UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22027
FundVantage Trust
(Exact name of registrant as specified in charter)

103 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (ZIP code)

Joel L. Weiss
FundVantage Trust
1636 N. Cedar Crest Blvd.
Suite #161
Allentown, PA 18104
(Name and address of agent for service)

Registrant's telephone number, including area code:
856-528-3500
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2026
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Gotham Absolute Return Fund
Institutional Class Shares | GARIX
Semi-Annual Shareholder Report — March 31, 2026
This semi-annual shareholder report contains important information about the Gotham Absolute Return Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Absolute Return Fund (Institutional Class Shares / GARIX)	$76	1.50%*
* Annualized
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$1,074,383,179
Total number of portfolio holdings	1,775
Total advisory fee paid, net	$6,818,668
Portfolio turnover rate as of the end of the reporting period	165%
Portfolio Holdings Summary Table (as of March 31, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	26.6%
Industrials	14.4%
Health Care	10.9%
Consumer Discretionary	9.7%
Consumer Staples	5.9%
Energy	5.8%
Communication Services	5.3%
Materials	4.2%
Financials	3.3%
Utilities	1.4%
Short-Term Investment	3.0%
Other Assets in Excess of Liabilities	9.5%
TOTAL	100.0%
Material Fund changes during the period
During the six months ended March 31, 2026, there were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the six months ended March 31, 2026, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.gothamfunds.com/documents.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Absolute Return Fund Institutional Class Shares (GARIX)
Semi-Annual Shareholder Report — March 31, 2026
GARIX-03/26-SAR
Gotham Enhanced Return Fund
Institutional Class Shares | GENIX
Semi-Annual Shareholder Report — March 31, 2026
This semi-annual shareholder report contains important information about the Gotham Enhanced Return Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Enhanced Return Fund (Institutional Class Shares / GENIX)	$65	1.29%*
* Annualized
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$427,080,959
Total number of portfolio holdings	1,795
Total advisory fee paid, net	$2,302,533
Portfolio turnover rate as of the end of the reporting period	86%
Portfolio Holdings Summary Table (as of March 31, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	9.6%
Industrials	5.8%
Health Care	4.1%
Consumer Discretionary	3.3%
Consumer Staples	2.2%
Communication Services	1.9%
Materials	1.7%
Energy	1.5%
Financials	1.4%
Utilities	0.3%
Affiliated Equity Registered Investment Companies	44.1%
Exchange Traded Funds	1.0%
Short-Term Investment	3.3%
Other Assets in Excess of Liabilities	19.8%
TOTAL	100.0%
Material Fund changes during the period
During the six months ended March 31, 2026, there were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the six months ended March 31, 2026, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.gothamfunds.com/documents.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Enhanced Return Fund Institutional Class Shares (GENIX)
Semi-Annual Shareholder Report — March 31, 2026
GENIX-03/26-SAR
Gotham Neutral Fund
Institutional Class Shares | GONIX
Semi-Annual Shareholder Report — March 31, 2026
This semi-annual shareholder report contains important information about the Gotham Neutral Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Neutral Fund (Institutional Class Shares / GONIX)	$75	1.50%*
* Annualized
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$110,582,156
Total number of portfolio holdings	1,804
Total advisory fee paid, net	$642,143
Portfolio turnover rate as of the end of the reporting period	270%
Portfolio Holdings Summary Table (as of March 31, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	22.1%
Industrials	17.2%
Health Care	11.8%
Consumer Discretionary	10.8%
Materials	6.3%
Consumer Staples	6.3%
Energy	5.7%
Communication Services	3.8%
Financials	2.9%
Utilities	1.2%
Short-Term Investment	3.8%
Other Assets in Excess of Liabilities	8.1%
TOTAL	100.0%
Material Fund changes during the period
During the six months ended March 31, 2026, there were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the six months ended March 31, 2026, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.gothamfunds.com/documents.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Neutral Fund Institutional Class Shares (GONIX)
Semi-Annual Shareholder Report — March 31, 2026
GONIX-03/26-SAR
Gotham Index Plus Fund
Institutional Class Shares | GINDX
Semi-Annual Shareholder Report — March 31, 2026
This semi-annual shareholder report contains important information about the Gotham Index Plus Fund Institutional Class Shares (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Index Plus Fund (Institutional Class Shares / GINDX)	$47	0.94%*
* Annualized
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$1,092,675,801
Total number of portfolio holdings	762
Total advisory fee paid, net	$4,224,125
Portfolio turnover rate as of the end of the reporting period	36%
Portfolio Holdings Summary Table (as of March 31, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	4.6%
Financials	2.4%
Health Care	2.3%
Industrials	2.3%
Communication Services	1.8%
Consumer Staples	1.6%
Energy	1.5%
Consumer Discretionary	1.4%
Materials	1.1%
Real Estate	0.9%
Utilities	0.2%
Affiliated Equity Registered Investment Company	46.0%
Exchange Traded Funds	0.1%
Short-Term Investment	3.5%
Other Assets in Excess of Liabilities	30.3%
TOTAL	100.0%
Material Fund changes during the period
During the six months ended March 31, 2026, there were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the six months ended March 31, 2026, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.gothamfunds.com/documents.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Index Plus Fund Institutional Class Shares (GINDX)
Semi-Annual Shareholder Report — March 31, 2026
GINDX-03/26-SAR
Gotham Index Plus Fund
Investor Class Shares | GNNDX
Semi-Annual Shareholder Report — March 31, 2026
This semi-annual shareholder report contains important information about the Gotham Index Plus Fund Investor Class Shares (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Index Plus Fund (Investor Class Shares / GNNDX)	$59	1.19%*
* Annualized
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$1,092,675,801
Total number of portfolio holdings	762
Total advisory fee paid, net	$4,224,125
Portfolio turnover rate as of the end of the reporting period	36%
Portfolio Holdings Summary Table (as of March 31, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	4.6%
Financials	2.4%
Health Care	2.3%
Industrials	2.3%
Communication Services	1.8%
Consumer Staples	1.6%
Energy	1.5%
Consumer Discretionary	1.4%
Materials	1.1%
Real Estate	0.9%
Utilities	0.2%
Affiliated Equity Registered Investment Company	46.0%
Exchange Traded Funds	0.1%
Short-Term Investment	3.5%
Other Assets in Excess of Liabilities	30.3%
TOTAL	100.0%
Material Fund changes during the period
During the six months ended March 31, 2026, there were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the six months ended March 31, 2026, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.gothamfunds.com/documents.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Index Plus Fund Investor Class Shares (GNNDX)
Semi-Annual Shareholder Report — March 31, 2026
GNNDX-03/26-SAR
Gotham Large Value Fund
Institutional Class Shares | GVALX
Semi-Annual Shareholder Report — March 31, 2026
This semi-annual shareholder report contains important information about the Gotham Large Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Large Value Fund (Institutional Class Shares / GVALX)	$39	0.75%*
* Annualized
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$31,377,580
Total number of portfolio holdings	247
Total advisory fee paid, net	$55,483
Portfolio turnover rate as of the end of the reporting period	86%
Portfolio Holdings Summary Table (as of March 31, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Industrials	19.8%
Health Care	17.2%
Information Technology	14.8%
Consumer Staples	11.9%
Financials	10.9%
Consumer Discretionary	7.4%
Communication Services	6.2%
Energy	4.6%
Real Estate	3.6%
Materials	3.3%
Utilities	0.1%
Short-Term Investment	0.6%
Liabilities in Excess of Other Assets	(0.4)%
TOTAL	100.0%
Material Fund changes during the period
During the six months ended March 31, 2026, there were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the six months ended March 31, 2026, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.gothamfunds.com/documents.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Large Value Fund Institutional Class Shares (GVALX)
Semi-Annual Shareholder Report — March 31, 2026
GVALX-03/26-SAR
Gotham Enhanced S&P 500
Index Fund
Institutional Class Shares | GSPFX
Semi-Annual Shareholder Report — March 31, 2026
This semi-annual shareholder report contains important information about the Gotham Enhanced S&P 500 Index Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Enhanced S&P 500 Index Fund (Institutional Class Shares / GSPFX)	$25	0.50%*
* Annualized
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$23,089,217
Total number of portfolio holdings	501
Total advisory fee paid, net	$39,857
Portfolio turnover rate as of the end of the reporting period	90%
Portfolio Holdings Summary Table (as of March 31, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	31.5%
Communication Services	12.0%
Financials	11.9%
Industrials	10.7%
Health Care	9.9%
Consumer Discretionary	9.6%
Consumer Staples	5.4%
Energy	3.1%
Real Estate	2.1%
Materials	2.0%
Utilities	0.4%
Short-Term Investment	1.4%
Other Assets in Excess of Liabilities	0.0%
TOTAL	100.0%
Material Fund changes during the period
During the six months ended March 31, 2026, there were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the six months ended March 31, 2026, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.gothamfunds.com/documents.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Enhanced S&P 500 Index Fund Institutional Class Shares (GSPFX)
Semi-Annual Shareholder Report — March 31, 2026
GSPFX-03/26-SAR
Gotham Total Return Fund
Institutional Class Shares | GTRFX
Semi-Annual Shareholder Report — March 31, 2026
This semi-annual shareholder report contains important information about the Gotham Total Return Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Total Return Fund (Institutional Class Shares / GTRFX)	$0	0.00%*
* Annualized
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$16,354,559
Total number of portfolio holdings	6
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	1%
Portfolio Holdings Summary Table (as of March 31, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Affiliated Equity Registered Investment Companies	99.3%
Short-Term Investment	0.8%
Liabilities in Excess of Other Assets	(0.1)%
TOTAL	100.0%
Material Fund changes during the period
During the six months ended March 31, 2026, there were no material changes to the Fund.
Changes in and Disagreements with Accountants
During the six months ended March 31, 2026, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.gothamfunds.com/documents.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (877) 974-6852, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Gotham Total Return Fund Institutional Class Shares (GTRFX)
Semi-Annual Shareholder Report — March 31, 2026
GTRFX-03/26-SAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Semi-Annual Financials and Additional Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

GOTHAM FUNDS
of
FundVantage Trust
Gotham Absolute Return Fund
Gotham Enhanced Return Fund
Gotham Neutral Fund
Gotham Index Plus Fund
Gotham Large Value Fund
Gotham Enhanced S&P 500 Index Fund
Gotham Total Return Fund
SEMI-ANNUAL FINANCIALS AND ADDITIONAL INFORMATION
March 31, 2026
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

GOTHAM FUNDS
SEMI-ANNUAL REPORT
AS OF March 31, 2026

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 87.5%
Automobiles & Components — 1.1%
Adient PLC (Ireland)*	341	$ 6,892
Aptiv PLC (Jersey)*	5,575	387,128
BorgWarner, Inc.	18,942	1,027,793
Dana, Inc.	43,585	1,466,635
Ford Motor Co.(a)	177,497	2,048,315
General Motors Co.(a)	67,849	5,054,750
Gentex Corp.	25,236	551,407
Gentherm, Inc.*	2,027	56,310
Harley-Davidson, Inc.	8,736	176,642
Magna International, Inc. (Canada)	12,591	702,704
Patrick Industries, Inc.	957	106,294
Visteon Corp.	2,545	231,875
Winnebago Industries, Inc.	8,764	271,596
		12,088,341
Capital Goods — 10.2%
A. O. Smith Corp.	14,174	934,634
Advanced Drainage Systems, Inc.	21,528	2,952,135
AECOM	2,033	172,439
Allegion PLC (Ireland)	3,118	453,014
AMETEK, Inc.	6,351	1,361,400
Amprius Technologies, Inc.*	20,758	349,980
API Group Corp.*	29,098	1,179,051
Astronics Corp.*	11,213	748,244
ATS Corp. (Canada)*	157	4,427
Babcock & Wilcox Enterprises, Inc.*	38,669	568,048
Ballard Power Systems, Inc. (Canada)*	1,852	4,482
Blue Bird Corp.*	20,830	1,182,936
CAE, Inc. (Canada)*	385	10,029
Carpenter Technology Corp.	1	394
Caterpillar, Inc.	741	524,969
Comfort Systems USA, Inc.	197	271,661
Core & Main, Inc., Class A*	10,003	494,148
Crane Co.	10,379	1,774,809
Cummins, Inc.	3,251	1,749,103
Deere & Co.	2,481	1,397,547
DNOW, Inc.*	1,543	18,377
Douglas Dynamics, Inc.	4,007	168,655
EMCOR Group, Inc.	1,527	1,127,399
EnerSys	9,066	1,574,946
ESCO Technologies, Inc.	5,090	1,432,173
Fastenal Co.	2,352	109,133
Ferguson Enterprises, Inc.	10,513	2,452,262
Flowserve Corp.	28,579	2,100,842
Fluor Corp.*	28,310	1,320,662
Fortive Corp.	35,612	1,968,631
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Gates Industrial Corp. PLC (United Kingdom)*	29,863	$ 675,202
GE Vernova, Inc.	3,326	2,903,265
Generac Holdings, Inc.*	519	101,376
General Dynamics Corp.(a)	7,848	2,693,591
General Electric Co.	32	9,081
Graco, Inc.	370	31,321
Graham Corp.*	208	16,415
Great Lakes Dredge & Dock Corp.*	16,811	285,787
Hayward Holdings, Inc.*	121,434	1,624,787
HEICO Corp.	1,766	484,237
Honeywell International, Inc.	12,316	2,783,786
Howmet Aerospace, Inc.	4,515	1,040,527
Hubbell, Inc.	2,145	1,052,637
Illinois Tool Works, Inc.	2,777	722,825
Johnson Controls International PLC (Ireland)	28,542	3,737,575
L3Harris Technologies, Inc.	332	114,590
Lockheed Martin Corp.(a)	16,619	10,044,357
Mercury Systems, Inc.*	5,626	410,192
Microvast Holdings, Inc.*	213,358	320,037
Middleby Corp. (The)*	814	107,920
Moog, Inc., Class A	2,282	667,804
Mueller Water Products, Inc., Class A	3,999	109,933
MYR Group, Inc.*	9,045	2,553,584
Nextpower, Inc., Class A*	201	24,231
Nordson Corp.	5,733	1,525,322
Northrop Grumman Corp.(a)	2,169	1,479,779
Otis Worldwide Corp.	32,233	2,484,520
Pentair PLC (Ireland)	8,729	760,383
Plug Power, Inc.*	1,375,173	3,107,891
Primoris Services Corp.	12,457	1,781,849
Regal Rexnord Corp.	4,370	818,326
RTX Corp.	8,626	1,663,955
Sensata Technologies Holding PLC (United Kingdom)	49,284	1,735,782
Simpson Manufacturing Co., Inc.	4,417	758,046
SiteOne Landscape Supply, Inc.*	20,427	2,719,038
Snap-on, Inc.	2,807	1,019,559
SPX Technologies, Inc.*	103	20,594
StandardAero, Inc.*	27,693	715,310
Stanley Black & Decker, Inc.	64,807	4,605,185
Stantec, Inc. (Canada)	10,204	881,626
Sterling Infrastructure, Inc.*	1	407
Terex Corp.	57,003	3,368,877
Textron, Inc.	30,733	2,690,982

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Toro Co. (The)	3,376	$ 315,453
Tutor Perini Corp.	40,349	3,114,539
V2X, Inc.*	4,200	287,700
Valmont Industries, Inc.	1,087	434,333
Vertiv Holdings Co., Class A	10,648	2,668,176
Vicor Corp.*	8,159	1,313,599
Watts Water Technologies, Inc., Class A	267	77,507
Westinghouse Air Brake Technologies Corp.	8,914	2,227,698
WillScot Holdings Corp.	1,898	32,949
Woodward, Inc.	251	89,838
WW Grainger, Inc.	1,362	1,485,683
Xylem, Inc.	23,601	2,820,320
Zurn Elkay Water Solutions Corp.	41,930	1,880,141
		109,806,957
Commercial & Professional Services — 2.4%
Automatic Data Processing, Inc.(a)	9,795	1,990,148
Brink's Co. (The)	2,769	286,952
Broadridge Financial Solutions, Inc.	6,449	1,047,834
Cintas Corp.	84	14,208
Copart, Inc.(a)*	104,215	3,459,938
CRA International, Inc.	4,313	698,188
CSG Systems International, Inc.	18,217	1,456,267
Equifax, Inc.	2,839	511,219
Exponent, Inc.	1,311	85,543
First Advantage Corp.*	16,274	191,382
GFL Environmental, Inc. (Canada)	2,601	108,514
Healthcare Services Group, Inc.*	61,006	1,131,661
Huron Consulting Group, Inc.*	2,776	353,912
Interface, Inc.	3,032	75,557
Jacobs Solutions, Inc.	8,929	1,136,483
KBR, Inc.	19,085	703,473
Leidos Holdings, Inc.	8,351	1,298,748
MillerKnoll, Inc.	1,135	16,412
Montrose Environmental Group, Inc.*	12,413	271,721
MSA Safety, Inc.	166	27,216
Paychex, Inc.	13,228	1,218,563
Pitney Bowes, Inc.	50,402	556,942
Planet Labs PBC*	39,827	1,113,165
Robert Half, Inc.	28,686	728,624
SS&C Technologies Holdings, Inc.	17,399	1,175,650
Tetra Tech, Inc.	19,147	576,708
UL Solutions, Inc., Class A	2,726	233,645
UniFirst Corp.	746	187,686
Upwork, Inc.*	99,750	1,093,260
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Veralto Corp.(a)	20,032	$ 1,771,229
Verisk Analytics, Inc.	6,049	1,147,798
Waste Management, Inc.	2,105	483,708
Willdan Group, Inc.*	9,183	703,051
		25,855,405
Consumer Discretionary Distribution & Retail — 3.8%
Advance Auto Parts, Inc.	36,752	1,938,668
Amazon.com, Inc.(a)*	43,441	9,047,457
American Eagle Outfitters, Inc.	13,050	217,935
AutoZone, Inc.*	191	645,156
Bath & Body Works, Inc.	28,465	531,442
Best Buy Co., Inc.	1,912	122,750
Boot Barn Holdings, Inc.*	4,354	637,251
Buckle, Inc. (The)	7,951	400,412
Carvana Co.*	829	260,621
Chewy, Inc., Class A*	6,115	165,105
Dillard's, Inc., Class A	1,640	938,260
eBay, Inc.(a)	34,291	3,121,167
Five Below, Inc.*	2,583	590,164
Gap, Inc. (The)	7,453	180,363
Genuine Parts Co.	4,128	436,536
GigaCloud Technology, Inc., Class A (Cayman Islands)*	24,762	1,123,700
Home Depot, Inc. (The)	4,592	1,510,263
Kohl's Corp.	220,785	2,848,127
LKQ Corp.	32,434	952,587
Lowe's Cos., Inc.(a)	13,359	3,156,465
Macy's, Inc.	132,601	2,398,752
National Vision Holdings, Inc.*	19,945	516,576
Ollie's Bargain Outlet Holdings, Inc.*	14,285	1,314,791
O'Reilly Automotive, Inc.*	11,046	1,019,656
Petco Health & Wellness Co., Inc.*	186,417	518,239
Ross Stores, Inc.	2,918	632,126
Sally Beauty Holdings, Inc.*	32,426	449,100
Signet Jewelers Ltd. (Bermuda)	4,431	375,040
Sonic Automotive, Inc., Class A	5,114	350,667
TJX Cos., Inc. (The)(a)	15,913	2,541,306
Ulta Beauty, Inc.*	2,166	1,132,190
Urban Outfitters, Inc.*	5,426	343,737
Wayfair, Inc., Class A*	7,644	574,905
Williams-Sonoma, Inc.	1	182
		40,991,696
Consumer Durables & Apparel — 1.8%
Amer Sports, Inc. (Cayman Islands)*	2,517	82,860
BRP, Inc., sub-voting shares (Canada)	9,750	700,148

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Callaway Golf Co.*	36,624	$ 508,341
Capri Holdings Ltd. (British Virgin Islands)*	47,950	844,879
Champion Homes, Inc.*	23,177	1,723,673
Columbia Sportswear Co.	6,989	383,067
Cricut, Inc., Class A	264	987
Deckers Outdoor Corp.*	18,076	1,809,227
Figs, Inc., Class A*	21,250	313,863
Hasbro, Inc.	9,204	861,494
Installed Building Products, Inc.	1,557	412,839
La-Z-Boy, Inc.	14,273	458,734
Leggett & Platt, Inc.	83,349	823,488
Lululemon Athletica, Inc.*	7,530	1,152,843
NVR, Inc.*	148	975,295
Peloton Interactive, Inc., Class A*	250,527	1,074,761
Polaris, Inc.	13,895	757,277
Ralph Lauren Corp.	1,963	675,252
SharkNinja, Inc. (Cayman Islands)*	5,474	579,697
Smith & Wesson Brands, Inc.	296	4,242
Sonos, Inc.*	54,511	730,447
Tapestry, Inc.	22,893	3,230,431
Under Armour, Inc., Class C*	53,528	309,927
VF Corp.	24,454	415,473
Wolverine World Wide, Inc.	47,055	767,938
		19,597,183
Consumer Services — 2.9%
Accel Entertainment, Inc.*	1,215	13,256
BJ's Restaurants, Inc.*	8,181	287,153
Booking Holdings, Inc.(a)	953	4,012,435
Bright Horizons Family Solutions, Inc.*	10,859	891,850
Brinker International, Inc.*	1,869	266,837
Carnival Corp. (Panama)	6,552	169,566
Cheesecake Factory, Inc. (The)	1,782	97,564
Chipotle Mexican Grill, Inc.*	11,582	370,740
Darden Restaurants, Inc.	45	8,822
Domino's Pizza, Inc.	7,099	2,547,050
DoorDash, Inc., Class A*	4,089	613,963
Driven Brands Holdings, Inc.*	34,187	431,098
Duolingo, Inc.*	15,496	1,527,441
Expedia Group, Inc.	10,320	2,382,785
Frontdoor, Inc.*	5,390	284,915
Hyatt Hotels Corp., Class A	7,862	1,130,477
Las Vegas Sands Corp.	22,004	1,185,576
Lincoln Educational Services Corp.*	431	17,533
McDonald's Corp.(a)	15,259	4,742,345
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Monarch Casino & Resort, Inc.	32	$ 3,059
Penn Entertainment, Inc.*	92,149	1,384,999
Perdoceo Education Corp.	22,535	838,527
Planet Fitness, Inc., Class A*	16,864	1,254,344
Strategic Education, Inc.	11,108	921,520
Vail Resorts, Inc.	2,522	323,623
Viking Holdings Ltd. (Bermuda)*	19,868	1,459,901
Wingstop, Inc.	13,727	2,127,273
Wynn Resorts Ltd.	2,125	215,794
Yum! Brands, Inc.(a)	10,475	1,628,653
		31,139,099
Consumer Staples Distribution & Retail — 2.1%
Casey's General Stores, Inc.	266	193,611
Costco Wholesale Corp.(a)	2,721	2,711,286
Dollar General Corp.	38,120	4,525,987
Dollar Tree, Inc.*	42,445	4,648,152
Kroger Co. (The)	19,318	1,397,850
Maplebear, Inc.*	9,956	372,952
Sysco Corp.	7,431	530,053
Target Corp.(a)	29,593	3,586,672
United Natural Foods, Inc.*	30,203	1,360,947
Walmart, Inc.(a)	29,271	3,637,800
		22,965,310
Energy — 5.8%
Antero Midstream Corp.	41,095	936,966
APA Corp.(a)	81,091	3,441,502
Baker Hughes Co.	21,772	1,329,181
Baytex Energy Corp. (Canada)	43,183	193,028
Borr Drilling Ltd. (Bermuda)	57,903	334,100
Canadian Natural Resources Ltd. (Canada)	55,237	2,691,699
Centrus Energy Corp., Class A(a)*	17,763	3,083,479
Chevron Corp.	5,652	1,169,399
CNX Resources Corp.*	71,098	2,740,828
ConocoPhillips	23,757	3,135,924
CVR Energy, Inc.*	3,089	103,945
Delek US Holdings, Inc.	2,003	90,275
Devon Energy Corp.	15,222	765,971
DHT Holdings, Inc. (Marshall Islands)	47,326	864,646
Dorian LPG Ltd. (Marshall Islands)	7,597	259,817
Enbridge, Inc. (Canada)	7,814	423,050
Expand Energy Corp.	22,992	2,524,062
Exxon Mobil Corp.(a)	45,232	7,674,061
Green Plains, Inc.*	10,182	167,494
Gulfport Energy Corp.*	10,768	2,278,186

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Halliburton Co.	105,024	$ 4,094,886
Innovex International, Inc.*	16,810	409,996
Kinder Morgan, Inc.	98,169	3,291,607
Kodiak Gas Services, Inc.	20,515	1,196,435
Northern Oil & Gas, Inc.	50,173	1,466,557
Occidental Petroleum Corp.(a)	80,640	5,241,600
Oceaneering International, Inc.*	12,403	439,934
Oil States International, Inc.*	28,431	330,937
Range Resources Corp.	6,738	304,423
REX American Resources Corp.*	243	11,073
SFL Corp. Ltd. (Bermuda)	37,645	406,189
TechnipFMC PLC (United Kingdom)	30,660	2,119,526
Tidewater, Inc.*	14,964	1,250,242
Transocean Ltd. (Switzerland)*	503,621	3,339,007
Valaris Ltd. (Bermuda)*	7,954	779,810
Valero Energy Corp.(a)	12,740	3,147,799
		62,037,634
Financial Services — 3.3%
Berkshire Hathaway, Inc., Class B(a)*	4,956	2,374,915
Blackrock, Inc.	818	786,679
Block, Inc.*	41,322	2,486,758
Cboe Global Markets, Inc.	5,267	1,480,396
CME Group, Inc.(a)	8,388	2,477,396
Corpay, Inc.*	2,214	644,252
Donnelley Financial Solutions, Inc.*	5,016	236,454
FactSet Research Systems, Inc.	3,950	857,110
Fidelity National Information Services, Inc.	27,835	1,305,740
Fiserv, Inc.*	35,436	1,977,329
Flywire Corp.*	31,487	366,509
Franklin Resources, Inc.	29,042	685,972
Global Payments, Inc.(a)	16,954	1,141,004
Jack Henry & Associates, Inc.	7,733	1,222,123
Mastercard, Inc., Class A	2,776	1,387,056
Moody's Corp.	2,044	891,695
Morningstar, Inc.	2,825	477,566
Nasdaq, Inc.	30,391	2,579,892
Paymentus Holdings, Inc., Class A*	76,498	1,943,049
PayPal Holdings, Inc.	69,348	3,136,610
S&P Global, Inc.	4,456	1,895,315
Sezzle, Inc.*	4,668	295,438
T Rowe Price Group, Inc.	11,886	1,071,404
Visa, Inc., Class A	11,105	3,356,375
		35,077,037
Food, Beverage & Tobacco — 2.8%
Altria Group, Inc.(a)	50,520	3,333,815
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Archer-Daniels-Midland Co.	8,972	$ 652,175
Campbell's Company (The)	29,633	659,927
Coca-Cola Co. (The)(a)	63,385	4,820,429
Coca-Cola Consolidated, Inc.	2,246	430,648
Conagra Brands, Inc.	14,130	222,124
Constellation Brands, Inc., Class A	7,318	1,097,700
Fresh Del Monte Produce, Inc. (Cayman Islands)	23,374	941,037
Freshpet, Inc.*	14,507	855,333
General Mills, Inc.	37,159	1,383,058
Hormel Foods Corp.	18,107	410,124
J & J Snack Foods Corp.	11,587	918,501
J M Smucker Co. (The)	19,907	1,919,831
Keurig Dr Pepper, Inc.	103,710	2,730,684
Kraft Heinz Co. (The)	97,653	2,196,216
Lamb Weston Holdings, Inc.	9,552	403,668
Molson Coors Beverage Co., Class B	15,235	656,019
Monster Beverage Corp.*	8,315	602,505
PepsiCo, Inc.	16,623	2,581,386
Simply Good Foods Co. (The)*	92,541	1,327,963
Tyson Foods, Inc., Class A	28,549	1,829,134
		29,972,277
Health Care Equipment & Services — 5.8%
Abbott Laboratories	6,885	706,883
Align Technology, Inc.*	4,579	784,978
Ardent Health, Inc.*	1,286	11,008
Aveanna Healthcare Holdings, Inc.*	3,273	21,078
Becton Dickinson & Co.(a)	19,269	3,029,665
Boston Scientific Corp.(a)*	56,924	3,571,981
Butterfly Network, Inc.*	265,789	1,073,788
Cardinal Health, Inc.	8,419	1,779,019
Cencora, Inc.	3,329	1,045,772
Cigna Group (The)	4,797	1,279,600
CONMED Corp.	19,943	705,184
CorVel Corp.*	9,824	536,882
CVS Health Corp.	38,930	2,795,953
Dexcom, Inc.*	11,678	733,378
GE HealthCare Technologies, Inc.	15,551	1,106,920
Globus Medical, Inc., Class A*	4,166	358,943
Guardian Pharmacy Services, Inc., Class A*	9,378	353,175
Haemonetics Corp.*	14,598	822,743
HCA Healthcare, Inc.	6,514	3,082,685
HealthEquity, Inc.*	7,338	613,237
ICU Medical, Inc.*	7,992	1,032,167

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
IDEXX Laboratories, Inc.*	2,406	$ 1,351,907
Innovage Holding Corp.*	476	3,818
Insulet Corp.*	1,232	258,523
Labcorp Holdings, Inc.	839	223,854
LeMaitre Vascular, Inc.	4,156	453,710
LivaNova PLC (United Kingdom)*	1,826	116,061
McKesson Corp.	3,215	2,782,132
Medtronic PLC (Ireland)	41,283	3,577,172
Merit Medical Systems, Inc.*	2,981	205,480
PACS Group, Inc.*	16	514
Pediatrix Medical Group, Inc.*	59,545	1,273,668
Privia Health Group, Inc.*	41,733	858,448
Progyny, Inc.*	132,943	2,257,372
Quest Diagnostics, Inc.	5,282	1,035,166
ResMed, Inc.	15,758	3,537,356
Schrodinger, Inc./United States*	22,682	257,667
Solventum Corp.(a)*	39,500	2,579,350
Stryker Corp.	10,530	3,460,053
Tenet Healthcare Corp.*	9,773	1,844,263
TransMedics Group, Inc.*	19,761	1,964,441
UFP Technologies, Inc.*	4,811	931,410
UnitedHealth Group, Inc.	14,289	3,866,460
Universal Health Services, Inc., Class B	3,308	592,033
Veeva Systems, Inc., Class A*	7,805	1,371,026
Waystar Holding Corp.*	60,250	1,452,627
Zimmer Biomet Holdings, Inc.	3,664	331,299
		62,030,849
Household & Personal Products — 1.0%
Church & Dwight Co., Inc.	9,022	841,933
Clorox Co. (The)	5,731	593,904
Colgate-Palmolive Co.	9,304	792,980
Estee Lauder Cos., Inc. (The), Class A	31,579	2,266,425
Kenvue, Inc.	111,567	1,923,415
Kimberly-Clark Corp.	25,663	2,475,710
Procter & Gamble Co. (The)	10,457	1,510,409
Reynolds Consumer Products, Inc.	9,158	193,966
Spectrum Brands Holdings, Inc.	1,046	77,090
		10,675,832
Materials — 4.2%
Agnico Eagle Mines Ltd. (Canada)	3,105	630,253
Alamos Gold, Inc., Class A (Canada)	12,409	551,332
Americas Gold & Silver Corp. (Canada)*	46,665	243,591
Amrize Ltd. (Switzerland)*	14,571	816,267
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Aura Minerals, Inc. (British Virgin Islands)	2,161	$ 176,338
Avery Dennison Corp.	9,082	1,568,280
Ball Corp.	5,027	297,146
CF Industries Holdings, Inc.	4,029	523,125
Coeur Mining, Inc.*	14,718	276,257
Compass Minerals International, Inc.*	14,689	342,988
Corteva, Inc.	23,230	1,944,583
DuPont de Nemours, Inc.(a)	123,132	5,639,446
Ecolab, Inc.	4,046	1,076,317
Ecovyst, Inc.*	29,089	374,085
Element Solutions, Inc.	22,720	775,661
First Majestic Silver Corp. (Canada)	3,412	73,290
Fortuna Mining Corp. (Canada)*	121,303	1,204,539
Freeport-McMoRan, Inc.	24,533	1,442,050
Galiano Gold, Inc. (Canada)*	5,553	13,938
Hecla Mining Co.	21,853	407,121
Hudbay Minerals, Inc. (Canada)	9,511	198,780
IAMGOLD Corp. (Canada)*	113,814	2,141,979
Ingevity Corp.*	8,429	600,398
Kinross Gold Corp. (Canada)	98,759	3,014,125
Linde PLC (Ireland)	5,094	2,525,401
LSB Industries, Inc.*	125	1,863
Newmont Corp.	23,569	2,551,344
Pan American Silver Corp. (Canada)	55,820	3,049,447
Perimeter Solutions, Inc.*	11,817	288,571
PPG Industries, Inc.	7,085	757,245
RPM International, Inc.	2,298	228,421
Santacruz Silver Mining Ltd. (Canada)*	2,014	17,260
Smurfit Westrock PLC (Ireland)	9,594	382,321
Sonoco Products Co.	20,761	1,122,962
Southern Copper Corp.	4,625	795,777
SSR Mining, Inc. (Canada)*	37,799	1,111,291
Steel Dynamics, Inc.	7,886	1,419,480
Teck Resources Ltd., Class B (Canada)	86,679	4,485,638
TriMas Corp.	7,045	253,197
United States Lime & Minerals, Inc.	955	124,733
Vulcan Materials Co.	6,065	1,651,499
		45,098,339
Media & Entertainment — 4.5%
Alphabet, Inc., Class A(a)	46,047	13,241,275
Cargurus, Inc.*	18,100	616,305

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Charter Communications, Inc., Class A*	1,868	$ 403,264
EchoStar Corp., Class A*	5,136	601,272
Electronic Arts, Inc.	2,062	420,380
EverQuote, Inc., Class A*	22,673	349,618
Fox Corp., Class A	11,494	671,250
Match Group, Inc.	43,750	1,343,563
Meta Platforms, Inc., Class A(a)	27,503	15,735,291
MNTN, Inc., Class A*	3,213	28,274
Netflix, Inc.(a)*	55,777	5,362,959
News Corp., Class A	75,877	1,891,614
Omnicom Group, Inc.	10,017	754,380
Reddit, Inc., Class A*	1,433	192,953
Roku, Inc.*	14,629	1,384,196
Spotify Technology SA (Luxembourg)*	1,619	785,069
Walt Disney Co. (The)(a)	19,593	1,888,373
Warner Music Group Corp., Class A	61,705	1,575,946
Yelp, Inc.*	24,319	601,652
Ziff Davis, Inc.*	13,193	553,578
		48,401,212
Pharmaceuticals, Biotechnology & Life Sciences — 5.2%
10X Genomics, Inc., Class A*	57,042	1,211,002
Adaptive Biotechnologies Corp.*	41,253	572,592
Agilent Technologies, Inc.(a)	9,715	1,107,316
Amneal Pharmaceuticals, Inc.*	8,055	100,124
AnaptysBio, Inc.*	4,250	235,705
ANI Pharmaceuticals, Inc.*	10,916	839,440
Arbutus Biopharma Corp. (Canada)*	26	117
Arrowhead Pharmaceuticals, Inc.*	15,366	963,448
Aurinia Pharmaceuticals, Inc. (Canada)*	55,794	826,867
Azenta, Inc.*	20,705	437,497
BioCryst Pharmaceuticals, Inc.*	66,460	632,699
Biogen, Inc.*	4,570	837,818
Bio-Rad Laboratories, Inc., Class A*	1,654	461,052
Bristol-Myers Squibb Co.(a)	62,330	3,780,314
CareDx, Inc.*	38,496	668,291
Charles River Laboratories International, Inc.*	7,812	1,347,570
Collegium Pharmaceutical, Inc.*	24,767	819,045
Elanco Animal Health, Inc.*	13,494	322,911
Erasca, Inc.*	967	15,646
Exelixis, Inc.*	7,054	302,546
Gilead Sciences, Inc.(a)	30,517	4,253,154
Harmony Biosciences Holdings, Inc.*	34,413	963,908
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Harrow, Inc.*	10,889	$ 383,946
Incyte Corp.*	19,780	1,861,694
Indivior Pharmaceuticals, Inc.*	75,880	2,312,822
Innoviva, Inc.*	49,986	1,164,674
IQVIA Holdings, Inc.*	11,410	1,945,861
Johnson & Johnson(a)	26,336	6,437,572
Ligand Pharmaceuticals, Inc.*	1,898	378,936
Liquidia Corp.*	1,565	59,063
Merck & Co., Inc.	22,135	2,662,619
ORIC Pharmaceuticals, Inc.*	88	1,115
Pfizer, Inc.(a)	247,885	6,960,611
Regeneron Pharmaceuticals, Inc.(a)	5,014	3,874,017
Relay Therapeutics, Inc.*	16,658	165,747
Soleno Therapeutics, Inc.*	6,113	204,663
Sotera Health Co.*	14,065	201,692
Spyre Therapeutics, Inc.*	191	9,634
Tango Therapeutics, Inc.*	8,914	186,481
Terns Pharmaceuticals, Inc.*	4,607	242,881
Theravance Biopharma, Inc. (Cayman Islands)*	21,191	343,930
Thermo Fisher Scientific, Inc.	3,603	1,770,983
Veracyte, Inc.*	26,424	851,117
Viatris, Inc.	38,231	516,501
Vir Biotechnology, Inc.*	3,720	33,331
Zoetis, Inc.	18,281	2,160,997
		55,429,949
Semiconductors & Semiconductor Equipment — 9.5%
Advanced Micro Devices, Inc.(a)*	31,289	6,365,121
Allegro MicroSystems, Inc.*	43,565	1,373,604
Analog Devices, Inc.(a)	20,155	6,412,112
Applied Materials, Inc.	3,345	1,143,288
AXT, Inc.(a)*	77,277	4,403,243
Broadcom, Inc.(a)	22,122	6,846,980
Cirrus Logic, Inc.*	5,584	807,558
Credo Technology Group Holding Ltd. (Cayman Islands)*	12,823	1,203,695
First Solar, Inc.*	15,705	3,097,968
FormFactor, Inc.*	2,419	234,619
Ichor Holdings Ltd. (Cayman Islands)*	17,674	823,785
KLA Corp.	1,753	2,581,135
Kulicke & Soffa Industries, Inc.	15,348	1,008,671
Lam Research Corp.(a)	49,209	10,513,995
Micron Technology, Inc.(a)	45,364	15,325,774
Monolithic Power Systems, Inc.	1,284	1,403,861

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
NVIDIA Corp.(a)	80,083	$ 13,966,475
NXP Semiconductors NV (Netherlands)	16,132	3,175,746
ON Semiconductor Corp.*	54,341	3,364,795
Qnity Electronics, Inc.	5,053	583,015
Qorvo, Inc.*	11,132	861,617
QUALCOMM, Inc.(a)	61,626	7,936,196
Rambus, Inc.*	228	19,615
Semtech Corp.*	21,732	1,670,973
Silicon Laboratories, Inc.*	5,285	1,100,073
SiTime Corp.*	1,550	535,293
Skyworks Solutions, Inc.(a)	53,893	2,885,970
Teradyne, Inc.	338	100,203
Texas Instruments, Inc.	11,369	2,207,178
		101,952,558
Software & Services — 9.2%
Accenture PLC, Class A (Ireland)	15,634	3,100,066
Adobe, Inc.(a)*	24,797	6,027,655
Appian Corp., Class A*	50,065	1,207,067
AppLovin Corp., Class A*	2,863	1,139,474
Autodesk, Inc.*	1,443	345,454
AvePoint, Inc.*	17,340	164,903
Bentley Systems, Inc., Class B	1,034	36,314
Blackbaud, Inc.*	18,368	709,189
BlackBerry Ltd. (Canada)*	226,291	733,183
Box, Inc., Class A*	33,044	781,160
CCC Intelligent Solutions Holdings, Inc.*	25,832	154,992
CGI, Inc. (Canada)	3,334	243,715
Circle Internet Group, Inc.*	9,953	949,616
Clear Secure, Inc., Class A	27,029	1,308,474
Cloudflare, Inc., Class A*	2,884	595,085
Cognizant Technology Solutions Corp., Class A	14,357	880,802
Crowdstrike Holdings, Inc., Class A(a)*	10,031	3,916,203
Descartes Systems Group, Inc. (The) (Canada)*	15,946	1,141,096
Docusign, Inc.*	8,194	388,478
Dolby Laboratories, Inc., Class A	9,155	549,849
Dropbox, Inc., Class A*	30,499	692,937
EPAM Systems, Inc.*	8,358	1,131,673
Fastly, Inc., Class A*	99,855	2,901,786
Fortinet, Inc.*	40,288	3,292,335
Gartner, Inc.*	11,142	1,764,224
Gen Digital, Inc.	56,009	1,054,650
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Globant SA (Luxembourg)*	26,503	$ 1,222,053
GoDaddy, Inc., Class A*	22,700	1,876,609
Guidewire Software, Inc.*	7,850	1,174,046
InterDigital, Inc.	677	204,454
Intuit, Inc.(a)	7,862	3,399,372
LiveRamp Holdings, Inc.*	36,779	975,379
Microsoft Corp.(a)	29,636	10,970,358
MongoDB, Inc.*	978	239,385
NCR Voyix Corp.*	59,014	373,559
Nutanix, Inc., Class A*	31,586	1,200,584
Okta, Inc.*	57,258	4,506,777
Open Text Corp. (Canada)	7,779	173,005
Oracle Corp.(a)	53,182	7,823,604
Palantir Technologies, Inc., Class A*	1	146
Palo Alto Networks, Inc.*	10,130	1,624,042
Progress Software Corp.*	15,545	398,729
PTC, Inc.(a)*	20,582	2,932,729
Q2 Holdings, Inc.*	30,364	1,436,217
Qualys, Inc.*	17,453	1,533,246
RingCentral, Inc., Class A	38,279	1,423,596
Roper Technologies, Inc.	6,940	2,455,788
Salesforce, Inc.(a)	16,330	3,048,321
ServiceNow, Inc.(a)*	47,825	5,000,104
Sprinklr, Inc., Class A*	96,152	576,912
Teradata Corp.*	55,860	1,431,692
Trimble, Inc.*	11,255	734,164
Twilio, Inc., Class A*	4,149	522,027
UiPath, Inc., Class A*	220,443	2,446,917
VeriSign, Inc.	5,143	1,277,316
Workday, Inc., Class A*	11,674	1,516,686
Zoom Communications, Inc.*	14,572	1,171,443
		98,879,640
Technology Hardware & Equipment — 7.9%
Amphenol Corp., Class A(a)	33,249	4,201,011
Apple, Inc.(a)	41,413	10,510,205
Arista Networks, Inc.*	7,139	876,526
Benchmark Electronics, Inc.	8,699	487,666
Calix, Inc.*	13,071	640,348
CDW Corp.	8,529	1,032,180
Cisco Systems, Inc.(a)	60,900	4,725,231
Cognex Corp.	862	42,229
Daktronics, Inc.*	10,514	205,549
Dell Technologies, Inc., Class C	25,656	4,210,919
Diebold Nixdorf, Inc.*	10,762	811,885
ePlus, Inc.	2,136	160,734
F5, Inc.*	1,419	410,559

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
GPGI, Inc., Class A	13,396	$ 229,072
HP, Inc.	101,116	1,942,438
Ingram Micro Holding Corp.	8,678	202,284
Itron, Inc.*	4,988	447,074
Jabil, Inc.	4,967	1,319,384
Keysight Technologies, Inc.*	10,660	3,010,064
Knowles Corp.*	6,695	171,928
Lumentum Holdings, Inc.*	2,360	1,658,514
Motorola Solutions, Inc.	1,715	744,259
Napco Security Technologies, Inc.	12,540	493,951
NetApp, Inc.(a)	20,970	2,147,118
NetScout Systems, Inc.*	12,878	409,392
nLight, Inc.*	53,378	3,043,614
Ouster, Inc.*	4,028	73,994
Rogers Corp.*	5,262	564,770
Sandisk Corp.(a)*	12,913	8,204,145
ScanSource, Inc.*	1,510	54,813
Seagate Technology Holdings PLC (Ireland)	18,597	7,285,561
Super Micro Computer, Inc.*	97,684	2,224,265
TD SYNNEX Corp.	7,314	1,233,945
TE Connectivity PLC (Ireland)	8,074	1,687,628
Teledyne Technologies, Inc.*	1,177	712,097
Viasat, Inc.*	5,371	245,992
Vistance Networks, Inc.(a)*	244,378	4,447,680
Western Digital Corp.(a)	51,904	14,039,513
		84,908,537
Telecommunication Services — 0.8%
Anterix, Inc.*	27	1,031
Comcast Corp., Class A	15,230	437,253
IDT Corp., Class B	8,102	397,808
Rogers Communications, Inc., Class B (Canada)	12,485	480,048
T-Mobile US, Inc.	15,314	3,216,400
Verizon Communications, Inc.(a)	90,414	4,538,783
		9,071,323
Transportation — 1.8%
Allegiant Travel Co.*	10,477	849,056
Canadian Pacific Kansas City Ltd. (Canada)	4,808	378,197
CH Robinson Worldwide, Inc.	5,734	952,245
CSX Corp.	26,838	1,101,700
Delta Air Lines, Inc.(a)	34,441	2,289,638
Expeditors International of Washington, Inc.	7,016	1,004,902
GXO Logistics, Inc.*	10,596	549,403
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Heartland Express, Inc.	12,324	$ 128,170
JB Hunt Transport Services, Inc.	12,935	2,740,926
Norfolk Southern Corp.	5,296	1,519,952
SkyWest, Inc.*	10,201	936,758
Sun Country Airlines Holdings, Inc.*	42,115	695,740
Uber Technologies, Inc.*	28,178	2,026,843
Union Pacific Corp.	8,820	2,139,908
United Parcel Service, Inc., Class B	15,265	1,501,771
		18,815,209
Utilities — 1.4%
Algonquin Power & Utilities Corp. (Canada)	48,830	299,816
Ameren Corp.	3,218	353,723
American Electric Power Co., Inc.	703	92,149
American Water Works Co., Inc.	1,075	146,297
Atmos Energy Corp.	2,025	374,058
CenterPoint Energy, Inc.	28,035	1,209,991
Constellation Energy Corp.(a)	10,476	2,925,423
Duke Energy Corp.(a)	28,786	3,769,239
Edison International	13,167	963,561
Emera, Inc. (Canada)	541	28,062
Evergy, Inc.	6	492
Eversource Energy	2,654	183,869
FirstEnergy Corp.	22,140	1,121,612
Fortis, Inc. (Canada)	6,823	380,655
Hallador Energy Co.*	36,266	590,410
MDU Resources Group, Inc.	125	2,590
National Fuel Gas Co.	4,284	402,525
Public Service Enterprise Group, Inc.	4,860	393,417
Vistra Corp.	6,550	984,661
WEC Energy Group, Inc.	9,356	1,083,144
		15,305,694
TOTAL COMMON STOCKS (Cost $849,978,483)		940,100,081

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
SHORT-TERM INVESTMENT — 3.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(b)	32,171,665	$ 32,171,665
TOTAL SHORT-TERM INVESTMENT (Cost $32,171,665)		32,171,665

TOTAL INVESTMENTS - 90.5% (Cost $882,150,148)		972,271,746
OTHER ASSETS IN EXCESS OF LIABILITIES - 9.5%		102,111,433
NET ASSETS - 100.0%		$1,074,383,179

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
(b)	Rate disclosed is the 7-day yield at March 31, 2026.
*	Non-income producing.
PLC	Public Limited Company
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
The portfolio matures between July 6, 2026 and January 27, 2031, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps.
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	01/27/31	4,487	$338,793	$311,577	$(18,422)
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	07/23/30	26,844	1,400,848	1,456,555	95,601
Dana, Inc.	USFF +0.250%	Weekly	MS	01/17/30	16,243	300,713	546,577	257,678
Ford Motor Co.	USFF +0.250%	Weekly	MS	07/16/29	182,524	1,942,980	2,106,327	264,752
General Motors Co.	USFF +0.250%	Weekly	MS	01/07/27	24,454	1,470,426	1,821,823	406,240
Gentex Corp.	USFF +0.250%	Weekly	MS	01/27/31	8,842	194,896	193,198	3,449
Gentherm, Inc.	USFF +0.250%	Weekly	MS	01/27/31	675	19,166	18,752	58
Harley-Davidson, Inc.	USFF +0.250%	Weekly	MS	01/27/31	4,467	83,304	90,323	9,412
Magna International, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	814	42,880	45,429	3,679
Patrick Industries, Inc.	USFF +0.250%	Weekly	MS	01/27/31	291	31,628	32,321	1,491
Visteon Corp.	USFF +0.250%	Weekly	MS	01/17/30	989	79,633	90,108	18,237
Winnebago Industries, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,930	101,353	90,801	(8,856)
					273,560	6,006,620	6,803,791	1,033,319
Capital Goods
A. O. Smith Corp.	USFF -0.250%	Weekly	MS	07/16/29	6,533	438,288	430,786	7,793
Advanced Drainage Systems, Inc.	USFF +0.250%	Weekly	MS	07/23/30	6,553	1,008,768	898,613	(82,723)
AECOM	USFF +0.250%	Weekly	MS	07/23/30	7,735	698,511	656,083	(24,198)
Allegion PLC (Ireland)	USFF +0.250%	Weekly	MS	01/17/30	3,955	608,585	574,622	(15,447)
Allient, Inc.	USFF +0.250%	Weekly	MS	01/27/31	68	4,007	4,018	89
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7,581	1,427,184	1,625,063	244,950
Amprius Technologies, Inc.	USFF +0.250%	Weekly	MS	01/27/31	45,206	835,810	762,173	(51,902)
API Group Corp.	USFF +0.250%	Weekly	MS	01/27/31	43,839	1,833,654	1,776,356	(9,584)
Astronics Corp.	USFF +0.250%	Weekly	MS	01/17/30	1	24	67	17
ATS Corp. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	263	7,405	7,417	178
Babcock & Wilcox Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/23/30	14,622	121,957	214,797	109,788
Ballard Power Systems, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	686	1,650	1,660	26
Blue Bird Corp.	USFF +0.250%	Weekly	MS	07/23/30	11,120	563,655	631,505	83,063
CAE, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	955	24,878	24,878	621
Carpenter Technology Corp.	USFF +0.250%	Weekly	MS	07/23/30	2	543	788	233
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,110	613,359	786,391	190,650
Comfort Systems USA, Inc.	USFF +0.250%	Weekly	MS	01/27/31	303	412,411	417,834	16,232
Core & Main, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	20,599	1,029,615	1,017,591	9,955
Crane Co.	USFF +0.250%	Weekly	MS	07/23/30	5,332	955,546	911,772	(17,867)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Cummins, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,456	$1,613,934	$1,859,397	$296,524
Deere & Co.	USFF +0.250%	Weekly	MS	07/23/30	1,712	846,878	964,370	145,359
Douglas Dynamics, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,140	48,662	47,983	728
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,605	1,162,076	1,184,988	53,162
EnerSys	USFF +0.250%	Weekly	MS	01/27/31	3,802	628,272	660,483	49,575
ESCO Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,547	301,557	435,279	143,440
Fastenal Co.	USFF +0.250%	Weekly	MS	01/27/31	872	39,663	40,461	2,402
Ferguson Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/27/31	7,952	1,865,578	1,854,884	33,188
Flowserve Corp.	USFF +0.250%	Weekly	MS	01/27/31	17,293	1,320,136	1,271,208	(11,103)
Fluor Corp.	USFF +0.250%	Weekly	MS	01/27/31	20,024	911,305	934,120	46,514
Fortive Corp.	USFF +0.250%	Weekly	MS	07/23/30	8,018	416,037	443,235	38,708
Gates Industrial Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/27/31	11,680	266,606	264,085	4,394
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	07/08/27	755	498,673	659,039	174,051
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,029	945,027	1,039,613	142,191
Graco, Inc.	USFF +0.250%	Weekly	MS	01/27/31	140	11,816	11,851	316
Graham Corp.	USFF +0.250%	Weekly	MS	01/27/31	78	6,021	6,156	264
Great Lakes Dredge & Dock Corp.	USFF +0.250%	Weekly	MS	01/27/31	6,248	105,900	106,216	3,046
Hayward Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	39,285	584,246	525,633	(43,428)
HEICO Corp.	USFF +0.250%	Weekly	MS	07/23/30	846	276,074	231,973	(36,838)
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,953	817,423	893,497	107,646
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,756	220,268	404,688	191,480
Hubbell, Inc.	USFF +0.250%	Weekly	MS	07/23/30	358	158,929	175,685	21,655
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	01/27/31	972	272,877	253,002	(11,233)
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	10,772	1,093,490	1,410,593	369,043
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	01/27/31	124	42,436	42,799	210
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	01/27/31	4,795	2,998,173	2,898,050	(7,267)
Microvast Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	29,143	78,523	43,715	(32,790)
Middleby Corp. (The)	USFF +0.250%	Weekly	MS	01/27/31	252	32,997	33,410	1,246
Moog, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	504	139,166	147,491	11,982
Mueller Water Products, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	687	15,950	18,886	3,324
MYR Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,497	554,446	704,953	164,916
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Nextpower, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	1	$87	$121	$9
Nordson Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,154	268,403	307,033	46,919
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	07/23/30	500	284,944	341,120	67,937
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	07/23/30	7,028	600,858	541,718	(38,846)
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	1,323	131,381	115,247	(10,931)
Plug Power, Inc.	USFF +0.250%	Weekly	MS	01/27/31	402,317	902,789	909,236	29,925
Primoris Services Corp.	USFF +0.250%	Weekly	MS	01/17/30	1	117	143	3
Regal Rexnord Corp.	USFF +0.250%	Weekly	MS	01/27/31	1,654	306,002	309,728	12,244
RTX Corp.	USFF +0.250%	Weekly	MS	01/27/31	3,006	610,704	579,857	(15,491)
Sensata Technologies Holding PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/27/31	1,628	53,284	57,338	5,485
Simpson Manufacturing Co., Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,305	251,027	223,964	(20,554)
SiteOne Landscape Supply, Inc.	USFF +0.250%	Weekly	MS	07/06/26	6,112	868,856	813,568	(32,693)
Snap-on, Inc.	USFF +0.250%	Weekly	MS	07/23/30	883	330,462	320,723	119
StandardAero, Inc.	USFF +0.250%	Weekly	MS	01/27/31	8,182	212,132	211,341	4,706
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	01/27/31	18,115	1,502,388	1,287,252	(164,472)
Stantec, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	2,105	192,535	181,872	(5,269)
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2	383	815	415
Terex Corp.	USFF +0.250%	Weekly	MS	07/16/29	18,739	926,659	1,107,475	207,455
Textron, Inc.	USFF +0.250%	Weekly	MS	07/23/30	9,831	827,427	860,802	55,157
Toro Co. (The)	USFF +0.250%	Weekly	MS	07/23/30	545	40,863	50,925	11,653
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	01/12/29	6,110	356,550	471,631	126,874
V2X, Inc.	USFF +0.250%	Weekly	MS	01/17/30	254	11,402	17,399	6,267
Valmont Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1	365	400	22
Vertiv Holdings Co., Class A	USFF +0.250%	Weekly	MS	01/27/31	3,800	970,079	952,204	7,354
Vicor Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,836	172,648	295,596	127,416
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	01/27/31	2,819	704,343	704,496	18,465
WillScot Holdings Corp.	USFF +0.250%	Weekly	MS	01/27/31	708	12,030	12,291	548
Woodward, Inc.	USFF +0.250%	Weekly	MS	01/27/31	94	32,649	33,644	1,819
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	01/27/31	466	521,377	508,317	585
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Xylem, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,520	$489,028	$420,640	$(53,448)
Zurn Elkay Water Solutions Corp.	USFF +0.250%	Weekly	MS	07/23/30	8,953	413,219	401,453	(235)
					874,750	40,853,980	42,348,506	2,714,017
Commercial & Professional Services
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	01/05/27	5,907	1,285,497	1,200,184	(16,033)
Brink's Co. (The)	USFF +0.250%	Weekly	MS	07/23/30	1,390	153,247	144,046	(4,965)
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,894	627,569	470,217	(133,383)
Cintas Corp.	USFF +0.250%	Weekly	MS	01/27/31	32	5,394	5,412	132
Copart, Inc.	USFF +0.250%	Weekly	MS	07/23/30	24,027	844,125	797,696	(24,478)
CRA International, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,651	445,037	429,144	(3,068)
CSG Systems International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,734	173,210	218,556	52,488
Equifax, Inc.	USFF +0.250%	Weekly	MS	01/27/31	305	53,273	54,921	3,009
Exponent, Inc.	USFF +0.250%	Weekly	MS	01/27/31	258	16,826	16,835	420
First Advantage Corp.	USFF +0.250%	Weekly	MS	07/16/29	8,206	93,468	96,503	5,441
GFL Environmental, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	502	20,116	20,943	1,324
Healthcare Services Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,819	153,416	182,142	32,695
Huron Consulting Group, Inc.	USFF +0.250%	Weekly	MS	01/27/31	616	80,369	78,534	231
Interface, Inc.	USFF +0.250%	Weekly	MS	01/27/31	996	25,038	24,820	427
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,443	327,310	310,945	(7,423)
KBR, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4,595	193,075	169,372	(17,545)
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,969	356,504	306,219	(39,886)
MillerKnoll, Inc.	USFF +0.250%	Weekly	MS	01/27/31	431	6,336	6,232	35
Montrose Environmental Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,461	58,600	53,871	(3,230)
MSA Safety, Inc.	USFF +0.250%	Weekly	MS	01/27/31	62	10,039	10,165	361
Paychex, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,647	280,775	243,842	(26,894)
Pitney Bowes, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,763	64,836	74,731	17,310
Planet Labs PBC	USFF +0.250%	Weekly	MS	07/23/30	9,867	130,012	275,783	149,129
Robert Half, Inc.	USFF +0.250%	Weekly	MS	01/27/31	9,700	224,859	246,380	27,350
SS&C Technologies Holdings, Inc.	USFF +0.250%	Weekly	MS	01/27/31	4,883	349,414	329,944	(9,122)
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	01/27/31	6,307	197,784	189,967	(2,694)
UL Solutions, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	805	57,010	68,997	15,382
UniFirst Corp.	USFF +0.250%	Weekly	MS	07/23/30	55	8,967	13,837	4,260
Upwork, Inc.	USFF +0.250%	Weekly	MS	07/16/29	76,389	1,078,738	837,223	(213,456)
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,920	527,852	523,446	14,059
Verisk Analytics, Inc.	USFF -0.250%	Weekly	MS	01/07/27	1,285	235,178	243,829	15,496
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Waste Management, Inc.	USFF +0.250%	Weekly	MS	01/27/31	792	$187,774	$181,994	$(694)
Willdan Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,992	177,397	152,508	(20,298)
					199,703	8,449,045	7,979,238	(183,620)
Consumer Discretionary Distribution & Retail
Advance Auto Parts, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1	39	53	1,051
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	18,811	3,952,256	3,917,767	68,383
American Eagle Outfitters, Inc.	USFF +0.250%	Weekly	MS	01/27/31	40,338	715,293	673,645	(25,290)
AutoZone, Inc.	USFF +0.250%	Weekly	MS	01/27/31	273	920,274	922,134	25,793
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,966	44,397	55,375	12,701
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	01/07/27	414	28,306	26,579	377
Boot Barn Holdings, Inc.	USFF +0.250%	Weekly	MS	01/27/31	3,179	553,123	465,278	(73,470)
Buckle, Inc. (The)	USFF +0.250%	Weekly	MS	07/23/30	3,805	192,338	191,620	9,665
Carvana Co.	USFF +0.250%	Weekly	MS	01/27/31	1,193	344,760	375,055	39,245
Chewy, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	7,240	174,991	195,480	26,381
Dillard's, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	240	145,451	137,306	(4,271)
eBay, Inc.	USFF +0.250%	Weekly	MS	07/08/27	9,667	852,749	879,890	53,387
Five Below, Inc.	USFF +0.250%	Weekly	MS	01/17/30	522	121,404	119,267	997
Gap, Inc. (The)	USFF +0.250%	Weekly	MS	01/27/31	7,388	168,471	178,790	15,110
Genuine Parts Co.	USFF +0.250%	Weekly	MS	01/27/31	2,041	219,940	215,836	1,729
GigaCloud Technology, Inc., Class A (Cayman Islands)	USFF +0.250%	Weekly	MS	07/23/30	8,139	250,283	369,348	125,555
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	01/27/31	1,828	599,621	601,211	17,194
Kohl's Corp.	USFF +0.250%	Weekly	MS	07/23/30	23,822	418,258	307,304	(95,345)
LKQ Corp.	USFF +0.250%	Weekly	MS	01/27/31	9,475	300,898	278,281	(12,560)
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,191	263,368	281,409	31,655
Macy's, Inc.	USFF +0.250%	Weekly	MS	01/17/30	14,398	225,617	260,460	44,824
National Vision Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	10,967	296,659	284,045	(4,917)
Ollie's Bargain Outlet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/27/31	4,004	396,620	368,528	(17,792)
O'Reilly Automotive, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,499	230,849	230,683	5,818
Petco Health & Wellness Co., Inc.	USFF +0.250%	Weekly	MS	01/17/30	38,645	107,943	107,433	2,274
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	07/23/30	447	74,274	96,834	24,847
Sally Beauty Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	10,830	110,233	149,996	42,395
Signet Jewelers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/23/30	10	821	846	24
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Sonic Automotive, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	723	$45,136	$49,576	$5,992
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/17/30	1,077	131,507	171,997	45,260
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/17/30	900	498,070	470,439	(21,010)
					227,033	12,383,949	12,382,465	346,002
Consumer Durables & Apparel
BRP, Inc., sub-voting shares (Canada)	USFF +0.250%	Weekly	MS	07/23/30	3,097	210,323	222,396	17,835
Callaway Golf Co.	USFF +0.250%	Weekly	MS	07/23/30	7,703	83,021	106,918	26,534
Capri Holdings Ltd. (British Virgin Islands)	USFF +0.250%	Weekly	MS	01/27/31	20,588	400,529	362,761	(27,367)
Champion Homes, Inc.	USFF +0.250%	Weekly	MS	01/27/31	6,754	542,176	502,295	(25,792)
Columbia Sportswear Co.	USFF +0.250%	Weekly	MS	01/27/31	5,853	342,961	320,803	(12,243)
Cricut, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	130	491	486	(19)
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/17/30	11,229	1,112,157	1,123,911	40,682
Figs, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	7,784	113,310	114,970	4,583
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/16/29	10,970	734,414	1,026,792	339,380
Installed Building Products, Inc.	USFF +0.250%	Weekly	MS	01/27/31	575	153,628	152,461	2,807
La-Z-Boy, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,258	120,409	104,712	(11,824)
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	01/17/30	8,328	69,861	82,281	16,761
Lululemon Athletica, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,960	308,245	300,076	(171)
NVR, Inc.	USFF +0.250%	Weekly	MS	01/07/27	70	512,011	461,288	(37,419)
Peloton Interactive, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	66,226	306,480	284,110	(15,755)
Polaris, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,143	238,511	225,793	(4,660)
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	01/27/31	47	15,986	16,168	614
SharkNinja, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/27/31	2,005	237,610	212,329	(19,121)
Smith & Wesson Brands, Inc.	USFF +0.250%	Weekly	MS	01/27/31	111	1,591	1,591	14
Sonos, Inc.	USFF +0.250%	Weekly	MS	07/23/30	14,047	215,865	188,230	(22,041)
Tapestry, Inc.	USFF +0.250%	Weekly	MS	01/27/31	6,226	933,667	878,551	(28,331)
Under Armour, Inc., Class C	USFF +0.250%	Weekly	MS	01/27/31	17,946	107,632	103,907	(949)
VF Corp.	USFF +0.250%	Weekly	MS	01/27/31	6,938	136,425	117,877	(14,435)
Wolverine World Wide, Inc.	USFF +0.250%	Weekly	MS	01/27/31	15,232	258,329	248,586	(3,044)
					221,220	7,155,632	7,159,292	226,039
Consumer Services
Accel Entertainment, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,442	27,492	26,642	(161)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
BJ's Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/17/30	7,315	$242,385	$256,756	$20,656
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	577	2,658,224	2,429,355	(144,528)
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	07/23/30	9,342	867,778	767,258	(85,377)
Brinker International, Inc.	USFF +0.250%	Weekly	MS	01/27/31	3,484	467,966	497,411	42,534
Carnival Corp. (Panama)	USFF +0.250%	Weekly	MS	01/27/31	1	24	26	(24)
Cheesecake Factory, Inc. (The)	USFF +0.250%	Weekly	MS	01/27/31	3,132	170,996	171,477	4,907
Chipotle Mexican Grill, Inc.	USFF +0.250%	Weekly	MS	01/27/31	55,032	1,815,063	1,761,574	(6,259)
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/27/31	18	3,526	3,529	200
Domino's Pizza, Inc.	USFF +0.250%	Weekly	MS	07/06/26	1,677	650,664	601,691	(29,625)
DoorDash, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	1,520	227,996	228,228	6,141
Driven Brands Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	13,488	176,354	170,084	(1,706)
Duolingo, Inc.	USFF +0.250%	Weekly	MS	01/27/31	9,789	983,713	964,902	5,993
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	01/27/31	740	172,484	170,859	3,142
Frontdoor, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,422	76,554	75,167	579
Hyatt Hotels Corp., Class A	USFF +0.250%	Weekly	MS	01/27/31	2,639	425,780	379,462	(35,011)
Las Vegas Sands Corp.	USFF +0.250%	Weekly	MS	07/23/30	6,177	366,743	332,817	(23,161)
Lincoln Educational Services Corp.	USFF +0.250%	Weekly	MS	01/27/31	171	6,912	6,956	198
McDonald's Corp.	USFF +0.250%	Weekly	MS	01/27/31	4,374	1,411,557	1,359,395	(15,438)
Monarch Casino & Resort, Inc.	USFF +0.250%	Weekly	MS	01/27/31	19	1,797	1,816	40
Penn Entertainment, Inc.	USFF +0.250%	Weekly	MS	01/27/31	26,218	380,595	394,057	23,107
Perdoceo Education Corp.	USFF +0.250%	Weekly	MS	01/27/31	6,130	210,212	228,097	23,579
Planet Fitness, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	4,754	428,545	353,603	(63,812)
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,444	191,227	202,754	17,825
Vail Resorts, Inc.	USFF +0.250%	Weekly	MS	07/23/30	712	95,521	91,364	710
Viking Holdings Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/27/31	6,401	454,909	470,345	27,254
Wingstop, Inc.	USFF +0.250%	Weekly	MS	01/27/31	4,292	861,599	665,131	(173,814)
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	07/16/29	1	81	102	(2)
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,225	320,060	345,943	46,125
					176,536	13,696,757	12,956,801	(355,928)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail
Casey's General Stores, Inc.	USFF +0.250%	Weekly	MS	01/27/31	543	$386,335	$395,228	$18,925
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	01/07/27	913	800,971	909,741	147,765
Dollar General Corp.	USFF +0.250%	Weekly	MS	07/16/29	12,770	1,550,642	1,516,182	13,629
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	07/16/29	21,012	2,370,837	2,301,024	(8,114)
Kroger Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	4,094	255,712	296,242	52,489
Maplebear, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,646	93,759	99,119	7,775
Sysco Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,708	123,516	121,832	2,199
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	6,426	642,690	778,831	168,872
United Natural Foods, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,576	204,002	296,315	108,261
Walmart, Inc.	USFF +0.250%	Weekly	MS	01/07/27	4,764	526,926	592,070	95,857
					61,452	6,955,390	7,306,584	607,658
Energy
Antero Midstream Corp.	USFF +0.250%	Weekly	MS	01/17/30	22,016	382,674	501,965	137,253
APA Corp.	USFF +0.250%	Weekly	MS	07/23/30	33,006	925,750	1,400,775	506,413
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	17,033	887,962	1,039,865	180,697
Baytex Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	145,661	635,145	651,105	32,469
Borr Drilling Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/23/30	24,392	75,564	140,742	67,119
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	61,407	3,001,087	2,992,363	85,250
Centrus Energy Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	1	172	174	(20)
Chevron Corp.	USFF +0.250%	Weekly	MS	01/27/31	4,971	952,223	1,028,500	101,042
CNX Resources Corp.	USFF +0.250%	Weekly	MS	07/23/30	45,721	1,708,990	1,762,545	98,022
ConocoPhillips	USFF +0.250%	Weekly	MS	01/27/31	10,920	1,227,193	1,441,440	248,560
Delek US Holdings, Inc.	USFF +0.250%	Weekly	MS	01/27/31	753	34,768	33,938	49
Devon Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,453	50,979	73,115	23,485
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/17/30	10,325	114,126	188,638	85,126
Dorian LPG Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/27/31	2,030	65,068	69,426	6,026
Enbridge, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	2,906	149,420	157,331	11,515
Expand Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	9,562	1,008,132	1,049,716	72,321
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	07/23/30	4,402	527,960	746,843	237,303
Green Plains, Inc.	USFF +0.250%	Weekly	MS	01/27/31	4,103	63,588	67,494	5,535
Gulfport Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,141	381,232	452,971	82,991
Halliburton Co.	USFF +0.250%	Weekly	MS	01/17/30	21,698	588,684	846,005	278,658
Innovex International, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,528	108,686	110,438	4,555
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	07/23/30	21,276	$622,355	$713,384	$112,502
Kodiak Gas Services, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,740	156,846	276,437	127,519
Northern Oil & Gas, Inc.	USFF +0.250%	Weekly	MS	01/27/31	14,533	411,039	424,800	30,975
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	07/23/30	13,806	633,068	897,390	286,221
Oceaneering International, Inc.	USFF +0.250%	Weekly	MS	01/27/31	3,734	130,597	132,445	5,222
Oil States International, Inc.	USFF +0.250%	Weekly	MS	01/27/31	7,884	96,959	91,770	(2,691)
Range Resources Corp.	USFF +0.250%	Weekly	MS	07/23/30	682	22,903	30,813	8,548
REX American Resources Corp.	USFF +0.250%	Weekly	MS	01/27/31	92	4,298	4,192	(20)
SFL Corp. Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/27/31	11,551	122,684	124,635	6,559
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/23/30	3,216	115,552	222,322	110,074
Tidewater, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4,916	206,579	410,732	213,859
Transocean Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/23/30	111,447	326,442	738,894	420,924
Valaris Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/23/30	2,330	105,363	228,433	125,787
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	3,096	412,668	764,960	370,223
					632,332	16,256,756	19,816,596	4,080,071
Financial Services
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	07/23/30	11,792	5,691,173	5,650,726	107,698
Blackrock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	230	162,811	221,193	68,784
Block, Inc.	USFF +0.250%	Weekly	MS	07/23/30	9,788	585,794	589,042	18,472
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,673	906,018	1,032,370	156,163
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,643	469,256	485,260	52,574
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/16/29	735	205,547	213,878	13,656
Donnelley Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	01/27/31	3,004	143,933	141,609	1,396
FactSet Research Systems, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,840	514,911	399,262	(99,584)
Fidelity National Information Services, Inc.	USFF +0.250%	Weekly	MS	01/27/31	12,825	678,673	601,621	(54,455)
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	10,235	1,109,856	571,113	(509,875)
Flywire Corp.	USFF +0.250%	Weekly	MS	07/23/30	5,610	72,637	65,300	(5,472)
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,589	172,324	179,252	46,143
Global Payments, Inc.	USFF +0.250%	Weekly	MS	07/23/30	527	37,870	35,467	(1,312)
Jack Henry & Associates, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,553	239,902	245,436	13,688
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	652	$338,570	$325,778	$(4,120)
Moody's Corp.	USFF +0.250%	Weekly	MS	01/27/31	478	203,564	208,528	10,524
Morningstar, Inc.	USFF +0.250%	Weekly	MS	01/27/31	836	138,791	141,326	6,122
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	07/23/30	8,030	702,171	681,667	(82)
Paymentus Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	14,961	445,301	380,009	(53,725)
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	15,231	945,825	688,898	(229,142)
S&P Global, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,315	534,140	559,322	40,338
Sezzle, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1	35	63	2
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,157	337,851	284,572	13,715
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	3,218	1,053,311	972,608	(50,385)
					118,923	15,690,264	14,674,300	(458,877)
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	01/05/27	33,576	1,789,645	2,215,680	675,040
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	07/23/30	6,568	379,825	477,428	113,355
Campbell's Company (The)	USFF +0.250%	Weekly	MS	01/17/30	10,627	317,000	236,663	(68,793)
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	07/06/26	10,323	697,951	785,064	136,166
Coca-Cola Consolidated, Inc.	USFF -0.250%	Weekly	MS	01/17/30	597	89,383	114,469	27,386
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	01/27/31	20,943	373,869	329,224	(34,938)
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	4,408	773,514	661,200	(76,414)
Fresh Del Monte Produce, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/17/30	6,931	229,757	279,042	62,005
Freshpet, Inc.	USFF +0.250%	Weekly	MS	07/23/30	5,720	372,615	337,251	(25,689)
General Mills, Inc.	USFF +0.250%	Weekly	MS	07/23/30	9,187	401,367	341,940	(49,003)
Hormel Foods Corp.	USFF +0.250%	Weekly	MS	01/27/31	4,583	104,307	103,805	2,187
J & J Snack Foods Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,616	144,216	128,100	(11,795)
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	01/27/31	6,220	679,728	599,857	(62,201)
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/12/29	23,481	667,789	618,255	(15,573)
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/12/29	14,986	433,885	337,035	(64,500)
Lamb Weston Holdings, Inc.	USFF +0.250%	Weekly	MS	07/22/30	3,084	141,054	130,330	(3,998)
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	07/08/27	4,708	245,518	202,726	(21,782)
Monster Beverage Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,121	65,792	81,228	17,122
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,424	375,468	376,423	7,824
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Simply Good Foods Co. (The)	USFF +0.250%	Weekly	MS	07/23/30	25,787	$449,138	$370,043	$(67,427)
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	6,173	339,201	395,504	74,752
					203,063	9,071,022	9,121,267	613,724
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	01/27/31	8,238	905,565	845,795	(35,267)
Align Technology, Inc.	USFF +0.250%	Weekly	MS	07/23/30	12,747	2,104,391	2,185,218	135,589
Ardent Health, Inc.	USFF +0.250%	Weekly	MS	01/27/31	3,072	27,504	26,296	(519)
Aveanna Healthcare Holdings, Inc.	USFF +0.250%	Weekly	MS	01/27/31	5,424	35,154	34,931	665
Becton Dickinson & Co.	USFF +0.250%	Weekly	MS	01/17/30	870	118,640	136,790	21,213
Boston Scientific Corp.	USFF +0.250%	Weekly	MS	01/27/31	15,899	1,140,365	997,662	(113,039)
Butterfly Network, Inc.	USFF +0.250%	Weekly	MS	07/23/30	135,900	516,638	549,036	45,822
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,135	653,431	662,457	26,699
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,682	1,048,951	1,156,663	143,194
Cigna Group (The)	USFF +0.250%	Weekly	MS	01/27/31	3,218	880,570	858,401	2,925
CONMED Corp.	USFF +0.250%	Weekly	MS	01/17/30	9,653	409,496	341,330	(57,262)
CorVel Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,763	201,210	150,998	(46,643)
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/16/29	6,641	380,252	476,957	128,567
Dexcom, Inc.	USFF +0.250%	Weekly	MS	01/27/31	4,388	278,254	275,566	4,530
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,170	254,967	225,641	(22,715)
Globus Medical, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	445	38,686	38,341	636
Guardian Pharmacy Services, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	2,086	64,913	78,559	15,309
Haemonetics Corp.	USFF +0.250%	Weekly	MS	07/23/30	3,236	210,725	182,381	(22,884)
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,082	408,932	512,046	115,724
HealthEquity, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,775	225,702	231,907	12,054
ICU Medical, Inc.	USFF +0.250%	Weekly	MS	07/22/30	2,446	320,546	315,901	3,674
IDEXX Laboratories, Inc.	USFF +0.250%	Weekly	MS	07/23/30	490	305,583	275,326	(22,327)
Innovage Holding Corp.	USFF +0.250%	Weekly	MS	01/27/31	126	1,001	1,011	9
Insulet Corp.	USFF +0.250%	Weekly	MS	01/27/31	464	96,954	97,366	2,910
Labcorp Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	232	58,174	61,900	5,547
LeMaitre Vascular, Inc.	USFF +0.250%	Weekly	MS	07/23/30	572	48,274	62,445	15,622
LivaNova PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/17/30	149	6,148	9,470	3,456
McKesson Corp.	USFF +0.250%	Weekly	MS	01/12/29	588	504,103	508,832	17,915
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	07/23/30	8,907	$841,908	$771,792	$(43,189)
Merit Medical Systems, Inc.	USFF +0.250%	Weekly	MS	07/23/30	561	44,800	38,670	(4,990)
PACS Group, Inc.	USFF +0.250%	Weekly	MS	01/27/31	6	188	193	(17)
Pediatrix Medical Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	27,168	408,794	581,124	182,866
Privia Health Group, Inc.	USFF +0.250%	Weekly	MS	07/22/30	9,947	217,956	204,610	(7,699)
Progyny, Inc.	USFF +0.250%	Weekly	MS	01/17/30	30,292	621,400	514,358	(90,890)
Quest Diagnostics, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,368	629,571	660,061	49,181
ResMed, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,917	1,216,434	1,103,768	(77,430)
Schrodinger, Inc./United States	USFF +0.250%	Weekly	MS	01/27/31	7,148	88,472	81,201	(4,994)
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	8,857	633,281	578,362	(39,143)
Stryker Corp.	USFF +0.250%	Weekly	MS	01/27/31	3,466	1,228,083	1,138,893	(54,246)
Tenet Healthcare Corp.	USFF +0.250%	Weekly	MS	01/27/31	3,527	775,695	665,580	(89,946)
TransMedics Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	5,708	662,921	567,432	(78,256)
UFP Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	984	200,930	190,502	(5,223)
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	01/27/31	3,149	886,174	852,088	(5,880)
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	01/17/30	917	170,700	164,115	(1,830)
Veeva Systems, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	2,471	439,928	434,056	5,555
Waystar Holding Corp.	USFF +0.250%	Weekly	MS	07/22/30	14,798	434,501	356,780	(66,435)
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/27/31	228	21,630	20,616	(423)
					369,910	20,768,495	20,223,427	48,415
Household & Personal Products
Church & Dwight Co., Inc.	USFF +0.250%	Weekly	MS	07/23/30	5,617	473,132	524,178	65,887
Clorox Co. (The)	USFF +0.250%	Weekly	MS	07/23/30	6,954	773,831	720,643	(30,279)
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	01/27/31	17,110	1,562,872	1,458,285	(63,924)
Estee Lauder Cos., Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/27/31	13,412	1,089,016	962,579	(98,091)
Kenvue, Inc.	USFF +0.250%	Weekly	MS	07/23/30	20,033	330,184	345,369	30,421
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	5,793	631,210	558,851	(13,884)
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	7,249	1,146,834	1,047,046	(51,178)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Household & Personal Products — (continued)
Reynolds Consumer Products, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,608	$60,530	$55,237	$(3,209)
Spectrum Brands Holdings, Inc.	USFF +0.250%	Weekly	MS	01/27/31	364	26,497	26,827	993
					79,140	6,094,106	5,699,015	(163,264)
Materials
Agnico Eagle Mines Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	7,681	1,450,035	1,559,089	146,780
Alamos Gold, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	01/27/31	24,471	1,100,064	1,087,247	16,093
Albemarle Corp.	USFF +0.250%	Weekly	MS	01/27/31	10,728	1,736,807	1,925,998	259,975
Americas Gold & Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	10,880	78,332	56,794	(23,618)
Amrize Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/27/31	29,411	1,698,365	1,647,604	(6,570)
Aura Minerals, Inc. (British Virgin Islands)	USFF +0.250%	Weekly	MS	07/23/30	1,797	62,738	146,635	87,207
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	07/23/30	3,492	574,128	602,999	50,677
Ball Corp.	USFF +0.250%	Weekly	MS	01/27/31	5,221	319,651	308,613	(2,106)
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	17,099	1,380,963	2,220,134	933,927
Coeur Mining, Inc.	USFF +0.250%	Weekly	MS	01/27/31	11,039	279,424	207,202	(64,974)
Compass Minerals International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4,168	79,100	97,323	20,309
Corteva, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,714	187,223	227,189	46,400
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	07/23/30	31,701	1,440,043	1,451,906	54,882
Ecolab, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,860	808,336	760,817	(25,092)
Ecovyst, Inc.	USFF +0.250%	Weekly	MS	01/27/31	9,807	117,110	126,118	12,030
First Majestic Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	12,218	354,531	262,443	(82,817)
Fortuna Mining Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	41,897	371,105	416,037	54,568
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	07/23/30	14,028	687,456	824,566	157,043
Galiano Gold, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	2,097	5,008	5,263	359
Hecla Mining Co.	USFF +0.250%	Weekly	MS	01/27/31	18,267	363,166	340,314	(13,387)
Hudbay Minerals, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	1,853	35,649	38,728	3,990
IAMGOLD Corp. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	41,853	870,067	787,673	(59,767)
Ingevity Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,241	58,537	88,396	31,357
Kinross Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	9,198	292,227	280,723	(3,716)
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/27/31	2,140	1,055,098	1,060,926	36,473
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
LSB Industries, Inc.	USFF +0.250%	Weekly	MS	01/27/31	47	$707	$700	$(15)
Newmont Corp.	USFF +0.250%	Weekly	MS	07/16/29	15,435	803,901	1,670,839	1,010,429
Pan American Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	11,781	317,204	643,596	339,583
Perimeter Solutions, Inc.	USFF +0.250%	Weekly	MS	01/27/31	4,068	107,309	99,341	(5,201)
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,248	239,050	240,266	7,689
RPM International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	742	71,385	73,755	4,202
Santacruz Silver Mining Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	669	5,299	5,733	546
Smurfit Westrock PLC (Ireland)	USFF +0.250%	Weekly	MS	07/23/30	2,164	73,686	86,235	15,731
Sonoco Products Co.	USFF +0.250%	Weekly	MS	01/27/31	6,820	367,359	368,894	11,586
Southern Copper Corp.	USFF +0.250%	Weekly	MS	01/27/31	1,177	198,180	202,515	9,468
SSR Mining, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	12,059	339,418	354,535	23,927
Steel Dynamics, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,062	309,161	371,160	72,135
Teck Resources Ltd., Class B (Canada)	USFF +0.250%	Weekly	MS	01/27/31	26,427	1,364,251	1,367,597	40,073
TriMas Corp.	USFF +0.250%	Weekly	MS	01/27/31	2,174	80,266	78,134	(62)
United States Lime & Minerals, Inc.	USFF +0.250%	Weekly	MS	01/17/30	189	19,832	24,685	5,660
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	01/17/30	1,198	348,773	326,215	(12,616)
					407,121	20,050,944	22,444,937	3,153,158
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/27	13,064	2,769,495	3,756,684	1,075,824
Cargurus, Inc.	USFF +0.250%	Weekly	MS	01/27/31	15,231	465,776	518,616	65,097
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	3,244	666,680	700,315	50,965
EchoStar Corp., Class A	USFF +0.250%	Weekly	MS	01/27/31	2,145	231,629	251,115	27,741
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,783	848,139	1,178,980	358,850
EverQuote, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	8,514	165,992	131,286	(30,411)
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	8,397	481,009	490,385	28,465
Match Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	10,824	348,893	332,405	(6,041)
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	4,072	2,459,588	2,329,713	(135,147)
MNTN, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	750	6,635	6,600	112
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	9,425	804,255	906,214	122,871
News Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	15,156	397,035	377,839	(5,645)
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	108	7,219	8,133	1,226
Reddit, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	536	65,644	72,172	8,211
Roku, Inc.	USFF +0.250%	Weekly	MS	01/27/31	3,804	345,285	359,934	23,613
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Spotify Technology SA (Luxembourg)	USFF +0.250%	Weekly	MS	01/27/31	563	$268,888	$273,004	$10,548
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	01/27/31	10,621	1,080,987	1,023,652	(29,218)
Warner Music Group Corp., Class A	USFF +0.250%	Weekly	MS	07/23/30	11,391	309,654	290,926	(9,456)
Yelp, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,847	151,151	144,655	(2,587)
Ziff Davis, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,144	35,577	48,002	13,325
					130,619	11,909,531	13,200,630	1,568,343
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	9,887	167,140	209,901	47,086
Adaptive Biotechnologies Corp.	USFF +0.250%	Weekly	MS	01/17/30	14,089	161,605	195,555	38,132
Agilent Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	13,098	1,802,695	1,492,910	(256,942)
Amgen, Inc.	USFF +0.250%	Weekly	MS	01/27/31	328	114,677	115,407	3,707
Amneal Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,407	28,885	29,919	1,760
AnaptysBio, Inc.	USFF +0.250%	Weekly	MS	01/27/31	9,559	587,906	530,142	(42,485)
ANI Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	5,566	466,123	428,025	(25,988)
Arbutus Biopharma Corp. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	981	4,274	4,415	225
Arrowhead Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/27/31	209	13,062	13,104	338
Aurinia Pharmaceuticals, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	27,494	382,265	407,461	34,514
Azenta, Inc.	USFF +0.250%	Weekly	MS	07/23/30	24,342	627,049	514,346	(96,404)
BioCryst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/27/31	94,979	851,352	904,200	74,987
Biogen, Inc.	USFF +0.250%	Weekly	MS	01/17/30	745	102,815	136,581	36,416
Bio-Rad Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	2,511	693,650	699,941	23,650
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	07/23/30	77,714	3,553,930	4,713,354	1,315,138
CareDx, Inc.	USFF +0.250%	Weekly	MS	07/23/30	16,372	277,289	284,218	14,053
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,061	331,116	355,522	33,001
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	07/23/30	12,608	513,521	416,947	(83,231)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Exelixis, Inc.	USFF +0.250%	Weekly	MS	01/27/31	7,628	$312,947	$327,165	$22,918
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	9,086	1,186,838	1,266,316	127,397
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,881	221,464	220,747	5,022
Harrow, Inc.	USFF +0.250%	Weekly	MS	01/27/31	4,236	149,675	149,361	3,557
Incyte Corp.	USFF +0.250%	Weekly	MS	07/23/30	5,354	500,304	503,918	16,455
Indivior Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	21,183	675,634	645,658	(12,413)
Innoviva, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,520	122,957	151,916	32,986
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,528	464,606	431,125	(21,411)
Johnson & Johnson	USFF +0.250%	Weekly	MS	01/17/30	3,139	534,770	767,297	259,359
Ligand Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	397	60,638	79,261	20,175
Liquidia Corp.	USFF +0.250%	Weekly	MS	01/27/31	590	21,605	22,267	1,197
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,260	244,422	271,855	37,315
ORIC Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/27/31	36	455	456	(14)
Pfizer, Inc.	USFF +0.250%	Weekly	MS	07/23/30	26,681	660,639	749,202	117,371
Regeneron Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/17/30	30	16,476	23,179	7,186
Relay Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/27/31	5,919	59,303	58,894	1,108
Soleno Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,967	61,793	65,855	5,644
Sotera Health Co.	USFF +0.250%	Weekly	MS	01/27/31	4,185	62,183	60,013	(578)
Spyre Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/27/31	72	3,297	3,632	394
Tango Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,984	57,885	62,425	6,020
Terns Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,722	91,037	90,784	2,091
Theravance Biopharma, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/23/30	4,923	88,905	79,900	(6,717)
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,294	720,131	636,040	(64,840)
Veracyte, Inc.	USFF +0.250%	Weekly	MS	07/23/30	7,731	296,686	249,016	(40,239)
Viatris, Inc.	USFF +0.250%	Weekly	MS	01/27/31	14,086	191,203	190,302	4,050
Vir Biotechnology, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,406	12,036	12,598	849
Zoetis, Inc.	USFF +0.250%	Weekly	MS	07/23/30	5,710	711,386	674,979	(17,444)
					464,498	18,208,629	19,246,109	1,625,395
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	01/10/28	21,495	$3,884,874	$4,372,728	$588,972
Allegro MicroSystems, Inc.	USFF +0.250%	Weekly	MS	01/27/31	62,661	2,250,100	1,975,701	(215,843)
Analog Devices, Inc.	USFF +0.250%	Weekly	MS	01/17/30	10,465	2,462,877	3,329,335	956,197
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	07/23/30	10,609	2,640,848	3,626,050	1,061,956
AXT, Inc.	USFF +0.250%	Weekly	MS	07/23/30	55,109	984,683	3,140,111	2,181,038
Broadcom, Inc.	USFF +0.250%	Weekly	MS	01/10/28	32,752	8,895,729	10,137,072	1,554,061
Cirrus Logic, Inc.	USFF +0.250%	Weekly	MS	01/27/31	3,328	451,926	481,295	41,130
Credo Technology Group Holding Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/27/31	7,917	881,713	743,169	(115,615)
First Solar, Inc.	USFF +0.250%	Weekly	MS	07/23/30	8,170	1,717,415	1,611,614	(61,114)
FormFactor, Inc.	USFF +0.250%	Weekly	MS	01/27/31	472	43,460	45,779	3,424
Ichor Holdings Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/27/31	6,669	301,005	310,842	17,647
KLA Corp.	USFF +0.250%	Weekly	MS	07/23/30	453	588,407	667,002	95,051
Kulicke & Soffa Industries, Inc.	USFF +0.250%	Weekly	MS	01/27/31	5,433	347,672	357,057	19,184
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/23/30	6,792	813,651	1,451,179	663,201
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/16/29	14,023	3,456,754	4,737,530	1,376,408
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,013	682,552	1,107,564	451,714
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	17,559	2,846,885	3,062,290	290,286
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	01/27/31	4,098	931,652	806,732	(97,154)
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/27/31	18,638	1,138,446	1,154,065	45,232
Qnity Electronics, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,762	197,263	203,300	11,145
Qorvo, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,367	265,004	260,606	2,475
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/08/27	18,318	2,705,623	2,358,992	(164,285)
Rambus, Inc.	USFF +0.250%	Weekly	MS	01/27/31	86	7,360	7,399	204
Semtech Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,793	84,713	137,864	55,330
Silicon Laboratories, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,469	301,936	305,772	11,671
SiTime Corp.	USFF +0.250%	Weekly	MS	07/23/30	88	31,386	30,391	(204)
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	07/23/30	12,065	696,168	646,081	(24,117)
Texas Instruments, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,805	568,798	544,563	(24,855)
					329,409	40,178,900	47,612,083	8,723,139
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	16,642	3,740,157	3,299,942	(318,150)
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10,891	3,277,039	2,647,384	(544,362)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Appian Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	42,274	$1,235,445	$1,019,226	$(184,080)
AppLovin Corp., Class A	USFF +0.250%	Weekly	MS	01/27/31	4,736	1,894,645	1,884,928	39,584
Autodesk, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,331	549,698	558,041	22,628
AvePoint, Inc.	USFF +0.250%	Weekly	MS	01/27/31	34,203	357,427	325,271	(22,877)
Bentley Systems, Inc., Class B	USFF +0.250%	Weekly	MS	01/27/31	3,429	122,579	120,426	1,012
Blackbaud, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,892	519,796	381,930	(124,360)
BlackBerry Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	82,324	358,825	266,730	(83,752)
Box, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	34,732	868,710	821,064	(25,055)
CCC Intelligent Solutions Holdings, Inc.	USFF +0.250%	Weekly	MS	01/27/31	30,875	177,209	185,250	12,628
CGI, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	937	76,825	68,495	(6,271)
Circle Internet Group, Inc.	USFF +0.250%	Weekly	MS	01/27/31	11,431	1,076,272	1,090,632	42,354
Clear Secure, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	7,085	222,816	342,985	131,600
Cloudflare, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	750	160,000	154,755	(1,106)
Cognizant Technology Solutions Corp., Class A	USFF +0.250%	Weekly	MS	01/27/31	18,733	1,181,469	1,149,270	(1,466)
Crowdstrike Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	4,419	1,566,040	1,725,222	199,928
Descartes Systems Group, Inc. (The) (Canada)	USFF +0.250%	Weekly	MS	07/23/30	4,177	304,656	298,906	(1,663)
Docusign, Inc.	USFF +0.250%	Weekly	MS	01/27/31	3,326	159,217	157,686	2,587
Dolby Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	1,072	66,696	64,384	(216)
Dropbox, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	9,342	247,957	212,250	(29,278)
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	01/27/31	3,351	512,502	453,725	(45,460)
Fastly, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	41,882	873,348	1,217,091	366,454
Fortinet, Inc.	USFF +0.250%	Weekly	MS	07/16/29	17,186	1,416,519	1,404,440	24,774
Gartner, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,149	548,425	340,273	(193,901)
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	37,507	930,160	706,257	(166,995)
Globant S.A. (Luxembourg)	USFF +0.250%	Weekly	MS	01/27/31	8,652	393,188	398,944	15,966
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	7,763	1,118,339	641,767	(447,482)
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,946	476,655	440,604	(23,668)
InterDigital, Inc.	USFF +0.250%	Weekly	MS	07/23/30	153	48,403	46,206	(842)
Intuit, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,808	728,972	781,743	71,730
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
LiveRamp Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	13,534	$350,847	$358,922	$17,183
Microsoft Corp.	USFF +0.250%	Weekly	MS	07/08/27	7,911	3,083,612	2,928,415	(30,754)
MongoDB, Inc.	USFF +0.250%	Weekly	MS	01/17/30	219	44,443	53,605	10,292
NCR Voyix Corp.	USFF +0.250%	Weekly	MS	07/23/30	11,305	109,083	71,561	(34,709)
Nutanix, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	9,755	382,746	370,788	(2,020)
Okta, Inc.	USFF +0.250%	Weekly	MS	07/23/30	14,536	1,138,309	1,144,129	35,429
Open Text Corp. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	2,310	59,724	51,374	(6,281)
Oracle Corp.	USFF +0.250%	Weekly	MS	01/05/27	8,304	1,260,957	1,221,601	(8,654)
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	1	78	146	44
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,173	334,763	348,375	22,302
Progress Software Corp.	USFF +0.250%	Weekly	MS	07/23/30	4,502	155,736	115,476	(36,232)
PTC, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4,078	695,733	581,074	(96,571)
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,507	388,114	307,781	(70,254)
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,187	492,980	367,828	(112,343)
RingCentral, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	4,507	119,929	167,615	51,126
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,734	771,697	613,593	(136,555)
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,393	481,180	446,701	(21,563)
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	07/08/27	16,756	2,556,580	1,751,840	(738,205)
Sprinklr, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	27,970	189,398	167,820	(16,674)
Teradata Corp.	USFF +0.250%	Weekly	MS	01/27/31	16,889	462,973	432,865	(18,080)
Trimble, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,164	216,382	206,388	(4,387)
Twilio, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	1,788	195,571	224,966	34,461
UiPath, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	64,004	763,316	710,444	(33,026)
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/12/29	782	199,245	194,218	2,102
Workday, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	3,821	509,158	496,424	496
Zoom Communications, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4,446	331,700	357,414	34,839
					694,574	40,504,243	36,897,190	(2,447,773)
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	11,758	1,374,861	1,485,623	149,743
Apple, Inc.	USFF +0.250%	Weekly	MS	01/07/27	26,944	6,351,416	6,838,118	679,877
Arista Networks, Inc.	USFF +0.250%	Weekly	MS	01/27/31	38,215	4,692,164	4,692,038	122,009
Benchmark Electronics, Inc.	USFF +0.250%	Weekly	MS	01/27/31	8,037	450,714	450,554	12,892
Calix, Inc.	USFF +0.250%	Weekly	MS	07/23/30	8,101	423,238	396,868	(15,377)
CDW Corp.	USFF +0.250%	Weekly	MS	07/23/30	5,976	758,854	723,216	(13,895)
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,528	669,105	739,278	98,480
Cognex Corp.	USFF +0.250%	Weekly	MS	01/27/31	5,531	268,819	270,964	9,152
Daktronics, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,264	61,442	63,811	3,943
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	01/17/30	25,039	$2,612,711	$4,109,651	$1,609,543
Diebold Nixdorf, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,415	321,750	333,068	19,668
ePlus, Inc.	USFF +0.250%	Weekly	MS	07/23/30	40	2,491	3,010	836
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	595	158,574	172,151	17,679
GPGI, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	1	14	17	(23)
HP, Inc.	USFF +0.250%	Weekly	MS	01/17/30	13,385	324,376	257,126	(50,320)
Ingram Micro Holding Corp.	USFF +0.250%	Weekly	MS	01/27/31	2,720	61,260	63,403	3,794
Itron, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,813	174,354	162,499	(7,342)
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,723	773,437	1,254,570	502,066
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,145	252,529	323,314	77,332
Knowles Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,551	25,809	39,830	16,528
Lumentum Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	247	93,480	173,582	87,899
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	01/27/31	552	254,915	239,551	(8,215)
Napco Security Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,011	121,303	118,603	716
NetApp, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,130	595,482	627,651	57,863
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,469	34,014	46,700	14,051
nLight, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,169	262,565	522,816	267,061
Rogers Corp.	USFF +0.250%	Weekly	MS	01/17/30	547	40,563	58,710	19,176
Sandisk Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,009	585,579	1,276,398	706,039
ScanSource, Inc.	USFF +0.250%	Weekly	MS	01/27/31	445	16,190	16,154	359
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	3,385	370,728	1,326,108	993,690
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	01/27/31	20,375	540,814	463,939	(62,822)
TD SYNNEX Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,650	246,836	278,371	40,366
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	2,404	485,054	502,484	30,616
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	383	251,547	231,719	(13,306)
Viasat, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,763	45,095	80,745	36,798
Vistance Networks, Inc.	USFF +0.250%	Weekly	MS	01/17/30	18,984	129,846	345,509	219,016
Western Digital Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,411	262,549	1,463,621	1,210,317
					250,715	24,094,478	30,151,770	6,836,209
Telecommunication Services
Anterix, Inc.	USFF +0.250%	Weekly	MS	01/27/31	10	382	382	(17)
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	13,150	373,819	377,536	30,535
IDT Corp., Class B	USFF +0.250%	Weekly	MS	01/17/30	1,575	83,827	77,333	(4,114)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services — (continued)
Rogers Communications, Inc., Class B (Canada)	USFF +0.250%	Weekly	MS	07/23/30	2,182	$79,352	$83,898	$8,259
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,282	253,647	269,258	23,351
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	46,644	1,937,001	2,341,529	544,514
					64,843	2,728,028	3,149,936	602,528
Transportation
Allegiant Travel Co.	USFF +0.250%	Weekly	MS	01/17/30	14,010	1,199,576	1,135,370	(33,001)
Canadian Pacific Kansas City Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	5,643	425,802	443,878	27,867
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,992	874,841	995,091	149,279
CSX Corp.	USFF +0.250%	Weekly	MS	07/23/30	14,124	505,182	579,790	92,761
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	13,897	769,163	923,873	188,483
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	01/27/31	3,332	486,118	477,242	3,973
GXO Logistics, Inc.	USFF +0.250%	Weekly	MS	01/27/31	3,887	216,175	201,541	(9,033)
Heartland Express, Inc.	USFF +0.250%	Weekly	MS	01/27/31	3,894	41,057	40,498	556
JB Hunt Transport Services, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,345	555,444	708,805	170,197
Norfolk Southern Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,117	309,520	320,579	21,989
SkyWest, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,773	269,557	254,645	(7,921)
Sun Country Airlines Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,102	56,105	84,285	29,614
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	10,975	776,092	789,432	33,519
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/27/31	2,981	776,407	723,250	(30,002)
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/17/30	3,350	322,145	329,573	22,828
					94,422	7,583,184	8,007,852	661,109
Utilities
Algonquin Power & Utilities Corp. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	30,675	173,133	188,345	27,042
Ameren Corp.	USFF +0.250%	Weekly	MS	07/23/30	6,183	665,025	679,635	35,993
American Electric Power Co., Inc.	USFF +0.250%	Weekly	MS	01/27/31	3,981	525,216	521,829	10,261
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,136	292,717	290,688	5,566
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,514	$422,977	$464,386	$56,942
CenterPoint Energy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	23,898	948,628	1,031,438	114,660
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	01/05/27	4,374	1,244,261	1,221,439	18,923
Duke Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	8,177	1,040,480	1,070,696	60,665
Edison International	USFF +0.250%	Weekly	MS	01/27/31	15,977	1,148,610	1,169,197	50,464
Emera, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	119	6,135	6,173	171
FirstEnergy Corp.	USFF +0.250%	Weekly	MS	01/27/31	11,503	581,976	582,742	(14,984)
Fortis, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	2,809	160,899	156,714	47
Hallador Energy Co.	USFF +0.250%	Weekly	MS	01/17/30	8,364	145,534	136,166	(5,606)
MDU Resources Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1	16	21	245
National Fuel Gas Co.	USFF +0.250%	Weekly	MS	07/16/29	585	46,742	54,967	11,570
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	01/27/31	692	56,971	56,017	(204)
WEC Energy Group, Inc.	USFF +0.250%	Weekly	MS	01/27/31	3,230	364,571	373,937	20,622
					125,218	7,823,891	8,004,390	392,377

Total Reference Entity — Long						336,463,844	355,186,179	29,622,041
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Dorman Products, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(12,270)	$(1,439,129)	$(1,280,497)	$147,393
Fox Factory Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(35,769)	(989,823)	(588,758)	393,327
Modine Manufacturing Co.	USFF -0.250%	Weekly	MS	07/23/30	(7,640)	(1,264,147)	(1,655,664)	(418,585)
QuantumScape Corp.	USFF -0.250%	Weekly	MS	07/23/30	(228,483)	(2,384,951)	(1,457,722)	908,622
Tesla, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(3,592)	(1,506,400)	(1,335,326)	159,311
Thor Industries, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(20,023)	(1,805,419)	(1,599,637)	191,499
					(307,777)	(9,389,869)	(7,917,604)	1,381,567
Capital Goods
AAON, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(11,004)	(908,024)	(910,581)	(12,965)
AAR Corp.	USFF -0.250%	Weekly	MS	07/23/30	(4,590)	(488,033)	(502,421)	(20,139)
AeroVironment, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(5,930)	(1,410,374)	(1,085,487)	313,873
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(11,789)	(750,061)	(615,504)	119,401
Allison Transmission Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(2,855)	(289,343)	(334,206)	(54,525)
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(39,940)	(1,594,515)	(1,018,470)	563,596
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
American Superconductor Corp.	USFF -0.250%	Weekly	MS	01/27/31	(31,235)	$(995,880)	$(1,057,305)	$(69,210)
Apogee Enterprises, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,794)	(376,427)	(294,951)	71,362
Archer Aviation, Inc., Class A	USFF -0.264%	Weekly	MS	07/23/30	(213,444)	(1,587,524)	(1,103,505)	471,624
Argan, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(10,031)	(4,321,256)	(5,463,384)	(1,294,078)
Array Technologies, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(97,928)	(691,056)	(708,019)	(22,374)
Astec Industries, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(16,708)	(842,320)	(899,559)	(65,609)
Atkore, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,958)	(674,314)	(527,716)	133,299
Bloom Energy Corp., Class A	USFF -0.250%	Weekly	MS	01/27/31	(7,128)	(1,093,763)	(965,773)	119,442
Boise Cascade Co.	USFF -0.250%	Weekly	MS	07/16/29	(14,551)	(1,373,584)	(1,103,693)	247,403
Brookfield Business Corp., Class A (Canada)	USFF -2.240%	Weekly	MS	01/27/31	(112)	(3,680)	(3,544)	81
Builders FirstSource, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(24,226)	(2,790,431)	(1,994,527)	813,237
BWX Technologies, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(26,319)	(5,363,343)	(5,381,972)	(64,316)
Cadre Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(12,238)	(448,918)	(375,462)	66,101
Carrier Global Corp.	USFF -0.250%	Weekly	MS	01/27/31	(26,628)	(1,746,771)	(1,499,423)	240,686
CECO Environmental Corp.	USFF -0.250%	Weekly	MS	07/23/30	(43,709)	(2,471,893)	(2,604,182)	(153,504)
Centuri Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(53,996)	(1,403,806)	(1,577,223)	(191,091)
Chart Industries, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(26,691)	(5,518,333)	(5,518,364)	(43,052)
CSW Industrials, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,566)	(1,536,545)	(1,450,388)	70,794
Distribution Solutions Group, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(1,073)	(26,178)	(28,156)	(2,208)
Donaldson Co., Inc.	USFF -0.250%	Weekly	MS	01/27/31	(13,557)	(1,209,878)	(1,150,583)	49,843
DXP Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(15,806)	(1,905,072)	(2,208,572)	(319,939)
Enovix Corp.	USFF -0.898%	Weekly	MS	07/23/30	(170,936)	(1,350,951)	(885,448)	454,951
Enpro, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(2,468)	(647,778)	(618,604)	23,706
Eos Energy Enterprises, Inc.	USFF -0.284%	Weekly	MS	01/27/31	(229,384)	(1,345,072)	(1,137,745)	196,821
Esab Corp.	USFF -0.250%	Weekly	MS	07/23/30	(33,269)	(3,921,275)	(3,215,782)	670,646
Eve Holding, Inc.	USFF -0.790%	Weekly	MS	07/23/30	(101,923)	(390,496)	(252,769)	134,658
Federal Signal Corp.	USFF -0.250%	Weekly	MS	01/27/31	(21,829)	(2,412,891)	(2,360,588)	31,819
Franklin Electric Co., Inc.	USFF -0.250%	Weekly	MS	01/27/31	(15,649)	(1,501,338)	(1,442,368)	47,246
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(5,730)	(950,517)	(978,340)	(43,243)
Gibraltar Industries, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(5,788)	(394,149)	(230,768)	160,284
Granite Construction, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(11,980)	(1,455,567)	(1,436,162)	6,028
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(13,045)	(1,819,351)	(1,298,630)	487,006
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Hillman Solutions Corp.	USFF -0.250%	Weekly	MS	07/23/30	(120,254)	$(1,039,207)	$(1,000,513)	$30,571
IES Holdings, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(3,372)	(1,666,225)	(1,606,657)	45,304
Intuitive Machines, Inc.	USFF -0.940%	Weekly	MS	01/27/31	(20,815)	(363,612)	(386,326)	(25,574)
Janus International Group, Inc.	USFF -0.262%	Weekly	MS	01/27/31	(24,472)	(130,983)	(126,031)	3,905
JBT Marel Corp.	USFF -0.250%	Weekly	MS	01/27/31	(5,896)	(758,613)	(753,922)	(1,272)
Kadant, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(2,756)	(891,698)	(805,717)	79,008
Karman Holdings, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(4,093)	(331,296)	(327,645)	1,043
Kennametal, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(24,535)	(548,195)	(886,450)	(367,351)
Kratos Defense & Security Solutions, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(46,470)	(3,675,156)	(3,276,600)	369,896
Lennox International, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(4,990)	(2,690,580)	(2,316,009)	360,138
Leonardo DRS, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(13,651)	(570,535)	(607,743)	(43,570)
Limbach Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(9,964)	(1,001,285)	(777,690)	215,599
Lincoln Electric Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(4,136)	(1,187,882)	(1,030,195)	144,473
Loar Holdings, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(6,260)	(449,025)	(358,635)	94,460
MasTec, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(15,326)	(3,589,339)	(4,930,987)	(1,369,640)
Masterbrand, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(15,865)	(278,097)	(131,838)	144,065
MDA Space Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/27/31	(158)	(3,897)	(4,001)	(161)
MSC Industrial Direct Co., Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(5,644)	(486,166)	(520,772)	(39,677)
National Presto Industries, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(1,790)	(182,346)	(245,337)	(66,228)
NuScale Power Corp.	USFF -0.250%	Weekly	MS	01/27/31	(23,752)	(272,910)	(257,472)	13,286
nVent Electric PLC (Ireland)	USFF -0.250%	Weekly	MS	01/27/31	(12,881)	(1,556,447)	(1,523,565)	20,729
Oshkosh Corp.	USFF -0.250%	Weekly	MS	01/27/31	(5,046)	(862,987)	(742,822)	113,076
Owens Corning	USFF -0.250%	Weekly	MS	01/27/31	(11,278)	(1,203,487)	(1,220,505)	(26,399)
Power Solutions International, Inc.	USFF -0.590%	Weekly	MS	07/23/30	(30,403)	(2,245,694)	(1,850,935)	377,237
Preformed Line Products Co.	USFF -0.250%	Weekly	MS	01/27/31	(4,424)	(1,155,362)	(1,197,798)	(51,464)
Quanex Building Products Corp.	USFF -0.250%	Weekly	MS	07/16/29	(24,482)	(483,701)	(439,942)	35,882
Quanta Services, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,604)	(3,135,076)	(3,076,708)	30,942
QXO, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(56,214)	(1,219,370)	(1,091,676)	118,168
RBC Bearings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(1,161)	(526,803)	(630,562)	(109,220)
Redwire Corp.	USFF -0.640%	Weekly	MS	07/23/30	(123,773)	(1,203,517)	(1,052,071)	142,044
Resideo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(51,947)	(1,846,431)	(1,751,133)	81,441
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Shoals Technologies Group, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(533,698)	$(3,988,800)	$(3,511,733)	$445,963
Stratasys Ltd. (Israel)	USFF -0.250%	Weekly	MS	01/27/31	(18,393)	(147,518)	(143,649)	2,693
Sunrun, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(92,071)	(1,689,718)	(1,248,483)	428,044
Tennant Co.	USFF -0.250%	Weekly	MS	01/27/31	(3,934)	(251,372)	(261,218)	(11,954)
Voyager Technologies, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(754)	(17,622)	(17,636)	(178)
Watsco, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,331)	(641,785)	(484,204)	149,585
WESCO International, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(14,042)	(4,078,385)	(3,842,172)	197,423
Worthington Enterprises, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(684)	(35,066)	(35,664)	(897)
Xometry, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(15,045)	(616,495)	(614,438)	(2,773)
					(2,708,171)	(105,033,390)	(99,327,628)	4,666,271
Commercial & Professional Services
ABM Industries, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(17,245)	(863,128)	(664,277)	179,518
ACV Auctions, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(378,509)	(3,216,896)	(1,604,878)	1,586,928
BlackSky Technology, Inc.	USFF -0.540%	Weekly	MS	07/23/30	(37,066)	(865,856)	(932,581)	(73,497)
Brady Corp., Class A	USFF -0.250%	Weekly	MS	07/23/30	(10,497)	(888,033)	(852,776)	25,602
BrightView Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(74,875)	(1,011,478)	(882,776)	120,795
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(4,033)	(466,423)	(319,978)	142,784
CBIZ, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(10,822)	(864,953)	(290,571)	574,562
Cimpress PLC (Ireland)	USFF -0.250%	Weekly	MS	01/27/31	(879)	(63,245)	(64,167)	(1,442)
Clarivate PLC (Jersey)	USFF -0.255%	Weekly	MS	07/11/28	(380,638)	(2,034,851)	(963,014)	1,055,956
Concentrix Corp.	USFF -0.250%	Weekly	MS	01/27/31	(5,485)	(145,608)	(150,070)	(5,622)
CoreCivic, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(62,241)	(1,123,160)	(1,176,977)	(62,595)
Enviri Corp.	USFF -0.250%	Weekly	MS	01/27/31	(15,314)	(286,070)	(300,461)	(16,646)
FTI Consulting, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(1,925)	(329,753)	(340,282)	(14,477)
GEO Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/27/31	(38,466)	(572,272)	(646,613)	(78,826)
HNI Corp.	USFF -0.250%	Weekly	MS	01/27/31	(28,281)	(1,107,047)	(944,303)	152,468
ICF International, Inc.	USFF +0.250%	Weekly	MS	07/08/27	(6,095)	(564,624)	(397,943)	164,729
Insperity, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(151,459)	(5,766,980)	(4,095,451)	1,491,702
Legalzoom.com, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(28,427)	(290,516)	(161,181)	127,045
ManpowerGroup, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(79,074)	(2,940,074)	(2,329,520)	533,814
Maximus, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(16,023)	(1,198,643)	(1,027,074)	160,169
Parsons Corp.	USFF -0.250%	Weekly	MS	07/23/30	(9,378)	(816,160)	(508,006)	301,768
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Resolute Holdings Management, Inc.	USFF -0.890%	Weekly	MS	01/27/31	(2,393)	$(378,221)	$(388,384)	$(13,136)
Science Applications International Corp.	USFF -0.250%	Weekly	MS	07/23/30	(4,734)	(504,766)	(449,351)	53,297
TaskUS, Inc., Class A	USFF -0.740%	Weekly	MS	01/27/31	(407)	(4,226)	(2,731)	(50)
TIC Solutions, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(74,052)	(541,483)	(487,262)	49,975
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	01/27/31	(32,840)	(526,113)	(469,284)	52,704
Vestis Corp.	USFF -0.250%	Weekly	MS	01/17/30	(182,632)	(1,473,236)	(1,435,488)	22,698
Waste Connections, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/27/31	(23,510)	(3,904,905)	(3,818,964)	52,065
					(1,677,300)	(32,748,720)	(25,704,363)	6,582,288
Consumer Discretionary Distribution & Retail
Asbury Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(6,055)	(1,248,384)	(1,183,208)	55,424
Burlington Stores, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(2,823)	(866,274)	(918,548)	(68,053)
Camping World Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(57,618)	(1,072,530)	(393,531)	654,836
Dick's Sporting Goods, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(15,146)	(3,371,412)	(3,003,300)	310,640
Floor & Decor Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(10,544)	(877,189)	(535,635)	334,693
Group 1 Automotive, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(43)	(14,182)	(14,217)	(173)
Murphy USA, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(2,626)	(1,224,448)	(1,297,165)	(82,940)
Pool Corp.	USFF -0.250%	Weekly	MS	01/27/31	(10,176)	(2,247,203)	(2,058,910)	156,022
RH	USFF -0.250%	Weekly	MS	01/17/30	(1,764)	(425,322)	(246,642)	175,339
Savers Value Village, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(100,413)	(1,101,673)	(747,073)	347,637
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/27/31	(30,246)	(1,646,151)	(1,370,144)	256,468
Upbound Group, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(34,489)	(842,920)	(622,526)	189,026
Valvoline, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(27,632)	(862,269)	(930,646)	(75,121)
Victoria's Secret & Co.	USFF -0.250%	Weekly	MS	01/27/31	(67,181)	(3,125,330)	(3,114,511)	(16,823)
					(366,756)	(18,925,287)	(16,436,056)	2,236,975
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF -0.250%	Weekly	MS	01/27/31	(5,683)	(529,353)	(531,247)	(6,045)
Cavco Industries, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(4,575)	(2,704,128)	(2,215,627)	471,062
Garmin Ltd. (Switzerland)	USFF -0.250%	Weekly	MS	01/27/31	(3,305)	(836,364)	(766,793)	78,991
Gildan Activewear, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/27/31	(96,054)	(6,178,552)	(5,345,405)	765,742
KB Home	USFF -0.250%	Weekly	MS	01/27/31	(16,534)	(921,209)	(855,635)	57,168
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Kontoor Brands, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(19,856)	$(1,443,423)	$(1,395,678)	$19,020
LGI Homes, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(6,878)	(270,371)	(271,887)	(3,650)
Mattel, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(219,040)	(4,112,766)	(3,182,651)	905,663
Mohawk Industries, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(5,803)	(779,243)	(571,363)	224,012
Newell Brands, Inc.	USFF -0.265%	Weekly	MS	01/17/30	(78,270)	(452,563)	(268,466)	163,043
NIKE, Inc., Class B	USFF -0.250%	Weekly	MS	07/23/30	(6,851)	(444,512)	(361,870)	75,586
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,598)	(305,657)	(138,559)	154,267
PVH Corp.	USFF -0.250%	Weekly	MS	01/27/31	(29,585)	(1,942,842)	(2,063,850)	(136,171)
Steven Madden Ltd.	USFF -0.250%	Weekly	MS	01/27/31	(74,890)	(2,534,921)	(2,540,269)	(31,426)
Sturm Ruger & Co., Inc.	USFF -0.250%	Weekly	MS	01/27/31	(1,048)	(43,230)	(42,014)	853
TopBuild Corp.	USFF -0.250%	Weekly	MS	07/23/30	(6,418)	(2,561,735)	(2,254,643)	287,106
Tri Pointe Homes, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(8,288)	(284,134)	(387,298)	(105,404)
					(586,676)	(26,345,003)	(23,193,255)	2,919,817
Consumer Services
Aramark	USFF -0.250%	Weekly	MS	01/27/31	(37,383)	(1,512,697)	(1,515,507)	(17,044)
Carriage Services, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(296)	(13,282)	(13,515)	(364)
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(223,506)	(2,001,169)	(1,300,805)	687,226
Cracker Barrel Old Country Store, Inc.	USFF -3.490%	Weekly	MS	01/27/31	(17,612)	(495,787)	(495,073)	(3,175)
Dutch Bros, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(35,903)	(1,807,343)	(1,818,846)	(25,611)
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(84,413)	(1,473,366)	(884,648)	577,212
Flutter Entertainment PLC (Ireland)	USFF -0.250%	Weekly	MS	07/23/30	(1,818)	(403,429)	(185,345)	214,914
Krispy Kreme, Inc.	USFF -0.276%	Weekly	MS	07/08/27	(5,544)	(87,488)	(18,794)	67,785
Kura Sushi USA, Inc., Class A	USFF -0.640%	Weekly	MS	07/23/30	(7,537)	(599,914)	(526,007)	69,569
Life Time Group Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(21,378)	(630,075)	(575,923)	50,489
Marriott Vacations Worldwide Corp.	USFF -0.250%	Weekly	MS	07/23/30	(10,085)	(585,117)	(656,735)	(87,525)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/23/30	(249,844)	(5,399,864)	(4,672,083)	685,684
OneSpaWorld Holdings Ltd. (Bahamas)	USFF -0.250%	Weekly	MS	01/27/31	(8,252)	(186,118)	(189,383)	(4,742)
Red Rock Resorts, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(53,304)	(3,170,853)	(2,844,301)	261,370
Restaurant Brands International, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/27/31	(49,189)	(3,638,549)	(3,635,067)	(37,793)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Royal Caribbean Cruises Ltd. (Liberia)	USFF -0.250%	Weekly	MS	07/23/30	(5,918)	$(1,951,400)	$(1,628,515)	$297,965
Serve Robotics, Inc.	USFF -18.790%	Weekly	MS	07/23/30	(72,456)	(842,507)	(611,529)	224,387
Service Corp. International	USFF -0.250%	Weekly	MS	01/27/31	(19,383)	(1,591,675)	(1,599,291)	(23,870)
Six Flags Entertainment Corp.	USFF -0.250%	Weekly	MS	07/16/29	(88,575)	(2,474,576)	(1,572,206)	883,064
Starbucks Corp.	USFF -0.250%	Weekly	MS	01/27/31	(9,238)	(932,146)	(827,632)	121,464
Stride, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(10,970)	(947,903)	(967,225)	(27,399)
Sweetgreen, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(171,213)	(1,752,479)	(888,595)	850,593
Texas Roadhouse, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(6,311)	(1,179,343)	(1,042,199)	124,099
Universal Technical Institute, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(106,499)	(3,245,399)	(3,844,614)	(624,526)
Wendy's Co. (The)	USFF -1.340%	Weekly	MS	01/27/31	(127,349)	(932,232)	(885,076)	32,364
					(1,423,976)	(37,854,711)	(33,198,914)	4,296,136
Consumer Staples Distribution & Retail
Albertsons Cos., Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(175,321)	(3,027,709)	(2,987,470)	(2,775)
BJ's Wholesale Club Holdings, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(67,405)	(6,608,363)	(6,634,000)	(77,150)
Chefs' Warehouse, Inc. (The)	USFF -0.250%	Weekly	MS	07/23/30	(16,438)	(1,052,349)	(977,239)	66,884
Grocery Outlet Holding Corp.	USFF -0.250%	Weekly	MS	01/27/31	(42,049)	(369,774)	(296,445)	70,421
Performance Food Group Co.	USFF -0.250%	Weekly	MS	07/23/30	(11,011)	(1,061,481)	(943,202)	109,982
PriceSmart, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(1,603)	(229,712)	(241,252)	(14,478)
Sprouts Farmers Market, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(38,098)	(3,104,701)	(2,938,499)	142,576
Weis Markets, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,911)	(442,705)	(404,253)	29,324
					(357,836)	(15,896,794)	(15,422,360)	324,784
Energy
Antero Resources Corp.	USFF -0.250%	Weekly	MS	01/27/31	(10,974)	(479,480)	(465,737)	9,981
Archrock, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(39,250)	(1,238,894)	(1,365,900)	(181,737)
Atlas Energy Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(104,585)	(1,571,000)	(1,372,155)	129,809
BW LPG Ltd. (Singapore)	USFF -2.040%	Weekly	MS	01/17/30	(41,159)	(541,888)	(714,932)	(231,003)
Cameco Corp. (Canada)	USFF -0.250%	Weekly	MS	01/27/31	(4,886)	(639,722)	(530,668)	132,435
Cenovus Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/27/31	(87,899)	(2,002,538)	(2,331,960)	(371,818)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Chord Energy Corp.	USFF -0.250%	Weekly	MS	01/27/31	(23,234)	$(2,839,480)	$(3,303,410)	$(503,131)
Core Natural Resources, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(19,929)	(1,900,609)	(2,087,164)	(218,114)
Crescent Energy Co., Class A	USFF -0.250%	Weekly	MS	07/11/28	(66,770)	(819,143)	(901,395)	(88,660)
Denison Mines Corp. (Canada)	USFF -0.303%	Weekly	MS	07/23/30	(110,576)	(310,990)	(390,333)	(91,845)
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,686)	(675,853)	(729,054)	(76,823)
EOG Resources, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(14,027)	(1,819,001)	(2,027,883)	(242,955)
EQT Corp.	USFF -0.250%	Weekly	MS	01/27/31	(57,985)	(3,460,746)	(3,690,165)	(256,409)
Excelerate Energy, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(32,871)	(893,422)	(1,098,549)	(217,099)
FLEX LNG Ltd. (Bermuda)	USFF -2.290%	Weekly	MS	01/27/31	(13,412)	(400,738)	(398,471)	(5,113)
Granite Ridge Resources, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(10,777)	(58,033)	(63,261)	(5,805)
Helmerich & Payne, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(57,267)	(1,338,702)	(2,063,330)	(763,133)
HighPeak Energy, Inc.	USFF -8.340%	Weekly	MS	01/27/31	(15,832)	(103,713)	(109,241)	(6,362)
Kinetik Holdings, Inc.	USFF -1.990%	Weekly	MS	01/07/27	(18,085)	(687,449)	(875,495)	(394,235)
Magnolia Oil & Gas Corp., Class A	USFF -0.250%	Weekly	MS	01/27/31	(30,074)	(780,439)	(949,436)	(179,741)
Marathon Petroleum Corp.	USFF -0.250%	Weekly	MS	07/23/30	(1,860)	(372,816)	(454,175)	(109,002)
Matador Resources Co.	USFF -0.250%	Weekly	MS	07/18/30	(50,591)	(2,656,382)	(3,196,339)	(577,859)
Murphy Oil Corp.	USFF -0.250%	Weekly	MS	01/27/31	(9,891)	(383,516)	(408,004)	(27,503)
NextDecade Corp.	USFF -0.250%	Weekly	MS	01/12/29	(447,433)	(3,014,303)	(3,427,337)	(445,413)
Noble Corp. PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/27/31	(9,137)	(383,075)	(448,353)	(72,857)
Nordic American Tankers Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/23/30	(81,061)	(294,727)	(475,017)	(210,097)
Ovintiv, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(13,890)	(723,919)	(824,510)	(110,005)
Par Pacific Holdings, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(13,414)	(840,777)	(840,253)	(6,054)
Permian Resources Corp., Class A	USFF -0.250%	Weekly	MS	01/27/31	(179,397)	(3,276,216)	(3,824,744)	(600,675)
Phillips 66	USFF -0.250%	Weekly	MS	01/27/31	(2,892)	(454,985)	(526,865)	(75,451)
Precision Drilling Corp. (Canada)	USFF -0.250%	Weekly	MS	01/27/31	(8,134)	(752,004)	(800,386)	(54,267)
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(179,048)	(2,186,933)	(2,580,082)	(410,214)
Sable Offshore Corp.	USFF -0.890%	Weekly	MS	07/23/30	(68,926)	(669,643)	(1,138,658)	(488,916)
Seadrill Ltd. (Bermuda)	USFF -0.640%	Weekly	MS	07/23/30	(48,306)	(2,001,953)	(2,197,923)	(211,594)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(124,546)	$(1,234,504)	$(1,905,554)	$(717,122)
SLB Ltd. (Curacao)	USFF -0.250%	Weekly	MS	01/27/31	(71,865)	(3,732,829)	(3,693,142)	10,577
SM Energy Co.	USFF -0.250%	Weekly	MS	01/17/30	(18,037)	(520,817)	(562,394)	(65,062)
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(69,701)	(960,043)	(1,098,488)	(145,952)
Targa Resources Corp.	USFF -0.250%	Weekly	MS	01/27/31	(20,263)	(4,706,437)	(5,080,542)	(410,800)
TETRA Technologies, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(162,278)	(1,477,340)	(1,382,609)	82,242
Texas Pacific Land Corp.	USFF -0.250%	Weekly	MS	01/27/31	(3,239)	(1,565,453)	(1,537,100)	12,004
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/27/31	(27,981)	(2,007,087)	(2,036,457)	(68,244)
					(2,375,168)	(56,777,599)	(63,907,471)	(8,264,022)
Financial Services
Coinbase Global, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(18,746)	(3,266,766)	(3,273,239)	(36,981)
Euronet Worldwide, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(13,231)	(955,556)	(878,141)	70,243
Payoneer Global, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(18,843)	(90,840)	(91,012)	(906)
Remitly Global, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(139,956)	(1,986,739)	(2,193,111)	(225,687)
					(190,776)	(6,299,901)	(6,435,503)	(193,331)
Food, Beverage & Tobacco
Boston Beer Co., Inc. (The), Class A	USFF -0.250%	Weekly	MS	01/27/31	(1,377)	(317,796)	(317,261)	(1,968)
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	01/27/31	(7,855)	(211,349)	(207,686)	1,989
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	07/16/29	(18,634)	(1,812,724)	(2,370,245)	(607,395)
Cal-Maine Foods, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(3,939)	(350,179)	(311,772)	45,888
Celsius Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(109,383)	(5,153,473)	(3,880,909)	1,232,386
Mondelez International, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(14,168)	(827,620)	(816,644)	(1,957)
Pilgrim's Pride Corp.	USFF -0.250%	Weekly	MS	01/27/31	(24,109)	(1,025,891)	(910,356)	107,516
Post Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(24,539)	(2,484,730)	(2,425,926)	39,419
Primo Brands Corp.	USFF -0.250%	Weekly	MS	01/17/30	(133,477)	(3,813,447)	(2,513,372)	1,229,341
SunOpta, Inc. (Canada)	USFF -0.640%	Weekly	MS	01/27/31	(46,114)	(297,414)	(298,819)	(3,749)
Tootsie Roll Industries, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(297)	(12,235)	(12,688)	(601)
Universal Corp.	USFF -0.250%	Weekly	MS	01/27/31	(6,725)	(354,714)	(354,408)	(2,484)
Utz Brands, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(70,614)	(901,438)	(559,263)	325,706
Vita Coco Co., Inc. (The)	USFF -0.250%	Weekly	MS	01/27/31	(25,263)	(1,396,995)	(1,210,350)	176,194
Vital Farms, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(30,259)	(685,023)	(427,257)	252,403
					(516,753)	(19,645,028)	(16,616,956)	2,792,688
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(56,208)	$(3,075,301)	$(1,314,705)	$1,748,562
AdaptHealth Corp.	USFF -0.250%	Weekly	MS	01/27/31	(11,931)	(135,543)	(141,979)	(7,518)
AMN Healthcare Services, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(15,884)	(330,741)	(291,313)	37,705
Artivion, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(13,567)	(500,320)	(496,824)	(428)
Astrana Health, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(23,062)	(715,007)	(565,480)	143,932
Avanos Medical, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(343)	(4,786)	(4,805)	(84)
Axogen, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(37,697)	(1,174,326)	(1,248,902)	(83,752)
Bausch + Lomb Corp. (Canada)	USFF -0.840%	Weekly	MS	01/17/30	(44,398)	(641,198)	(705,928)	(70,410)
Castle Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(2,058)	(51,034)	(50,524)	86
Centene Corp.	USFF -0.250%	Weekly	MS	01/27/31	(109,929)	(4,385,158)	(3,599,075)	751,891
DENTSPLY SIRONA, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(541,350)	(6,679,581)	(6,279,660)	264,950
Enovis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(19,790)	(858,751)	(450,223)	401,811
GeneDx Holdings Corp.	USFF -0.250%	Weekly	MS	01/27/31	(30,171)	(2,286,368)	(1,937,582)	330,947
GoodRx Holdings, Inc., Class A	USFF -0.262%	Weekly	MS	01/12/29	(95,237)	(428,074)	(186,665)	238,048
Hims & Hers Health, Inc.	USFF -0.450%	Weekly	MS	07/23/30	(74,226)	(2,251,802)	(1,540,932)	693,300
Inspire Medical Systems, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(30,038)	(2,314,630)	(1,549,360)	747,210
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	07/23/30	(66,504)	(5,769,872)	(5,852,352)	(127,460)
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(138,184)	(3,035,759)	(1,301,693)	1,710,388
Kestra Medical Technologies Ltd. (Bermuda)	USFF -0.590%	Weekly	MS	01/27/31	(3,889)	(76,057)	(77,508)	(2,070)
Lantheus Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(37,279)	(2,523,039)	(2,827,612)	(336,870)
Lumexa Imaging Holdings, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(555)	(4,531)	(4,773)	(304)
Molina Healthcare, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(37,134)	(5,737,164)	(4,949,962)	733,697
Neogen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(36,869)	(665,236)	(342,513)	323,493
NeoGenomics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(121,203)	(1,069,697)	(899,326)	162,010
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(182,703)	(3,311,212)	(1,991,463)	1,294,934
Omnicell, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(13,191)	(518,859)	(440,316)	75,068
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(59,266)	(2,013,611)	(1,595,441)	412,326
Pennant Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/27/31	(9,414)	(305,044)	(286,939)	15,702
Phreesia, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(122,449)	(2,006,986)	(1,026,123)	965,753
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
PROCEPT BioRobotics Corp.	USFF -0.250%	Weekly	MS	07/23/30	(29,406)	$(1,026,479)	$(735,444)	$283,011
Select Medical Holdings Corp.	USFF -0.250%	Weekly	MS	01/27/31	(24,293)	(395,121)	(395,733)	(3,717)
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(52,071)	(1,649,496)	(620,686)	1,026,705
Teladoc Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(145,298)	(1,416,955)	(791,874)	621,401
Teleflex, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(21,419)	(2,636,140)	(2,561,927)	46,975
US Physical Therapy, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(5,593)	(473,725)	(419,251)	49,023
					(2,212,609)	(60,467,603)	(47,484,893)	12,446,315
Household & Personal Products
Edgewell Personal Care Co.	USFF -0.250%	Weekly	MS	01/17/30	(80,408)	(2,049,428)	(1,715,907)	284,738
elf Beauty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,356)	(807,599)	(264,017)	537,264
Olaplex Holdings, Inc.	USFF -1.190%	Weekly	MS	01/27/31	(13,888)	(20,329)	(28,193)	(8,049)
WD-40 Co.	USFF -0.250%	Weekly	MS	07/23/30	(6,989)	(1,620,919)	(1,425,337)	183,532
					(105,641)	(4,498,275)	(3,433,454)	997,485
Materials
Alpha Metallurgical Resources, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(3,266)	(606,770)	(670,412)	(68,396)
AptarGroup, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(21,698)	(2,882,081)	(2,734,382)	118,775
Avient Corp.	USFF -0.250%	Weekly	MS	07/23/30	(21,073)	(762,966)	(764,950)	(18,470)
Avino Silver & Gold Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(11,727)	(92,405)	(74,115)	17,544
Celanese Corp.	USFF -0.250%	Weekly	MS	01/27/31	(87,054)	(4,696,285)	(5,725,542)	(1,071,920)
Century Aluminum Co.	USFF -0.250%	Weekly	MS	07/23/30	(22,524)	(1,055,172)	(1,321,934)	(275,009)
Chemours Co. (The)	USFF -0.250%	Weekly	MS	01/27/31	(46,283)	(884,744)	(1,019,614)	(141,790)
Cleveland-Cliffs, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(27,211)	(377,886)	(229,933)	144,982
Commercial Metals Co.	USFF -0.250%	Weekly	MS	01/27/31	(4,767)	(284,601)	(292,837)	(10,480)
CRH PLC (Ireland)	USFF -0.250%	Weekly	MS	01/27/31	(6,777)	(707,854)	(712,398)	(10,085)
Dow, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(52,191)	(2,487,211)	(2,173,755)	128,427
Eagle Materials, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(9,094)	(2,077,705)	(1,722,858)	335,525
FMC Corp.	USFF -0.250%	Weekly	MS	01/17/30	(75,964)	(1,669,963)	(1,308,100)	318,720
Gold Royalty Corp. (Canada)	USFF -0.890%	Weekly	MS	01/27/31	(12,196)	(41,784)	(43,662)	(2,230)
Graphic Packaging Holding Co.	USFF -0.250%	Weekly	MS	07/16/29	(69,442)	(1,684,222)	(690,253)	952,199
Hawkins, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,308)	(516,584)	(508,109)	2,951
HB Fuller Co.	USFF -0.250%	Weekly	MS	01/27/31	(3,063)	(181,233)	(188,926)	(9,841)
Huntsman Corp.	USFF -0.250%	Weekly	MS	01/27/31	(82,180)	(1,005,102)	(1,093,816)	(102,694)
i-80 Gold Corp. (Canada)	USFF -0.840%	Weekly	MS	01/27/31	(141,611)	(191,912)	(215,249)	(24,859)
Innospec, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(14,626)	(1,212,403)	(1,067,991)	128,559
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
International Paper Co.	USFF -0.250%	Weekly	MS	01/17/30	(25,537)	$(1,304,498)	$(911,671)	$341,863
James Hardie Industries PLC (Ireland)	USFF -0.250%	Weekly	MS	07/23/30	(40,448)	(759,243)	(766,085)	(12,784)
Knife River Corp.	USFF -0.250%	Weekly	MS	01/17/30	(7,996)	(778,796)	(652,873)	122,439
Lithium Americas Corp. (Canada)	USFF -0.268%	Weekly	MS	07/23/30	(678,107)	(3,280,021)	(2,678,523)	575,917
Louisiana-Pacific Corp.	USFF -0.250%	Weekly	MS	07/23/30	(16,553)	(1,345,949)	(1,204,231)	126,137
LyondellBasell Industries NV, Class A (Netherlands)	USFF -0.250%	Weekly	MS	01/27/31	(15,527)	(1,165,009)	(1,250,855)	(94,949)
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(22,017)	(800,169)	(1,310,892)	(535,229)
Minerals Technologies, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(8,128)	(571,717)	(576,438)	(9,872)
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	07/23/30	(108,696)	(3,086,531)	(2,771,748)	268,267
MP Materials Corp.	USFF -0.250%	Weekly	MS	01/27/31	(22,651)	(1,332,427)	(1,093,137)	228,882
NewMarket Corp.	USFF -0.250%	Weekly	MS	01/27/31	(3,079)	(1,913,474)	(1,973,485)	(74,946)
NioCorp Developments Ltd. (Canada)	USFF -0.546%	Weekly	MS	01/27/31	(52,501)	(297,267)	(234,154)	61,048
Nutrien Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/27/31	(5,531)	(398,959)	(417,369)	(27,974)
Orla Mining Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(50,069)	(584,934)	(807,613)	(231,825)
Packaging Corp. of America	USFF -0.250%	Weekly	MS	07/23/30	(5,357)	(1,150,855)	(1,136,863)	(3,899)
Quaker Chemical Corp.	USFF -0.250%	Weekly	MS	07/23/30	(7,648)	(1,042,994)	(950,111)	79,927
Ramaco Resources, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(87,744)	(2,220,919)	(1,356,522)	847,067
Reliance, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(3,094)	(924,133)	(940,328)	(29,170)
Royal Gold, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(34,536)	(9,146,808)	(8,789,067)	284,702
Seabridge Gold, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/27/31	(25,424)	(654,991)	(720,516)	(70,655)
Sealed Air Corp.	USFF -0.250%	Weekly	MS	01/27/31	(60,058)	(2,518,077)	(2,525,439)	(32,681)
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	01/27/31	(7,727)	(734,375)	(667,922)	60,705
Silgan Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(19,812)	(1,083,932)	(768,706)	290,753
Stepan Co.	USFF -0.250%	Weekly	MS	07/23/30	(10,302)	(561,423)	(514,894)	39,862
Sylvamo Corp.	USFF -0.250%	Weekly	MS	01/05/27	(11,687)	(524,065)	(493,659)	20,627
Taseko Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(50,470)	(181,309)	(325,532)	(152,329)
TMC the metals Co., Inc. (Canada)	USFF -0.295%	Weekly	MS	01/27/31	(39,589)	(180,141)	(184,881)	(6,170)
Tronox Holdings PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/12/29	(217,948)	(1,704,207)	(2,129,352)	(479,113)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
United States Antimony Corp.	USFF -3.890%	Weekly	MS	07/23/30	(146,626)	$(929,857)	$(1,280,045)	$(357,460)
Vizsla Silver Corp. (Canada)	USFF -0.723%	Weekly	MS	01/27/31	(135,154)	(425,610)	(446,008)	(23,741)
Wheaton Precious Metals Corp. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(20,592)	(2,821,191)	(2,697,758)	98,081
Worthington Steel, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(10,407)	(334,258)	(315,852)	12,610
					(2,667,070)	(68,177,022)	(65,451,365)	1,727,998
Media & Entertainment
Cinemark Holdings, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(69,836)	(1,889,089)	(1,991,723)	(120,656)
Grindr, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(15,714)	(367,871)	(189,982)	174,996
IAC, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(30,740)	(1,113,708)	(1,230,522)	(127,221)
Ibotta, Inc., Class A	USFF -1.390%	Weekly	MS	01/17/30	(23,892)	(955,473)	(716,043)	231,915
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(14,089)	(2,257,736)	(2,148,713)	91,475
Madison Square Garden Sports Corp.	USFF -0.250%	Weekly	MS	01/17/30	(3,205)	(723,458)	(1,030,087)	(327,091)
New York Times Co. (The), Class A	USFF -0.250%	Weekly	MS	01/27/31	(26,910)	(2,210,828)	(2,253,174)	(59,555)
ROBLOX Corp., Class A	USFF -0.250%	Weekly	MS	07/23/30	(14,275)	(1,209,956)	(807,394)	393,109
Rumble, Inc.	USFF -8.539%	Weekly	MS	01/27/31	(6,440)	(31,118)	(32,844)	(1,995)
Scholastic Corp.	USFF -0.940%	Weekly	MS	07/23/30	(17,271)	(560,518)	(674,605)	(127,077)
Snap, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(790,044)	(4,528,437)	(3,634,202)	860,763
Stubhub Holdings, Inc., Class A	USFF -2.390%	Weekly	MS	01/27/31	(51,513)	(350,548)	(321,441)	26,349
TKO Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(3,641)	(814,180)	(734,208)	70,500
Trade Desk, Inc. (The), Class A	USFF -0.250%	Weekly	MS	07/23/30	(34,657)	(1,513,433)	(786,367)	715,248
TripAdvisor, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(1,577)	(16,687)	(16,811)	(281)
Webtoon Entertainment, Inc.	USFF -3.740%	Weekly	MS	07/23/30	(28,069)	(361,456)	(257,954)	100,659
ZoomInfo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(16,475)	(200,679)	(98,521)	100,568
					(1,148,348)	(19,105,175)	(16,924,591)	2,001,706
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	USFF -1.508%	Weekly	MS	07/11/28	(255,878)	(951,143)	(893,014)	48,736
ADMA Biologics, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(29,011)	(548,555)	(261,389)	282,865
Avantor, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(325,979)	(2,972,812)	(2,555,675)	393,949
Bausch Health Cos., Inc. (Canada)	USFF -0.250%	Weekly	MS	01/27/31	(3,747)	(19,085)	(20,234)	(1,324)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
BioAge Labs, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(930)	$(15,695)	$(16,266)	$(720)
Biohaven Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	01/17/30	(3,865)	(112,534)	(32,698)	78,933
Catalyst Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(329)	(8,102)	(8,146)	(134)
Corcept Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(31,787)	(2,410,847)	(1,281,334)	1,110,703
Corvus Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(536)	(7,406)	(7,842)	(1,068)
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(30,083)	(1,310,201)	(1,092,615)	207,352
Cronos Group, Inc. (Canada)	USFF -0.284%	Weekly	MS	01/27/31	(28,128)	(71,752)	(70,601)	565
Cytokinetics, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(33,295)	(2,051,814)	(2,194,473)	(166,494)
CytomX Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(20,417)	(103,126)	(95,960)	6,336
Dyne Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(58,377)	(1,060,897)	(1,058,375)	(9,016)
EyePoint, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(113,808)	(1,562,910)	(1,466,985)	83,722
Maze Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(3,820)	(117,784)	(114,027)	2,813
Monte Rosa Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(14,251)	(222,667)	(234,429)	(13,523)
Ocular Therapeutix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(165,690)	(1,726,176)	(1,403,394)	309,306
Organon & Co.	USFF -0.250%	Weekly	MS	01/27/31	(304,571)	(2,033,391)	(1,824,380)	192,987
Pacira BioSciences, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(59,622)	(1,420,361)	(1,347,457)	61,533
Perrigo Co. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/23/30	(112,739)	(1,509,249)	(1,210,817)	245,895
Phibro Animal Health Corp., Class A	USFF -0.250%	Weekly	MS	07/23/30	(4,322)	(177,015)	(239,050)	(65,712)
Prestige Consumer Healthcare, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(12,815)	(864,611)	(759,545)	99,595
QIAGEN NV (Netherlands)	USFF -0.250%	Weekly	MS	07/23/30	(10,290)	(563,192)	(412,012)	163,946
Repligen Corp.	USFF -0.250%	Weekly	MS	01/27/31	(24,927)	(3,067,665)	(2,936,899)	106,839
Rhythm Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(3,059)	(250,693)	(266,041)	(17,328)
Sarepta Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(51,017)	(3,047,582)	(1,110,130)	1,913,682
Stoke Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(39,913)	(1,313,873)	(1,299,567)	4,043
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Supernus Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(47,167)	$(2,309,056)	$(2,438,062)	$(148,925)
Tempus AI, Inc., Class A	USFF -0.640%	Weekly	MS	07/23/30	(25,043)	(1,653,450)	(1,132,444)	508,096
Ultragenyx Pharmaceutical, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(29,783)	(852,715)	(623,954)	234,387
United Therapeutics Corp.	USFF -0.250%	Weekly	MS	01/27/31	(4,196)	(2,236,186)	(2,488,144)	(269,407)
UroGen Pharma Ltd. (Israel)	USFF -0.250%	Weekly	MS	01/27/31	(13,260)	(247,329)	(238,415)	6,960
Waters Corp.	USFF -0.250%	Weekly	MS	01/27/31	(974)	(294,663)	(290,057)	2,283
WaVe Life Sciences Ltd. (Singapore)	USFF -0.250%	Weekly	MS	01/27/31	(39,811)	(410,596)	(288,630)	118,741
					(1,903,440)	(37,525,133)	(31,713,061)	5,490,616
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(86,355)	(3,738,962)	(3,398,069)	311,736
Aehr Test Systems	USFF -0.540%	Weekly	MS	07/23/30	(10,684)	(274,322)	(396,163)	(124,233)
Alpha & Omega Semiconductor Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/27/31	(4,953)	(106,717)	(109,758)	(3,899)
Ambarella, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	07/23/30	(55,125)	(3,239,194)	(2,837,559)	376,371
Amkor Technology, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(14,026)	(689,628)	(631,591)	48,608
Axcelis Technologies, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(2,384)	(228,665)	(221,903)	4,954
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(60,508)	(2,584,008)	(2,287,807)	272,027
Impinj, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(7,712)	(753,995)	(792,022)	(43,928)
indie Semiconductor, Inc., Class A	USFF -16.096%	Weekly	MS	01/27/31	(12,108)	(38,398)	(38,988)	(915)
Lattice Semiconductor Corp.	USFF -0.250%	Weekly	MS	01/27/31	(3,192)	(287,945)	(296,090)	(14,764)
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(10,849)	(2,628,963)	(2,409,237)	213,224
Marvell Technology, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(73,969)	(6,718,015)	(7,326,629)	(660,981)
Photronics, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(15,907)	(631,400)	(642,802)	(16,347)
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(11,307)	(471,236)	(578,918)	(118,167)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Rigetti Computing, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(80,166)	$(1,628,736)	$(1,125,531)	$490,490
Ultra Clean Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(28,042)	(1,405,191)	(1,743,652)	(361,073)
					(477,287)	(25,425,375)	(24,836,719)	373,103
Software & Services
A10 Networks, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(5,932)	(134,602)	(137,148)	(3,621)
Adeia, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(27,833)	(526,814)	(668,827)	(151,213)
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(75,101)	(7,566,202)	(8,625,350)	(1,134,630)
Alarm.com Holdings, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(9,248)	(448,600)	(399,421)	46,140
Alkami Technology, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(15,392)	(382,356)	(241,193)	138,158
Amplitude, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(29,367)	(284,866)	(200,283)	82,765
Applied Digital Corp.	USFF -0.250%	Weekly	MS	07/23/30	(50,207)	(1,447,432)	(1,191,914)	244,214
Atlassian Corp., Class A	USFF -0.250%	Weekly	MS	01/27/31	(43,860)	(3,442,873)	(2,993,445)	422,578
BigBear.ai Holdings, Inc.	USFF -1.768%	Weekly	MS	01/27/31	(340,003)	(1,321,037)	(1,196,811)	113,907
BILL Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(25,548)	(1,216,538)	(978,488)	231,741
Bitfarms Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/27/31	(43,597)	(83,998)	(85,014)	(1,697)
BlackLine, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(8,655)	(495,291)	(320,235)	171,171
C3.ai, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(118,624)	(1,354,777)	(998,814)	345,381
Cleanspark, Inc.	USFF -0.540%	Weekly	MS	01/27/31	(127,400)	(1,235,365)	(1,084,174)	141,540
Core Scientific, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(73,571)	(1,095,775)	(1,100,622)	(13,411)
CoreWeave, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(71,241)	(6,548,167)	(5,519,040)	978,083
DigitalOcean Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(20,393)	(1,035,564)	(1,749,312)	(721,842)
DoubleVerify Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(88,942)	(989,851)	(844,949)	141,310
D-Wave Quantum, Inc.	USFF -0.540%	Weekly	MS	07/23/30	(78,716)	(1,688,583)	(1,135,872)	539,529
DXC Technology Co.	USFF -0.250%	Weekly	MS	07/23/30	(217,689)	(2,871,004)	(2,736,351)	112,259
Elastic NV (Netherlands)	USFF -0.250%	Weekly	MS	07/23/30	(57,627)	(4,165,363)	(2,880,774)	1,252,110
Figma, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(62,087)	(1,299,135)	(1,312,519)	(23,533)
Five9, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(51,669)	(2,387,738)	(783,819)	1,585,290
Freshworks, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(115,985)	(858,943)	(931,360)	(79,135)
Gitlab, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(68,292)	(2,303,959)	(1,477,839)	808,143
Grid Dynamics Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(24,380)	(220,607)	(138,966)	79,896
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Hive Digital Technologies Ltd. (Canada)	USFF -0.286%	Weekly	MS	07/23/30	(888,414)	$(2,846,202)	$(1,687,987)	$1,136,014
Intapp, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(37,902)	(908,120)	(973,702)	(72,684)
Karooooo Ltd. (Singapore)	USFF -1.390%	Weekly	MS	01/27/31	(107)	(5,149)	(5,333)	(251)
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(52,615)	(1,401,087)	(471,430)	918,714
PAR Technology Corp.	USFF -0.250%	Weekly	MS	07/23/30	(13,494)	(451,271)	(179,875)	268,205
Porch Group, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(40,548)	(328,180)	(290,729)	34,915
Quantum Computing, Inc.	USFF -0.690%	Weekly	MS	07/23/30	(161,626)	(1,742,771)	(1,107,138)	622,029
Rubrik, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(60,127)	(2,968,742)	(2,944,419)	1,166
SailPoint, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(77,524)	(962,047)	(1,026,418)	(71,892)
SEMrush Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(50,855)	(515,231)	(607,209)	(96,018)
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(123,185)	(2,028,344)	(1,586,623)	429,067
SoundHound AI, Inc., Class A	USFF -8.540%	Weekly	MS	07/23/30	(135,492)	(1,501,450)	(930,830)	558,896
SPS Commerce, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(16,055)	(1,705,707)	(893,782)	798,609
Terawulf, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(83,777)	(1,024,404)	(1,208,902)	(192,506)
Unity Software, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(117,334)	(2,237,812)	(2,574,308)	(362,016)
Varonis Systems, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(240,786)	(7,292,160)	(5,169,675)	2,065,644
Vertex, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(246,294)	(5,854,610)	(2,928,436)	2,880,535
Zscaler, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(23,081)	(5,111,300)	(3,238,033)	1,833,418
					(4,220,575)	(84,290,027)	(67,557,369)	16,056,978
Technology Hardware & Equipment
ADTRAN Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(62,610)	(599,377)	(787,634)	(195,322)
Aeva Technologies, Inc.	USFF -0.790%	Weekly	MS	07/23/30	(118,114)	(1,795,527)	(1,554,380)	227,132
Arlo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(37,137)	(525,939)	(528,460)	(7,362)
Arrow Electronics, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(19,715)	(2,371,498)	(2,827,328)	(487,226)
Bel Fuse, Inc., Class B	USFF -0.250%	Weekly	MS	07/23/30	(3,758)	(615,803)	(744,009)	(141,691)
Ciena Corp.	USFF -0.250%	Weekly	MS	01/27/31	(3,490)	(1,403,218)	(1,354,923)	37,336
Coherent Corp.	USFF -0.250%	Weekly	MS	01/27/31	(9,947)	(2,528,563)	(2,369,475)	135,234
Corning, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(4,168)	(468,058)	(566,723)	(103,505)
Everpure, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(7,946)	(579,806)	(469,132)	120,468
Extreme Networks, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(20,259)	(307,022)	(305,506)	(902)
Fabrinet (Cayman Islands)	USFF -0.250%	Weekly	MS	07/23/30	(6,080)	(3,052,419)	(3,170,842)	(158,854)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Insight Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(6,653)	$(855,852)	$(445,818)	$403,340
IonQ, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(12,309)	(534,334)	(354,868)	175,276
IPG Photonics Corp.	USFF -0.250%	Weekly	MS	07/23/30	(3,180)	(301,143)	(364,396)	(72,924)
NETGEAR, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(15,945)	(430,545)	(348,239)	78,926
Novanta, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(9,410)	(1,196,639)	(1,111,415)	75,874
OSI Systems, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(3,985)	(1,113,289)	(1,058,057)	46,531
Plexus Corp.	USFF -0.250%	Weekly	MS	07/23/30	(2,187)	(337,689)	(442,955)	(107,923)
Ralliant Corp.	USFF -0.250%	Weekly	MS	01/27/31	(8,259)	(359,862)	(343,492)	14,106
Sanmina Corp.	USFF -0.250%	Weekly	MS	01/27/31	(32,992)	(4,578,387)	(4,277,083)	265,607
TTM Technologies, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(21,584)	(2,265,595)	(2,102,713)	147,027
Vishay Intertechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(102,774)	(2,244,541)	(1,849,932)	302,382
					(512,502)	(28,465,106)	(27,377,380)	753,530
Telecommunication Services
Array Digital Infrastructure, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,667)	(406,797)	(261,475)	(46,302)
BCE, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(135,405)	(3,283,260)	(3,417,622)	(224,519)
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(81,817)	(2,959,195)	(1,541,432)	1,354,923
Lumen Technologies, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(256,708)	(1,851,839)	(1,784,121)	53,264
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	07/06/26	(34,712)	(653,397)	(535,259)	74,211
					(514,309)	(9,154,488)	(7,539,909)	1,211,577
Transportation
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(10,549)	(588,117)	(387,992)	195,516
American Airlines Group, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(195,783)	(2,830,904)	(2,102,709)	706,113
ArcBest Corp.	USFF -0.250%	Weekly	MS	07/16/29	(15,193)	(1,682,105)	(1,494,383)	164,424
Covenant Logistics Group, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(552)	(14,887)	(14,987)	(243)
Frontier Group Holdings, Inc.	USFF -0.649%	Weekly	MS	07/16/29	(173,690)	(846,267)	(613,126)	226,521
Hertz Global Holdings, Inc.	USFF -5.461%	Weekly	MS	01/17/30	(15,429)	(109,890)	(71,128)	37,880
Hub Group, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(12,733)	(513,772)	(458,897)	48,158
JetBlue Airways Corp.	USFF -0.250%	Weekly	MS	07/16/29	(465,590)	(2,287,054)	(2,057,908)	210,271
Lyft, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(64,340)	(866,150)	(855,722)	3,653
Matson, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(131)	(21,346)	(21,476)	(323)
RXO, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(82,259)	(2,085,451)	(1,202,627)	866,550
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	07/23/30	(19,039)	$(743,495)	$(715,295)	$15,142
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(3,959)	(453,369)	(364,505)	85,305
Werner Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(25,362)	(880,476)	(745,896)	127,693
					(1,084,609)	(13,923,283)	(11,106,651)	2,686,660
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(249,735)	(3,822,444)	(3,518,766)	152,360
American States Water Co.	USFF -0.250%	Weekly	MS	01/27/31	(723)	(54,850)	(54,673)	(277)
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(37,795)	(1,804,218)	(1,713,625)	29,039
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	01/12/29	(8,386)	(1,024,465)	(1,059,739)	(64,436)
Clearway Energy, Inc., Class C	USFF -0.250%	Weekly	MS	07/23/30	(28,761)	(911,836)	(1,130,020)	(253,363)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/27/31	(8,830)	(645,377)	(685,031)	(50,123)
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(28,330)	(3,169,677)	(3,206,389)	(61,434)
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(16,049)	(985,572)	(992,149)	(38,969)
Entergy Corp.	USFF -0.250%	Weekly	MS	01/27/31	(2,444)	(257,259)	(274,608)	(19,380)
Exelon Corp.	USFF -0.250%	Weekly	MS	01/27/31	(45,290)	(2,199,669)	(2,220,116)	(54,665)
H2O America	USFF -0.250%	Weekly	MS	01/12/29	(20,442)	(1,074,967)	(1,199,332)	(169,692)
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,812)	(933,253)	(1,116,882)	(222,710)
Middlesex Water Co.	USFF -0.250%	Weekly	MS	07/23/30	(5,814)	(301,822)	(302,619)	(5,910)
New Jersey Resources Corp.	USFF -0.250%	Weekly	MS	07/23/30	(23,918)	(1,152,134)	(1,313,577)	(199,008)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(3,960)	(343,844)	(367,805)	(29,871)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	07/06/26	(28,125)	(1,294,064)	(1,496,813)	(323,343)
Northwestern Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(11,405)	(756,662)	(752,046)	(16,316)
NRG Energy, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(23,554)	(3,855,236)	(3,442,182)	389,151
Oklo, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(18,382)	(1,110,712)	(911,563)	190,468
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(355)	(39,486)	(39,732)	(580)
Otter Tail Corp.	USFF -0.250%	Weekly	MS	01/27/31	(424)	(36,632)	(37,214)	(894)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	01/27/31	(2,665)	(266,439)	(268,499)	(4,162)
PPL Corp.	USFF -0.250%	Weekly	MS	07/23/30	(20,031)	(747,513)	(765,184)	(33,989)
Sempra	USFF -0.250%	Weekly	MS	07/16/29	(4,308)	(376,014)	(418,608)	(58,343)
Southwest Gas Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(19,580)	(1,488,003)	(1,701,502)	(260,999)
Spire, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(10,900)	(880,398)	(986,886)	(140,861)
Talen Energy Corp.	USFF -0.250%	Weekly	MS	01/27/31	(10,115)	(3,396,184)	(3,229,011)	140,686
TransAlta Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(78,000)	(1,051,867)	(1,021,800)	8,891
TXNM Energy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,596)	(374,993)	(385,602)	(22,753)
The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Concluded)
March 31, 2026
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Unitil Corp.	USFF -0.250%	Weekly	MS	01/27/31	(3,618)	$(188,847)	$(189,004)	$(1,730)
WaterBridge Infrastructure LLC, Class A	USFF -0.250%	Weekly	MS	01/27/31	(6,964)	(177,106)	(186,566)	(10,866)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(12,925)	(958,697)	(1,026,762)	(98,328)
					(746,236)	(35,680,240)	(36,014,305)	(1,232,407)

Total Reference Entity — Short						(715,628,029)	(647,599,807)	59,256,734
Net Value of Reference Entity						$(379,164,185)	$(292,413,628)	$88,878,775

*	Includes $2,128,218 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 31.8%
Automobiles & Components — 0.3%
BorgWarner, Inc.	1,045	$ 56,702
Dana, Inc.	5,501	185,109
Ford Motor Co.	45,756	528,024
Garrett Motion, Inc.	772	14,027
General Motors Co.	3,057	227,746
Gentex Corp.	1,970	43,044
Gentherm, Inc.*	486	13,501
Harley-Davidson, Inc.	480	9,706
Magna International, Inc. (Canada)	1,495	83,436
Patrick Industries, Inc.	265	29,434
Winnebago Industries, Inc.	2,579	79,923
		1,270,652
Capital Goods — 4.2%
A. O. Smith Corp.	155	10,221
Advanced Drainage Systems, Inc.	5,620	770,671
AECOM	210	17,812
Allegion PLC (Ireland)	32	4,649
AMETEK, Inc.	942	201,927
Amprius Technologies, Inc.*	1,107	18,664
API Group Corp.*	1,298	52,595
Astronics Corp.*	2,127	141,935
Babcock & Wilcox Enterprises, Inc.*	4,711	69,205
Blue Bird Corp.*	2,182	123,916
Crane Co.	1,648	281,808
Cummins, Inc.	19	10,222
Deere & Co.	174	98,014
Douglas Dynamics, Inc.	738	31,062
EMCOR Group, Inc.	63	46,514
EnerSys	722	125,426
ESCO Technologies, Inc.	512	144,061
Fastenal Co.	488	22,643
Ferguson Enterprises, Inc.	887	206,902
Flowserve Corp.	4,108	301,979
Fluor Corp.*	2,333	108,834
Fortive Corp.	8,015	443,069
Gates Industrial Corp. PLC (United Kingdom)*	3,596	81,306
GE Vernova, Inc.	267	233,064
General Dynamics Corp.	929	318,851
Graco, Inc.	90	7,619
Graham Corp.*	129	10,181
Great Lakes Dredge & Dock Corp.*	1,084	18,428
Griffon Corp.	372	27,037
Hayward Holdings, Inc.*	26,344	352,483
HEICO Corp.	290	79,518
Helios Technologies, Inc.	185	11,971
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Honeywell International, Inc.	1,311	$ 296,325
Howmet Aerospace, Inc.	1	230
Hubbell, Inc.	328	160,963
Illinois Tool Works, Inc.	302	78,608
ITT, Inc.	309	58,874
Johnson Controls International PLC (Ireland)	5,070	663,916
L3Harris Technologies, Inc.	33	11,390
Lockheed Martin Corp.	3,419	2,066,409
Mercury Systems, Inc.*	793	57,818
Microvast Holdings, Inc.*	59,241	88,862
Middleby Corp. (The)*	196	25,986
Moog, Inc., Class A	376	110,033
Mueller Water Products, Inc., Class A	985	27,078
MYR Group, Inc.*	1,850	522,292
Nextpower, Inc., Class A*	2	241
Nordson Corp.	1,176	312,887
Northrop Grumman Corp.	295	201,261
Otis Worldwide Corp.	5,865	452,074
Pentair PLC (Ireland)	1,921	167,338
Plug Power, Inc.*	338,406	764,798
Regal Rexnord Corp.	1,136	212,727
RTX Corp.	779	150,269
Sensata Technologies Holding PLC (United Kingdom)	7,506	264,361
Simpson Manufacturing Co., Inc.	898	154,115
SiteOne Landscape Supply, Inc.*	4,119	548,280
Snap-on, Inc.	495	179,794
StandardAero, Inc.*	4,034	104,198
Stanley Black & Decker, Inc.	15,491	1,100,790
Stantec, Inc. (Canada)	2,184	188,698
Terex Corp.	12,138	717,356
Textron, Inc.	7,345	643,128
Toro Co. (The)	921	86,058
Tutor Perini Corp.	9,039	697,720
V2X, Inc.*	482	33,017
Vertiv Holdings Co., Class A	2,496	625,448
Vicor Corp.*	1,938	312,018
Westinghouse Air Brake Technologies Corp.	1,658	414,351
WillScot Holdings Corp.	550	9,548
Woodward, Inc.	60	21,475
WW Grainger, Inc.	100	109,081

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Xylem, Inc.	4,372	$ 522,454
Zurn Elkay Water Solutions Corp.	9,122	409,030
		17,943,886
Commercial & Professional Services — 1.0%
Brink's Co. (The)	163	16,892
Broadridge Financial Solutions, Inc.	984	159,880
Copart, Inc.*	8,550	283,860
CRA International, Inc.	329	53,259
CSG Systems International, Inc.	2,341	187,140
Equifax, Inc.	368	66,266
Exponent, Inc.	256	16,704
GFL Environmental, Inc. (Canada)	501	20,902
Healthcare Services Group, Inc.*	9,549	177,134
Huron Consulting Group, Inc.*	629	80,191
Interface, Inc.	741	18,466
Jacobs Solutions, Inc.	1,106	140,772
KBR, Inc.	3,084	113,676
Korn Ferry	1,345	84,668
Leidos Holdings, Inc.	1,260	195,955
Montrose Environmental Group, Inc.*	2,548	55,776
MSA Safety, Inc.	42	6,886
Paychex, Inc.	3,851	354,754
Pitney Bowes, Inc.	2,990	33,039
Planet Labs PBC*	11,757	328,608
Robert Half, Inc.	6,624	168,250
SS&C Technologies Holdings, Inc.	3,093	208,994
Tetra Tech, Inc.	3,977	119,787
Thomson Reuters Corp. (Canada)	752	67,665
UniFirst Corp.	61	15,347
Upwork, Inc.*	14,687	160,969
Veralto Corp.	4,594	406,201
Verisk Analytics, Inc.	1,398	265,270
Waste Management, Inc.	428	98,350
Willdan Group, Inc.*	2,473	189,333
		4,094,994
Consumer Discretionary Distribution & Retail — 1.1%
Advance Auto Parts, Inc.	1,473	77,701
Amazon.com, Inc.*	1,383	288,037
AutoZone, Inc.*	8	27,022
Bath & Body Works, Inc.	2,137	39,898
Best Buy Co., Inc.	91	5,842
Boot Barn Holdings, Inc.*	115	16,831
Buckle, Inc. (The)	222	11,180
Dillard's, Inc., Class A	59	33,754
eBay, Inc.	6,610	601,642
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — (Continued)
Five Below, Inc.*	322	$ 73,571
Gap, Inc. (The)	1,275	30,855
Genuine Parts Co.	366	38,705
GigaCloud Technology, Inc., Class A (Cayman Islands)*	2,677	121,482
Home Depot, Inc. (The)	603	198,321
Kohl's Corp.	36,003	464,439
LKQ Corp.	3,635	106,760
Lowe's Cos., Inc.	1,284	303,384
Macy's, Inc.	10,683	193,255
National Vision Holdings, Inc.*	3,310	85,729
Ollie's Bargain Outlet Holdings, Inc.*	3,655	336,406
O'Reilly Automotive, Inc.*	2,524	232,990
Petco Health & Wellness Co., Inc.*	42,259	117,480
Ross Stores, Inc.	13	2,816
Sally Beauty Holdings, Inc.*	9,136	126,534
Signet Jewelers Ltd. (Bermuda)	348	29,455
Sonic Automotive, Inc., Class A	878	60,204
TJX Cos., Inc. (The)	1,816	290,015
Ulta Beauty, Inc.*	470	245,674
Wayfair, Inc., Class A*	4,661	350,554
		4,510,536
Consumer Durables & Apparel — 0.8%
BRP, Inc., sub-voting shares (Canada)	1,190	85,454
Callaway Golf Co.*	7,835	108,750
Capri Holdings Ltd. (British Virgin Islands)*	3,596	63,362
Champion Homes, Inc.*	6,522	485,041
Columbia Sportswear Co.	126	6,906
Deckers Outdoor Corp.*	1,459	146,031
Gildan Activewear, Inc. (Canada)	434	24,152
Hasbro, Inc.	314	29,390
Installed Building Products, Inc.	358	94,924
La-Z-Boy, Inc.	3,000	96,420
Leggett & Platt, Inc.	14,805	146,273
Lululemon Athletica, Inc.*	920	140,852
NVR, Inc.*	41	270,183
Peloton Interactive, Inc., Class A*	86,456	370,896
Polaris, Inc.	2,791	152,109
SharkNinja, Inc. (Cayman Islands)*	1,055	111,725
Smith & Wesson Brands, Inc.	68	974
Sonos, Inc.*	16,847	225,750
Tapestry, Inc.	4,171	588,570
Wolverine World Wide, Inc.	12,824	209,288
		3,357,050

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — 1.2%
BJ's Restaurants, Inc.*	107	$ 3,756
Booking Holdings, Inc.	71	298,933
Bright Horizons Family Solutions, Inc.*	1,465	120,320
Brinker International, Inc.*	386	55,109
Cheesecake Factory, Inc. (The)	222	12,154
Chipotle Mexican Grill, Inc.*	882	28,233
Darden Restaurants, Inc.	14	2,745
Domino's Pizza, Inc.	1,106	396,822
DoorDash, Inc., Class A*	967	145,195
Driven Brands Holdings, Inc.*	2,651	33,429
Duolingo, Inc.*	921	90,783
Expedia Group, Inc.	1,894	437,306
Frontdoor, Inc.*	1,257	66,445
Hyatt Hotels Corp., Class A	459	66,000
Las Vegas Sands Corp.	3,303	177,966
Lincoln Educational Services Corp.*	123	5,004
Marriott International, Inc., Class A	125	40,884
McDonald's Corp.	2,072	643,957
MGM Resorts International*	435	16,099
Monarch Casino & Resort, Inc.	549	52,484
Penn Entertainment, Inc.*	22,052	331,441
Perdoceo Education Corp.	3,682	137,007
Planet Fitness, Inc., Class A*	3,701	275,280
Strategic Education, Inc.	2,385	197,860
Vail Resorts, Inc.	810	103,939
Viking Holdings Ltd. (Bermuda)*	5,736	421,481
Wingstop, Inc.	3,966	614,611
Wynn Resorts Ltd.	252	25,591
Yum! Brands, Inc.	2,026	315,002
		5,115,836
Consumer Staples Distribution & Retail — 0.7%
Costco Wholesale Corp.	226	225,193
Dollar General Corp.	2,707	321,402
Dollar Tree, Inc.*	4,647	508,893
Kroger Co. (The)	4,890	353,841
Maplebear, Inc.*	378	14,160
Sysco Corp.	1,161	82,814
Target Corp.	5,622	681,387
United Natural Foods, Inc.*	7,136	321,548
Walmart, Inc.	3,651	453,746
		2,962,984
Energy — 1.5%
Antero Midstream Corp.	9,105	207,594
Baker Hughes Co.	877	53,541
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Borr Drilling Ltd. (Bermuda)	1,536	$ 8,863
Canadian Natural Resources Ltd. (Canada)	2,081	101,407
Centrus Energy Corp., Class A*	56	9,721
Chevron Corp.	48	9,931
CNX Resources Corp.*	6,868	264,762
ConocoPhillips	919	121,308
Delek US Holdings, Inc.	265	11,944
Devon Energy Corp.	1,362	68,536
DHT Holdings, Inc. (Marshall Islands)	6,819	124,583
Dorian LPG Ltd. (Marshall Islands)	461	15,766
Expand Energy Corp.	967	106,157
Exxon Mobil Corp.	5,213	884,438
Green Plains, Inc.*	1,532	25,201
Gulfport Energy Corp.*	1,197	253,249
Halliburton Co.	8,255	321,863
Innovex International, Inc.*	2,631	64,170
Kinder Morgan, Inc.	13,476	451,850
Kodiak Gas Services, Inc.	3,327	194,031
Northern Oil & Gas, Inc.	8,630	252,255
NOV, Inc.	4,019	75,597
Occidental Petroleum Corp.	14,570	947,050
Oceaneering International, Inc.*	2,463	87,363
Oil States International, Inc.*	5,166	60,132
Range Resources Corp.	2,128	96,143
REX American Resources Corp.*	55	2,506
SFL Corp. Ltd. (Bermuda)	7,114	76,760
TechnipFMC PLC (United Kingdom)	717	49,566
Tidewater, Inc.*	980	81,879
Transocean Ltd. (Switzerland)*	157,291	1,042,839
Valero Energy Corp.	2,106	520,351
World Kinect Corp.	1,046	24,131
		6,615,487
Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B*	2,436	1,167,331
Block, Inc.*	8,421	506,776
Cboe Global Markets, Inc.	613	172,296
CME Group, Inc.	625	184,594
Corpay, Inc.*	235	68,383
Donnelley Financial Solutions, Inc.*	199	9,381
FactSet Research Systems, Inc.	523	113,486
Fidelity National Information Services, Inc.	2,804	131,536
Fiserv, Inc.*	5,070	282,906
Flywire Corp.*	4,289	49,924

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Franklin Resources, Inc.	4,707	$ 111,179
Intercontinental Exchange, Inc.	3	472
Jack Henry & Associates, Inc.	1,173	185,381
Mastercard, Inc., Class A	184	91,937
Moody's Corp.	387	168,829
Morningstar, Inc.	535	90,442
Nasdaq, Inc.	4,870	413,414
Paymentus Holdings, Inc., Class A*	18,548	471,119
PayPal Holdings, Inc.	12,820	579,848
S&P Global, Inc.	726	308,797
T Rowe Price Group, Inc.	2,867	258,431
Visa, Inc., Class A	1,650	498,696
		5,865,158
Food, Beverage & Tobacco — 1.1%
Altria Group, Inc.	5,165	340,838
Campbell's Company (The)	2,541	56,588
Coca-Cola Co. (The)	6,491	493,641
Coca-Cola Consolidated, Inc.	370	70,944
Conagra Brands, Inc.	260	4,087
Constellation Brands, Inc., Class A	1,930	289,500
Fresh Del Monte Produce, Inc. (Cayman Islands)	3,383	136,200
Freshpet, Inc.*	2,523	148,756
General Mills, Inc.	3,878	144,339
Hormel Foods Corp.	1,167	26,433
J & J Snack Foods Corp.	2,334	185,016
J M Smucker Co. (The)	3,892	375,344
Keurig Dr Pepper, Inc.	14,596	384,313
Kraft Heinz Co. (The)	18,513	416,357
Lamb Weston Holdings, Inc.	1,396	58,995
Molson Coors Beverage Co., Class B	3,808	163,972
Monster Beverage Corp.*	1,203	87,169
PepsiCo, Inc.	3,526	547,553
Simply Good Foods Co. (The)*	24,139	346,395
Turning Point Brands, Inc.	534	46,346
Tyson Foods, Inc., Class A	6,415	411,009
		4,733,795
Health Care Equipment & Services — 2.5%
Align Technology, Inc.*	166	28,457
Ardent Health, Inc.*	32	274
Aveanna Healthcare Holdings, Inc.*	184	1,185
Becton Dickinson & Co.	4,093	643,542
Boston Scientific Corp.*	3,283	206,008
Butterfly Network, Inc.*	34,880	140,915
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cardinal Health, Inc.	887	$ 187,432
Cencora, Inc.	158	49,634
CONMED Corp.	1,921	67,927
CorVel Corp.*	994	54,322
CVS Health Corp.	9,747	700,029
Dexcom, Inc.*	1,487	93,384
Envista Holdings Corp.*	48	1,218
GE HealthCare Technologies, Inc.	1,002	71,322
Globus Medical, Inc., Class A*	750	64,620
Guardian Pharmacy Services, Inc., Class A*	1,549	58,335
Haemonetics Corp.*	2,478	139,660
HCA Healthcare, Inc.	929	439,640
HealthEquity, Inc.*	1,262	105,465
ICU Medical, Inc.*	1,044	134,833
IDEXX Laboratories, Inc.*	253	142,158
Innovage Holding Corp.*	81	650
Insulet Corp.*	368	77,221
Labcorp Holdings, Inc.	83	22,145
LeMaitre Vascular, Inc.	920	100,436
LivaNova PLC (United Kingdom)*	537	34,132
McKesson Corp.	664	574,599
Medtronic PLC (Ireland)	3,066	265,669
Merit Medical Systems, Inc.*	719	49,561
Pediatrix Medical Group, Inc.*	12,535	268,124
Privia Health Group, Inc.*	8,346	171,677
Progyny, Inc.*	27,794	471,942
Quest Diagnostics, Inc.	216	42,332
ResMed, Inc.	3,537	793,986
Schrodinger, Inc./United States*	5,310	60,322
Solventum Corp.*	10,003	653,196
Stryker Corp.	3,217	1,057,074
Tenet Healthcare Corp.*	2,320	437,807
TransMedics Group, Inc.*	4,988	495,857
UFP Technologies, Inc.*	1,241	240,258
UnitedHealth Group, Inc.	2,279	616,675
Universal Health Services, Inc., Class B	426	76,241
Veeva Systems, Inc., Class A*	2,193	385,222
Waystar Holding Corp.*	16,436	396,272
Zimmer Biomet Holdings, Inc.	793	71,703
		10,693,461
Household & Personal Products — 0.4%
BellRing Brands, Inc.*	3,927	63,185
Central Garden & Pet Co., Class A*	517	16,761
Church & Dwight Co., Inc.	821	76,616

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Clorox Co. (The)	280	$ 29,016
Colgate-Palmolive Co.	7	597
Estee Lauder Cos., Inc. (The), Class A	4,983	357,630
Kenvue, Inc.	10,375	178,865
Kimberly-Clark Corp.	4,846	467,494
Procter & Gamble Co. (The)	2,604	376,122
Reynolds Consumer Products, Inc.	2,557	54,157
		1,620,443
Materials — 1.7%
Americas Gold & Silver Corp. (Canada)*	17,998	93,949
Amrize Ltd. (Switzerland)*	286	16,022
Aura Minerals, Inc. (British Virgin Islands)	121	9,874
Avery Dennison Corp.	422	72,871
Ball Corp.	823	48,647
Cabot Corp.	225	16,945
CF Industries Holdings, Inc.	61	7,920
Compass Minerals International, Inc.*	1,418	33,110
Corteva, Inc.	1,826	152,854
DuPont de Nemours, Inc.	13,044	597,415
Ecolab, Inc.	194	51,608
Ecovyst, Inc.*	2,401	30,877
Fortuna Mining Corp. (Canada)*	15,916	158,046
Freeport-McMoRan, Inc.	3,570	209,845
Galiano Gold, Inc. (Canada)*	1,319	3,311
Hecla Mining Co.	1,457	27,144
IAMGOLD Corp. (Canada)*	7,855	147,831
Ingevity Corp.*	1,472	104,850
Kinross Gold Corp. (Canada)	34,876	1,064,415
Linde PLC (Ireland)	160	79,322
LSB Industries, Inc.*	43	641
Newmont Corp.	4,160	450,320
Pan American Silver Corp. (Canada)	12,688	693,145
Perimeter Solutions, Inc.*	3,576	87,326
PPG Industries, Inc.	1,302	139,158
RPM International, Inc.	960	95,424
Santacruz Silver Mining Ltd. (Canada)*	454	3,891
Smurfit Westrock PLC (Ireland)	1,312	52,283
Sonoco Products Co.	4,923	266,285
Southern Copper Corp.	781	134,379
SSR Mining, Inc. (Canada)*	8,912	262,013
Steel Dynamics, Inc.	1,937	348,660
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Teck Resources Ltd., Class B (Canada)	23,823	$ 1,232,840
TriMas Corp.	1,803	64,800
United States Lime & Minerals, Inc.	137	17,894
Vulcan Materials Co.	1,446	393,746
		7,169,661
Media & Entertainment — 1.4%
Alphabet, Inc., Class A	5,747	1,652,607
Cargurus, Inc.*	1,232	41,950
Charter Communications, Inc., Class A*	105	22,667
EchoStar Corp., Class A*	1,318	154,298
Electronic Arts, Inc.	117	23,853
EverQuote, Inc., Class A*	2,539	39,151
Fox Corp., Class A	2,064	120,538
Madison Square Garden Entertainment Corp.*	822	48,424
Match Group, Inc.	9,291	285,327
Meta Platforms, Inc., Class A	2,509	1,435,474
MNTN, Inc., Class A*	558	4,910
Netflix, Inc.*	7,105	683,146
News Corp., Class A	15,321	381,953
Omnicom Group, Inc.	349	26,283
Reddit, Inc., Class A*	406	54,668
Roku, Inc.*	3,094	292,754
Spotify Technology SA (Luxembourg)*	405	196,389
TripAdvisor, Inc.*	5,458	58,182
Walt Disney Co. (The)	44	4,241
Warner Music Group Corp., Class A	14,083	359,680
Yelp, Inc.*	6,325	156,480
Ziff Davis, Inc.*	2,706	113,544
		6,156,519
Pharmaceuticals, Biotechnology & Life Sciences — 1.7%
10X Genomics, Inc., Class A*	13,748	291,870
Adaptive Biotechnologies Corp.*	3,967	55,062
Agilent Technologies, Inc.	927	105,659
Amneal Pharmaceuticals, Inc.*	1,589	19,751
AnaptysBio, Inc.*	173	9,595
ANI Pharmaceuticals, Inc.*	1,401	107,737
Arrowhead Pharmaceuticals, Inc.*	139	8,715
Aurinia Pharmaceuticals, Inc. (Canada)*	5,837	86,504
Azenta, Inc.*	956	20,200
BioCryst Pharmaceuticals, Inc.*	4,064	38,689

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Bio-Rad Laboratories, Inc., Class A*	15	$ 4,181
Bristol-Myers Squibb Co.	2,068	125,424
CareDx, Inc.*	3,620	62,843
Charles River Laboratories International, Inc.*	204	35,190
Collegium Pharmaceutical, Inc.*	2,632	87,040
Erasca, Inc.*	263	4,255
Exelixis, Inc.*	448	19,215
Gilead Sciences, Inc.	5,178	721,658
Harmony Biosciences Holdings, Inc.*	3,451	96,663
Harrow, Inc.*	1,411	49,752
Incyte Corp.*	3,034	285,560
Indivior Pharmaceuticals, Inc.*	12,560	382,829
Innoviva, Inc.*	9,421	219,509
IQVIA Holdings, Inc.*	729	124,324
Johnson & Johnson	2,564	626,744
Ligand Pharmaceuticals, Inc.*	460	91,839
Liquidia Corp.*	488	18,417
Merck & Co., Inc.	3,497	420,654
ORIC Pharmaceuticals, Inc.*	45	570
Pfizer, Inc.	51,949	1,458,728
Regeneron Pharmaceuticals, Inc.	201	155,301
Relay Therapeutics, Inc.*	4,649	46,258
Soleno Therapeutics, Inc.*	1,846	61,804
Sotera Health Co.*	2,882	41,328
Spyre Therapeutics, Inc.*	59	2,976
Supernus Pharmaceuticals, Inc.*	224	11,579
Tango Therapeutics, Inc.*	2,691	56,296
Terns Pharmaceuticals, Inc.*	1,424	75,073
Theravance Biopharma, Inc. (Cayman Islands)*	5,180	84,071
Thermo Fisher Scientific, Inc.	764	375,529
Veracyte, Inc.*	8,118	261,481
Viatris, Inc.	6,724	90,841
Vir Biotechnology, Inc.*	1,187	10,636
Zoetis, Inc.	1,747	206,513
		7,058,863
Semiconductors & Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc.*	1,147	233,334
Allegro MicroSystems, Inc.*	2,248	70,879
Analog Devices, Inc.	1,898	603,830
Applied Materials, Inc.	2,538	867,463
AXT, Inc.*	19,893	1,133,503
Broadcom, Inc.	509	157,541
Cirrus Logic, Inc.*	381	55,100
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Credo Technology Group Holding Ltd. (Cayman Islands)*	679	$ 63,738
Diodes, Inc.*	433	29,557
First Solar, Inc.*	719	141,830
FormFactor, Inc.*	403	39,087
Ichor Holdings Ltd. (Cayman Islands)*	2,941	137,080
KLA Corp.	355	522,705
Kulicke & Soffa Industries, Inc.	2,335	153,456
Lam Research Corp.	1,080	230,753
Micron Technology, Inc.	8,684	2,933,802
Monolithic Power Systems, Inc.	85	92,935
NVIDIA Corp.	5,628	981,523
NXP Semiconductors NV (Netherlands)	3,053	601,014
ON Semiconductor Corp.*	11,678	723,102
Qnity Electronics, Inc.	968	111,688
Qorvo, Inc.*	3,139	242,959
QUALCOMM, Inc.	5,274	679,186
Rambus, Inc.*	51	4,387
Semtech Corp.*	378	29,064
Silicon Laboratories, Inc.*	1,092	227,300
SiTime Corp.*	402	138,831
Skyworks Solutions, Inc.	12,909	691,277
Texas Instruments, Inc.	858	166,572
		12,063,496
Software & Services — 3.5%
Accenture PLC, Class A (Ireland)	1,193	236,560
Adobe, Inc.*	3,968	964,541
Appian Corp., Class A*	5,855	141,164
AppLovin Corp., Class A*	260	103,480
Autodesk, Inc.*	194	46,444
AvePoint, Inc.*	923	8,778
Blackbaud, Inc.*	2,116	81,699
BlackBerry Ltd. (Canada)*	44,237	143,328
Box, Inc., Class A*	2,453	57,989
CCC Intelligent Solutions Holdings, Inc.*	2,421	14,526
CGI, Inc. (Canada)	447	32,676
Clear Secure, Inc., Class A	7,167	346,954
Cloudflare, Inc., Class A*	637	131,439
Cognizant Technology Solutions Corp., Class A	99	6,074
Descartes Systems Group, Inc. (The) (Canada)*	2,351	168,238
Docusign, Inc.*	1,193	56,560

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Dolby Laboratories, Inc., Class A	2,310	$ 138,739
Dropbox, Inc., Class A*	6,465	146,885
EPAM Systems, Inc.*	623	84,354
Fastly, Inc., Class A*	11,609	337,357
Fortinet, Inc.*	3,086	252,188
Gartner, Inc.*	1,378	218,192
Gen Digital, Inc.	5,481	103,207
Globant SA (Luxembourg)*	2,865	132,105
GoDaddy, Inc., Class A*	4,430	366,228
Guidewire Software, Inc.*	707	105,739
InterDigital, Inc.	198	59,796
Intuit, Inc.	944	408,167
LiveRamp Holdings, Inc.*	6,325	167,739
Microsoft Corp.	5,781	2,139,953
MongoDB, Inc.*	276	67,556
NCR Voyix Corp.*	13,562	85,847
Nutanix, Inc., Class A*	4,190	159,262
Okta, Inc.*	10,653	838,498
Open Text Corp. (Canada)	2,120	47,149
Oracle Corp.	4,128	607,270
Palo Alto Networks, Inc.*	1,520	243,686
Progress Software Corp.*	4,033	103,446
PTC, Inc.*	5,790	825,017
Q2 Holdings, Inc.*	7,743	366,244
Qualys, Inc.*	4,772	419,220
RingCentral, Inc., Class A	5,321	197,888
Roper Technologies, Inc.	1,202	425,340
Salesforce, Inc.	889	165,950
ServiceNow, Inc.*	9,812	1,025,845
Sprinklr, Inc., Class A*	10,415	62,490
Teradata Corp.*	14,657	375,659
Trimble, Inc.*	3,087	201,365
Twilio, Inc., Class A*	964	121,290
UiPath, Inc., Class A*	60,812	675,013
VeriSign, Inc.	761	189,002
Workday, Inc., Class A*	1,772	230,218
Yext, Inc.*	7,955	30,547
Zoom Communications, Inc.*	3,907	314,084
		14,978,985
Technology Hardware & Equipment — 3.2%
Amphenol Corp., Class A	468	59,132
Apple, Inc.	3,884	985,720
Benchmark Electronics, Inc.	412	23,097
Calix, Inc.*	1,491	73,044
CDW Corp.	11	1,331
Cisco Systems, Inc.	11,643	903,380
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Cognex Corp.	269	$ 13,178
Daktronics, Inc.*	694	13,568
Dell Technologies, Inc., Class C	3,332	546,881
Diebold Nixdorf, Inc.*	804	60,654
F5, Inc.*	62	17,938
GPGI, Inc., Class A	1,290	22,059
HP, Inc.	12,165	233,690
Ingram Micro Holding Corp.	1,235	28,788
Itron, Inc.*	263	23,573
Jabil, Inc.	1,121	297,771
Keysight Technologies, Inc.*	353	99,677
Knowles Corp.*	1,781	45,736
Littelfuse, Inc.	1	339
Lumentum Holdings, Inc.*	184	129,308
Motorola Solutions, Inc.	176	76,379
Napco Security Technologies, Inc.	2,777	109,386
NetApp, Inc.	4,957	507,547
NetScout Systems, Inc.*	2,766	87,931
nLight, Inc.*	10,306	587,648
Rogers Corp.*	784	84,147
Sandisk Corp.*	2,084	1,324,048
ScanSource, Inc.*	210	7,623
Seagate Technology Holdings PLC (Ireland)	47	18,413
Super Micro Computer, Inc.*	21,119	480,880
TD SYNNEX Corp.	2,034	343,156
TE Connectivity PLC (Ireland)	1,859	388,568
Teledyne Technologies, Inc.*	158	95,592
Viasat, Inc.*	1,765	80,837
Vistance Networks, Inc.*	51,433	936,081
Western Digital Corp.	18,742	5,069,523
		13,776,623
Telecommunication Services — 0.4%
AT&T, Inc.	4,382	127,034
Comcast Corp., Class A	1,771	50,845
IDT Corp., Class B	1,295	63,585
Rogers Communications, Inc., Class B (Canada)	2,908	111,813
T-Mobile US, Inc.	2,740	575,482
Verizon Communications, Inc.	18,604	933,921
		1,862,680
Transportation — 0.6%
Allegiant Travel Co.*	1,591	128,935
Canadian Pacific Kansas City Ltd. (Canada)	448	35,240

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
CH Robinson Worldwide, Inc.	1,181	$ 196,129
CSX Corp.	5,245	215,307
Delta Air Lines, Inc.	2,169	144,195
Expeditors International of Washington, Inc.	407	58,294
GXO Logistics, Inc.*	957	49,620
Heartland Express, Inc.	1,282	13,333
JB Hunt Transport Services, Inc.	2,211	468,511
Norfolk Southern Corp.	944	270,928
SkyWest, Inc.*	2,784	255,655
Sun Country Airlines Holdings, Inc.*	8,003	132,209
Uber Technologies, Inc.*	5,144	370,008
Union Pacific Corp.	1,031	250,141
United Parcel Service, Inc., Class B	1,513	148,849
		2,737,354
Utilities — 0.3%
Algonquin Power & Utilities Corp. (Canada)	2,316	14,220
Ameren Corp.	52	5,716
American Water Works Co., Inc.	3	408
Atmos Energy Corp.	100	18,472
CenterPoint Energy, Inc.	1,857	80,148
Constellation Energy Corp.	81	22,619
Duke Energy Corp.	2,314	302,995
Emera, Inc. (Canada)	135	7,003
Evergy, Inc.	60	4,915
Eversource Energy	1,568	108,631
FirstEnergy Corp.	654	33,132
Fortis, Inc. (Canada)	250	13,948
Hallador Energy Co.*	6,103	99,357
MDU Resources Group, Inc.	4,214	87,314
National Fuel Gas Co.	1,528	143,571
Public Service Enterprise Group, Inc.	1,240	100,378
Vistra Corp.	595	89,446
WEC Energy Group, Inc.	1,988	230,151
		1,362,424
TOTAL COMMON STOCKS (Cost $124,608,803)		135,950,887
	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES — 44.1%
Gotham 1000 Value ETF(a)(b)	3,740,000	$ 94,687,450
Gotham Enhanced 500 ETF(a)(b)	2,648,000	93,693,390
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $148,361,300)		188,380,840
EXCHANGE TRADED FUNDS — 1.0%
State Street SPDR S&P 500 ETF Trust	6,139	3,992,437
TOTAL EXCHANGE TRADED FUNDS (Cost $4,049,424)		3,992,437
SHORT-TERM INVESTMENT — 3.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(c)	14,118,976	14,118,976
TOTAL SHORT-TERM INVESTMENT (Cost $14,118,976)		14,118,976

TOTAL INVESTMENTS - 80.2% (Cost $291,138,503)		342,443,140
OTHER ASSETS IN EXCESS OF LIABILITIES - 19.8%		84,637,819
NET ASSETS - 100.0%		$427,080,959

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
(b)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
(c)	Rate disclosed is the 7-day yield at March 31, 2026.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company
S&P	Standard & Poor's

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
The portfolio matures between July 6, 2026 and January 21, 2031, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps.
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	USFF +0.250%	Weekly	MS	01/22/30	144	$1,834	$2,910	$1,145
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	01/22/30	4,332	263,174	300,814	40,753
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	07/23/30	21,365	1,121,861	1,159,265	52,130
Dana, Inc.	USFF +0.250%	Weekly	MS	01/22/30	23,876	419,730	803,427	395,114
Ford Motor Co.	USFF +0.250%	Weekly	MS	07/16/29	86,189	958,329	994,621	110,001
Garrett Motion, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,640	56,516	102,479	47,909
General Motors Co.	USFF +0.250%	Weekly	MS	07/08/27	32,195	1,861,711	2,398,528	583,090
Gentex Corp.	USFF +0.250%	Weekly	MS	11/04/30	15,471	345,870	338,041	(3,932)
Gentherm, Inc.	USFF +0.250%	Weekly	MS	11/04/30	584	16,649	16,224	(184)
Harley-Davidson, Inc.	USFF +0.250%	Weekly	MS	11/04/30	5,227	98,539	105,690	8,932
Magna International, Inc. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	4,932	253,812	275,255	25,552
Patrick Industries, Inc.	USFF +0.250%	Weekly	MS	11/04/30	330	36,013	36,653	1,107
Visteon Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,577	201,058	234,790	40,385
Winnebago Industries, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,224	112,133	99,912	(11,176)
					206,086	5,747,229	6,868,609	1,290,826
Capital Goods
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	07/16/29	8,431	542,446	555,940	27,700
Advanced Drainage Systems, Inc.	USFF +0.250%	Weekly	MS	11/04/30	8,202	1,282,285	1,124,740	(140,968)
AECOM	USFF +0.250%	Weekly	MS	11/04/30	4,745	430,162	402,471	(22,611)
Allegion PLC (Ireland)	USFF +0.250%	Weekly	MS	11/04/30	2,306	363,912	335,039	(23,317)
Allient, Inc.	USFF +0.250%	Weekly	MS	11/04/30	35	2,062	2,068	77
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,452	816,743	954,331	154,156
Amprius Technologies, Inc.	USFF +0.250%	Weekly	MS	11/04/30	31,074	573,908	523,908	(45,630)
API Group Corp.	USFF +0.250%	Weekly	MS	11/04/30	35,662	1,511,118	1,445,024	(48,442)
Applied Industrial Technologies, Inc.	USFF +0.250%	Weekly	MS	11/04/30	412	106,407	109,312	4,682
Astronics Corp.	USFF +0.250%	Weekly	MS	01/22/30	2,723	62,174	181,706	123,141
ATS Corp. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	162	4,627	4,568	43
Babcock & Wilcox Enterprises, Inc.	USFF +0.250%	Weekly	MS	11/04/30	27,804	235,795	408,441	181,694
Ballard Power Systems, Inc. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	987	2,374	2,389	89
Blue Bird Corp.	USFF +0.250%	Weekly	MS	07/23/30	12,749	646,638	724,016	85,353
Carpenter Technology Corp.	USFF +0.250%	Weekly	MS	07/11/28	3	688	1,182	551
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	11/04/30	682	517,503	483,170	(28,258)
Comfort Systems USA, Inc.	USFF +0.250%	Weekly	MS	11/04/30	208	291,262	286,830	(880)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Core & Main, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	15,492	$772,090	$765,305	$413
Crane Co.	USFF +0.250%	Weekly	MS	07/08/27	6,399	1,162,191	1,094,229	(52,574)
Cummins, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,334	1,202,697	1,255,739	70,849
Deere & Co.	USFF +0.250%	Weekly	MS	07/16/29	1,387	660,491	781,297	133,355
DNOW, Inc.	USFF +0.250%	Weekly	MS	01/22/30	530	5,427	6,312	995
Douglas Dynamics, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,300	56,044	54,717	(393)
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	11/04/30	968	697,531	714,684	25,326
EnerSys	USFF +0.250%	Weekly	MS	11/04/30	5,845	984,690	1,015,393	43,208
ESCO Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,849	552,662	801,623	258,459
Fastenal Co.	USFF +0.250%	Weekly	MS	11/04/30	612	27,825	28,397	943
Ferguson Enterprises, Inc.	USFF +0.250%	Weekly	MS	11/04/30	8,180	1,913,232	1,908,067	913
Flowserve Corp.	USFF +0.250%	Weekly	MS	07/23/30	19,338	1,422,088	1,421,536	20,561
Fluor Corp.	USFF +0.250%	Weekly	MS	11/04/30	21,937	999,990	1,023,361	34,811
Fortive Corp.	USFF +0.250%	Weekly	MS	01/22/30	11,898	623,110	657,721	43,049
Gates Industrial Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	11/04/30	16,032	367,844	362,484	(1,028)
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,765	733,153	1,540,669	818,556
Generac Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	189	19,453	36,917	17,738
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/22/30	3,060	952,913	1,050,253	125,547
General Electric Co.	USFF +0.250%	Weekly	MS	07/08/27	2	429	568	1,141
Graco, Inc.	USFF +0.250%	Weekly	MS	11/04/30	113	9,550	9,565	174
Graham Corp.	USFF +0.250%	Weekly	MS	11/04/30	1,064	87,774	83,971	(2,734)
Great Lakes Dredge & Dock Corp.	USFF +0.250%	Weekly	MS	11/04/30	8,955	151,790	152,235	2,261
Griffon Corp.	USFF +0.250%	Weekly	MS	11/04/30	1,159	83,747	84,236	1,862
Hayward Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	56,175	838,866	751,622	(77,425)
HEICO Corp.	USFF +0.250%	Weekly	MS	11/04/30	923	301,192	253,087	(44,439)
Helios Technologies, Inc.	USFF +0.250%	Weekly	MS	07/06/26	823	24,586	53,256	29,229
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,043	1,049,034	1,139,869	118,515
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,705	220,205	392,934	176,565
Hubbell, Inc.	USFF +0.250%	Weekly	MS	11/04/30	573	242,956	281,194	42,768
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,104	304,019	287,360	(10,883)
ITT, Inc.	USFF +0.250%	Weekly	MS	11/04/30	303	51,747	57,731	6,758
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	9,270	969,354	1,213,907	275,460
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	11/04/30	40	$13,804	$13,806	$(560)
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	11/04/30	4,867	3,006,485	2,941,566	(17,593)
Mercury Systems, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,780	77,476	129,780	57,008
Microvast Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	81,370	209,276	122,055	(84,735)
Middleby Corp. (The)	USFF +0.250%	Weekly	MS	11/04/30	250	32,959	33,145	618
Moog, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	728	220,934	213,042	(5,186)
Mueller Water Products, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	2,294	53,634	63,062	10,964
MYR Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,992	917,548	1,127,021	220,210
Nextpower, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	17	629	2,049	1,475
Nordson Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,700	393,762	452,302	66,565
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	07/23/30	767	436,785	523,278	97,678
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	07/23/30	9,600	823,149	739,968	(67,207)
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	2,622	266,324	228,402	(32,166)
Plug Power, Inc.	USFF +0.250%	Weekly	MS	11/04/30	535,713	1,210,493	1,210,711	14,367
Primoris Services Corp.	USFF +0.250%	Weekly	MS	01/22/30	6,225	355,503	890,424	560,421
Regal Rexnord Corp.	USFF +0.250%	Weekly	MS	11/04/30	2,089	350,513	391,186	45,684
RTX Corp.	USFF +0.250%	Weekly	MS	11/04/30	3,296	668,118	635,798	(23,714)
Sensata Technologies Holding PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/22/30	19,545	429,964	688,375	273,742
Simpson Manufacturing Co., Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,927	374,117	330,712	(39,000)
SiteOne Landscape Supply, Inc.	USFF -0.250%	Weekly	MS	07/06/26	9,477	1,347,184	1,261,483	(69,959)
Snap-on, Inc.	USFF +0.250%	Weekly	MS	11/04/30	849	319,233	308,374	(5,744)
SPX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	42	5,389	8,397	3,118
StandardAero, Inc.	USFF +0.250%	Weekly	MS	11/04/30	5,022	129,442	129,718	1,832
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	01/22/30	25,554	2,154,089	1,815,867	(294,382)
Stantec, Inc. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	3,611	332,895	311,990	(16,229)
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	117	13,431	47,651	34,424
Terex Corp.	USFF +0.250%	Weekly	MS	07/16/29	26,182	1,395,300	1,547,356	172,256
Textron, Inc.	USFF +0.250%	Weekly	MS	01/22/30	10,598	875,651	927,961	62,891
Toro Co. (The)	USFF +0.250%	Weekly	MS	07/23/30	1,188	89,107	111,007	24,221
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	01/12/29	13,802	711,150	1,065,376	366,161
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
V2X, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,398	$63,878	$95,763	$32,677
Valmont Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	551	152,940	220,163	70,658
Vertiv Holdings Co., Class A	USFF +0.250%	Weekly	MS	11/04/30	3,144	803,650	787,824	(6,417)
Vicor Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,379	203,109	383,019	182,323
Watts Water Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	125	24,463	36,286	12,795
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	11/04/30	2,716	681,130	678,756	5,607
WillScot Holdings Corp.	USFF +0.250%	Weekly	MS	11/04/30	679	11,539	11,787	430
Woodward, Inc.	USFF +0.250%	Weekly	MS	11/04/30	75	26,044	26,844	1,150
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	11/04/30	554	629,565	604,309	(17,764)
Xylem, Inc.	USFF +0.250%	Weekly	MS	11/04/30	6,223	865,967	743,649	(110,139)
Zurn Elkay Water Solutions Corp.	USFF +0.250%	Weekly	MS	07/11/28	16,625	692,971	745,465	63,726
					1,157,697	46,248,384	49,431,101	3,919,566
Commercial & Professional Services
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	08/27/26	5,920	1,350,106	1,202,826	(75,146)
Brink's Co. (The)	USFF +0.250%	Weekly	MS	11/04/30	2,197	244,544	227,675	(14,288)
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,920	619,319	474,442	(129,887)
Copart, Inc.	USFF +0.250%	Weekly	MS	11/04/30	45,213	1,646,792	1,501,072	(126,488)
CRA International, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,887	483,383	467,348	(9,045)
CSG Systems International, Inc.	USFF +0.250%	Weekly	MS	01/22/30	7,038	443,415	562,618	132,113
Equifax, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,110	190,942	199,878	11,207
Exponent, Inc.	USFF +0.250%	Weekly	MS	11/04/30	474	30,921	30,929	415
GFL Environmental, Inc. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	1,152	45,963	48,061	2,681
Healthcare Services Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	22,154	340,623	410,957	74,593
Huron Consulting Group, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,532	220,975	195,315	(23,039)
Interface, Inc.	USFF +0.250%	Weekly	MS	11/04/30	938	23,719	23,375	(1)
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,841	516,356	488,882	(20,843)
KBR, Inc.	USFF +0.250%	Weekly	MS	07/23/30	8,239	346,384	303,690	(36,611)
Korn Ferry	USFF +0.250%	Weekly	MS	01/22/30	3,329	208,794	209,561	7,046
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,657	487,562	413,217	(66,927)
Montrose Environmental Group, Inc.	USFF +0.250%	Weekly	MS	11/04/30	4,095	98,754	89,640	(7,986)
MSA Safety, Inc.	USFF +0.250%	Weekly	MS	11/04/30	51	8,258	8,361	247
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Paychex, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,000	$306,874	$276,360	$(24,518)
Pitney Bowes, Inc.	USFF +0.250%	Weekly	MS	07/16/29	25,251	227,590	279,024	63,902
Planet Labs PBC	USFF +0.250%	Weekly	MS	07/23/30	16,308	207,657	455,809	254,076
Robert Half, Inc.	USFF +0.250%	Weekly	MS	11/04/30	9,197	210,168	233,604	26,161
SS&C Technologies Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	7,744	554,652	523,262	(22,853)
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	11/04/30	8,798	280,326	264,996	(12,017)
Thomson Reuters Corp. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	911	97,736	81,972	(14,131)
UniFirst Corp.	USFF +0.250%	Weekly	MS	01/22/30	249	41,088	62,646	21,992
Upwork, Inc.	USFF +0.250%	Weekly	MS	07/16/29	72,102	982,015	790,238	(180,290)
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,975	557,093	528,310	(17,326)
Verisk Analytics, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,529	267,929	290,128	25,972
Waste Management, Inc.	USFF +0.250%	Weekly	MS	11/04/30	545	129,321	125,236	(2,389)
Willdan Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,328	304,071	254,792	(45,772)
					270,684	11,473,330	11,024,224	(209,152)
Consumer Discretionary Distribution & Retail
Advance Auto Parts, Inc.	USFF +0.250%	Weekly	MS	01/22/30	17,468	557,584	921,437	381,031
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	17,250	3,561,130	3,592,658	70,466
American Eagle Outfitters, Inc.	USFF +0.250%	Weekly	MS	11/04/30	27,464	482,155	458,649	(19,068)
AutoZone, Inc.	USFF +0.250%	Weekly	MS	11/04/30	168	565,724	567,467	8,381
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	11/04/30	15,456	285,691	288,564	8,292
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	08/27/26	742	48,043	47,636	10,998
Boot Barn Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,795	680,435	555,436	(117,025)
Buckle, Inc. (The)	USFF +0.250%	Weekly	MS	01/22/30	6,914	303,520	348,189	67,356
Carvana Co.	USFF +0.250%	Weekly	MS	11/04/30	951	277,452	298,975	24,803
Chewy, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	11,825	287,420	319,275	35,251
Dillard's, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	625	286,608	357,569	84,252
eBay, Inc.	USFF +0.250%	Weekly	MS	08/27/26	9,731	823,874	885,716	82,499
Five Below, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,793	246,774	409,665	165,813
Gap, Inc. (The)	USFF +0.250%	Weekly	MS	11/04/30	8,526	196,634	206,329	12,617
Genuine Parts Co.	USFF +0.250%	Weekly	MS	11/04/30	1,457	151,521	154,078	4,369
GigaCloud Technology, Inc., Class A (Cayman Islands)	USFF +0.250%	Weekly	MS	07/23/30	14,634	450,639	664,091	218,748
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	11/04/30	1,598	524,477	525,566	7,246
Kohl's Corp.	USFF +0.250%	Weekly	MS	07/23/30	79,540	1,398,559	1,026,066	(337,711)
LKQ Corp.	USFF +0.250%	Weekly	MS	11/04/30	17,561	557,614	515,767	(30,902)
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,085	913,970	965,204	80,264
Macy's, Inc.	USFF +0.250%	Weekly	MS	01/22/30	49,850	628,482	901,787	307,846
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
National Vision Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	15,540	$411,145	$402,486	$(3,890)
Ollie's Bargain Outlet Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	5,120	507,846	471,245	(30,637)
O'Reilly Automotive, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,191	294,527	294,561	3,512
Petco Health & Wellness Co., Inc.	USFF +0.250%	Weekly	MS	01/22/30	64,722	185,011	179,927	(2,881)
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	11/04/30	17	3,675	3,683	98
Sally Beauty Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	18,970	188,062	262,735	76,541
Signet Jewelers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/22/30	3,878	228,918	328,234	106,232
Sonic Automotive, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	1,391	90,644	95,381	5,891
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/22/30	4,470	557,009	713,859	170,012
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/22/30	847	486,067	442,735	(37,622)
Urban Outfitters, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,881	189,442	245,861	58,575
					413,460	16,370,652	17,450,831	1,411,357
Consumer Durables & Apparel
Amer Sports, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/22/30	2,570	56,193	84,604	29,113
BRP, Inc., sub-voting shares (Canada)	USFF +0.250%	Weekly	MS	07/23/30	4,657	318,334	334,419	20,397
Callaway Golf Co.	USFF +0.250%	Weekly	MS	11/04/30	15,215	163,320	211,184	50,662
Capri Holdings Ltd. (British Virgin Islands)	USFF +0.250%	Weekly	MS	11/04/30	21,415	425,591	377,332	(43,253)
Champion Homes, Inc.	USFF +0.250%	Weekly	MS	11/04/30	8,707	709,710	647,540	(53,855)
Columbia Sportswear Co.	USFF +0.250%	Weekly	MS	11/04/30	3,718	218,636	203,784	(11,580)
Cricut, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	147	555	550	48
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/22/30	11,184	1,093,479	1,119,407	38,713
Gildan Activewear, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	1,069	43,283	59,490	16,985
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,378	584,241	784,181	229,592
Installed Building Products, Inc.	USFF +0.250%	Weekly	MS	11/04/30	710	188,578	188,257	1,922
La-Z-Boy, Inc.	USFF +0.250%	Weekly	MS	11/04/30	5,928	220,276	190,526	(25,806)
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	01/22/30	32,605	286,920	322,137	45,428
Lululemon Athletica, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,194	181,337	182,801	3,624
NVR, Inc.	USFF +0.250%	Weekly	MS	01/12/29	37	283,709	243,824	(36,533)
Peloton Interactive, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	73,825	349,330	316,709	(28,718)
Polaris, Inc.	USFF +0.250%	Weekly	MS	11/04/30	6,534	382,898	356,103	(19,523)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	01/10/28	912	$178,185	$313,719	$141,382
SharkNinja, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	11/04/30	2,451	297,586	259,561	(34,511)
Smith & Wesson Brands, Inc.	USFF +0.250%	Weekly	MS	11/04/30	89	1,276	1,275	62
Sonos, Inc.	USFF +0.250%	Weekly	MS	01/22/30	30,815	416,479	412,921	1,341
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,642	999,779	937,253	(48,572)
Wolverine World Wide, Inc.	USFF +0.250%	Weekly	MS	11/04/30	18,667	321,355	304,645	(12,432)
					257,469	7,721,050	7,852,222	264,486
Consumer Services
Accel Entertainment, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,375	15,570	15,001	(340)
BJ's Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/22/30	7,678	254,884	269,498	17,630
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	477	2,211,335	2,008,323	(161,282)
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	07/23/30	8,897	834,053	730,711	(100,760)
Brinker International, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,406	326,757	343,505	21,321
Carnival Corp. (Panama)	USFF +0.250%	Weekly	MS	01/22/30	6,060	106,831	156,833	52,301
Cheesecake Factory, Inc. (The)	USFF +0.250%	Weekly	MS	11/04/30	2,180	119,833	119,355	817
Chipotle Mexican Grill, Inc.	USFF +0.250%	Weekly	MS	11/04/30	30,397	1,006,926	973,008	(22,141)
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	11/04/30	20	3,917	3,921	96
Domino's Pizza, Inc.	USFF +0.250%	Weekly	MS	07/06/26	2,819	1,093,494	1,011,429	(65,199)
DoorDash, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	1,695	254,535	254,504	2,982
Driven Brands Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	20,194	280,686	254,646	(23,111)
Duolingo, Inc.	USFF +0.250%	Weekly	MS	11/04/30	11,030	1,102,012	1,087,227	(16,522)
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,287	537,915	528,045	(3,077)
Frontdoor, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,136	118,098	112,909	(3,766)
Hyatt Hotels Corp., Class A	USFF +0.250%	Weekly	MS	11/04/30	4,937	807,316	709,891	(87,450)
Las Vegas Sands Corp.	USFF +0.250%	Weekly	MS	07/23/30	6,537	388,251	352,214	(29,642)
Lincoln Educational Services Corp.	USFF +0.250%	Weekly	MS	11/04/30	161	6,509	6,549	163
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	151	48,769	49,388	1,236
McDonald's Corp.	USFF +0.250%	Weekly	MS	11/04/30	4,835	1,553,726	1,502,670	(32,909)
MGM Resorts International	USFF +0.250%	Weekly	MS	11/04/30	2,879	98,622	106,552	9,126
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Monarch Casino & Resort, Inc.	USFF +0.250%	Weekly	MS	07/23/30	944	$92,126	$90,246	$(165)
Penn Entertainment, Inc.	USFF +0.250%	Weekly	MS	11/04/30	38,619	562,190	580,444	24,850
Perdoceo Education Corp.	USFF +0.250%	Weekly	MS	11/04/30	9,348	318,588	347,839	33,568
Planet Fitness, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	7,040	647,977	523,635	(116,746)
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,751	294,061	311,183	22,888
Vail Resorts, Inc.	USFF +0.250%	Weekly	MS	11/04/30	614	83,051	78,788	(660)
Viking Holdings Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	11/04/30	7,498	536,169	550,953	19,615
Wingstop, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,992	1,014,794	773,610	(228,813)
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	01/22/30	772	62,160	78,397	17,780
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,254	467,713	505,932	56,625
					195,983	15,248,868	14,437,206	(611,585)
Consumer Staples Distribution & Retail
Casey's General Stores, Inc.	USFF +0.250%	Weekly	MS	11/04/30	177	128,121	128,831	2,231
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	07/06/26	1,568	1,359,998	1,562,402	234,827
Dollar General Corp.	USFF +0.250%	Weekly	MS	07/16/29	20,508	2,527,400	2,434,915	(48,466)
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	07/16/29	24,916	2,723,789	2,728,551	36,540
Kroger Co. (The)	USFF +0.250%	Weekly	MS	11/04/30	4,639	288,789	335,678	54,570
Maplebear, Inc.	USFF +0.250%	Weekly	MS	11/04/30	6,435	225,771	241,055	18,269
Sysco Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,313	94,944	93,656	278
Target Corp.	USFF +0.250%	Weekly	MS	01/22/30	7,683	720,627	931,180	236,569
United Natural Foods, Inc.	USFF +0.250%	Weekly	MS	07/16/29	12,822	389,355	577,759	199,124
Walmart, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,777	491,095	593,686	115,321
					84,838	8,949,889	9,627,713	849,263
Energy
Antero Midstream Corp.	USFF +0.250%	Weekly	MS	01/22/30	24,183	418,170	551,372	145,318
APA Corp.	USFF +0.250%	Weekly	MS	07/23/30	50,966	1,234,255	2,162,997	963,283
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	16,592	764,643	1,012,942	270,243
Baytex Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	88,776	388,844	396,829	12,562
Borr Drilling Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	11/04/30	54,924	294,855	316,911	25,228
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	55,216	2,693,549	2,690,676	42,114
Centrus Energy Corp., Class A	USFF +0.250%	Weekly	MS	01/22/30	8,747	555,692	1,518,392	1,005,586
Cheniere Energy, Inc.	USFF +0.250%	Weekly	MS	11/04/30	315	73,395	89,384	29,976
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Chevron Corp.	USFF +0.250%	Weekly	MS	11/04/30	3,639	$691,668	$752,909	$69,346
CNX Resources Corp.	USFF +0.250%	Weekly	MS	07/23/30	51,816	1,957,428	1,997,507	62,929
ConocoPhillips	USFF +0.250%	Weekly	MS	11/04/30	12,125	1,327,854	1,600,500	293,275
CVR Energy, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,611	27,674	54,210	26,906
Delek US Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	800	36,755	36,056	(223)
Devon Energy Corp.	USFF +0.250%	Weekly	MS	11/04/30	4,234	148,607	213,055	67,740
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/22/30	21,551	238,160	393,737	175,127
Dorian LPG Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	11/04/30	572	19,187	19,562	646
Enbridge, Inc. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	4,605	236,023	249,315	16,449
Expand Energy Corp.	USFF +0.250%	Weekly	MS	11/04/30	11,753	1,244,280	1,290,244	64,987
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	11/04/30	9,289	1,109,949	1,575,972	529,033
Green Plains, Inc.	USFF +0.250%	Weekly	MS	11/04/30	8,370	127,227	137,687	11,989
Gulfport Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	5,272	941,037	1,115,397	187,083
Halliburton Co.	USFF +0.250%	Weekly	MS	01/22/30	42,556	1,081,015	1,659,258	606,245
Innovex International, Inc.	USFF +0.250%	Weekly	MS	11/04/30	6,556	157,139	159,901	4,640
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	11/04/30	33,316	955,185	1,117,085	188,113
Kodiak Gas Services, Inc.	USFF +0.250%	Weekly	MS	07/23/30	9,527	315,596	555,615	251,521
Northern Oil & Gas, Inc.	USFF +0.250%	Weekly	MS	11/04/30	21,314	603,175	623,008	36,554
NOV, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,346	62,618	62,938	1,398
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	11/04/30	22,217	942,779	1,444,105	522,929
Oceaneering International, Inc.	USFF +0.250%	Weekly	MS	11/04/30	6,511	229,018	230,945	4,642
Oil States International, Inc.	USFF +0.250%	Weekly	MS	11/04/30	9,745	120,911	113,432	(6,024)
Range Resources Corp.	USFF +0.250%	Weekly	MS	11/04/30	3,423	121,055	154,651	45,140
REX American Resources Corp.	USFF +0.250%	Weekly	MS	11/04/30	65	2,994	2,962	50
SFL Corp. Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	11/04/30	16,740	178,677	180,625	6,460
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/08/27	15,629	471,807	1,080,433	617,590
Tidewater, Inc.	USFF +0.250%	Weekly	MS	01/22/30	10,647	444,509	889,557	452,146
Transocean Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/22/30	276,568	747,022	1,833,646	1,095,373
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	3,342	446,336	825,741	392,439
World Kinect Corp.	USFF +0.250%	Weekly	MS	01/22/30	2,748	64,370	63,396	1,024
					919,606	21,473,458	29,172,952	8,219,837
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Exchange Traded Funds
State Street SPDR S&P 500 ETF Trust	USFF +0.250%	Weekly	MS	11/04/30	4,367	$2,869,107	$2,840,035	$3,683
Financial Services
Affirm Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2	77	92	63
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/27/26	2,916	792,950	1,397,347	613,682
Blackrock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	185	127,065	177,916	58,238
Block, Inc.	USFF +0.250%	Weekly	MS	11/04/30	11,980	716,625	720,956	12,727
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,957	694,893	831,124	152,095
CME Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	3,024	802,591	893,138	133,066
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/16/29	822	232,733	239,194	9,220
Donnelley Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,356	160,458	158,202	(339)
FactSet Research Systems, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,189	621,522	474,991	(135,939)
Fidelity National Information Services, Inc.	USFF +0.250%	Weekly	MS	11/04/30	12,354	662,946	579,526	(70,476)
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	11,871	1,539,054	662,402	(858,676)
Flywire Corp.	USFF +0.250%	Weekly	MS	11/04/30	15,002	198,705	174,623	(21,719)
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	9,737	220,026	229,988	56,079
Global Payments, Inc.	USFF +0.250%	Weekly	MS	01/22/30	6,930	485,162	466,389	(6,548)
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	01/22/30	431	64,508	67,788	6,592
Jack Henry & Associates, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,624	400,638	414,697	21,943
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,107	570,524	553,124	(9,393)
Moody's Corp.	USFF +0.250%	Weekly	MS	11/04/30	604	255,100	263,495	12,095
Morningstar, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,420	237,775	240,051	5,094
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	01/22/30	9,608	824,354	815,623	3,837
Paymentus Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	27,470	834,257	697,738	(128,815)
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	19,886	1,196,035	899,444	(279,008)
S&P Global, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,410	573,558	599,729	34,407
Sezzle, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,982	71,804	125,441	55,349
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,462	262,668	221,925	8,765
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	3,623	1,180,432	1,095,016	(67,982)
					155,952	13,726,460	12,999,959	(395,643)
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	08/27/26	26,700	1,488,344	1,761,933	508,516
Campbell's Company (The)	USFF +0.250%	Weekly	MS	01/22/30	14,107	430,865	314,163	(95,615)
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	08/27/26	18,721	1,276,941	1,423,732	221,870
Coca-Cola Consolidated, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,264	189,827	242,359	54,957
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	11/04/30	10,841	$190,360	$170,421	$(17,589)
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	2,823	512,427	423,450	(73,270)
Fresh Del Monte Produce, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/22/30	9,933	338,482	399,903	73,720
Freshpet, Inc.	USFF +0.250%	Weekly	MS	11/04/30	7,970	503,302	469,911	(27,480)
General Mills, Inc.	USFF +0.250%	Weekly	MS	11/04/30	12,877	568,025	479,282	(82,078)
Hormel Foods Corp.	USFF +0.250%	Weekly	MS	11/04/30	7,526	172,729	170,464	(206)
J & J Snack Foods Corp.	USFF +0.250%	Weekly	MS	11/04/30	4,010	360,586	317,873	(34,103)
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	11/04/30	8,555	949,394	825,044	(113,242)
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	07/23/30	34,506	935,363	908,543	4,006
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/22/30	27,625	729,282	621,286	(81,044)
Lamb Weston Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,504	62,425	63,559	2,883
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	01/10/28	4,473	237,420	192,607	(29,166)
Monster Beverage Corp.	USFF +0.250%	Weekly	MS	01/22/30	2,127	130,003	154,122	25,681
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,589	513,573	557,336	53,377
Simply Good Foods Co. (The)	USFF +0.250%	Weekly	MS	11/04/30	34,994	618,685	502,164	(109,267)
Turning Point Brands, Inc.	USFF +0.250%	Weekly	MS	11/04/30	608	53,787	52,768	(649)
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	9,257	512,343	593,096	98,189
					244,010	10,774,163	10,644,016	379,490
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	11/04/30	5,567	615,194	571,564	(34,612)
Align Technology, Inc.	USFF +0.250%	Weekly	MS	07/23/30	8,183	1,318,046	1,402,812	100,168
Ardent Health, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,645	14,729	14,081	(429)
Aveanna Healthcare Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,235	21,042	20,833	84
Becton Dickinson & Co.	USFF +0.250%	Weekly	MS	01/22/30	1,271	172,264	199,839	34,388
Boston Scientific Corp.	USFF +0.250%	Weekly	MS	11/04/30	23,029	1,707,407	1,445,070	(242,399)
Butterfly Network, Inc.	USFF +0.250%	Weekly	MS	11/04/30	169,094	630,253	683,140	60,276
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,139	604,257	663,302	67,704
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,391	729,617	751,109	33,833
Cigna Group (The)	USFF +0.250%	Weekly	MS	11/04/30	3,479	952,728	928,023	(10,569)
CONMED Corp.	USFF +0.250%	Weekly	MS	01/22/30	13,204	580,727	466,893	(106,343)
CorVel Corp.	USFF -0.250%	Weekly	MS	07/08/27	4,642	343,093	253,685	(91,009)
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/16/29	8,325	536,903	597,902	88,803
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Dexcom, Inc.	USFF +0.250%	Weekly	MS	11/04/30	5,887	$373,096	$369,704	$1,001
Envista Holdings Corp.	USFF +0.250%	Weekly	MS	01/22/30	7,553	118,404	191,620	74,642
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	11/04/30	4,757	379,305	338,603	(36,236)
Globus Medical, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	1,678	146,229	144,576	98
Guardian Pharmacy Services, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	3,347	102,992	126,048	24,303
Haemonetics Corp.	USFF +0.250%	Weekly	MS	11/04/30	6,443	411,336	363,127	(43,369)
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,955	726,692	925,184	210,857
HealthEquity, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,790	308,328	316,730	12,041
ICU Medical, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,554	594,551	588,149	(408)
IDEXX Laboratories, Inc.	USFF +0.250%	Weekly	MS	07/23/30	893	568,709	501,768	(62,701)
Innovage Holding Corp.	USFF +0.250%	Weekly	MS	11/04/30	137	1,085	1,099	74
Insulet Corp.	USFF +0.250%	Weekly	MS	11/04/30	458	95,702	96,107	1,567
Labcorp Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	359	89,890	95,785	7,554
LeMaitre Vascular, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,285	108,329	140,283	34,401
LivaNova PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/22/30	1,319	51,199	83,836	33,280
McKesson Corp.	USFF +0.250%	Weekly	MS	11/04/30	933	803,358	807,381	13,641
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	11/04/30	15,376	1,473,984	1,332,330	(112,633)
Merit Medical Systems, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,366	109,950	94,158	(14,464)
Pediatrix Medical Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	27,959	431,591	598,043	171,368
Privia Health Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	14,757	327,999	303,551	(20,579)
Progyny, Inc.	USFF +0.250%	Weekly	MS	01/22/30	53,227	1,113,743	903,794	(196,927)
Quest Diagnostics, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,938	537,644	575,789	46,896
ResMed, Inc.	USFF +0.250%	Weekly	MS	07/23/30	5,158	1,266,954	1,157,868	(91,175)
Schrodinger, Inc.	USFF +0.250%	Weekly	MS	11/04/30	9,188	114,148	104,376	(8,395)
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	12,066	898,887	787,910	(100,458)
Stryker Corp.	USFF +0.250%	Weekly	MS	11/04/30	3,685	1,307,782	1,210,854	(78,439)
Tenet Healthcare Corp.	USFF +0.250%	Weekly	MS	11/04/30	3,652	806,518	689,169	(107,906)
TransMedics Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	7,747	924,779	770,129	(143,830)
UFP Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,623	333,859	314,213	(15,709)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,715	$1,040,390	$1,005,242	$(16,410)
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	11/04/30	614	122,722	109,888	(11,029)
Veeva Systems, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	2,764	492,145	485,524	(840)
Waystar Holding Corp.	USFF +0.250%	Weekly	MS	01/22/30	20,042	594,434	483,213	(104,249)
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,017	94,001	91,957	(658)
					479,446	25,096,995	24,106,261	(634,797)
Household & Personal Products
BellRing Brands, Inc.	USFF +0.250%	Weekly	MS	11/04/30	15,485	411,017	249,154	(163,789)
Central Garden & Pet Co., Class A	USFF +0.250%	Weekly	MS	07/16/29	1,985	58,161	64,354	6,972
Church & Dwight Co., Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,789	405,913	446,909	48,702
Clorox Co. (The)	USFF +0.250%	Weekly	MS	11/04/30	4,481	501,754	464,366	(30,571)
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	11/04/30	9,341	853,001	796,133	(46,883)
Estee Lauder Cos., Inc. (The), Class A	USFF +0.250%	Weekly	MS	11/04/30	15,982	1,267,629	1,147,028	(105,786)
Kenvue, Inc.	USFF +0.250%	Weekly	MS	07/23/30	38,481	621,896	663,412	60,478
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	7,202	726,630	694,777	(9,528)
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	3,824	582,827	552,339	(19,925)
Reynolds Consumer Products, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,246	75,122	68,750	(4,775)
					104,816	5,503,950	5,147,222	(265,105)
Materials
Agnico Eagle Mines Ltd. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	5,195	970,610	1,054,481	95,226
Alamos Gold, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	11/04/30	18,008	813,475	800,095	(3,589)
Albemarle Corp.	USFF +0.250%	Weekly	MS	11/04/30	4,644	748,031	833,737	107,138
Americas Gold & Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	22,395	143,124	116,902	(24,936)
Amrize Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	11/04/30	21,850	1,288,688	1,224,037	(49,591)
Aura Minerals, Inc. (British Virgin Islands)	USFF +0.250%	Weekly	MS	11/04/30	1,930	67,394	157,488	92,834
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/22/30	4,096	673,095	707,297	49,938
Ball Corp.	USFF +0.250%	Weekly	MS	11/04/30	2,949	181,441	174,315	(4,544)
Cabot Corp.	USFF +0.250%	Weekly	MS	11/04/30	1,604	96,207	120,797	30,749
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	7,988	$691,790	$1,037,162	$378,432
Coeur Mining, Inc.	USFF +0.250%	Weekly	MS	01/22/30	15,060	361,706	282,676	(74,769)
Compass Minerals International, Inc.	USFF +0.250%	Weekly	MS	01/22/30	8,142	155,868	190,116	36,397
Corteva, Inc.	USFF +0.250%	Weekly	MS	01/22/30	8,482	558,964	710,028	166,071
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/22/30	59,757	2,603,955	2,736,871	179,391
Ecolab, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,556	719,464	679,947	(30,028)
Ecovyst, Inc.	USFF +0.250%	Weekly	MS	11/04/30	9,727	119,709	125,089	6,822
Element Solutions, Inc.	USFF +0.250%	Weekly	MS	01/22/30	11,076	203,342	378,135	180,753
First Majestic Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	8,127	234,525	174,568	(57,128)
Fortuna Mining Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	63,578	565,483	631,330	72,481
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	07/23/30	6,699	369,771	393,767	30,586
Galiano Gold, Inc. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	1,633	3,902	4,099	290
Hecla Mining Co.	USFF +0.250%	Weekly	MS	11/04/30	15,643	321,771	291,429	(26,511)
IAMGOLD Corp. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	68,927	1,480,559	1,297,206	(166,058)
Ingevity Corp.	USFF +0.250%	Weekly	MS	07/16/29	3,338	147,180	237,766	93,617
Kinross Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	17,622	498,457	537,823	45,973
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	11/04/30	2,380	1,183,489	1,179,909	13,875
LSB Industries, Inc.	USFF +0.250%	Weekly	MS	11/04/30	54	812	805	49
Newmont Corp.	USFF +0.250%	Weekly	MS	07/16/29	12,288	868,994	1,330,176	579,500
Pan American Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	20,088	518,505	1,097,407	593,024
Perimeter Solutions, Inc.	USFF +0.250%	Weekly	MS	11/04/30	4,103	108,256	100,195	(8,004)
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,715	177,994	183,299	7,480
RPM International, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,296	128,009	128,822	2,035
Santacruz Silver Mining Ltd. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	567	4,499	4,859	460
Smurfit Westrock PLC (Ireland)	USFF +0.250%	Weekly	MS	11/04/30	2,077	90,424	82,768	(5,911)
Sonoco Products Co.	USFF +0.250%	Weekly	MS	11/04/30	9,166	497,068	495,789	5,413
Southern Copper Corp.	USFF +0.250%	Weekly	MS	01/22/30	1,838	231,321	316,246	90,492
SSR Mining, Inc. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	15,843	458,472	465,784	12,582
Steel Dynamics, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,126	317,334	382,680	72,169
Teck Resources Ltd., Class B (Canada)	USFF +0.250%	Weekly	MS	11/04/30	32,515	1,705,591	1,682,651	(16,509)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
TriMas Corp.	USFF +0.250%	Weekly	MS	11/04/30	2,689	$100,311	$96,643	$(2,437)
United States Lime & Minerals, Inc.	USFF +0.250%	Weekly	MS	01/22/30	352	34,859	45,975	12,756
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	01/22/30	1,457	407,081	396,741	(4,022)
					501,580	20,851,530	22,887,910	2,482,496
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	08/27/26	15,394	3,342,043	4,426,699	1,140,986
Cargurus, Inc.	USFF +0.250%	Weekly	MS	01/22/30	18,821	568,709	640,855	78,795
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	1,801	365,157	388,800	27,944
EchoStar Corp., Class A	USFF +0.250%	Weekly	MS	11/04/30	1,791	193,488	209,672	23,742
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,499	382,951	509,471	133,291
EverQuote, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	11,568	237,207	178,379	(57,357)
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	2,736	150,793	159,782	15,986
Madison Square Garden Entertainment Corp.	USFF +0.250%	Weekly	MS	01/22/30	2,864	132,923	168,718	37,335
Match Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	14,384	463,679	441,733	(14,457)
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	8,733	5,016,596	4,996,411	(22,269)
MNTN, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	1,193	10,601	10,498	69
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	15,296	1,294,564	1,470,710	191,275
News Corp., Class A	USFF +0.250%	Weekly	MS	08/27/26	22,113	578,179	551,277	(15,731)
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	08/27/26	5,065	338,103	381,445	55,432
Reddit, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	506	61,992	68,133	6,910
Roku, Inc.	USFF +0.250%	Weekly	MS	11/04/30	5,833	534,309	551,918	23,882
Spotify Technology SA (Luxembourg)	USFF +0.250%	Weekly	MS	11/04/30	614	293,204	297,735	7,421
TripAdvisor, Inc.	USFF +0.250%	Weekly	MS	11/04/30	6,946	91,427	74,044	(17,829)
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	01/22/30	10,300	947,697	992,714	63,314
Warner Music Group Corp., Class A	USFF +0.250%	Weekly	MS	11/04/30	22,092	605,805	564,230	(32,045)
Yelp, Inc.	USFF +0.250%	Weekly	MS	01/22/30	10,488	277,563	259,473	(19,030)
Ziff Davis, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,440	169,493	228,262	60,791
					186,477	16,056,483	17,570,959	1,688,455
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	18,550	320,456	393,817	77,141
Adaptive Biotechnologies Corp.	USFF +0.250%	Weekly	MS	01/22/30	26,701	308,008	370,610	66,527
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Agilent Technologies, Inc.	USFF +0.250%	Weekly	MS	11/04/30	8,034	$1,103,388	$915,715	$(171,217)
Amneal Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,703	42,358	58,458	16,641
AnaptysBio, Inc.	USFF +0.250%	Weekly	MS	11/04/30	6,882	426,189	381,676	(39,501)
ANI Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	6,640	556,770	510,616	(42,196)
Annexon, Inc.	USFF +0.250%	Weekly	MS	11/04/30	58	317	321	56
Arbutus Biopharma Corp. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	474	2,084	2,133	121
Arrowhead Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	11/04/30	8,709	504,703	546,054	47,278
Aurinia Pharmaceuticals, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	28,130	393,703	416,887	27,310
Azenta, Inc.	USFF +0.250%	Weekly	MS	07/23/30	21,052	554,440	444,829	(103,095)
BioCryst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	91,515	786,222	871,223	94,207
Biogen, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,219	158,456	223,479	66,916
Bio-Rad Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	2,077	568,982	578,964	15,146
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	07/23/30	50,114	2,315,134	3,039,414	793,219
CareDx, Inc.	USFF +0.250%	Weekly	MS	11/04/30	21,945	388,443	380,965	(3,404)
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,574	628,060	789,015	168,319
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	11/04/30	15,101	643,076	499,390	(136,147)
Elanco Animal Health, Inc.	USFF +0.250%	Weekly	MS	01/22/30	14,049	117,252	336,193	220,353
Erasca, Inc.	USFF +0.250%	Weekly	MS	11/04/30	361	1,875	5,841	4,035
Exelixis, Inc.	USFF +0.250%	Weekly	MS	11/04/30	8,517	350,257	365,294	19,871
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	7,824	969,874	1,090,431	152,274
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	17,493	490,463	489,979	5,277
Harrow, Inc.	USFF +0.250%	Weekly	MS	11/04/30	6,042	214,473	213,041	1,114
Incyte Corp.	USFF +0.250%	Weekly	MS	07/23/30	8,127	774,665	764,913	(1,373)
Indivior Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	11/04/30	36,395	1,166,894	1,109,320	(43,934)
Innoviva, Inc.	USFF +0.250%	Weekly	MS	07/16/29	17,521	329,399	408,239	83,921
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,691	766,966	800,003	42,019
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Johnson & Johnson	USFF +0.250%	Weekly	MS	07/23/30	7,152	$1,232,313	$1,748,235	$563,623
Ligand Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,067	164,812	213,027	50,770
Liquidia Corp.	USFF +0.250%	Weekly	MS	11/04/30	607	22,238	22,908	976
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	11/04/30	5,376	581,848	646,679	76,183
ORIC Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	11/04/30	60	758	760	58
Pfizer, Inc.	USFF +0.250%	Weekly	MS	01/22/30	48,352	1,120,440	1,357,724	305,353
Regeneron Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,551	763,006	1,198,365	448,511
Relay Therapeutics, Inc.	USFF +0.250%	Weekly	MS	11/04/30	7,363	74,049	73,262	123
Soleno Therapeutics, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,327	73,336	77,908	5,473
Sotera Health Co.	USFF +0.250%	Weekly	MS	11/04/30	6,401	96,741	91,790	(4,380)
Spyre Therapeutics, Inc.	USFF +0.250%	Weekly	MS	11/04/30	76	3,496	3,833	425
Supernus Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	338	10,534	17,471	7,107
Tango Therapeutics, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,408	66,731	71,295	5,389
Terns Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,788	94,524	94,263	887
Theravance Biopharma, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/23/30	6,530	120,188	105,982	(12,758)
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,037	584,486	509,717	(67,340)
Veracyte, Inc.	USFF +0.250%	Weekly	MS	11/04/30	11,278	433,824	363,264	(66,832)
Viatris, Inc.	USFF +0.250%	Weekly	MS	11/04/30	8,551	115,285	115,524	1,630
Vir Biotechnology, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,463	12,571	13,108	731
Zoetis, Inc.	USFF +0.250%	Weekly	MS	11/04/30	6,695	838,580	791,416	(36,745)
					558,918	21,292,667	23,523,351	2,640,062
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	01/22/30	16,980	2,469,043	3,454,241	1,014,009
Allegro MicroSystems, Inc.	USFF +0.250%	Weekly	MS	11/04/30	48,347	1,789,407	1,524,381	(244,133)
Analog Devices, Inc.	USFF +0.250%	Weekly	MS	01/22/30	9,470	2,248,359	3,012,786	816,338
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,608	802,580	891,388	99,508
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
AXT, Inc.	USFF +0.250%	Weekly	MS	11/04/30	49,368	$845,577	$2,812,989	$1,977,310
Broadcom, Inc.	USFF +0.250%	Weekly	MS	08/27/26	19,227	5,316,641	5,950,949	772,332
Cirrus Logic, Inc.	USFF +0.250%	Weekly	MS	11/04/30	4,114	567,283	594,967	34,398
Credo Technology Group Holding Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	9,062	872,143	850,650	(20,111)
Diodes, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,573	69,312	107,373	38,916
First Solar, Inc.	USFF +0.250%	Weekly	MS	11/04/30	9,939	2,102,922	1,960,567	(147,087)
FormFactor, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,113	103,648	107,950	5,556
Ichor Holdings Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	11/04/30	9,387	427,515	437,528	15,040
KLA Corp.	USFF +0.250%	Weekly	MS	11/04/30	290	416,630	426,999	16,028
Kulicke & Soffa Industries, Inc.	USFF +0.250%	Weekly	MS	11/04/30	5,367	351,157	352,719	6,165
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/23/30	21,145	2,221,179	4,517,841	2,338,176
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/16/29	14,417	3,777,449	4,870,639	1,142,261
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	07/11/28	451	295,068	493,101	204,652
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	29,571	4,062,890	5,157,182	1,143,459
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	11/04/30	4,625	1,043,859	910,478	(117,188)
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	11/04/30	19,256	1,175,901	1,192,332	30,176
Qnity Electronics, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,370	153,353	158,071	6,551
Qorvo, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,994	314,791	309,136	(2,407)
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	01/10/28	24,404	3,503,825	3,142,747	(201,812)
Rambus, Inc.	USFF +0.250%	Weekly	MS	01/22/30	64	5,434	5,506	182
Semtech Corp.	USFF +0.250%	Weekly	MS	01/22/30	11,954	364,987	919,143	558,455
Silicon Laboratories, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,240	460,409	466,256	11,258
SiTime Corp.	USFF +0.250%	Weekly	MS	11/04/30	442	156,004	152,645	(1,494)
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/22/30	17,465	1,001,619	935,251	(38,310)
Texas Instruments, Inc.	USFF +0.250%	Weekly	MS	11/04/30	4,333	909,947	841,209	(71,838)
					342,576	37,828,932	46,557,024	9,386,390
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	12,324	2,792,577	2,443,726	(304,992)
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	9,685	2,979,898	2,354,230	(590,907)
Appian Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	38,892	1,179,861	937,686	(228,382)
AppLovin Corp., Class A	USFF +0.250%	Weekly	MS	11/04/30	2,658	1,094,259	1,057,884	(23,581)
Autodesk, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,418	337,748	339,469	5,703
AvePoint, Inc.	USFF +0.250%	Weekly	MS	07/16/29	32,317	375,620	307,335	(63,862)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Bentley Systems, Inc., Class B	USFF +0.250%	Weekly	MS	11/04/30	2,128	$75,821	$74,735	$(156)
Blackbaud, Inc.	USFF +0.250%	Weekly	MS	01/22/30	12,184	659,340	470,424	(181,188)
BlackBerry Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	110,561	469,730	358,218	(108,727)
Box, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	31,590	791,512	746,788	(35,457)
CCC Intelligent Solutions Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	26,396	153,369	158,376	6,841
CGI, Inc. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	1,722	138,526	125,878	(10,832)
Circle Internet Group, Inc.	USFF +0.250%	Weekly	MS	11/04/30	9,632	921,163	918,989	8,605
Clear Secure, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	10,570	332,718	511,694	191,167
Cloudflare, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	808	170,390	166,723	(4,135)
Cognizant Technology Solutions Corp., Class A	USFF +0.250%	Weekly	MS	11/04/30	11,537	727,189	707,795	(10,876)
Crowdstrike Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	5,207	1,985,993	2,032,865	70,055
Descartes Systems Group, Inc. (The) (Canada)	USFF +0.250%	Weekly	MS	11/04/30	7,862	573,494	562,605	(6,538)
Docusign, Inc.	USFF +0.250%	Weekly	MS	11/04/30	4,360	205,956	206,708	3,198
Dolby Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	3,426	214,335	205,766	(4,918)
Dropbox, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	12,856	339,845	292,088	(43,751)
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,824	737,793	653,170	(75,981)
Fastly, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	58,859	1,165,511	1,710,443	558,556
Fortinet, Inc.	USFF -0.250%	Weekly	MS	08/27/26	18,675	1,516,261	1,526,121	27,571
Gartner, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,854	805,489	610,242	(188,884)
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	01/10/28	34,755	917,114	654,437	(224,804)
Globant S.A. (Luxembourg)	USFF +0.250%	Weekly	MS	11/04/30	12,615	565,533	581,678	22,780
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	8,700	1,008,217	719,229	(288,911)
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	11/04/30	4,598	734,233	687,677	(37,956)
InterDigital, Inc.	USFF -0.250%	Weekly	MS	07/08/27	343	107,358	103,586	(2,262)
Intuit, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,591	1,039,868	1,120,297	92,595
LiveRamp Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	17,985	468,624	476,962	13,845
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/27/26	7,504	3,253,799	2,777,756	(390,346)
MongoDB, Inc.	USFF +0.250%	Weekly	MS	01/22/30	363	73,435	88,852	16,319
NCR Voyix Corp.	USFF +0.250%	Weekly	MS	11/04/30	19,031	185,362	120,466	(62,689)
Nutanix, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	15,617	612,527	593,602	(11,742)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Okta, Inc.	USFF +0.250%	Weekly	MS	11/04/30	24,946	$1,937,269	$1,963,500	$48,847
Open Text Corp. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	3,111	81,373	69,189	(10,462)
Oracle Corp.	USFF +0.250%	Weekly	MS	08/27/26	15,186	2,123,954	2,234,012	177,824
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,631	404,483	421,802	22,079
Progress Software Corp.	USFF +0.250%	Weekly	MS	11/04/30	6,245	215,928	160,184	(53,181)
PTC, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,910	807,203	699,626	(98,126)
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	10,699	671,539	506,063	(161,659)
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,530	762,865	573,661	(180,270)
RingCentral, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	16,398	442,550	609,842	173,736
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,018	957,213	714,089	(229,416)
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,040	1,179,144	1,127,487	(31,979)
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	08/27/26	13,124	1,863,504	1,372,114	(469,633)
Sprinklr, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	46,278	320,555	277,668	(39,332)
Teradata Corp.	USFF +0.250%	Weekly	MS	11/04/30	22,311	618,638	571,831	(39,553)
Trimble, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,565	243,326	232,545	(7,899)
Twilio, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	1,881	204,549	236,667	34,548
UiPath, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	81,691	977,628	906,770	(59,422)
VeriSign, Inc.	USFF +0.250%	Weekly	MS	07/06/26	1,292	333,101	320,881	(4,216)
Workday, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	4,991	661,175	648,431	(4,995)
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	16,187	104,858	62,158	(42,328)
Zoom Communications, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,452	405,941	438,286	38,864
					853,933	45,027,264	41,551,306	(2,821,215)
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	01/22/30	16,287	1,751,775	2,057,862	334,336
Apple, Inc.	USFF +0.250%	Weekly	MS	08/27/26	20,439	4,585,270	5,187,214	706,958
Arista Networks, Inc.	USFF +0.250%	Weekly	MS	11/04/30	19,851	2,442,780	2,437,306	23,031
Benchmark Electronics, Inc.	USFF +0.250%	Weekly	MS	11/04/30	6,683	378,233	374,649	1,974
Calix, Inc.	USFF +0.250%	Weekly	MS	11/04/30	9,238	490,710	452,570	(32,945)
CDW Corp.	USFF +0.250%	Weekly	MS	11/04/30	6,027	750,877	729,388	(9,671)
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	01/22/30	13,276	860,528	1,030,085	190,009
Cognex Corp.	USFF +0.250%	Weekly	MS	11/04/30	4,425	186,098	216,781	33,116
Daktronics, Inc.	USFF +0.250%	Weekly	MS	07/23/30	5,207	98,099	101,797	4,888
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	01/22/30	16,068	1,889,478	2,637,241	786,375
Diebold Nixdorf, Inc.	USFF +0.250%	Weekly	MS	07/23/30	6,328	449,526	477,384	33,142
ePlus, Inc.	USFF +0.250%	Weekly	MS	01/22/30	900	52,813	67,725	16,988
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	840	219,194	243,037	26,444
GPGI, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	4,819	56,249	82,405	26,874
HP, Inc.	USFF +0.250%	Weekly	MS	08/27/26	33,610	803,116	645,648	(90,214)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Ingram Micro Holding Corp.	USFF +0.250%	Weekly	MS	11/04/30	3,297	$75,115	$76,853	$2,743
Itron, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,040	292,310	272,475	(16,382)
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,897	509,092	769,530	267,205
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,716	823,379	1,331,657	517,917
Knowles Corp.	USFF +0.250%	Weekly	MS	01/22/30	4,424	76,845	113,608	38,999
Littelfuse, Inc.	USFF +0.250%	Weekly	MS	01/22/30	426	66,095	144,563	80,542
Lumentum Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	913	339,707	641,620	303,534
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	11/04/30	605	279,563	262,552	(13,125)
Napco Security Technologies, Inc.	USFF +0.250%	Weekly	MS	11/04/30	4,564	185,868	179,776	(3,375)
NetApp, Inc.	USFF +0.250%	Weekly	MS	08/27/26	5,484	516,571	561,507	76,562
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,800	109,655	152,592	44,420
nLight, Inc.	USFF +0.250%	Weekly	MS	01/22/30	21,927	619,490	1,250,278	638,013
Ouster, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,095	25,623	38,485	13,208
Rogers Corp.	USFF +0.250%	Weekly	MS	01/22/30	2,152	137,322	230,974	96,271
Sandisk Corp.	USFF +0.250%	Weekly	MS	11/04/30	4,045	1,009,016	2,569,950	1,572,737
ScanSource, Inc.	USFF +0.250%	Weekly	MS	01/22/30	627	22,761	22,760	301
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	8,866	654,293	3,473,344	2,901,085
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	11/04/30	29,015	782,406	660,672	(127,205)
TD SYNNEX Corp.	USFF +0.250%	Weekly	MS	11/04/30	2,427	363,307	409,459	53,788
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	2,577	523,852	538,645	21,599
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	11/04/30	392	260,495	237,164	(20,250)
Viasat, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,245	57,568	102,821	45,971
Vistance Networks, Inc.	USFF +0.250%	Weekly	MS	01/22/30	91,235	624,372	1,660,477	1,043,426
Western Digital Corp.	USFF +0.250%	Weekly	MS	07/11/28	9,946	451,811	2,690,294	2,248,440
					376,713	23,821,262	35,133,148	11,837,729
Telecommunication Services
Anterix, Inc.	USFF +0.250%	Weekly	MS	11/04/30	79	3,048	3,017	52
AT&T, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,439	128,551	157,677	42,915
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	8,385	224,617	240,733	24,658
IDT Corp., Class B	USFF +0.250%	Weekly	MS	01/22/30	2,998	158,896	147,202	(9,819)
Rogers Communications, Inc., Class B (Canada)	USFF +0.250%	Weekly	MS	07/23/30	3,945	138,498	151,685	17,803
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services — (continued)
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,630	$741,209	$762,409	$33,560
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	31,137	1,268,529	1,563,077	367,798
					55,613	2,663,348	3,025,800	476,967
Transportation
Allegiant Travel Co.	USFF +0.250%	Weekly	MS	01/22/30	11,793	980,547	955,705	(13,372)
Canadian Pacific Kansas City Ltd. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	4,352	334,615	342,328	11,420
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,621	498,181	601,339	113,311
CSX Corp.	USFF +0.250%	Weekly	MS	11/04/30	11,272	400,179	462,716	71,291
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	13,551	674,910	900,870	245,881
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,572	491,952	511,618	26,688
GXO Logistics, Inc.	USFF +0.250%	Weekly	MS	11/04/30	6,833	392,844	354,291	(33,929)
Heartland Express, Inc.	USFF +0.250%	Weekly	MS	11/04/30	5,424	58,232	56,410	(995)
JB Hunt Transport Services, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,502	719,700	953,974	246,333
Norfolk Southern Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,525	422,511	437,675	24,490
SkyWest, Inc.	USFF +0.250%	Weekly	MS	11/04/30	4,045	393,465	371,452	(17,381)
Sun Country Airlines Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	13,475	153,549	222,607	70,894
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9,565	675,909	688,010	20,023
Union Pacific Corp.	USFF +0.250%	Weekly	MS	11/04/30	3,289	863,436	797,977	(51,300)
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/22/30	4,585	456,899	451,072	13,915
					101,404	7,516,929	8,108,044	727,269
Utilities
Algonquin Power & Utilities Corp. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	41,123	231,358	252,495	31,958
Ameren Corp.	USFF +0.250%	Weekly	MS	11/04/30	3,362	359,338	369,551	16,799
American Electric Power Co., Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,597	210,655	209,335	1,181
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,060	144,919	144,255	1,072
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,769	299,271	326,770	33,968
CenterPoint Energy, Inc.	USFF +0.250%	Weekly	MS	01/22/30	16,786	665,560	724,484	71,533
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	08/27/26	5,236	$1,260,660	$1,462,153	$226,480
Duke Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	11,041	1,383,220	1,445,709	85,528
Edison International	USFF +0.250%	Weekly	MS	11/04/30	12,896	920,883	943,729	32,729
Emera, Inc. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	245	12,585	12,708	317
Evergy, Inc.	USFF +0.250%	Weekly	MS	01/22/30	114	7,574	9,339	3,640
FirstEnergy Corp.	USFF +0.250%	Weekly	MS	11/04/30	11,180	563,186	566,379	(3,896)
Fortis, Inc. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	4,699	268,411	262,157	(3,188)
Hallador Energy Co.	USFF +0.250%	Weekly	MS	01/22/30	13,945	244,125	227,025	(14,209)
MDU Resources Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	7,319	118,893	151,650	37,567
National Fuel Gas Co.	USFF +0.250%	Weekly	MS	07/16/29	1,389	110,752	130,510	25,818
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,551	128,797	125,553	(1,712)
Vistra Corp.	USFF +0.250%	Weekly	MS	01/10/28	826	103,970	124,173	22,353
WEC Energy Group, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,485	279,604	287,688	13,044
					138,623	7,313,761	7,775,663	580,982

Total Reference Entity — Long						373,575,711	407,735,556	41,221,361
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Dorman Products, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(7,208)	$(878,763)	$(752,227)	$110,442
Fox Factory Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(16,747)	(503,170)	(275,656)	218,319
Modine Manufacturing Co.	USFF -0.250%	Weekly	MS	07/18/30	(3,314)	(575,122)	(718,177)	(161,880)
QuantumScape Corp.	USFF -0.250%	Weekly	MS	07/18/30	(122,048)	(1,270,682)	(778,666)	468,722
Tesla, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(1,341)	(562,514)	(498,517)	53,712
Thor Industries, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(10,370)	(945,077)	(828,459)	99,177
					(161,028)	(4,735,328)	(3,851,702)	788,492
Capital Goods
AAON, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,900)	(405,468)	(405,475)	(8,820)
AAR Corp.	USFF -0.250%	Weekly	MS	07/18/30	(2,623)	(278,566)	(287,114)	(14,490)
AeroVironment, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,339)	(570,153)	(428,154)	131,573
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(5,700)	(360,070)	(297,597)	51,500
Allison Transmission Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(1,775)	(179,485)	(207,782)	(35,132)
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(18,869)	(710,448)	(481,160)	216,285
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
American Superconductor Corp.	USFF -0.250%	Weekly	MS	01/21/31	(15,618)	$(497,238)	$(528,669)	$(40,517)
American Woodmark Corp.	USFF -0.250%	Weekly	MS	07/16/29	(2,660)	(214,360)	(105,948)	104,529
Apogee Enterprises, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,237)	(180,505)	(142,109)	31,793
Archer Aviation, Inc., Class A	USFF -0.264%	Weekly	MS	07/18/30	(84,217)	(631,859)	(435,402)	184,898
Argan, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(4,929)	(2,118,733)	(2,684,580)	(663,753)
Array Technologies, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(39,105)	(276,303)	(282,729)	(11,454)
Astec Industries, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(7,275)	(365,486)	(391,686)	(33,654)
Atkore, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,508)	(402,203)	(324,476)	64,987
Bloom Energy Corp., Class A	USFF -0.250%	Weekly	MS	01/21/31	(2,876)	(449,401)	(389,669)	51,524
Boise Cascade Co.	USFF -0.250%	Weekly	MS	07/16/29	(7,471)	(718,010)	(566,675)	132,184
Brookfield Business Corp., Class A (Canada)	USFF -2.240%	Weekly	MS	01/21/31	(52)	(1,710)	(1,645)	81
Builders FirstSource, Inc.	USFF -0.250%	Weekly	MS	08/27/26	(12,675)	(1,463,800)	(1,043,533)	411,933
BWX Technologies, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(13,320)	(2,718,541)	(2,723,807)	(57,219)
Cadre Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,519)	(203,041)	(169,323)	28,218
CAE, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(3,269)	(104,042)	(85,157)	18,430
Carrier Global Corp.	USFF -0.250%	Weekly	MS	01/21/31	(13,050)	(854,193)	(734,846)	107,229
CECO Environmental Corp.	USFF -0.250%	Weekly	MS	07/18/30	(21,452)	(1,204,921)	(1,278,110)	(96,366)
Centuri Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(29,349)	(763,065)	(857,284)	(111,343)
Chart Industries, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(13,426)	(2,775,646)	(2,775,825)	(51,118)
CSW Industrials, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,282)	(639,584)	(594,644)	31,811
Distribution Solutions Group, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(417)	(10,177)	(10,942)	(905)
Donaldson Co., Inc.	USFF -0.250%	Weekly	MS	01/21/31	(6,569)	(585,019)	(557,511)	16,826
Ducommun, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(749)	(78,983)	(91,378)	(15,030)
DXP Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(7,683)	(928,432)	(1,073,546)	(163,124)
Enovix Corp.	USFF -0.898%	Weekly	MS	07/18/30	(70,034)	(560,687)	(362,776)	187,659
Enpro, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(1,274)	(334,716)	(319,328)	9,084
Eos Energy Enterprises, Inc.	USFF -0.284%	Weekly	MS	01/21/31	(91,133)	(536,051)	(452,020)	74,232
Esab Corp.	USFF -0.250%	Weekly	MS	07/18/30	(16,984)	(1,998,411)	(1,641,673)	317,929
Eve Holding, Inc.	USFF -0.790%	Weekly	MS	07/18/30	(43,244)	(167,450)	(107,245)	57,176
Federal Signal Corp.	USFF -0.250%	Weekly	MS	01/21/31	(10,893)	(1,205,911)	(1,177,969)	4,974
Franklin Electric Co., Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,895)	(853,934)	(819,852)	17,553
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,896)	(479,822)	(494,463)	(27,502)
Gibraltar Industries, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,419)	(230,037)	(136,316)	89,544
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Granite Construction, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(3,075)	$(369,795)	$(368,631)	$(5,935)
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,930)	(844,050)	(590,332)	229,217
Hillman Solutions Corp.	USFF -0.250%	Weekly	MS	07/18/30	(50,846)	(440,748)	(423,039)	9,661
IES Holdings, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(1,461)	(716,877)	(696,123)	7,036
Intuitive Machines, Inc.	USFF -0.940%	Weekly	MS	01/21/31	(8,206)	(143,720)	(152,303)	(11,176)
Janus International Group, Inc.	USFF -0.262%	Weekly	MS	01/21/31	(9,716)	(52,083)	(50,037)	1,136
JBT Marel Corp.	USFF -0.250%	Weekly	MS	01/21/31	(3,428)	(450,148)	(438,338)	3,572
Kadant, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(1,287)	(416,203)	(376,254)	32,351
Karman Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,402)	(246,598)	(272,330)	(30,215)
Kennametal, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(12,211)	(271,602)	(441,183)	(186,112)
Kratos Defense & Security Solutions, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(23,227)	(1,838,714)	(1,637,736)	167,251
Lennox International, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,440)	(1,314,791)	(1,132,477)	161,897
Leonardo DRS, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(7,436)	(310,305)	(331,051)	(27,506)
Limbach Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,340)	(431,545)	(338,737)	84,829
Lincoln Electric Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,053)	(589,303)	(511,361)	65,352
Loar Holdings, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(3,535)	(253,113)	(202,520)	48,973
MasTec, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(7,446)	(1,761,235)	(2,395,676)	(666,746)
Masterbrand, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,656)	(168,527)	(80,241)	87,375
MDA Space Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(60)	(1,482)	(1,519)	(17)
MSC Industrial Direct Co., Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(2,862)	(245,593)	(264,077)	(23,664)
National Presto Industries, Inc.	USFF +0.250%	Weekly	MS	08/27/26	(826)	(84,300)	(113,212)	(31,239)
NuScale Power Corp.	USFF -0.250%	Weekly	MS	01/21/31	(8,457)	(97,171)	(91,674)	3,759
nVent Electric PLC (Ireland)	USFF -0.250%	Weekly	MS	01/21/31	(6,185)	(748,427)	(731,562)	3,165
Oshkosh Corp.	USFF -0.250%	Weekly	MS	01/21/31	(2,522)	(431,701)	(371,264)	53,096
Owens Corning	USFF -0.250%	Weekly	MS	01/21/31	(6,031)	(644,135)	(652,675)	(20,294)
Power Solutions International, Inc.	USFF -0.590%	Weekly	MS	07/18/30	(15,120)	(1,120,653)	(920,506)	179,610
Preformed Line Products Co.	USFF -0.250%	Weekly	MS	01/21/31	(2,185)	(570,209)	(591,589)	(31,806)
Quanex Building Products Corp.	USFF -0.250%	Weekly	MS	07/16/29	(10,736)	(215,437)	(192,926)	16,554
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/11/28	(2,557)	(1,433,369)	(1,403,844)	3,383
QXO, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(22,180)	(486,225)	(430,736)	46,605
RBC Bearings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(601)	(272,025)	(326,415)	(60,559)
Redwire Corp.	USFF -0.640%	Weekly	MS	07/18/30	(50,371)	(490,627)	(428,154)	53,509
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Resideo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(25,991)	$(930,812)	$(876,157)	$38,106
Shoals Technologies Group, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(265,190)	(2,031,314)	(1,744,950)	249,098
Stratasys Ltd. (Israel)	USFF -0.250%	Weekly	MS	01/21/31	(7,692)	(61,858)	(60,075)	694
Sunrun, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(39,499)	(738,014)	(535,606)	188,899
Tennant Co.	USFF -0.250%	Weekly	MS	01/21/31	(1,585)	(101,190)	(105,244)	(5,918)
Voyager Technologies, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(630)	(14,456)	(14,736)	(498)
Watsco, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(694)	(336,501)	(252,470)	71,911
WESCO International, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(7,091)	(2,062,163)	(1,940,239)	80,548
Worthington Enterprises, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(257)	(13,178)	(13,400)	(417)
Xometry, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(5,997)	(246,399)	(244,917)	(2,997)
					(1,233,700)	(51,053,057)	(48,214,734)	1,794,013
Commercial & Professional Services
ABM Industries, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(9,105)	(455,358)	(350,725)	89,751
ACV Auctions, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(164,305)	(1,414,524)	(696,653)	691,935
BlackSky Technology, Inc.	USFF -0.540%	Weekly	MS	01/21/31	(15,242)	(358,330)	(383,489)	(31,693)
Brady Corp., Class A	USFF -0.250%	Weekly	MS	07/18/30	(5,013)	(423,760)	(407,256)	7,491
BrightView Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(32,599)	(440,058)	(384,342)	47,679
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(2,806)	(321,173)	(222,628)	92,692
CBIZ, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,444)	(435,247)	(146,171)	281,128
Cimpress PLC (Ireland)	USFF -0.250%	Weekly	MS	01/21/31	(368)	(26,499)	(26,864)	(804)
Clarivate PLC (Jersey)	USFF -0.255%	Weekly	MS	07/11/28	(185,337)	(1,013,155)	(468,903)	525,689
Concentrix Corp.	USFF -0.250%	Weekly	MS	01/21/31	(2,136)	(56,692)	(58,441)	(2,743)
CoreCivic, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(30,568)	(552,551)	(578,041)	(35,592)
Enviri Corp.	USFF -0.250%	Weekly	MS	01/21/31	(7,502)	(140,146)	(147,189)	(9,571)
First Advantage Corp.	USFF +0.250%	Weekly	MS	07/16/29	(4,385)	(65,261)	(51,568)	12,542
GEO Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/21/31	(17,652)	(261,644)	(296,730)	(39,845)
HNI Corp.	USFF -0.250%	Weekly	MS	01/05/27	(14,785)	(605,771)	(493,671)	99,446
ICF International, Inc.	USFF +0.250%	Weekly	MS	07/08/27	(2,864)	(264,387)	(186,991)	73,539
Insperity, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(69,609)	(2,806,421)	(1,882,227)	805,139
Legalzoom.com, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(19,680)	(200,456)	(111,586)	85,235
ManpowerGroup, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(37,121)	(1,376,148)	(1,093,585)	234,171
Maximus, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(8,190)	(613,444)	(524,979)	76,364
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
MillerKnoll, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(7,119)	$(175,670)	$(102,941)	$63,452
OPENLANE, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(4,330)	(133,827)	(126,220)	5,621
Parsons Corp.	USFF -0.250%	Weekly	MS	07/18/30	(5,729)	(495,270)	(310,340)	175,880
Resolute Holdings Management, Inc.	USFF -0.890%	Weekly	MS	01/21/31	(844)	(131,839)	(136,981)	(7,517)
Science Applications International Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3,461)	(368,754)	(328,518)	33,111
TaskUS, Inc., Class A	USFF -0.740%	Weekly	MS	01/21/31	(213)	(2,212)	(1,429)	12
TIC Solutions, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(29,235)	(213,880)	(192,366)	17,632
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	01/17/30	(22,230)	(422,145)	(317,667)	96,771
Vestis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(87,823)	(753,840)	(690,289)	47,541
Waste Connections, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(11,262)	(1,870,322)	(1,829,399)	4,895
					(806,957)	(16,398,784)	(12,548,189)	3,439,951
Consumer Discretionary Distribution & Retail
Asbury Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(2,939)	(609,032)	(574,310)	23,582
Burlington Stores, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(1,306)	(401,252)	(424,946)	(34,890)
Camping World Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(30,920)	(570,292)	(211,184)	340,205
Dick's Sporting Goods, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(11,408)	(2,515,313)	(2,262,092)	180,774
Etsy, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(1,843)	(138,426)	(92,113)	43,817
Floor & Decor Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(4,571)	(394,621)	(232,207)	155,213
Group 1 Automotive, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(15)	(4,947)	(4,959)	122
Murphy USA, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(1,425)	(648,515)	(703,907)	(67,828)
Pattern Group, Inc., Class A	USFF -0.940%	Weekly	MS	01/21/31	(52)	(642)	(646)	32
Pool Corp.	USFF -0.250%	Weekly	MS	01/07/27	(5,118)	(1,130,821)	(1,035,525)	67,162
Savers Value Village, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(46,802)	(512,899)	(348,207)	155,789
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/21/31	(11,958)	(658,177)	(541,697)	101,491
Upbound Group, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(17,946)	(433,834)	(323,925)	89,191
Valvoline, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(11,317)	(353,049)	(381,157)	(34,546)
Victoria's Secret & Co.	USFF -0.250%	Weekly	MS	01/21/31	(32,726)	(1,523,327)	(1,517,177)	(23,347)
Williams-Sonoma, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(1,281)	(276,144)	(233,565)	37,634
					(181,627)	(10,171,291)	(8,887,617)	1,034,401
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF -0.250%	Weekly	MS	01/17/30	(6,424)	$(568,041)	$(600,516)	$(45,106)
Cavco Industries, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,311)	(1,373,049)	(1,119,194)	231,017
Dream Finders Homes, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(89)	(1,231)	(1,239)	17
Figs, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(14,558)	(105,943)	(215,022)	(116,452)
Garmin Ltd. (Switzerland)	USFF -0.250%	Weekly	MS	01/21/31	(2,585)	(652,043)	(599,746)	47,041
KB Home	USFF -0.250%	Weekly	MS	07/18/30	(9,003)	(504,315)	(465,905)	28,151
Kontoor Brands, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(13,683)	(969,212)	(961,778)	(20,873)
Levi Strauss & Co., Class A	USFF -0.250%	Weekly	MS	01/21/31	(8,996)	(198,955)	(166,336)	29,107
LGI Homes, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(3,436)	(135,967)	(135,825)	(2,309)
Mattel, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(111,994)	(2,106,753)	(1,627,273)	444,362
Mohawk Industries, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(3,440)	(460,854)	(338,702)	123,849
Newell Brands, Inc.	USFF -0.265%	Weekly	MS	01/17/30	(35,945)	(207,206)	(123,291)	72,024
NIKE, Inc., Class B	USFF -0.250%	Weekly	MS	07/18/30	(2,620)	(170,259)	(138,388)	27,456
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,200)	(185,034)	(84,722)	90,550
PVH Corp.	USFF -0.250%	Weekly	MS	01/21/31	(17,514)	(1,162,088)	(1,221,777)	(81,104)
Steven Madden Ltd.	USFF -0.250%	Weekly	MS	01/21/31	(37,457)	(1,269,158)	(1,270,541)	(27,908)
Sturm Ruger & Co., Inc.	USFF -0.250%	Weekly	MS	01/21/31	(425)	(17,542)	(17,038)	229
TopBuild Corp.	USFF -0.250%	Weekly	MS	07/18/30	(2,944)	(1,168,175)	(1,034,227)	112,537
Tri Pointe Homes, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(4,619)	(158,027)	(215,846)	(60,674)
Under Armour, Inc., Class C	USFF -0.250%	Weekly	MS	01/21/31	(15,503)	(97,339)	(89,762)	6,182
					(295,746)	(11,511,191)	(10,427,128)	858,096
Consumer Services
ADT, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(18,510)	(121,750)	(121,611)	(2,050)
Aramark	USFF -0.250%	Weekly	MS	01/21/31	(17,552)	(713,697)	(711,558)	(11,911)
Carriage Services, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(119)	(5,339)	(5,434)	(145)
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(116,354)	(1,062,807)	(677,180)	367,499
Cracker Barrel Old Country Store, Inc.	USFF -3.490%	Weekly	MS	01/21/31	(6,463)	(181,448)	(181,675)	(3,513)
Dutch Bros, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(17,418)	(871,886)	(882,396)	(26,478)
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(36,414)	(631,332)	(381,619)	238,164
Flutter Entertainment PLC (Ireland)	USFF -0.250%	Weekly	MS	07/18/30	(1,657)	(366,884)	(168,931)	191,261
Graham Holdings Co., Class B	USFF -0.250%	Weekly	MS	01/21/31	(82)	(86,942)	(86,695)	(1,303)
Kura Sushi USA, Inc., Class A	USFF -0.640%	Weekly	MS	07/18/30	(3,371)	(269,479)	(235,262)	29,714
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Life Time Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(12,993)	$(381,934)	$(350,031)	$25,511
Marriott Vacations Worldwide Corp.	USFF -0.250%	Weekly	MS	07/18/30	(5,176)	(300,687)	(337,061)	(48,278)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/18/30	(121,017)	(2,626,560)	(2,263,018)	315,744
OneSpaWorld Holdings Ltd. (Bahamas)	USFF -0.250%	Weekly	MS	01/17/30	(8,715)	(195,025)	(200,009)	(9,085)
Red Rock Resorts, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(26,452)	(1,578,669)	(1,411,479)	117,984
Restaurant Brands International, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(24,227)	(1,792,593)	(1,790,375)	(37,053)
Royal Caribbean Cruises Ltd. (Liberia)	USFF -0.250%	Weekly	MS	01/21/31	(2,466)	(828,986)	(678,594)	131,036
Serve Robotics, Inc.	USFF -18.790%	Weekly	MS	07/18/30	(27,093)	(317,454)	(228,665)	83,005
Service Corp. International	USFF -0.250%	Weekly	MS	01/21/31	(8,991)	(739,249)	(741,847)	(17,905)
Shake Shack, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(1,159)	(111,133)	(102,537)	6,602
Six Flags Entertainment Corp.	USFF -0.250%	Weekly	MS	07/16/29	(38,740)	(1,123,996)	(687,635)	415,762
Starbucks Corp.	USFF -0.250%	Weekly	MS	01/21/31	(3,998)	(403,273)	(358,181)	48,364
Stride, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(4,686)	(403,798)	(413,165)	(17,168)
Sweetgreen, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(68,710)	(705,247)	(356,605)	335,920
Texas Roadhouse, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,049)	(572,263)	(503,512)	56,558
Udemy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(14,961)	(105,021)	(69,120)	34,019
Universal Technical Institute, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(48,999)	(1,499,120)	(1,768,864)	(297,234)
Wendy's Co. (The)	USFF -1.340%	Weekly	MS	01/21/31	(48,822)	(358,895)	(339,313)	9,959
					(688,194)	(18,355,467)	(16,052,372)	1,934,979
Consumer Staples Distribution & Retail
Albertsons Cos., Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(83,987)	(1,451,291)	(1,431,138)	(14,977)
BJ's Wholesale Club Holdings, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(33,214)	(3,255,077)	(3,268,922)	(73,589)
Chefs' Warehouse, Inc. (The)	USFF -0.250%	Weekly	MS	07/18/30	(7,124)	(457,932)	(423,522)	26,045
Grocery Outlet Holding Corp.	USFF -0.250%	Weekly	MS	01/21/31	(17,431)	(154,369)	(122,889)	28,692
Performance Food Group Co.	USFF -0.250%	Weekly	MS	07/18/30	(6,003)	(577,811)	(514,217)	53,028
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail — (continued)
PriceSmart, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(1,583)	$(218,935)	$(238,242)	$(24,401)
Sprouts Farmers Market, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(17,872)	(1,457,444)	(1,378,467)	52,691
Weis Markets, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,906)	(216,072)	(198,741)	10,722
					(170,120)	(7,788,931)	(7,576,138)	58,211
Energy
Antero Resources Corp.	USFF -0.250%	Weekly	MS	01/21/31	(6,649)	(282,997)	(282,184)	(4,338)
Archrock, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(22,352)	(689,399)	(777,850)	(126,097)
Atlas Energy Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(44,434)	(654,848)	(582,974)	36,922
BW LPG Ltd. (Singapore)	USFF -2.040%	Weekly	MS	01/17/30	(17,164)	(225,434)	(298,139)	(99,260)
Cameco Corp. (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(3,197)	(417,095)	(347,226)	75,667
Cenovus Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(39,125)	(892,305)	(1,037,986)	(177,072)
Chord Energy Corp.	USFF -0.250%	Weekly	MS	01/21/31	(11,656)	(1,419,532)	(1,657,250)	(272,656)
Core Natural Resources, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(9,235)	(788,658)	(967,182)	(204,437)
Crescent Energy Co., Class A	USFF -0.250%	Weekly	MS	08/27/26	(29,139)	(354,947)	(393,377)	(44,902)
Denison Mines Corp. (Canada)	USFF -0.303%	Weekly	MS	07/18/30	(50,435)	(141,854)	(178,036)	(42,782)
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,616)	(296,503)	(319,629)	(36,262)
Enerflex Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(4,046)	(89,417)	(84,642)	3,099
EOG Resources, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(5,959)	(773,562)	(861,493)	(109,226)
EQT Corp.	USFF -0.250%	Weekly	MS	01/21/31	(28,679)	(1,708,517)	(1,825,132)	(147,951)
Excelerate Energy, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(14,087)	(384,856)	(470,788)	(95,025)
FLEX LNG Ltd. (Bermuda)	USFF -2.290%	Weekly	MS	01/21/31	(5,927)	(177,265)	(176,091)	(3,912)
Granite Ridge Resources, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(4,162)	(22,395)	(24,431)	(2,439)
Helmerich & Payne, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(19,015)	(496,672)	(685,110)	(208,984)
HighPeak Energy, Inc.	USFF -8.340%	Weekly	MS	01/21/31	(6,003)	(39,405)	(41,421)	(2,692)
Kinetik Holdings, Inc.	USFF -1.990%	Weekly	MS	01/07/27	(7,183)	(273,188)	(347,729)	(159,176)
Magnolia Oil & Gas Corp., Class A	USFF -0.250%	Weekly	MS	01/21/31	(15,491)	(401,171)	(489,051)	(97,578)
Marathon Petroleum Corp.	USFF -0.250%	Weekly	MS	07/18/30	(751)	(150,529)	(183,379)	(44,860)
Matador Resources Co.	USFF -0.250%	Weekly	MS	07/16/29	(22,868)	(1,249,800)	(1,444,800)	(227,516)
Murphy Oil Corp.	USFF -0.250%	Weekly	MS	01/21/31	(4,848)	(188,186)	(199,980)	(15,203)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
NextDecade Corp.	USFF -0.250%	Weekly	MS	01/12/29	(212,526)	$(1,453,550)	$(1,627,949)	$(205,299)
Noble Corp. PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/21/31	(2,577)	(109,584)	(126,453)	(20,123)
Nordic American Tankers Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/18/30	(36,871)	(134,180)	(216,064)	(96,368)
Ovintiv, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(6,954)	(361,462)	(412,789)	(59,784)
Par Pacific Holdings, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(5,934)	(372,482)	(371,706)	(6,018)
Permian Resources Corp., Class A	USFF -0.250%	Weekly	MS	01/21/31	(90,294)	(1,641,890)	(1,925,068)	(326,992)
Phillips 66	USFF -0.250%	Weekly	MS	01/21/31	(1,285)	(202,022)	(234,101)	(35,743)
Precision Drilling Corp. (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(2,431)	(221,430)	(239,210)	(21,800)
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(89,195)	(1,083,740)	(1,285,300)	(221,420)
Sable Offshore Corp.	USFF -0.890%	Weekly	MS	07/18/30	(27,352)	(263,284)	(451,855)	(198,542)
Seadrill Ltd. (Bermuda)	USFF -0.640%	Weekly	MS	01/17/30	(23,447)	(931,907)	(1,066,838)	(157,739)
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(58,169)	(599,856)	(889,986)	(320,347)
SLB Ltd. (Curacao)	USFF -0.250%	Weekly	MS	01/21/31	(33,313)	(1,728,946)	(1,711,955)	(14,720)
SM Energy Co.	USFF -0.250%	Weekly	MS	01/17/30	(6,981)	(207,415)	(217,668)	(21,085)
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(35,340)	(485,599)	(556,958)	(80,232)
Targa Resources Corp.	USFF -0.250%	Weekly	MS	01/21/31	(9,822)	(2,284,399)	(2,462,670)	(220,185)
TETRA Technologies, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(75,526)	(703,096)	(643,482)	46,241
Texas Pacific Land Corp.	USFF -0.250%	Weekly	MS	01/21/31	(1,404)	(694,921)	(666,282)	14,300
Valaris Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/21/31	(11,254)	(1,033,729)	(1,103,342)	(89,495)
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/21/31	(11,346)	(815,117)	(825,762)	(31,910)
					(1,116,042)	(27,447,144)	(30,711,318)	(4,073,941)
Financial Services
Coinbase Global, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(8,506)	(1,464,498)	(1,485,233)	(49,747)
Euronet Worldwide, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(6,263)	(453,925)	(415,675)	30,238
Payoneer Global, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(9,065)	(43,728)	(43,784)	(812)
Remitly Global, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(66,005)	(926,796)	(1,034,298)	(126,490)
					(89,839)	(2,888,947)	(2,978,990)	(146,811)
Food, Beverage & Tobacco
Archer-Daniels-Midland Co.	USFF -0.250%	Weekly	MS	01/21/31	(642)	(46,657)	(46,667)	1,038
Boston Beer Co., Inc. (The), Class A	USFF -0.250%	Weekly	MS	01/21/31	(603)	(139,232)	(138,931)	(2,210)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	01/21/31	(2,998)	$(80,609)	$(79,267)	$(91)
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	07/16/29	(7,723)	(754,956)	(982,366)	(257,472)
Cal-Maine Foods, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(1,593)	(141,624)	(126,086)	14,642
Celsius Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(54,299)	(2,568,346)	(1,926,529)	594,687
Mission Produce, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(577)	(7,977)	(7,940)	(62)
Mondelez International, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(6,586)	(384,738)	(379,617)	(5,016)
Pilgrim's Pride Corp.	USFF -0.250%	Weekly	MS	01/21/31	(12,637)	(537,375)	(477,173)	50,378
Post Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(12,937)	(1,328,644)	(1,278,952)	25,334
Primo Brands Corp.	USFF -0.250%	Weekly	MS	01/17/30	(70,640)	(1,994,605)	(1,330,151)	606,761
SunOpta, Inc. (Canada)	USFF -0.640%	Weekly	MS	01/21/31	(18,482)	(119,194)	(119,763)	(2,711)
Tootsie Roll Industries, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(125)	(5,153)	(5,340)	(245)
Universal Corp.	USFF -0.250%	Weekly	MS	01/21/31	(3,226)	(170,179)	(170,010)	(2,910)
Utz Brands, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(34,332)	(435,013)	(271,909)	150,756
Vita Coco Co., Inc. (The)	USFF -0.250%	Weekly	MS	01/21/31	(12,581)	(695,625)	(602,756)	80,430
Vital Farms, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(13,133)	(332,236)	(185,438)	140,743
					(253,114)	(9,742,163)	(8,128,895)	1,394,052
Health Care Equipment & Services
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(24,411)	(1,417,721)	(570,973)	825,683
AdaptHealth Corp.	USFF -0.250%	Weekly	MS	01/21/31	(4,761)	(54,061)	(56,656)	(3,541)
AMN Healthcare Services, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(8,154)	(169,466)	(149,544)	17,235
Artivion, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(5,579)	(205,821)	(204,303)	(2,215)
Astrana Health, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,594)	(324,368)	(259,765)	58,686
Avanos Medical, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(162)	(2,260)	(2,270)	(4)
Axogen, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(18,692)	(582,098)	(619,266)	(47,813)
Bausch + Lomb Corp. (Canada)	USFF -0.840%	Weekly	MS	01/17/30	(19,348)	(278,326)	(307,633)	(34,752)
Castle Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(806)	(20,005)	(19,787)	(103)
Centene Corp.	USFF -0.250%	Weekly	MS	01/21/31	(53,727)	(2,148,975)	(1,759,022)	350,526
Concentra Group Holdings Parent, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(4,011)	(94,127)	(86,036)	6,349
DENTSPLY SIRONA, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(274,974)	(3,370,189)	(3,189,698)	79,508
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	01/21/31	(1,259)	(106,795)	(100,821)	4,059
Enovis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(10,273)	(446,302)	(233,711)	204,441
GeneDx Holdings Corp.	USFF -0.250%	Weekly	MS	01/21/31	(14,656)	(1,116,844)	(941,208)	155,168
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
GoodRx Holdings, Inc., Class A	USFF -0.262%	Weekly	MS	01/12/29	(39,962)	$(184,981)	$(78,326)	$103,305
Hims & Hers Health, Inc.	USFF -0.450%	Weekly	MS	07/18/30	(29,838)	(916,228)	(619,437)	280,009
Inspire Medical Systems, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(14,804)	(1,154,717)	(763,590)	369,963
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	07/18/30	(33,984)	(2,942,613)	(2,990,592)	(101,984)
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(63,901)	(1,437,068)	(601,947)	808,771
Kestra Medical Technologies Ltd. (Bermuda)	USFF -0.590%	Weekly	MS	01/21/31	(1,546)	(30,289)	(30,812)	(1,032)
Lantheus Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(19,066)	(1,326,157)	(1,446,156)	(150,759)
Lumexa Imaging Holdings, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(111)	(938)	(955)	14
Molina Healthcare, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(18,278)	(2,876,948)	(2,436,457)	383,404
Neogen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(22,348)	(391,873)	(207,613)	179,789
NeoGenomics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(58,024)	(512,575)	(430,538)	72,669
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(82,135)	(1,453,530)	(895,272)	532,045
Omnicell, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(6,089)	(241,229)	(203,251)	33,863
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(32,121)	(1,090,394)	(864,697)	210,585
Pennant Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/21/31	(3,808)	(123,484)	(116,068)	5,195
Phreesia, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(57,315)	(927,630)	(480,300)	430,625
PROCEPT BioRobotics Corp.	USFF -0.250%	Weekly	MS	07/18/30	(13,791)	(474,746)	(344,913)	121,160
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	07/06/26	(9,467)	(291,337)	(155,543)	130,490
Select Medical Holdings Corp.	USFF -0.250%	Weekly	MS	01/21/31	(8,993)	(146,296)	(146,496)	(2,840)
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(26,860)	(838,388)	(320,171)	507,357
Teladoc Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(81,895)	(746,136)	(446,328)	288,226
Teleflex, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(10,501)	(1,300,122)	(1,256,025)	16,968
US Physical Therapy, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,759)	(232,849)	(206,815)	20,885
					(1,089,003)	(29,977,886)	(23,542,995)	5,851,935
Household & Personal Products
Edgewell Personal Care Co.	USFF -0.250%	Weekly	MS	01/17/30	(37,051)	(926,617)	(790,668)	104,963
elf Beauty, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,029)	(278,025)	(122,978)	149,988
Interparfums, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(1,106)	(108,742)	(100,469)	5,418
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Household & Personal Products — (continued)
Oddity Tech Ltd., Class A (Israel)	USFF -0.250%	Weekly	MS	07/18/30	(4,456)	$(124,590)	$(59,621)	$62,727
Olaplex Holdings, Inc.	USFF -1.190%	Weekly	MS	01/21/31	(5,412)	(7,919)	(10,986)	(3,166)
Spectrum Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,029)	(189,499)	(149,537)	32,448
WD-40 Co.	USFF -0.250%	Weekly	MS	01/21/31	(3,499)	(814,526)	(713,586)	86,423
					(55,582)	(2,449,918)	(1,947,845)	438,801
Materials
Alpha Metallurgical Resources, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(1,371)	(253,315)	(281,425)	(32,716)
AptarGroup, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(11,246)	(1,491,923)	(1,417,221)	44,260
Ashland, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,607)	(155,381)	(144,975)	6,553
Avient Corp.	USFF -0.250%	Weekly	MS	07/18/30	(12,393)	(445,997)	(449,866)	(17,720)
Avino Silver & Gold Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(5,009)	(40,155)	(31,657)	7,808
Celanese Corp.	USFF -0.250%	Weekly	MS	01/21/31	(43,146)	(2,342,049)	(2,837,712)	(543,560)
Century Aluminum Co.	USFF -0.250%	Weekly	MS	07/18/30	(10,113)	(465,705)	(593,532)	(136,334)
Chemours Co. (The)	USFF -0.250%	Weekly	MS	01/21/31	(19,344)	(371,570)	(426,148)	(61,357)
Cleveland-Cliffs, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(13,794)	(193,423)	(116,559)	73,358
Commercial Metals Co.	USFF -0.250%	Weekly	MS	01/21/31	(2,265)	(135,246)	(139,139)	(6,330)
CRH PLC (Ireland)	USFF -0.250%	Weekly	MS	01/21/31	(6,708)	(753,769)	(705,145)	33,895
Dow, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(20,234)	(1,012,489)	(842,746)	82,642
Eagle Materials, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,407)	(1,005,460)	(834,906)	150,567
Eastman Chemical Co.	USFF -0.250%	Weekly	MS	01/21/31	(1,534)	(124,857)	(117,075)	4,247
FMC Corp.	USFF -0.250%	Weekly	MS	01/07/27	(39,622)	(878,472)	(682,291)	164,530
Gold Royalty Corp. (Canada)	USFF -0.890%	Weekly	MS	01/21/31	(4,684)	(16,056)	(16,769)	(960)
Graphic Packaging Holding Co.	USFF -0.250%	Weekly	MS	07/16/29	(26,611)	(666,468)	(264,513)	378,216
Hawkins, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(1,715)	(266,097)	(263,424)	(2,974)
HB Fuller Co.	USFF -0.250%	Weekly	MS	01/21/31	(1,487)	(87,935)	(91,718)	(5,536)
Huntsman Corp.	USFF -0.250%	Weekly	MS	01/21/31	(35,028)	(428,303)	(466,223)	(48,288)
i-80 Gold Corp. (Canada)	USFF -0.840%	Weekly	MS	01/21/31	(58,546)	(79,512)	(88,990)	(10,891)
Innospec, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,896)	(569,473)	(503,546)	52,586
International Paper Co.	USFF -0.250%	Weekly	MS	01/17/30	(11,059)	(574,907)	(394,806)	152,019
James Hardie Industries PLC (Ireland)	USFF -0.250%	Weekly	MS	07/18/30	(18,350)	(344,316)	(347,549)	(9,511)
Kaiser Aluminum Corp.	USFF -0.250%	Weekly	MS	01/17/30	(997)	(77,817)	(120,148)	(45,282)
Knife River Corp.	USFF -0.250%	Weekly	MS	01/17/30	(3,711)	(356,269)	(303,003)	47,371
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Lithium Americas Corp. (Canada)	USFF -0.268%	Weekly	MS	07/18/30	(339,972)	$(1,656,520)	$(1,342,889)	$283,250
Louisiana-Pacific Corp.	USFF -0.250%	Weekly	MS	07/18/30	(7,699)	(623,593)	(560,102)	49,632
LyondellBasell Industries NV, Class A (Netherlands)	USFF -0.250%	Weekly	MS	01/21/31	(7,697)	(559,982)	(620,070)	(70,328)
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(9,924)	(365,918)	(590,875)	(239,741)
Minerals Technologies, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(3,428)	(241,011)	(243,114)	(6,758)
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	07/18/30	(53,819)	(1,551,358)	(1,372,384)	137,897
MP Materials Corp.	USFF -0.250%	Weekly	MS	01/21/31	(8,937)	(528,646)	(431,300)	87,683
NewMarket Corp.	USFF -0.250%	Weekly	MS	01/07/27	(1,515)	(941,395)	(971,039)	(46,889)
NioCorp Developments Ltd. (Canada)	USFF -0.546%	Weekly	MS	01/21/31	(25,955)	(146,899)	(115,759)	28,650
Nutrien Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(3,054)	(220,085)	(230,455)	(17,724)
Orla Mining Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(22,643)	(264,441)	(365,232)	(107,620)
Packaging Corp. of America	USFF -0.250%	Weekly	MS	07/18/30	(2,436)	(529,532)	(516,968)	(644)
PureCycle Technologies, Inc.	USFF -5.590%	Weekly	MS	01/21/31	(3,246)	(17,261)	(16,847)	144
Quaker Chemical Corp.	USFF -0.250%	Weekly	MS	07/18/30	(3,134)	(427,298)	(389,337)	28,143
Ramaco Resources, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(36,783)	(942,130)	(568,665)	356,206
Reliance, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(1,663)	(498,104)	(505,419)	(19,332)
Royal Gold, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(17,010)	(4,532,409)	(4,328,875)	119,481
Seabridge Gold, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(12,432)	(320,600)	(352,323)	(37,565)
Sealed Air Corp.	USFF -0.250%	Weekly	MS	01/21/31	(28,667)	(1,201,879)	(1,205,447)	(28,148)
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	01/21/31	(3,931)	(373,806)	(339,796)	27,192
Silgan Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,894)	(487,568)	(345,087)	126,403
Skeena Resources Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(3,454)	(63,327)	(102,653)	(40,442)
Stepan Co.	USFF -0.250%	Weekly	MS	01/21/31	(4,304)	(235,785)	(215,114)	15,401
Sylvamo Corp.	USFF -0.250%	Weekly	MS	07/18/30	(5,248)	(236,084)	(221,676)	7,503
Taseko Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(28,170)	(99,948)	(181,697)	(86,611)
TMC the metals Co., Inc. (Canada)	USFF -0.295%	Weekly	MS	01/21/31	(22,535)	(106,099)	(105,238)	(1,041)
Trilogy Metals, Inc. (Canada)	USFF -1.705%	Weekly	MS	01/21/31	(27,639)	(109,801)	(99,224)	8,622
Tronox Holdings PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/12/29	(105,377)	(774,129)	(1,029,533)	(287,860)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
United States Antimony Corp.	USFF -3.890%	Weekly	MS	07/18/30	(66,144)	$(416,145)	$(577,437)	$(168,889)
Vizsla Silver Corp. (Canada)	USFF -0.723%	Weekly	MS	01/21/31	(64,499)	(203,049)	(212,847)	(13,480)
West Fraser Timber Co. Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(1,664)	(121,629)	(108,643)	9,045
Wheaton Precious Metals Corp. (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(9,960)	(1,366,008)	(1,304,860)	34,487
Worthington Steel, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(4,713)	(152,277)	(143,040)	5,072
					(1,309,423)	(33,451,680)	(32,195,031)	428,332
Media & Entertainment
Cinemark Holdings, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(34,066)	(920,694)	(971,562)	(69,365)
Grindr, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(10,376)	(238,698)	(125,446)	108,915
IAC, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(13,151)	(478,029)	(526,435)	(57,913)
Ibotta, Inc., Class A	USFF -1.390%	Weekly	MS	01/17/30	(10,816)	(441,086)	(324,156)	108,851
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(5,559)	(896,599)	(847,803)	32,694
Madison Square Garden Sports Corp.	USFF -0.250%	Weekly	MS	01/17/30	(1,745)	(395,304)	(560,843)	(180,090)
New York Times Co. (The), Class A	USFF -0.250%	Weekly	MS	01/21/31	(12,717)	(1,045,690)	(1,064,794)	(38,204)
Nexstar Media Group, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(1,001)	(223,928)	(181,011)	38,321
ROBLOX Corp., Class A	USFF -0.250%	Weekly	MS	07/18/30	(6,900)	(597,739)	(390,264)	196,543
Rumble, Inc.	USFF -8.539%	Weekly	MS	01/21/31	(3,052)	(14,759)	(15,565)	(1,030)
Scholastic Corp.	USFF -0.940%	Weekly	MS	07/18/30	(7,461)	(241,749)	(291,427)	(57,708)
Snap, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(378,604)	(2,210,824)	(1,741,578)	430,836
Stubhub Holdings, Inc., Class A	USFF -2.390%	Weekly	MS	01/21/31	(25,923)	(176,016)	(161,760)	11,071
TKO Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(2,005)	(447,715)	(404,308)	33,510
Trade Desk, Inc. (The), Class A	USFF -0.250%	Weekly	MS	07/18/30	(18,012)	(808,795)	(408,692)	385,293
Webtoon Entertainment, Inc.	USFF -3.740%	Weekly	MS	07/18/30	(12,040)	(155,399)	(110,648)	41,944
ZoomInfo Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,130)	(99,139)	(48,617)	52,420
					(551,558)	(9,392,163)	(8,174,909)	1,036,088
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	USFF -1.508%	Weekly	MS	07/11/28	(105,943)	(374,732)	(369,741)	(2,682)
ADMA Biologics, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(14,460)	(272,314)	(130,285)	137,074
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Avantor, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(164,064)	$(1,497,224)	$(1,286,262)	$183,507
Bausch Health Cos., Inc. (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(19,110)	(99,872)	(103,194)	(5,109)
BioAge Labs, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(416)	(7,032)	(7,276)	(325)
Biohaven Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	01/17/30	(2,120)	(62,049)	(17,935)	43,021
Catalyst Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(202)	(4,974)	(5,002)	(71)
Corcept Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(16,382)	(1,249,954)	(660,358)	566,683
Corvus Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(125)	(1,726)	(1,829)	(330)
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(12,445)	(564,459)	(452,002)	102,135
Cronos Group, Inc. (Canada)	USFF -0.284%	Weekly	MS	01/21/31	(11,439)	(29,232)	(28,712)	31
Cytokinetics, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(16,841)	(1,038,345)	(1,109,990)	(94,696)
CytomX Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(8,755)	(45,275)	(41,149)	3,342
Dyne Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(31,003)	(564,718)	(562,084)	(9,209)
EyePoint, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(52,816)	(732,756)	(680,798)	38,545
Maze Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(1,756)	(54,061)	(52,417)	699
MBX Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(3,590)	(101,828)	(107,162)	(7,157)
Monte Rosa Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(5,008)	(78,136)	(82,382)	(5,634)
Ocular Therapeutix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(85,360)	(901,149)	(722,999)	161,645
Organon & Co.	USFF -0.250%	Weekly	MS	07/18/30	(174,111)	(1,275,013)	(1,042,925)	207,543
Pacira BioSciences, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(26,101)	(621,645)	(589,883)	20,250
Perrigo Co. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/18/30	(47,455)	(661,667)	(509,667)	120,244
Personalis, Inc.	USFF -0.640%	Weekly	MS	07/18/30	(16,732)	(149,431)	(106,583)	40,151
Phibro Animal Health Corp., Class A	USFF -0.250%	Weekly	MS	07/18/30	(2,491)	(101,633)	(137,777)	(39,030)
Prestige Consumer Healthcare, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(6,710)	(452,811)	(397,702)	47,451
QIAGEN NV (Netherlands)	USFF -0.250%	Weekly	MS	01/21/31	(7,147)	(390,383)	(286,166)	105,258
Repligen Corp.	USFF -0.250%	Weekly	MS	01/21/31	(12,384)	(1,527,791)	(1,459,083)	40,585
Rhythm Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(1,570)	(128,636)	(136,543)	(10,223)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Sarepta Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(26,429)	$(1,628,039)	$(575,095)	$1,023,087
Stoke Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(18,300)	(600,793)	(595,848)	(6,044)
Tempus AI, Inc., Class A	USFF -0.640%	Weekly	MS	07/18/30	(9,899)	(662,623)	(447,633)	202,866
Ultragenyx Pharmaceutical, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(14,189)	(413,747)	(297,260)	114,744
United Therapeutics Corp.	USFF -0.250%	Weekly	MS	01/21/31	(2,091)	(1,116,077)	(1,239,921)	(144,298)
UroGen Pharma Ltd. (Israel)	USFF -0.250%	Weekly	MS	01/21/31	(3,808)	(71,221)	(68,468)	1,492
Waters Corp.	USFF -0.250%	Weekly	MS	01/21/31	(459)	(138,859)	(136,690)	(335)
WaVe Life Sciences Ltd. (Singapore)	USFF -0.250%	Weekly	MS	01/21/31	(19,879)	(207,872)	(144,123)	59,978
					(941,590)	(17,828,077)	(14,592,944)	2,895,188
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(42,883)	(1,864,221)	(1,687,446)	142,579
Aehr Test Systems	USFF -0.540%	Weekly	MS	07/18/30	(5,194)	(133,439)	(192,594)	(61,855)
Alpha & Omega Semiconductor Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/16/29	(6,550)	(193,219)	(145,148)	44,569
Ambarella, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	07/18/30	(28,552)	(1,696,387)	(1,469,714)	195,560
Amkor Technology, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(8,102)	(407,767)	(364,833)	33,201
Axcelis Technologies, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(916)	(88,000)	(85,261)	1,169
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(27,373)	(1,212,889)	(1,034,973)	156,602
Impinj, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(3,141)	(307,961)	(322,581)	(20,229)
indie Semiconductor, Inc., Class A	USFF -16.096%	Weekly	MS	01/21/31	(4,665)	(14,820)	(15,021)	(427)
Lattice Semiconductor Corp.	USFF -0.250%	Weekly	MS	01/21/31	(1,444)	(130,356)	(133,945)	(6,889)
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(5,214)	(1,263,851)	(1,157,873)	90,290
Marvell Technology, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(36,389)	(3,319,986)	(3,604,330)	(345,281)
PDF Solutions, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,352)	(97,665)	(109,644)	(13,955)
Photronics, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(7,765)	(308,618)	(313,784)	(10,787)
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(4,649)	(195,836)	(238,029)	(48,359)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Rigetti Computing, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(31,688)	$(668,833)	$(444,900)	$211,695
Teradyne, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(509)	(139,446)	(150,898)	(23,973)
Ultra Clean Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(15,988)	(754,580)	(994,134)	(261,261)
Universal Display Corp.	USFF -0.250%	Weekly	MS	01/21/31	(1,120)	(147,136)	(102,659)	41,086
					(235,494)	(12,945,010)	(12,567,767)	123,735
Software & Services
A10 Networks, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(2,830)	(64,277)	(65,430)	(2,286)
Adeia, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(12,593)	(238,067)	(302,610)	(71,059)
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(37,261)	(3,779,900)	(4,279,426)	(584,657)
Alarm.com Holdings, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(2,741)	(130,020)	(118,384)	9,462
Alkami Technology, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(6,785)	(161,738)	(106,321)	52,493
Amplitude, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(12,599)	(122,477)	(85,925)	34,523
Applied Digital Corp.	USFF -0.250%	Weekly	MS	07/18/30	(19,809)	(585,618)	(470,266)	104,642
Atlassian Corp., Class A	USFF -0.250%	Weekly	MS	01/21/31	(20,800)	(1,626,425)	(1,419,600)	176,997
BigBear.ai Holdings, Inc.	USFF -1.768%	Weekly	MS	01/21/31	(134,398)	(523,556)	(473,081)	40,906
BILL Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(12,366)	(589,870)	(473,618)	107,495
Bitfarms Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(22,424)	(43,204)	(43,727)	(1,269)
BlackLine, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,940)	(224,738)	(145,780)	74,877
C3.ai, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(49,021)	(582,170)	(412,757)	158,766
Cleanspark, Inc.	USFF -0.540%	Weekly	MS	01/21/31	(50,267)	(485,687)	(427,772)	49,040
Core Scientific, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(29,986)	(423,173)	(448,591)	(33,143)
CoreWeave, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(34,586)	(3,177,988)	(2,679,377)	440,282
DigitalOcean Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(8,389)	(413,642)	(719,608)	(313,517)
DoubleVerify Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(54,723)	(642,653)	(519,869)	112,811
D-Wave Quantum, Inc.	USFF -0.540%	Weekly	MS	07/18/30	(31,058)	(659,652)	(448,167)	199,416
DXC Technology Co.	USFF -0.250%	Weekly	MS	07/18/30	(101,719)	(1,335,394)	(1,278,608)	32,304
Elastic NV (Netherlands)	USFF -0.250%	Weekly	MS	07/18/30	(30,149)	(2,201,501)	(1,507,149)	653,961
Figma, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(31,237)	(654,872)	(660,350)	(17,460)
Five9, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(27,754)	(1,213,144)	(421,028)	769,879
Freshworks, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(60,214)	(446,763)	(483,518)	(44,931)
Gitlab, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(33,712)	(1,187,734)	(729,528)	436,436
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Grid Dynamics Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(11,265)	$(101,498)	$(64,211)	$35,470
Hive Digital Technologies Ltd. (Canada)	USFF -0.286%	Weekly	MS	07/18/30	(477,124)	(1,527,350)	(906,536)	592,806
Intapp, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(17,239)	(415,274)	(442,870)	(35,177)
Karooooo Ltd. (Singapore)	USFF -1.240%	Weekly	MS	01/21/31	(40)	(1,926)	(1,994)	(55)
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(24,538)	(702,248)	(219,860)	469,535
PAR Technology Corp.	USFF -0.250%	Weekly	MS	07/18/30	(5,617)	(188,999)	(74,875)	110,862
Porch Group, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(18,028)	(145,936)	(129,261)	14,065
Quantum Computing, Inc.	USFF -0.690%	Weekly	MS	07/18/30	(63,771)	(706,805)	(436,831)	257,038
Rubrik, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(29,252)	(1,444,349)	(1,432,470)	(14,605)
SailPoint, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(37,645)	(467,405)	(498,420)	(39,553)
SEMrush Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(23,389)	(238,310)	(279,265)	(45,285)
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(60,235)	(1,016,306)	(775,827)	223,736
SoundHound AI, Inc., Class A	USFF -8.540%	Weekly	MS	07/18/30	(55,835)	(619,516)	(383,586)	224,597
SPS Commerce, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,161)	(1,011,965)	(509,993)	483,430
Terawulf, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(32,651)	(401,588)	(471,154)	(76,896)
Unity Software, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(56,344)	(1,078,614)	(1,236,187)	(182,407)
Varonis Systems, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(123,157)	(3,760,389)	(2,644,181)	1,047,182
Vertex, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(115,028)	(2,827,209)	(1,367,683)	1,407,641
Zscaler, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(11,499)	(2,572,984)	(1,613,195)	912,574
					(2,003,179)	(40,742,934)	(32,208,889)	7,770,926
Technology Hardware & Equipment
ADTRAN Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(28,837)	(275,529)	(362,769)	(93,284)
Aeva Technologies, Inc.	USFF -0.790%	Weekly	MS	07/18/30	(48,366)	(753,526)	(636,497)	103,235
Arlo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(21,376)	(301,814)	(304,180)	(8,212)
Arrow Electronics, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(9,586)	(1,158,036)	(1,374,728)	(244,517)
Bel Fuse, Inc., Class B	USFF -0.250%	Weekly	MS	07/18/30	(1,630)	(278,994)	(322,707)	(51,882)
Ciena Corp.	USFF -0.250%	Weekly	MS	01/21/31	(1,575)	(637,060)	(611,462)	13,943
Coherent Corp.	USFF -0.250%	Weekly	MS	01/21/31	(4,119)	(1,072,326)	(981,187)	78,585
Corning, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(2,118)	(237,770)	(287,984)	(57,940)
Everpure, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(3,882)	(284,709)	(229,193)	56,105
Extreme Networks, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(9,787)	(148,331)	(147,588)	(1,935)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Fabrinet (Cayman Islands)	USFF -0.250%	Weekly	MS	07/18/30	(2,736)	$(1,379,547)	$(1,426,879)	$(78,933)
Insight Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,229)	(415,623)	(216,375)	191,660
IonQ, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(8,477)	(405,153)	(244,392)	153,366
IPG Photonics Corp.	USFF -0.250%	Weekly	MS	07/18/30	(1,541)	(137,712)	(176,583)	(44,477)
NETGEAR, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(8,048)	(217,485)	(175,768)	37,769
Novanta, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(3,741)	(477,787)	(441,850)	27,208
OSI Systems, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(1,572)	(440,644)	(417,382)	15,215
Ralliant Corp.	USFF -0.250%	Weekly	MS	01/21/31	(4,698)	(204,842)	(195,390)	6,003
Sanmina Corp.	USFF -0.250%	Weekly	MS	01/21/31	(15,267)	(2,109,144)	(1,979,214)	91,235
TTM Technologies, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(9,321)	(985,539)	(908,052)	60,499
Vishay Intertechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(47,907)	(1,018,410)	(862,326)	104,927
					(237,813)	(12,939,981)	(12,302,506)	358,570
Telecommunication Services
Array Digital Infrastructure, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,321)	(166,457)	(107,091)	(20,884)
BCE, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(66,770)	(1,616,824)	(1,685,275)	(130,096)
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(39,098)	(1,467,931)	(736,606)	681,427
Lumen Technologies, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(122,788)	(896,160)	(853,377)	24,842
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	07/06/26	(16,001)	(318,347)	(246,735)	22,625
					(246,978)	(4,465,719)	(3,629,084)	577,914
Transportation
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,117)	(230,501)	(151,423)	74,891
American Airlines Group, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(77,921)	(1,138,515)	(836,872)	280,778
ArcBest Corp.	USFF -0.250%	Weekly	MS	07/16/29	(6,388)	(726,984)	(628,324)	81,055
Covenant Logistics Group, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(257)	(6,933)	(6,978)	(125)
Frontier Group Holdings, Inc.	USFF -0.649%	Weekly	MS	07/16/29	(77,409)	(369,052)	(273,254)	89,067
Hertz Global Holdings, Inc.	USFF -5.461%	Weekly	MS	01/17/30	(9,154)	(63,732)	(42,200)	20,408
Hub Group, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(7,299)	(293,178)	(263,056)	23,240
JetBlue Airways Corp.	USFF -0.250%	Weekly	MS	07/16/29	(240,390)	(1,196,614)	(1,062,524)	111,636
Lyft, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(14,572)	(198,144)	(193,808)	744
Matson, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(927)	(153,421)	(151,972)	(1,322)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
RXO, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(33,019)	$(878,733)	$(482,738)	$379,901
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	07/18/30	(8,764)	(362,043)	(329,263)	23,434
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(1,497)	(172,510)	(137,829)	31,560
Werner Enterprises, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(12,649)	(439,245)	(372,007)	59,217
					(494,363)	(6,229,605)	(4,932,248)	1,174,484
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(110,806)	(1,707,213)	(1,561,257)	60,200
American States Water Co.	USFF -0.250%	Weekly	MS	01/21/31	(303)	(22,989)	(22,913)	(299)
Avista Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3,235)	(130,127)	(129,853)	(9,677)
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(19,348)	(911,357)	(877,238)	(4,247)
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,962)	(485,177)	(500,678)	(34,077)
Clearway Energy, Inc., Class C	USFF -0.250%	Weekly	MS	07/18/30	(13,935)	(435,046)	(547,506)	(135,005)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/17/30	(7,398)	(533,060)	(573,937)	(58,376)
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(14,215)	(1,589,454)	(1,608,854)	(48,549)
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(7,418)	(456,650)	(458,581)	(20,929)
Exelon Corp.	USFF -0.250%	Weekly	MS	01/21/31	(18,510)	(900,035)	(907,360)	(31,396)
H2O America	USFF -0.250%	Weekly	MS	01/12/29	(10,427)	(545,249)	(611,752)	(94,468)
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,179)	(370,191)	(454,502)	(106,347)
Middlesex Water Co.	USFF -0.250%	Weekly	MS	07/18/30	(2,732)	(141,876)	(142,201)	(4,141)
New Jersey Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(13,109)	(635,513)	(719,946)	(114,974)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,749)	(237,826)	(255,327)	(29,469)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	07/06/26	(13,010)	(599,838)	(692,392)	(157,860)
Northwestern Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(6,046)	(401,142)	(398,673)	(12,776)
NRG Energy, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(11,687)	(2,003,255)	(1,707,938)	263,887
Oklo, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(8,384)	(540,059)	(415,763)	114,423
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(146)	(16,239)	(16,340)	(352)
Otter Tail Corp.	USFF -0.250%	Weekly	MS	07/08/27	(157)	(13,568)	(13,780)	(414)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	01/21/31	(1,452)	(145,106)	(146,289)	(3,801)
PPL Corp.	USFF -0.250%	Weekly	MS	07/18/30	(11,046)	(411,244)	(421,957)	(24,516)
Sempra	USFF -0.250%	Weekly	MS	07/16/29	(2,820)	(247,037)	(274,019)	(39,641)
Southwest Gas Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(9,326)	(711,827)	(810,429)	(127,866)
Spire, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,848)	(473,165)	(529,478)	(79,482)
Talen Energy Corp.	USFF -0.250%	Weekly	MS	01/21/31	(4,243)	(1,433,867)	(1,354,493)	53,083
TransAlta Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(39,877)	(535,548)	(522,389)	(3,145)
The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Concluded)
March 31, 2026
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
TXNM Energy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,866)	$(219,743)	$(226,006)	$(15,577)
Unitil Corp.	USFF -0.250%	Weekly	MS	01/21/31	(1,516)	(79,099)	(79,196)	(1,535)
WaterBridge Infrastructure LLC, Class A	USFF -0.250%	Weekly	MS	01/21/31	(3,093)	(78,487)	(82,861)	(5,769)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,719)	(507,147)	(533,757)	(45,069)
					(360,562)	(17,518,134)	(17,597,665)	(718,164)

Total Reference Entity — Short						(348,033,410)	(313,068,966)	27,019,252
Net Value of Reference Entity						$25,542,301	$94,666,590	$68,240,613

*	Includes $(883,676) related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 88.1%
Automobiles & Components — 1.3%
Aptiv PLC (Jersey)*	312	$ 21,665
BorgWarner, Inc.(a)	4,887	265,169
Dana, Inc.(a)	1,113	37,452
Ford Motor Co.(a)	22,453	259,108
General Motors Co.(a)	6,624	493,488
Gentex Corp.	5,274	115,237
Gentherm, Inc.*	216	6,001
Harley-Davidson, Inc.	2,086	42,179
Magna International, Inc. (Canada)	2,046	114,187
Patrick Industries, Inc.	176	19,548
Winnebago Industries, Inc.	569	17,633
		1,391,667
Capital Goods — 12.3%
A. O. Smith Corp.	2,064	136,100
Advanced Drainage Systems, Inc.(a)	4,153	569,501
AECOM	1,122	95,168
AGCO Corp.	113	13,093
Allegion PLC (Ireland)	212	30,801
Allient, Inc.	10	591
AMETEK, Inc.(a)	571	122,400
Amprius Technologies, Inc.*	6,713	113,181
API Group Corp.(a)*	8,005	324,363
ATS Corp. (Canada)*	19	536
Babcock & Wilcox Enterprises, Inc.*	5,662	83,175
Ballard Power Systems, Inc. (Canada)*	161	390
Blue Bird Corp.*	3,160	179,456
Caterpillar, Inc.	94	66,595
Comfort Systems USA, Inc.	22	30,338
Core & Main, Inc., Class A(a)*	3,193	157,734
Crane Co.(a)	2,592	443,232
Cummins, Inc.	168	90,387
Deere & Co.	230	129,559
Douglas Dynamics, Inc.	410	17,257
EMCOR Group, Inc.	95	70,139
EnerSys(a)	1,841	319,818
ESCO Technologies, Inc.(a)	808	227,347
Fastenal Co.	403	18,699
Ferguson Enterprises, Inc.(a)	1,678	391,410
Flowserve Corp.(a)	6,272	461,055
Fluor Corp.(a)*	6,110	285,031
Fortive Corp.(a)	3,231	178,610
Gates Industrial Corp. PLC (United Kingdom)*	4,379	99,009
GE Vernova, Inc.	222	193,784
General Dynamics Corp.(a)	689	236,479
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Graco, Inc.	419	$ 35,468
Graham Corp.*	28	2,210
Great Lakes Dredge & Dock Corp.*	2,127	36,159
Hayward Holdings, Inc.(a)*	22,692	303,619
HEICO Corp.(a)	476	130,519
Honeywell International, Inc.(a)	1,069	241,626
Howmet Aerospace, Inc.	229	52,775
Hubbell, Inc.	97	47,602
Illinois Tool Works, Inc.	306	79,649
ITT, Inc.(a)	320	60,970
Johnson Controls International PLC (Ireland)	2,650	347,017
Lockheed Martin Corp.(a)	1,479	893,893
Microvast Holdings, Inc.*	32,653	48,979
Middleby Corp. (The)*	63	8,353
Moog, Inc., Class A	351	102,717
MYR Group, Inc.(a)*	1,618	456,794
Nordson Corp.(a)	644	171,343
Northrop Grumman Corp.(a)	223	152,140
Otis Worldwide Corp.	2,919	224,996
Pentair PLC (Ireland)	1,057	92,075
Plug Power, Inc.(a)*	256,806	580,382
Regal Rexnord Corp.	857	160,482
RTX Corp.	668	128,857
Sensata Technologies Holding PLC (United Kingdom)	1,566	55,155
Simpson Manufacturing Co., Inc.	887	152,227
SiteOne Landscape Supply, Inc.(a)*	4,150	552,406
Snap-on, Inc.	210	76,276
Standex International Corp.	64	16,311
Stanley Black & Decker, Inc.(a)	12,389	880,362
Stantec, Inc. (Canada)	1,519	131,242
Terex Corp.(a)	9,688	572,561
Textron, Inc.(a)	4,343	380,273
Toro Co. (The)	611	57,092
Tutor Perini Corp.(a)	3,189	246,159
Vertiv Holdings Co., Class A	837	209,735
Vicor Corp.*	488	78,568
Westinghouse Air Brake Technologies Corp.	736	183,934
WillScot Holdings Corp.	321	5,573
Woodward, Inc.	80	28,634
WW Grainger, Inc.	103	112,353
Xylem, Inc.(a)	1,436	171,602
Zurn Elkay Water Solutions Corp.(a)	6,705	300,652
		13,654,978

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — 3.0%
Automatic Data Processing, Inc.(a)	737	$ 149,744
Brink's Co. (The)	739	76,582
Broadridge Financial Solutions, Inc.(a)	1,087	176,616
CBIZ, Inc.*	3,208	86,135
Copart, Inc.(a)*	13,283	440,996
CRA International, Inc.	761	123,191
CSG Systems International, Inc.	1,351	107,999
Equifax, Inc.	412	74,189
Exponent, Inc.	831	54,223
First Advantage Corp.*	1,815	21,344
FTI Consulting, Inc.*	133	23,510
GFL Environmental, Inc. (Canada)	618	25,783
Healthcare Services Group, Inc.*	6,954	128,997
Huron Consulting Group, Inc.*	753	96,000
Interface, Inc.	348	8,672
Jacobs Solutions, Inc.	1,251	159,227
KBR, Inc.(a)	4,054	149,430
Korn Ferry	1,739	109,470
Leidos Holdings, Inc.	659	102,488
Montrose Environmental Group, Inc.*	1,443	31,587
Paychex, Inc.(a)	1,388	127,862
Paylocity Holding Corp.*	293	31,656
Pitney Bowes, Inc.	5,043	55,725
Planet Labs PBC*	961	26,860
Robert Half, Inc.	3,113	79,070
SS&C Technologies Holdings, Inc.(a)	3,438	232,306
Tetra Tech, Inc.	4,216	126,986
Thomson Reuters Corp. (Canada)	421	37,881
TriNet Group, Inc.	524	19,089
Upwork, Inc.*	6,403	70,177
Veralto Corp.(a)	1,395	123,346
Verisk Analytics, Inc.(a)	551	104,552
Waste Management, Inc.	240	55,150
Willdan Group, Inc.(a)*	1,673	128,085
		3,364,928
Consumer Discretionary Distribution & Retail — 2.9%
American Eagle Outfitters, Inc.	5,165	86,255
AutoZone, Inc.*	28	94,578
Bath & Body Works, Inc.	773	14,432
Best Buy Co., Inc.	76	4,879
Boot Barn Holdings, Inc.*	1,174	171,827
Buckle, Inc. (The)	1,785	89,893
Chewy, Inc., Class A(a)*	1,327	35,829
Dillard's, Inc., Class A	169	96,687
eBay, Inc.(a)	2,608	237,380
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — (Continued)
Etsy, Inc.*	339	$ 16,943
Five Below, Inc.*	369	84,309
Floor & Decor Holdings, Inc., Class A(a)*	2,403	122,072
Gap, Inc. (The)	3,873	93,727
Genuine Parts Co.	292	30,879
GigaCloud Technology, Inc., Class A (Cayman Islands)*	5,588	253,583
Gold.com, Inc.	6	240
Kohl's Corp.(a)	32,600	420,540
LKQ Corp.	6,570	192,961
Lowe's Cos., Inc.(a)	250	59,070
Macy's, Inc.	7,784	140,813
National Vision Holdings, Inc.*	6,494	168,195
Ollie's Bargain Outlet Holdings, Inc.(a)*	2,734	251,637
O'Reilly Automotive, Inc.*	1,644	151,758
Petco Health & Wellness Co., Inc.*	17,035	47,357
Ross Stores, Inc.	22	4,766
Sally Beauty Holdings, Inc.*	1,660	22,991
Signet Jewelers Ltd. (Bermuda)	42	3,555
Sonic Automotive, Inc., Class A	1,061	72,753
TJX Cos., Inc. (The)(a)	564	90,071
Ulta Beauty, Inc.*	130	67,952
Urban Outfitters, Inc.(a)*	456	28,888
Williams-Sonoma, Inc.	43	7,840
Winmark Corp.	73	31,211
		3,195,871
Consumer Durables & Apparel — 2.9%
BRP, Inc., sub-voting shares (Canada)	1,249	89,691
Callaway Golf Co.*	6,912	95,939
Capri Holdings Ltd. (British Virgin Islands)*	12,103	213,255
Champion Homes, Inc.(a)*	4,771	354,819
Columbia Sportswear Co.	1,964	107,647
Cricut, Inc., Class A	41	153
Deckers Outdoor Corp.(a)*	2,406	240,817
Figs, Inc., Class A*	1,226	18,108
Hasbro, Inc.(a)	2,019	188,978
Installed Building Products, Inc.	348	92,272
La-Z-Boy, Inc.	2,377	76,397
Leggett & Platt, Inc.(a)	11,367	112,306
Lululemon Athletica, Inc.(a)*	1,126	172,391
NVR, Inc.*	12	79,078
Peloton Interactive, Inc., Class A(a)*	32,283	138,494

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Polaris, Inc.	3,153	$ 171,839
Ralph Lauren Corp.	99	34,055
SharkNinja, Inc. (Cayman Islands)*	918	97,216
Smith & Wesson Brands, Inc.	73	1,046
Somnigroup International, Inc.	244	18,036
Sonos, Inc.*	12,113	162,314
Tapestry, Inc.(a)	3,844	542,427
Under Armour, Inc., Class C*	8,374	48,485
VF Corp.	1,219	20,711
Wolverine World Wide, Inc.	7,282	118,842
		3,195,316
Consumer Services — 3.7%
Accel Entertainment, Inc.*	192	2,095
BJ's Restaurants, Inc.*	1,727	60,618
Booking Holdings, Inc.(a)	98	412,611
Bright Horizons Family Solutions, Inc.(a)*	1,717	141,017
Cheesecake Factory, Inc. (The)	741	40,570
Chipotle Mexican Grill, Inc.(a)*	9,105	291,451
Churchill Downs, Inc.	512	45,993
Darden Restaurants, Inc.	32	6,273
Domino's Pizza, Inc.(a)	1,080	387,493
DoorDash, Inc., Class A*	784	117,718
Driven Brands Holdings, Inc.*	6,347	80,036
Duolingo, Inc.*	1,874	184,720
Expedia Group, Inc.(a)	803	185,405
Frontdoor, Inc.*	899	47,521
Hyatt Hotels Corp., Class A(a)	1,751	251,776
Las Vegas Sands Corp.	1,471	79,257
Lincoln Educational Services Corp.*	60	2,441
Marriott International, Inc., Class A	116	37,940
McDonald's Corp.(a)	868	269,766
MGM Resorts International*	630	23,316
Monarch Casino & Resort, Inc.	433	41,395
Papa John's International, Inc.	921	29,850
Penn Entertainment, Inc.(a)*	18,655	280,385
Perdoceo Education Corp.	2,502	93,099
Planet Fitness, Inc., Class A(a)*	2,518	187,289
Strategic Education, Inc.	1,189	98,639
Viking Holdings Ltd. (Bermuda)*	4,188	307,734
Wingstop, Inc.(a)	2,538	393,314
Yum! Brands, Inc.	149	23,167
		4,122,889
Consumer Staples Distribution & Retail — 1.9%
Dollar General Corp.(a)	6,605	784,212
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Staples Distribution & Retail — (Continued)
Dollar Tree, Inc.(a)*	7,085	$ 775,878
Kroger Co. (The)(a)	2,045	147,976
Maplebear, Inc.(a)*	1,790	67,053
Sysco Corp.	203	14,480
Target Corp.	1,657	200,829
United Natural Foods, Inc.*	1,914	86,245
		2,076,673
Energy — 5.7%
Antero Midstream Corp.(a)	6,856	156,317
APA Corp.(a)	6,364	270,088
Baker Hughes Co.(a)	3,528	215,384
Baytex Energy Corp. (Canada)	25,688	114,825
Borr Drilling Ltd. (Bermuda)	25,452	146,858
Bristow Group, Inc.	410	19,225
Canadian Natural Resources Ltd. (Canada)	17,586	856,966
Cheniere Energy, Inc.(a)	258	73,210
Chevron Corp.	318	65,794
CNX Resources Corp.(a)*	16,663	642,359
ConocoPhillips(a)	1,870	246,840
Delek US Holdings, Inc.	737	33,217
Devon Energy Corp.(a)	529	26,619
Dorian LPG Ltd. (Marshall Islands)	248	8,482
Enbridge, Inc. (Canada)	2,087	112,990
Expand Energy Corp.(a)	2,240	245,907
Expro Group Holdings NV (Netherlands)*	1,651	28,744
Exxon Mobil Corp.(a)	1,330	225,648
Forum Energy Technologies, Inc.*	294	17,246
Green Plains, Inc.*	6,428	105,741
Gulfport Energy Corp.(a)*	1,851	391,616
Halliburton Co.(a)	6,911	269,460
Innovex International, Inc.*	2,519	61,438
Kinder Morgan, Inc.(a)	8,851	296,774
Kodiak Gas Services, Inc.(a)	2,012	117,340
Northern Oil & Gas, Inc.(a)	6,750	197,303
NOV, Inc.	7,227	135,940
Occidental Petroleum Corp.(a)	3,638	236,470
Oceaneering International, Inc.*	4,154	147,342
Oil States International, Inc.*	3,854	44,861
Patterson-UTI Energy, Inc.(a)	13,465	145,826
Peabody Energy Corp.(a)	2,693	88,734
Range Resources Corp.(a)	1,411	63,749
REX American Resources Corp.*	83	3,782
SFL Corp. Ltd. (Bermuda)	8,577	92,546
Tidewater, Inc.(a)*	2,213	184,896

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Transocean Ltd. (Switzerland)*	7,764	$ 51,475
Valero Energy Corp.	610	150,719
World Kinect Corp.	1,449	33,428
		6,326,159
Financial Services — 2.9%
Berkshire Hathaway, Inc., Class B(a)*	658	315,314
Blackrock, Inc.(a)	93	89,439
Block, Inc.(a)*	2,070	124,573
Cboe Global Markets, Inc.	574	161,334
CME Group, Inc.(a)	532	157,126
Corpay, Inc.*	81	23,570
Donnelley Financial Solutions, Inc.*	645	30,405
FactSet Research Systems, Inc.	742	161,006
Fidelity National Information Services, Inc.	2,590	121,497
Fiserv, Inc.*	2,699	150,604
Flywire Corp.*	6,401	74,508
Franklin Resources, Inc.	2,821	66,632
Global Payments, Inc.(a)	1,193	80,289
Jack Henry & Associates, Inc.(a)	858	135,598
Mastercard, Inc., Class A(a)	263	131,411
Moody's Corp.	327	142,654
Morningstar, Inc.	802	135,578
Nasdaq, Inc.	2,226	188,965
Paymentus Holdings, Inc., Class A(a)*	12,056	306,222
PayPal Holdings, Inc.(a)	4,651	210,365
S&P Global, Inc.	327	139,086
T Rowe Price Group, Inc.(a)	812	73,194
Visa, Inc., Class A(a)	687	207,639
		3,227,009
Food, Beverage & Tobacco — 3.2%
Altria Group, Inc.(a)	5,500	362,945
Campbell's Company (The)(a)	4,692	104,491
Coca-Cola Co. (The)(a)	4,880	371,124
Coca-Cola Consolidated, Inc.(a)	804	154,159
Conagra Brands, Inc.	2,052	32,257
Constellation Brands, Inc., Class A	676	101,400
Dole PLC (Ireland)	1,785	25,508
Fresh Del Monte Produce, Inc. (Cayman Islands)	3,766	151,619
Freshpet, Inc.*	3,253	191,797
General Mills, Inc.	3,185	118,546
Hormel Foods Corp.	2,636	59,705
J & J Snack Foods Corp.	1,608	127,466
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
J M Smucker Co. (The)(a)	3,879	$ 374,091
Keurig Dr Pepper, Inc.(a)	9,360	246,449
Kraft Heinz Co. (The)(a)	9,249	208,010
Lamb Weston Holdings, Inc.(a)	2,293	96,902
McCormick & Co., Inc., non-voting shares	688	34,703
Molson Coors Beverage Co., Class B	886	38,151
Monster Beverage Corp.*	467	33,839
National Beverage Corp.*	844	28,400
PepsiCo, Inc.(a)	1,194	185,416
Simply Good Foods Co. (The)(a)*	17,882	256,607
Turning Point Brands, Inc.	392	34,022
Tyson Foods, Inc., Class A(a)	2,887	184,970
		3,522,577
Health Care Equipment & Services — 7.0%
Abbott Laboratories	279	28,645
Align Technology, Inc.(a)*	871	149,316
Alphatec Holdings, Inc.*	1,386	15,080
Ardent Health, Inc.*	244	2,089
Aveanna Healthcare Holdings, Inc.*	528	3,400
Boston Scientific Corp.(a)*	3,529	221,445
Butterfly Network, Inc.*	42,415	171,357
Cardinal Health, Inc.	391	82,622
Cencora, Inc.	356	111,834
Chemed Corp.	165	62,327
Cigna Group (The)	818	218,202
CONMED Corp.	4,699	166,157
CorVel Corp.*	1,294	70,717
CVS Health Corp.(a)	2,321	166,694
DaVita, Inc.*	123	18,904
Dexcom, Inc.*	1,564	98,219
Elevance Health, Inc.	11	3,220
GE HealthCare Technologies, Inc.	1,334	94,954
Globus Medical, Inc., Class A*	1,094	94,259
Guardian Pharmacy Services, Inc., Class A*	1,120	42,179
Haemonetics Corp.*	2,876	162,091
HCA Healthcare, Inc.(a)	424	200,654
HealthEquity, Inc.*	1,560	130,369
ICU Medical, Inc.(a)*	1,985	256,363
IDEXX Laboratories, Inc.(a)*	301	169,129
Innovage Holding Corp.*	41	329
Insulet Corp.*	273	57,286
Labcorp Holdings, Inc.	137	36,553
LeMaitre Vascular, Inc.	647	70,633

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
LifeStance Health Group, Inc.*	6,396	$ 40,743
Masimo Corp.(a)*	385	68,480
McKesson Corp.(a)	440	380,758
Medtronic PLC (Ireland)	3,446	298,596
Merit Medical Systems, Inc.*	1,002	69,068
PACS Group, Inc.*	828	26,595
Pediatrix Medical Group, Inc.*	7,586	162,265
Privia Health Group, Inc.*	5,855	120,437
Progyny, Inc.(a)*	20,229	343,488
Quest Diagnostics, Inc.(a)	676	132,482
ResMed, Inc.(a)	2,138	479,938
Schrodinger, Inc./United States*	3,300	37,488
Solventum Corp.(a)*	5,214	340,474
Stryker Corp.(a)	2,073	681,167
Tenet Healthcare Corp.(a)*	1,609	303,634
TransMedics Group, Inc.(a)*	3,746	372,390
UFP Technologies, Inc.(a)*	739	143,070
UnitedHealth Group, Inc.	757	204,837
Universal Health Services, Inc., Class B(a)	208	37,226
Veeva Systems, Inc., Class A(a)*	1,452	255,058
Waystar Holding Corp.(a)*	9,634	232,276
Zimmer Biomet Holdings, Inc.	586	52,986
		7,688,483
Household & Personal Products — 1.2%
BellRing Brands, Inc.(a)*	5,090	81,898
Central Garden & Pet Co., Class A*	956	30,994
Church & Dwight Co., Inc.	890	83,055
Clorox Co. (The)	891	92,334
Colgate-Palmolive Co.	962	81,991
Estee Lauder Cos., Inc. (The), Class A(a)	5,396	387,271
Kenvue, Inc.(a)	10,885	187,658
Kimberly-Clark Corp.(a)	2,252	217,251
Procter & Gamble Co. (The)	1,010	145,884
Reynolds Consumer Products, Inc.	1,630	34,523
		1,342,859
Materials — 6.3%
Agnico Eagle Mines Ltd. (Canada)	989	200,747
Alamos Gold, Inc., Class A (Canada)	3,936	174,876
Albemarle Corp.(a)	154	27,648
Americas Gold & Silver Corp. (Canada)*	12,252	63,955
Amrize Ltd. (Switzerland)*	4,156	232,819
Avery Dennison Corp.(a)	925	159,729
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Axalta Coating Systems Ltd. (Bermuda)*	890	$ 24,653
Ball Corp.	754	44,569
Cabot Corp.	686	51,663
CF Industries Holdings, Inc.(a)	1,465	190,216
Coeur Mining, Inc.*	4,227	79,341
Compass Minerals International, Inc.*	2,183	50,973
Corteva, Inc.(a)	2,767	231,626
DuPont de Nemours, Inc.(a)	18,876	864,521
Ecolab, Inc.	542	144,183
First Majestic Silver Corp. (Canada)	1,399	30,051
Fortuna Mining Corp. (Canada)*	23,315	231,518
Freeport-McMoRan, Inc.	1,400	82,292
Galiano Gold, Inc. (Canada)*	645	1,619
Graphic Packaging Holding Co.	4,025	40,008
Hecla Mining Co.	5,247	97,752
IAMGOLD Corp. (Canada)*	23,952	450,777
Ingevity Corp.*	565	40,245
Kinross Gold Corp. (Canada)	16,275	496,713
Linde PLC (Ireland)	276	136,830
LSB Industries, Inc.*	53	790
Newmont Corp.(a)	3,998	432,783
Novagold Resources, Inc. (Canada)*	2,663	23,914
Pan American Silver Corp. (Canada)	7,296	398,580
Perimeter Solutions, Inc.*	1,880	45,910
PPG Industries, Inc.	332	35,484
RPM International, Inc.	750	74,550
Santacruz Silver Mining Ltd. (Canada)*	196	1,680
Silgan Holdings, Inc.	246	9,545
Smurfit Westrock PLC (Ireland)	681	27,138
Sonoco Products Co.(a)	4,460	241,241
Southern Copper Corp.	692	119,065
SSR Mining, Inc. (Canada)*	7,848	230,731
Steel Dynamics, Inc.(a)	641	115,380
Teck Resources Ltd., Class B (Canada)	16,987	879,077
TriMas Corp.	1,159	41,654
Vulcan Materials Co.	601	163,652
		6,990,498
Media & Entertainment — 3.3%
Alphabet, Inc., Class A(a)	2,606	749,381
Cargurus, Inc.*	4,567	155,506
Charter Communications, Inc., Class A*	254	54,834

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
EchoStar Corp., Class A(a)*	705	$ 82,534
EverQuote, Inc., Class A*	3,834	59,120
Fox Corp., Class A	338	19,739
Grindr, Inc.*	9,591	115,955
John Wiley & Sons, Inc., Class A	20	762
Madison Square Garden Entertainment Corp.*	699	41,178
Match Group, Inc.(a)	6,845	210,210
Meta Platforms, Inc., Class A(a)	1,370	783,818
MNTN, Inc., Class A*	327	2,878
Netflix, Inc.(a)*	2,852	274,220
News Corp., Class A(a)	8,614	214,747
QuinStreet, Inc.*	1,531	18,387
Reddit, Inc., Class A*	159	21,409
Roku, Inc.(a)*	2,356	222,925
Spotify Technology SA (Luxembourg)*	267	129,471
Trade Desk, Inc. (The), Class A*	1,632	37,030
TripAdvisor, Inc.*	4,283	45,657
Walt Disney Co. (The)	46	4,434
Warner Music Group Corp., Class A(a)	10,804	275,934
Yelp, Inc.(a)*	5,382	133,151
Ziff Davis, Inc.*	49	2,056
		3,655,336
Pharmaceuticals, Biotechnology & Life Sciences — 4.9%
10X Genomics, Inc., Class A(a)*	7,416	157,442
Adaptive Biotechnologies Corp.(a)*	5,224	72,509
Agilent Technologies, Inc.(a)	2,042	232,747
AnaptysBio, Inc.*	1,056	58,566
ANI Pharmaceuticals, Inc.*	1,765	135,728
Annexon, Inc.*	83	460
Arrowhead Pharmaceuticals, Inc.(a)*	3,247	203,587
Aurinia Pharmaceuticals, Inc. (Canada)*	3,944	58,450
Azenta, Inc.*	4,800	101,424
BioCryst Pharmaceuticals, Inc.(a)*	25,802	245,635
Biogen, Inc.*	1	183
Bio-Rad Laboratories, Inc., Class A*	474	132,128
Bio-Techne Corp.	409	21,374
Bristol-Myers Squibb Co.(a)	8,751	530,748
CareDx, Inc.*	3,717	64,527
Charles River Laboratories International, Inc.*	785	135,413
Collegium Pharmaceutical, Inc.*	3,805	125,831
Exelixis, Inc.*	3,096	132,787
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Gilead Sciences, Inc.	1,262	$ 175,885
Harmony Biosciences Holdings, Inc.*	4,911	137,557
Harrow, Inc.*	2,313	81,556
Incyte Corp.(a)*	3,313	311,820
Indivior Pharmaceuticals, Inc.(a)*	15,464	471,343
Innoviva, Inc.*	6,879	160,281
IQVIA Holdings, Inc.*	798	136,091
Ligand Pharmaceuticals, Inc.(a)*	611	121,986
Liquidia Corp.*	382	14,417
Merck & Co., Inc.(a)	1,880	226,145
ORIC Pharmaceuticals, Inc.*	59	748
Pfizer, Inc.(a)	14,933	419,319
Regeneron Pharmaceuticals, Inc.	17	13,135
Relay Therapeutics, Inc.*	3,994	39,740
Soleno Therapeutics, Inc.*	1,488	49,818
Sotera Health Co.*	2,889	41,428
Spyre Therapeutics, Inc.*	58	2,926
Tango Therapeutics, Inc.*	2,343	49,016
Terns Pharmaceuticals, Inc.*	1,067	56,252
Theravance Biopharma, Inc. (Cayman Islands)*	2,655	43,091
Thermo Fisher Scientific, Inc.	263	129,272
Veracyte, Inc.(a)*	4,296	138,374
Viatris, Inc.	1,373	18,549
Vir Biotechnology, Inc.*	738	6,612
Zoetis, Inc.	1,143	135,114
		5,390,014
Semiconductors & Semiconductor Equipment — 7.2%
Advanced Micro Devices, Inc.*	1,280	260,390
Allegro MicroSystems, Inc.(a)*	10,400	327,912
Analog Devices, Inc.(a)	978	311,141
Applied Materials, Inc.	397	135,691
AXT, Inc.(a)*	2,301	131,111
Broadcom, Inc.(a)	2,790	863,533
Cirrus Logic, Inc.*	962	139,124
Credo Technology Group Holding Ltd. (Cayman Islands)*	1,509	141,650
Diodes, Inc.*	983	67,100
First Solar, Inc.(a)*	2,790	550,355
Ichor Holdings Ltd. (Cayman Islands)*	3,449	160,758
KLA Corp.	50	73,621
Kulicke & Soffa Industries, Inc.	2,616	171,924
Lam Research Corp.(a)	2,899	619,400
Micron Technology, Inc.(a)	3,961	1,338,184

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
NVIDIA Corp.(a)	3,675	$ 640,920
NXP Semiconductors NV (Netherlands)	966	190,167
ON Semiconductor Corp.(a)*	7,458	461,799
Qnity Electronics, Inc.	379	43,729
Qorvo, Inc.(a)*	1,692	130,961
QUALCOMM, Inc.(a)	3,221	414,800
Semtech Corp.*	851	65,433
Silicon Laboratories, Inc.*	968	201,489
SiTime Corp.(a)*	113	39,025
Skyworks Solutions, Inc.(a)	6,264	335,437
Texas Instruments, Inc.(a)	776	150,653
		7,966,307
Software & Services — 10.2%
Accenture PLC, Class A (Ireland)	1,819	360,689
Adobe, Inc.(a)*	2,357	572,940
Agilysys, Inc.*	218	15,509
Amdocs Ltd. (Guernsey)	881	57,494
Appian Corp., Class A*	7,620	183,718
AppLovin Corp., Class A(a)*	457	181,886
Autodesk, Inc.*	348	83,311
AvePoint, Inc.*	9,119	86,722
Bentley Systems, Inc., Class B	1,065	37,403
Blackbaud, Inc.*	3,552	137,143
BlackBerry Ltd. (Canada)*	43,444	140,759
Box, Inc., Class A*	8,778	207,512
CCC Intelligent Solutions Holdings, Inc.*	5,105	30,630
CGI, Inc. (Canada)	650	47,515
Circle Internet Group, Inc.*	1,714	163,533
Clear Secure, Inc., Class A(a)	4,310	208,647
Cloudflare, Inc., Class A*	185	38,173
Cognizant Technology Solutions Corp., Class A	978	60,000
Crowdstrike Holdings, Inc., Class A(a)*	857	334,581
Daily Journal Corp.*	34	16,400
Descartes Systems Group, Inc. (The) (Canada)*	2,986	213,678
Docusign, Inc.*	1,618	76,709
Dolby Laboratories, Inc., Class A(a)	2,819	169,309
Dropbox, Inc., Class A(a)*	6,015	136,661
EPAM Systems, Inc.(a)*	1,299	175,885
Fastly, Inc., Class A(a)*	19,953	579,834
Fortinet, Inc.(a)*	2,996	244,833
Gartner, Inc.(a)*	1,294	204,892
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Gen Digital, Inc.	7,352	$ 138,438
Globant SA (Luxembourg)*	5,771	266,101
GoDaddy, Inc., Class A(a)*	3,700	305,879
Guidewire Software, Inc.(a)*	1,659	248,120
InterDigital, Inc.(a)	348	105,096
Intuit, Inc.(a)	698	301,801
LiveRamp Holdings, Inc.*	5,661	150,130
Microsoft Corp.(a)	1,763	652,610
NCR Voyix Corp.*	7,716	48,842
Nutanix, Inc., Class A(a)*	5,793	220,192
Okta, Inc.(a)*	11,372	895,090
Open Text Corp. (Canada)	1,603	35,651
Palo Alto Networks, Inc.*	171	27,415
Pegasystems, Inc.	287	12,215
Progress Software Corp.*	3,540	90,801
PTC, Inc.(a)*	2,462	350,810
Q2 Holdings, Inc.(a)*	5,400	255,420
Qualys, Inc.(a)*	3,565	313,185
RingCentral, Inc., Class A(a)	3,764	139,983
Roper Technologies, Inc.	502	177,638
Salesforce, Inc.(a)	1,375	256,671
ServiceNow, Inc.(a)*	1,434	149,925
Sprinklr, Inc., Class A*	13,605	81,630
Teradata Corp.(a)*	11,473	294,053
Trimble, Inc.(a)*	1,537	100,258
Twilio, Inc., Class A(a)*	495	62,281
UiPath, Inc., Class A(a)*	43,407	481,818
VeriSign, Inc.	151	37,502
Workday, Inc., Class A(a)*	1,649	214,238
Yext, Inc.*	6,737	25,870
Zoom Communications, Inc.(a)*	1,047	84,168
		11,290,197
Technology Hardware & Equipment — 4.7%
Amphenol Corp., Class A(a)	1,170	147,829
Apple, Inc.(a)	2,091	530,675
Arista Networks, Inc.*	1,116	137,022
Badger Meter, Inc.	145	22,091
Benchmark Electronics, Inc.	1,166	65,366
Calix, Inc.*	2,639	129,285
CDW Corp.	1,108	134,090
Cisco Systems, Inc.	1,245	96,600
Cognex Corp.	1,732	84,851
Daktronics, Inc.*	1,195	23,362
Dell Technologies, Inc., Class C(a)	2,329	382,259
Diebold Nixdorf, Inc.*	1,486	112,104
F5, Inc.(a)*	161	46,582

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
HP, Inc.(a)	6,724	$ 129,168
Ingram Micro Holding Corp.	857	19,977
Insight Enterprises, Inc.*	31	2,077
Itron, Inc.*	1,030	92,319
Jabil, Inc.(a)	604	160,441
Keysight Technologies, Inc.*	233	65,792
LightPath Technologies, Inc., Class A*	3,315	33,249
Motorola Solutions, Inc.	164	71,171
Napco Security Technologies, Inc.	1,751	68,972
NetApp, Inc.(a)	2,223	227,613
NetScout Systems, Inc.*	1,970	62,626
nLight, Inc.(a)*	5,194	296,162
Rogers Corp.*	388	41,644
Sandisk Corp.(a)*	836	531,144
Seagate Technology Holdings PLC (Ireland)	760	297,738
Super Micro Computer, Inc.(a)*	9,910	225,651
TD SYNNEX Corp.(a)	1,137	191,823
TE Connectivity PLC (Ireland)	817	170,769
Teledyne Technologies, Inc.*	89	53,846
Vistance Networks, Inc.(a)*	13,439	244,590
Western Digital Corp.(a)	1,149	310,793
		5,209,681
Telecommunication Services — 0.5%
Anterix, Inc.*	26	993
Array Digital Infrastructure, Inc.	4	184
AT&T, Inc.	869	25,192
Comcast Corp., Class A	847	24,317
IDT Corp., Class B	1,039	51,015
Rogers Communications, Inc., Class B (Canada)	2,431	93,472
T-Mobile US, Inc.	928	194,908
Verizon Communications, Inc.	2,208	110,842
		500,923
Transportation — 1.8%
Allegiant Travel Co.(a)*	3,722	301,631
Canadian Pacific Kansas City Ltd. (Canada)	1,414	111,225
CH Robinson Worldwide, Inc.(a)	936	155,441
CSX Corp.	2,279	93,553
Delta Air Lines, Inc.	281	18,681
Expeditors International of Washington, Inc.	1,023	146,524
GXO Logistics, Inc.*	2,322	120,396
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Heartland Express, Inc.	1,397	$ 14,529
JB Hunt Transport Services, Inc.(a)	1,317	279,072
Norfolk Southern Corp.	286	82,082
SkyWest, Inc.(a)*	1,826	167,682
Sun Country Airlines Holdings, Inc.*	2,730	45,100
TFI International, Inc. (Canada)	334	36,282
Uber Technologies, Inc.(a)*	2,327	167,381
Union Pacific Corp.	606	147,028
United Parcel Service, Inc., Class B	873	85,886
		1,972,493
Utilities — 1.2%
Algonquin Power & Utilities Corp. (Canada)	18,469	113,400
Ameren Corp.	176	19,346
American Electric Power Co., Inc.	260	34,081
American States Water Co.	793	59,967
American Water Works Co., Inc.	259	35,247
Atmos Energy Corp.	226	41,747
CenterPoint Energy, Inc.	2,239	96,635
Constellation Energy Corp.	396	110,583
Duke Energy Corp.(a)	1,428	186,982
Edison International(a)	637	46,616
Emera, Inc. (Canada)	170	8,818
FirstEnergy Corp.	1,816	91,998
Fortis, Inc. (Canada)	1,792	99,976
Hallador Energy Co.*	5,710	92,959
National Fuel Gas Co.(a)	349	32,792
OGE Energy Corp.	800	38,368
Public Service Enterprise Group, Inc.(a)	1,169	94,630
Southern Co. (The)	105	10,134
WEC Energy Group, Inc.	879	101,762
		1,316,041
TOTAL COMMON STOCKS (Cost $97,830,506)		97,400,899

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
SHORT-TERM INVESTMENT — 3.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(b)	4,260,313	$ 4,260,313
TOTAL SHORT-TERM INVESTMENT (Cost $4,260,313)		4,260,313

TOTAL INVESTMENTS - 91.9% (Cost $102,090,819)		101,661,212
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.1%		8,920,944
NET ASSETS - 100.0%		$110,582,156

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
(b)	Rate disclosed is the 7-day yield at March 31, 2026.
*	Non-income producing.
PLC	Public Limited Company
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
The portfolio matures between July 6, 2026 and March 20, 2031, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps.
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	01/21/31	390	$28,298	$27,082	$(351)
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	01/21/31	3,810	204,715	206,731	8,569
General Motors Co.	USFF +0.250%	Weekly	MS	07/18/30	1,021	60,960	76,064	17,245
Gentex Corp.	USFF +0.250%	Weekly	MS	01/21/31	1,786	39,983	39,024	267
Gentherm, Inc.	USFF +0.250%	Weekly	MS	01/21/31	75	2,135	2,084	4
Harley-Davidson, Inc.	USFF +0.250%	Weekly	MS	07/18/30	626	12,381	12,658	748
Magna International, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	480	25,350	26,789	2,280
Patrick Industries, Inc.	USFF +0.250%	Weekly	MS	01/21/31	67	7,305	7,442	352
Visteon Corp.	USFF +0.250%	Weekly	MS	09/13/29	784	58,848	71,430	14,874
Winnebago Industries, Inc.	USFF +0.250%	Weekly	MS	01/21/31	249	8,377	7,717	(462)
					9,288	448,352	477,021	43,526
Capital Goods
A. O. Smith Corp.	USFF -0.250%	Weekly	MS	09/17/29	186	11,608	12,265	1,005
Advanced Drainage Systems, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,332	206,344	182,657	(17,028)
AECOM	USFF +0.250%	Weekly	MS	01/21/31	962	84,535	81,597	(333)
AGCO Corp.	USFF +0.250%	Weekly	MS	01/21/31	103	11,626	11,935	658
Allegion PLC (Ireland)	USFF +0.250%	Weekly	MS	01/21/31	314	48,131	45,621	(894)
Allient, Inc.	USFF +0.250%	Weekly	MS	01/21/31	5	295	295	(1)
AMETEK, Inc.	USFF +0.250%	Weekly	MS	07/18/30	323	71,845	69,238	(296)
Amprius Technologies, Inc.	USFF +0.250%	Weekly	MS	01/21/31	5,278	96,652	88,987	(4,685)
API Group Corp.	USFF +0.250%	Weekly	MS	01/21/31	7,500	317,103	303,900	(3,401)
Applied Industrial Technologies, Inc.	USFF +0.250%	Weekly	MS	01/21/31	185	48,002	49,084	2,716
ATS Corp. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	17	480	479	4
Babcock & Wilcox Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/18/30	4,274	36,229	62,785	27,666
Ballard Power Systems, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	74	178	179	(4)
Blue Bird Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,670	84,731	94,839	12,720
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	01/21/31	53	38,981	37,548	(237)
Comfort Systems USA, Inc.	USFF +0.250%	Weekly	MS	01/21/31	30	40,727	41,370	1,901
Core & Main, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	2,963	149,846	146,372	1,153
Crane Co.	USFF +0.250%	Weekly	MS	01/21/31	540	99,238	92,340	(3,757)
Cummins, Inc.	USFF +0.250%	Weekly	MS	01/21/31	179	96,993	96,306	2,303
Deere & Co.	USFF +0.250%	Weekly	MS	07/18/30	91	46,366	51,260	6,560
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Douglas Dynamics, Inc.	USFF +0.250%	Weekly	MS	01/21/31	143	$6,108	$6,019	$109
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	01/21/31	35	25,700	25,841	947
EnerSys	USFF +0.250%	Weekly	MS	01/21/31	780	130,129	135,502	9,594
ESCO Technologies, Inc.	USFF +0.250%	Weekly	MS	07/18/30	122	23,077	34,327	11,973
Fastenal Co.	USFF +0.250%	Weekly	MS	01/21/31	153	6,945	7,099	461
Ferguson Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,925	452,473	449,025	11,161
Flowserve Corp.	USFF +0.250%	Weekly	MS	01/21/31	2,593	199,202	190,611	(1,923)
Fluor Corp.	USFF +0.250%	Weekly	MS	01/21/31	3,588	161,959	167,380	10,422
Fortive Corp.	USFF +0.250%	Weekly	MS	01/21/31	36	1,978	1,990	62
Gates Industrial Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/21/31	1,614	36,314	36,493	1,292
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	01/21/31	32	23,924	27,933	4,755
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/21/31	2	695	686	154
Graco, Inc.	USFF +0.250%	Weekly	MS	01/21/31	44	3,718	3,725	111
Graham Corp.	USFF +0.250%	Weekly	MS	01/21/31	9	695	710	26
Great Lakes Dredge & Dock Corp.	USFF +0.250%	Weekly	MS	01/21/31	734	12,444	12,478	409
Hayward Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	3,312	52,151	44,315	(6,234)
HEICO Corp.	USFF +0.250%	Weekly	MS	07/18/30	10	3,246	2,742	(413)
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	01/21/31	208	48,316	47,014	328
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	01/21/31	78	17,829	17,976	687
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	01/21/31	59	16,666	15,357	(709)
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	01/21/31	451	276,722	272,580	5,304
Microvast Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,623	13,523	8,435	(4,681)
Middleby Corp. (The)	USFF +0.250%	Weekly	MS	01/21/31	27	3,495	3,580	182
Moog, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	94	27,968	27,508	401
MYR Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	494	118,026	139,466	25,081
Nordson Corp.	USFF +0.250%	Weekly	MS	07/18/30	114	26,886	30,331	4,451
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,145	96,161	88,257	(4,448)
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/18/30	169	17,009	14,722	(1,698)
Plug Power, Inc.	USFF +0.250%	Weekly	MS	01/21/31	90,198	203,585	203,847	6,551
Regal Rexnord Corp.	USFF +0.250%	Weekly	MS	01/21/31	313	57,841	58,612	2,660
RTX Corp.	USFF +0.250%	Weekly	MS	01/21/31	207	42,044	39,930	(776)
Sensata Technologies Holding PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/17/30	2,604	54,207	91,713	40,291
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Simpson Manufacturing Co., Inc.	USFF +0.250%	Weekly	MS	01/21/31	271	$52,414	$46,509	$(4,294)
SiteOne Landscape Supply, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,375	191,132	183,026	(2,202)
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/21/31	63	23,545	22,883	144
Standex International Corp.	USFF +0.250%	Weekly	MS	01/21/31	26	6,239	6,626	600
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	01/21/31	3,777	315,767	268,394	(35,133)
Stantec, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	455	43,100	39,312	(2,364)
Terex Corp.	USFF +0.250%	Weekly	MS	09/13/29	4,824	254,092	285,098	39,510
Textron, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1,554	133,679	136,068	6,550
Toro Co. (The)	USFF +0.250%	Weekly	MS	07/18/30	190	14,242	17,754	4,132
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	03/12/29	2,628	132,476	202,855	75,135
Vertiv Holdings Co., Class A	USFF +0.250%	Weekly	MS	01/21/31	320	80,752	80,186	1,921
Vicor Corp.	USFF +0.250%	Weekly	MS	01/21/31	188	28,375	30,268	2,760
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	01/21/31	252	62,031	62,977	2,855
WillScot Holdings Corp.	USFF +0.250%	Weekly	MS	01/21/31	123	2,089	2,135	101
Woodward, Inc.	USFF +0.250%	Weekly	MS	01/21/31	29	10,371	10,380	319
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	01/21/31	29	32,567	31,633	66
Xylem, Inc.	USFF +0.250%	Weekly	MS	01/10/28	879	122,434	105,040	(13,192)
Zurn Elkay Water Solutions Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,826	119,033	126,718	11,824
					162,804	5,275,284	5,333,123	231,312
Commercial & Professional Services
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	01/21/31	613	132,301	124,549	(2,905)
Brink's Co. (The)	USFF +0.250%	Weekly	MS	07/18/30	377	41,888	39,069	(1,449)
CBIZ, Inc.	USFF +0.250%	Weekly	MS	01/21/31	2,032	56,105	54,559	180
Copart, Inc.	USFF +0.250%	Weekly	MS	01/21/31	2,823	96,578	93,724	123
CRA International, Inc.	USFF +0.250%	Weekly	MS	07/18/30	335	55,779	54,230	321
CSG Systems International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	140	8,322	11,192	3,274
Equifax, Inc.	USFF +0.250%	Weekly	MS	01/21/31	148	25,494	26,650	1,934
Exponent, Inc.	USFF +0.250%	Weekly	MS	01/21/31	142	9,293	9,266	249
First Advantage Corp.	USFF +0.250%	Weekly	MS	09/13/29	929	10,584	10,925	658
FTI Consulting, Inc.	USFF +0.250%	Weekly	MS	01/21/31	192	31,284	33,940	3,613
GFL Environmental, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	230	9,178	9,596	719
Healthcare Services Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,831	26,437	33,965	8,336
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Huron Consulting Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	169	$23,992	$21,546	$(1,714)
Interface, Inc.	USFF +0.250%	Weekly	MS	01/21/31	132	3,340	3,289	44
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	07/18/30	330	43,704	42,002	(328)
KBR, Inc.	USFF +0.250%	Weekly	MS	01/21/31	34	1,247	1,253	34
Korn Ferry	USFF +0.250%	Weekly	MS	01/17/30	239	14,751	15,045	1,001
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	203	36,910	31,571	(4,094)
Montrose Environmental Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	364	8,778	7,968	(549)
Paychex, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,013	107,233	93,318	(9,777)
Paylocity Holding Corp.	USFF +0.250%	Weekly	MS	01/21/31	111	11,984	11,992	368
Pitney Bowes, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,593	29,844	39,703	11,850
Planet Labs PBC	USFF +0.250%	Weekly	MS	07/18/30	263	4,529	7,351	3,986
Robert Half, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,152	26,173	29,261	3,896
SS&C Technologies Holdings, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,036	73,971	70,003	(1,448)
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,461	45,736	44,005	(327)
Thomson Reuters Corp. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	567	70,124	51,019	(16,634)
TriNet Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	136	7,740	4,954	(2,665)
Upwork, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,670	122,935	105,983	(13,158)
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	678	65,000	59,949	(2,574)
Verisk Analytics, Inc.	USFF +0.250%	Weekly	MS	01/10/28	312	59,043	59,202	2,171
Waste Management, Inc.	USFF +0.250%	Weekly	MS	01/21/31	173	39,375	39,754	1,695
Willdan Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	798	74,409	61,095	(11,092)
					32,226	1,374,061	1,301,928	(24,262)
Consumer Discretionary Distribution & Retail
American Eagle Outfitters, Inc.	USFF +0.250%	Weekly	MS	01/21/31	3,134	53,972	52,338	25
AutoZone, Inc.	USFF +0.250%	Weekly	MS	01/21/31	26	87,621	87,822	2,902
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,989	36,302	37,135	2,267
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	01/17/30	28	1,737	1,798	184
Boot Barn Holdings, Inc.	USFF +0.250%	Weekly	MS	01/21/31	492	86,063	72,009	(11,402)
Buckle, Inc. (The)	USFF +0.250%	Weekly	MS	01/17/30	809	41,551	40,741	2,172
Carvana Co.	USFF +0.250%	Weekly	MS	01/21/31	387	118,846	121,665	6,486
Chewy, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	2,298	56,129	62,046	7,643
Dillard's, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	26	15,696	14,875	(338)
eBay, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,007	89,875	91,657	4,717
Etsy, Inc.	USFF +0.250%	Weekly	MS	01/21/31	124	5,955	6,198	416
Five Below, Inc.	USFF +0.250%	Weekly	MS	01/21/31	135	31,105	30,845	691
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Floor & Decor Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	1,565	$97,825	$79,502	$(15,307)
Gap, Inc. (The)	USFF +0.250%	Weekly	MS	01/21/31	1,188	27,413	28,750	2,174
Genuine Parts Co.	USFF +0.250%	Weekly	MS	01/21/31	107	10,963	11,315	680
GigaCloud Technology, Inc., Class A (Cayman Islands)	USFF +0.250%	Weekly	MS	01/21/31	181	6,387	8,214	2,014
Gold.com, Inc.	USFF +0.250%	Weekly	MS	01/21/31	2	79	80	(7)
Kohl's Corp.	USFF +0.250%	Weekly	MS	07/18/30	10,059	180,097	129,761	(42,614)
LKQ Corp.	USFF +0.250%	Weekly	MS	01/21/31	2,218	69,736	65,143	(1,944)
Macy's, Inc.	USFF +0.250%	Weekly	MS	01/21/31	2,775	49,745	50,200	2,315
National Vision Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,666	45,119	43,149	(584)
Ollie's Bargain Outlet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,002	99,489	92,224	(4,197)
O'Reilly Automotive, Inc.	USFF +0.250%	Weekly	MS	01/21/31	583	53,821	53,817	1,651
Petco Health & Wellness Co., Inc.	USFF +0.250%	Weekly	MS	09/13/29	22,267	73,455	61,902	(9,319)
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9	1,942	1,950	57
Sally Beauty Holdings, Inc.	USFF +0.250%	Weekly	MS	09/13/29	4,735	50,726	65,580	16,363
Signet Jewelers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/18/30	294	24,485	24,884	1,237
Sonic Automotive, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	167	11,084	11,451	752
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/17/30	200	24,709	31,940	8,227
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	07/18/30	40	25,766	20,908	(4,356)
Urban Outfitters, Inc.	USFF +0.250%	Weekly	MS	07/18/30	781	52,865	49,476	(1,935)
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	01/21/31	17	3,002	3,100	188
Winmark Corp.	USFF +0.250%	Weekly	MS	07/18/30	47	19,125	20,095	1,778
					60,358	1,552,685	1,472,570	(27,064)
Consumer Durables & Apparel
BRP, Inc., sub-voting shares (Canada)	USFF +0.250%	Weekly	MS	07/18/30	503	33,952	36,120	3,275
Callaway Golf Co.	USFF +0.250%	Weekly	MS	07/18/30	2,210	24,806	30,675	6,625
Capri Holdings Ltd. (British Virgin Islands)	USFF +0.250%	Weekly	MS	01/21/31	4,006	79,928	70,586	(6,879)
Champion Homes, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,560	126,328	116,017	(6,413)
Columbia Sportswear Co.	USFF +0.250%	Weekly	MS	01/21/31	1,234	73,407	67,636	(3,259)
Cricut, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	18	69	67	(11)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,716	$172,131	$171,754	$4,939
Figs, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	466	6,821	6,883	262
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/18/30	363	32,683	33,977	2,472
Installed Building Products, Inc.	USFF +0.250%	Weekly	MS	01/21/31	129	34,231	34,204	1,022
La-Z-Boy, Inc.	USFF +0.250%	Weekly	MS	07/18/30	697	25,798	22,402	(2,461)
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,191	8,518	11,767	3,664
Lululemon Athletica, Inc.	USFF +0.250%	Weekly	MS	01/21/31	228	34,683	34,907	1,286
NVR, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3	20,836	19,769	(433)
Peloton Interactive, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	24,924	138,640	106,924	(29,151)
Polaris, Inc.	USFF +0.250%	Weekly	MS	01/21/31	707	39,255	38,531	433
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	01/21/31	32	10,949	11,008	416
SharkNinja, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/21/31	285	33,595	30,182	(2,414)
Smith & Wesson Brands, Inc.	USFF +0.250%	Weekly	MS	01/21/31	31	447	444	1
Somnigroup International, Inc.	USFF +0.250%	Weekly	MS	07/18/30	133	11,435	9,831	(1,222)
Sonos, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,640	45,983	48,776	4,205
Tapestry, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,126	168,642	158,890	(4,123)
Under Armour, Inc., Class C	USFF +0.250%	Weekly	MS	01/21/31	3,124	18,243	18,088	399
VF Corp.	USFF +0.250%	Weekly	MS	01/21/31	524	8,631	8,903	528
Wolverine World Wide, Inc.	USFF +0.250%	Weekly	MS	01/21/31	2,448	41,490	39,951	(266)
					51,298	1,191,501	1,128,292	(27,105)
Consumer Services
Accel Entertainment, Inc.	USFF +0.250%	Weekly	MS	01/21/31	212	2,386	2,313	(10)
BJ's Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/17/30	246	8,010	8,635	861
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6	24,725	25,262	1,291
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,854	176,915	152,269	(19,182)
Brinker International, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,045	142,475	149,195	11,271
Cheesecake Factory, Inc. (The)	USFF +0.250%	Weekly	MS	01/21/31	277	15,251	15,166	376
Chipotle Mexican Grill, Inc.	USFF +0.250%	Weekly	MS	01/21/31	3,371	111,184	107,906	152
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/21/31	12	2,351	2,352	64
Domino's Pizza, Inc.	USFF +0.250%	Weekly	MS	07/18/30	319	120,470	114,454	(1,978)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
DoorDash, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	289	$43,327	$43,393	$1,396
Driven Brands Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,851	23,302	23,341	750
Duolingo, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,736	173,434	171,118	3,040
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	01/21/31	10	2,262	2,309	106
Frontdoor, Inc.	USFF +0.250%	Weekly	MS	01/21/31	337	18,620	17,814	(241)
Hyatt Hotels Corp., Class A	USFF +0.250%	Weekly	MS	01/21/31	548	88,339	78,797	(6,770)
Las Vegas Sands Corp.	USFF +0.250%	Weekly	MS	01/21/31	207	11,243	11,153	247
Lincoln Educational Services Corp.	USFF +0.250%	Weekly	MS	01/21/31	26	1,052	1,058	28
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	29	9,376	9,485	389
McDonald's Corp.	USFF +0.250%	Weekly	MS	01/21/31	301	96,821	93,548	(287)
MGM Resorts International	USFF -0.250%	Weekly	MS	09/17/29	315	10,790	11,658	1,191
Monarch Casino & Resort, Inc.	USFF +0.250%	Weekly	MS	01/07/27	112	10,913	10,707	182
Papa John's International, Inc.	USFF +0.250%	Weekly	MS	07/18/30	335	10,675	10,857	479
Penn Entertainment, Inc.	USFF +0.250%	Weekly	MS	01/21/31	6,433	93,321	96,688	6,222
Perdoceo Education Corp.	USFF +0.250%	Weekly	MS	01/21/31	828	28,624	30,810	3,093
Planet Fitness, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	709	63,298	52,735	(8,731)
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	07/18/30	418	32,915	34,677	3,006
Viking Holdings Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/21/31	1,451	103,675	106,619	5,826
Wingstop, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,070	217,035	165,818	(44,354)
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	09/13/29	589	87,028	91,578	8,297
					24,936	1,729,817	1,641,715	(33,286)
Consumer Staples Distribution & Retail
Dollar General Corp.	USFF +0.250%	Weekly	MS	01/21/31	1,965	258,894	233,304	(17,589)
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	01/21/31	3,912	449,643	428,403	(7,336)
Kroger Co. (The)	USFF +0.250%	Weekly	MS	01/21/31	19	1,404	1,375	4
Maplebear, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,896	68,801	71,024	4,342
Sysco Corp.	USFF +0.250%	Weekly	MS	07/18/30	151	10,838	10,771	258
Target Corp.	USFF +0.250%	Weekly	MS	07/18/30	651	71,995	78,901	9,622
United Natural Foods, Inc.	USFF +0.250%	Weekly	MS	09/13/29	4,271	124,613	192,451	72,470
					12,865	986,188	1,016,229	61,771
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy
Antero Midstream Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,441	$24,457	$32,855	$9,613
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/18/30	1,625	81,949	99,206	20,106
Baytex Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	9,842	43,108	43,994	2,252
Borr Drilling Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/18/30	11,460	58,009	66,124	9,899
Bristow Group, Inc.	USFF +0.250%	Weekly	MS	01/21/31	149	6,676	6,987	515
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	6,354	310,409	309,630	11,571
Cheniere Energy, Inc.	USFF +0.250%	Weekly	MS	01/21/31	61	14,213	17,309	3,525
Chevron Corp.	USFF +0.250%	Weekly	MS	01/21/31	482	91,036	99,726	11,496
CNX Resources Corp.	USFF +0.250%	Weekly	MS	07/18/30	6,542	248,260	252,194	11,606
ConocoPhillips	USFF +0.250%	Weekly	MS	01/21/31	762	83,074	100,584	20,315
Delek US Holdings, Inc.	USFF +0.250%	Weekly	MS	01/21/31	289	13,347	13,025	81
Devon Energy Corp.	USFF +0.250%	Weekly	MS	01/21/31	81	4,204	4,076	(9)
Dorian LPG Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/21/31	104	3,488	3,557	166
Enbridge, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	448	22,948	24,255	1,939
Expand Energy Corp.	USFF +0.250%	Weekly	MS	01/21/31	1,114	117,873	122,295	8,360
Expro Group Holdings NV (Netherlands)	USFF +0.250%	Weekly	MS	07/18/30	854	11,403	14,868	3,807
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	07/18/30	599	84,063	101,626	21,988
Forum Energy Technologies, Inc.	USFF +0.250%	Weekly	MS	01/21/31	182	10,521	10,676	470
Green Plains, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,897	27,606	31,206	4,443
Gulfport Energy Corp.	USFF +0.250%	Weekly	MS	07/18/30	455	84,062	96,264	14,793
Halliburton Co.	USFF +0.250%	Weekly	MS	01/17/30	3,162	96,830	123,286	30,344
Innovex International, Inc.	USFF +0.250%	Weekly	MS	07/18/30	869	20,874	21,195	956
Kodiak Gas Services, Inc.	USFF +0.250%	Weekly	MS	07/18/30	4	130	233	100
Northern Oil & Gas, Inc.	USFF +0.250%	Weekly	MS	01/21/31	2,681	75,728	78,366	6,177
NOV, Inc.	USFF +0.250%	Weekly	MS	01/21/31	2,184	41,316	41,081	1,230
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,990	84,121	129,350	48,776
Oceaneering International, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,351	47,781	47,920	1,606
Oil States International, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,335	16,487	15,539	(448)
Patterson-UTI Energy, Inc.	USFF +0.250%	Weekly	MS	01/21/31	3,732	30,363	40,418	11,913
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Peabody Energy Corp.	USFF +0.250%	Weekly	MS	01/21/31	4,400	$144,883	$144,980	$4,731
Range Resources Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,962	71,756	88,643	19,888
REX American Resources Corp.	USFF +0.250%	Weekly	MS	01/21/31	22	1,028	1,003	(4)
SFL Corp. Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/18/30	2,690	27,141	29,025	3,058
Tidewater, Inc.	USFF +0.250%	Weekly	MS	01/17/30	884	38,029	73,858	37,033
Transocean Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/21/31	3,709	23,327	24,591	1,976
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/18/30	325	57,954	80,301	24,570
World Kinect Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,709	40,677	39,427	1,010
					77,750	2,159,131	2,429,673	349,852
Financial Services
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/31/26	181	51,335	86,735	36,978
Blackrock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	33	23,433	31,736	10,063
Block, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,195	70,368	71,915	3,714
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	221	51,726	62,116	12,367
CME Group, Inc.	USFF +0.250%	Weekly	MS	01/21/31	133	41,716	39,282	(596)
Corpay, Inc.	USFF +0.250%	Weekly	MS	09/13/29	162	51,729	47,140	(2,999)
Donnelley Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	01/21/31	386	18,379	18,196	375
FactSet Research Systems, Inc.	USFF +0.250%	Weekly	MS	01/21/31	80	18,126	17,359	(129)
Fidelity National Information Services, Inc.	USFF +0.250%	Weekly	MS	01/21/31	832	45,128	39,029	(4,354)
Fiserv, Inc.	USFF +0.250%	Weekly	MS	01/17/30	664	64,165	37,051	(25,139)
Flywire Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,566	20,231	18,228	(1,387)
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	07/08/27	812	17,897	19,179	5,427
Moody's Corp.	USFF +0.250%	Weekly	MS	01/21/31	1	413	436	27
Morningstar, Inc.	USFF +0.250%	Weekly	MS	01/21/31	99	15,817	16,736	1,398
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	01/21/31	522	43,421	44,313	2,365
Paymentus Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	3,580	110,487	90,932	(16,147)
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,010	57,395	45,682	(9,806)
S&P Global, Inc.	USFF +0.250%	Weekly	MS	01/21/31	94	38,456	39,982	2,790
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	233	23,381	21,003	2,750
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	195	63,818	58,937	(2,848)
					11,999	827,421	805,987	14,849
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	28	1,583	1,848	503
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Campbell's Company (The)	USFF +0.250%	Weekly	MS	01/21/31	246	$5,865	$5,478	$806
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	01/21/31	648	48,880	49,280	1,954
Coca-Cola Consolidated, Inc.	USFF +0.250%	Weekly	MS	07/18/30	69	10,643	13,230	2,919
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,821	32,221	28,626	(2,608)
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	314	51,823	47,100	(2,310)
Dole PLC (Ireland)	USFF +0.250%	Weekly	MS	07/18/30	755	10,549	10,789	677
Fresh Del Monte Produce, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/17/30	655	22,306	26,370	5,167
Freshpet, Inc.	USFF +0.250%	Weekly	MS	07/18/30	638	38,630	37,616	171
General Mills, Inc.	USFF +0.250%	Weekly	MS	07/18/30	935	40,895	34,801	(4,840)
Hormel Foods Corp.	USFF +0.250%	Weekly	MS	01/21/31	889	20,767	20,136	1
J & J Snack Foods Corp.	USFF -0.250%	Weekly	MS	09/17/29	474	42,605	37,574	(3,172)
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	01/21/31	1,273	139,240	122,768	(12,174)
McCormick & Co., Inc., non-voting shares	USFF +0.250%	Weekly	MS	01/21/31	53	3,207	2,673	(445)
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	08/31/26	764	38,239	32,898	(2,652)
Monster Beverage Corp.	USFF +0.250%	Weekly	MS	01/17/30	124	7,915	8,985	1,304
National Beverage Corp.	USFF +0.250%	Weekly	MS	07/18/30	173	5,622	5,821	363
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	07/18/30	732	105,347	113,672	12,092
Simply Good Foods Co. (The)	USFF +0.250%	Weekly	MS	07/18/30	5,455	99,099	78,279	(17,764)
Turning Point Brands, Inc.	USFF +0.250%	Weekly	MS	01/21/31	160	14,311	13,886	(21)
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	310	16,468	19,862	4,198
					16,516	756,215	711,692	(15,831)
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	01/21/31	1,065	116,594	109,344	(3,546)
Align Technology, Inc.	USFF +0.250%	Weekly	MS	01/21/31	2,114	362,463	362,403	11,146
Alphatec Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	723	11,333	7,866	(3,127)
Ardent Health, Inc.	USFF +0.250%	Weekly	MS	01/21/31	205	1,821	1,755	(21)
Aveanna Healthcare Holdings, Inc.	USFF +0.250%	Weekly	MS	01/21/31	417	2,707	2,685	51
Boston Scientific Corp.	USFF +0.250%	Weekly	MS	01/21/31	1,380	101,755	86,595	(12,022)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Butterfly Network, Inc.	USFF +0.250%	Weekly	MS	07/18/30	21,201	$78,269	$85,652	$9,794
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/18/30	469	99,445	99,104	2,812
Cencora, Inc.	USFF +0.250%	Weekly	MS	07/18/30	227	80,707	71,310	(6,781)
Chemed Corp.	USFF +0.250%	Weekly	MS	07/18/30	43	17,442	16,243	(653)
Cigna Group (The)	USFF +0.250%	Weekly	MS	01/21/31	294	78,373	78,424	2,499
CONMED Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,330	54,444	47,029	(5,741)
CorVel Corp.	USFF +0.250%	Weekly	MS	01/17/30	563	43,411	30,768	(11,311)
DaVita, Inc.	USFF +0.250%	Weekly	MS	01/21/31	36	4,850	5,533	822
Dexcom, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,887	123,782	118,504	(1,459)
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	07/18/30	72	20,792	21,078	1,050
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/21/31	253	18,439	18,009	129
Guardian Pharmacy Services, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	314	9,692	11,825	2,423
Haemonetics Corp.	USFF +0.250%	Weekly	MS	01/21/31	663	41,488	37,367	(2,848)
HealthEquity, Inc.	USFF +0.250%	Weekly	MS	01/21/31	568	46,336	47,468	2,555
ICU Medical, Inc.	USFF +0.250%	Weekly	MS	01/21/31	323	44,250	41,715	(1,176)
Innovage Holding Corp.	USFF +0.250%	Weekly	MS	01/21/31	18	142	144	(4)
Insulet Corp.	USFF +0.250%	Weekly	MS	01/21/31	106	22,150	22,243	768
LeMaitre Vascular, Inc.	USFF +0.250%	Weekly	MS	07/18/30	170	14,327	18,559	4,715
LifeStance Health Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,595	7,945	10,160	2,450
McKesson Corp.	USFF +0.250%	Weekly	MS	01/21/31	121	105,333	104,709	2,625
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	07/18/30	393	37,156	34,053	(1,685)
Merit Medical Systems, Inc.	USFF +0.250%	Weekly	MS	07/18/30	53	4,192	3,653	(420)
PACS Group, Inc.	USFF +0.250%	Weekly	MS	01/21/31	256	8,837	8,223	(351)
Pediatrix Medical Group, Inc.	USFF +0.250%	Weekly	MS	03/12/29	3,293	50,283	70,437	21,699
Privia Health Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,879	41,203	38,651	(1,288)
Progyny, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,290	110,306	89,824	(17,079)
Quest Diagnostics, Inc.	USFF +0.250%	Weekly	MS	01/21/31	95	19,371	18,618	(164)
ResMed, Inc.	USFF +0.250%	Weekly	MS	07/18/30	398	91,251	89,343	912
Schrodinger, Inc./United States	USFF +0.250%	Weekly	MS	01/21/31	1,127	13,964	12,803	(739)
Select Medical Holdings Corp.	USFF +0.250%	Weekly	MS	09/13/29	1,767	27,036	28,784	2,724
Solventum Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,133	162,929	139,285	(18,724)
Stryker Corp.	USFF +0.250%	Weekly	MS	01/21/31	819	292,006	269,115	(13,156)
Tenet Healthcare Corp.	USFF +0.250%	Weekly	MS	01/21/31	609	133,848	114,924	(14,793)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
TransMedics Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,380	$162,992	$137,186	$(20,773)
UFP Technologies, Inc.	USFF +0.250%	Weekly	MS	07/18/30	280	58,310	54,208	(2,335)
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	01/21/31	283	76,748	76,577	2,204
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	07/18/30	132	26,503	23,624	(2,254)
Veeva Systems, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	534	94,924	93,802	1,805
Waystar Holding Corp.	USFF +0.250%	Weekly	MS	01/17/30	3,686	116,064	88,869	(23,627)
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/21/31	167	15,484	15,100	124
					60,731	3,051,697	2,863,571	(92,770)
Household & Personal Products
BellRing Brands, Inc.	USFF +0.250%	Weekly	MS	07/18/30	2,811	74,445	45,229	(26,923)
Church & Dwight Co., Inc.	USFF +0.250%	Weekly	MS	07/18/30	608	51,610	56,739	6,992
Clorox Co. (The)	USFF +0.250%	Weekly	MS	01/21/31	636	71,982	65,909	(3,799)
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	01/21/31	1,151	107,302	98,100	(5,885)
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	01/10/28	2,481	198,844	178,061	(14,653)
Kenvue, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,233	22,418	21,257	(478)
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	01/21/31	3	290	289	(2)
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	01/21/31	280	44,472	40,443	(2,637)
Reynolds Consumer Products, Inc.	USFF +0.250%	Weekly	MS	01/21/31	470	10,868	9,955	(493)
					9,673	582,231	515,982	(47,878)
Materials
Agnico Eagle Mines Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	1,265	237,335	256,770	26,769
Alamos Gold, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	01/21/31	3,752	168,789	166,701	3,176
Albemarle Corp.	USFF +0.250%	Weekly	MS	01/21/31	1,408	231,763	252,778	28,747
Americas Gold & Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	3,886	25,056	20,285	(4,540)
Amrize Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/21/31	5,114	299,872	286,486	(4,117)
Axalta Coating Systems Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/21/31	366	9,637	10,138	789
Ball Corp.	USFF +0.250%	Weekly	MS	01/21/31	588	36,507	34,757	(550)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Cabot Corp.	USFF +0.250%	Weekly	MS	07/18/30	236	$14,185	$17,773	$4,229
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	01/21/31	491	47,270	63,751	17,939
Coeur Mining, Inc.	USFF +0.250%	Weekly	MS	01/21/31	568	13,684	10,661	(2,610)
Compass Minerals International, Inc.	USFF +0.250%	Weekly	MS	07/18/30	91	1,610	2,125	568
Corteva, Inc.	USFF +0.250%	Weekly	MS	01/21/31	191	13,849	15,989	2,592
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	07/18/30	7,461	351,070	341,714	2,936
Ecolab, Inc.	USFF +0.250%	Weekly	MS	01/21/31	306	85,106	81,402	(953)
First Majestic Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	1,264	36,158	27,151	(7,890)
Fortuna Mining Corp. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	5,050	48,322	50,146	3,309
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	01/21/31	626	39,101	36,796	(1,105)
Galiano Gold, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	260	620	653	41
Graphic Packaging Holding Co.	USFF +0.250%	Weekly	MS	01/21/31	563	7,272	5,596	(1,399)
Hecla Mining Co.	USFF +0.250%	Weekly	MS	01/21/31	1,803	36,536	33,590	(1,823)
IAMGOLD Corp. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	7,837	165,918	147,492	(13,302)
Ingevity Corp.	USFF +0.250%	Weekly	MS	09/13/29	337	13,511	24,005	10,901
Kinross Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	4,908	161,130	149,792	(6,234)
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/21/31	97	46,932	48,089	2,642
LSB Industries, Inc.	USFF +0.250%	Weekly	MS	01/21/31	13	196	194	(7)
Newmont Corp.	USFF +0.250%	Weekly	MS	01/21/31	1,083	110,319	117,235	10,324
Pan American Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	2,893	147,606	158,045	15,058
Perimeter Solutions, Inc.	USFF +0.250%	Weekly	MS	01/21/31	545	14,417	13,309	(779)
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	01/21/31	123	12,491	13,146	1,059
RPM International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	268	26,445	26,639	961
Santacruz Silver Mining Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	52	411	446	37
Silgan Holdings, Inc.	USFF +0.250%	Weekly	MS	01/21/31	96	3,701	3,725	128
Smurfit Westrock PLC (Ireland)	USFF +0.250%	Weekly	MS	01/21/31	291	13,042	11,596	(1,027)
Sonoco Products Co.	USFF +0.250%	Weekly	MS	01/21/31	1,537	82,830	83,136	2,958
Southern Copper Corp.	USFF +0.250%	Weekly	MS	01/21/31	253	42,307	43,531	2,523
SSR Mining, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	2,564	73,524	75,382	3,871
Steel Dynamics, Inc.	USFF +0.250%	Weekly	MS	07/18/30	258	38,508	46,440	9,400
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Teck Resources Ltd., Class B (Canada)	USFF +0.250%	Weekly	MS	01/21/31	5,686	$295,091	$294,250	$6,633
TriMas Corp.	USFF +0.250%	Weekly	MS	01/21/31	391	14,395	14,053	93
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	01/17/30	162	44,082	44,113	1,540
					64,683	3,010,598	3,029,880	112,887
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	528	162,800	151,832	(5,834)
Cargurus, Inc.	USFF +0.250%	Weekly	MS	01/21/31	2,174	66,165	74,025	9,896
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	242	51,341	52,243	2,480
EchoStar Corp., Class A	USFF +0.250%	Weekly	MS	01/21/31	474	52,007	55,491	5,177
EverQuote, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	747	14,476	11,519	(2,521)
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/21/31	286	16,445	16,702	807
Grindr, Inc.	USFF +0.250%	Weekly	MS	07/18/30	2,873	36,210	34,735	(366)
John Wiley & Sons, Inc., Class A	USFF +0.250%	Weekly	MS	09/13/29	560	23,322	21,336	(552)
Madison Square Garden Entertainment Corp.	USFF +0.250%	Weekly	MS	01/21/31	219	13,086	12,901	210
Match Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	758	23,787	23,278	293
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	418	251,671	239,150	(4,615)
MNTN, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	134	1,183	1,179	22
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/21/31	110	9,084	10,577	1,762
News Corp., Class A	USFF +0.250%	Weekly	MS	07/18/30	1,711	44,590	42,655	(394)
QuinStreet, Inc.	USFF +0.250%	Weekly	MS	01/17/30	574	8,188	6,894	(1,115)
Reddit, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	63	7,689	8,483	1,276
Roku, Inc.	USFF +0.250%	Weekly	MS	07/18/30	824	75,230	77,967	5,054
Spotify Technology SA (Luxembourg)	USFF +0.250%	Weekly	MS	01/21/31	133	63,577	64,493	2,709
Trade Desk, Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/21/31	579	15,732	13,138	(2,118)
TripAdvisor, Inc.	USFF +0.250%	Weekly	MS	07/18/30	2,172	29,646	23,154	(6,182)
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	01/21/31	1,213	124,328	116,909	(3,582)
Warner Music Group Corp., Class A	USFF +0.250%	Weekly	MS	07/18/30	4,209	116,341	107,498	(4,689)
Yelp, Inc.	USFF +0.250%	Weekly	MS	03/12/29	2,162	62,951	53,488	(7,946)
Ziff Davis, Inc.	USFF +0.250%	Weekly	MS	01/17/30	488	14,800	20,476	6,415
					23,651	1,284,649	1,240,123	(3,813)
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	3,134	53,549	66,535	14,714
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Adaptive Biotechnologies Corp.	USFF +0.250%	Weekly	MS	01/17/30	590	$6,009	$8,189	$2,355
AnaptysBio, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,085	66,298	60,174	(4,084)
ANI Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,379	114,927	106,045	(5,336)
Annexon, Inc.	USFF +0.250%	Weekly	MS	01/21/31	30	164	166	(3)
Arbutus Biopharma Corp. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	207	909	932	40
Arrowhead Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/18/30	546	30,447	34,234	4,719
Aurinia Pharmaceuticals, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	2,777	41,644	41,155	789
Azenta, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,131	54,529	45,028	(7,824)
BioCryst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/21/31	11,519	103,326	109,661	9,521
Biogen, Inc.	USFF +0.250%	Weekly	MS	01/21/31	24	4,511	4,400	17
Bio-Rad Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	378	103,220	105,367	5,331
Bio-Techne Corp.	USFF +0.250%	Weekly	MS	01/21/31	332	16,690	17,350	1,247
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/21/31	201	11,574	12,191	964
CareDx, Inc.	USFF +0.250%	Weekly	MS	07/18/30	2,237	38,730	38,834	1,292
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	01/21/31	412	65,098	71,070	7,976
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,585	65,265	52,416	(10,840)
Exelixis, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,919	78,805	82,306	5,929
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/21/31	369	52,684	51,428	482
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,302	36,528	36,469	1,061
Harrow, Inc.	USFF +0.250%	Weekly	MS	01/21/31	742	26,798	26,163	184
Incyte Corp.	USFF +0.250%	Weekly	MS	01/21/31	742	70,125	69,837	1,872
Indivior Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/18/30	4,872	155,253	148,499	(1,961)
Innoviva, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,510	28,245	35,183	7,802
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	225	44,232	38,372	(4,502)
Ligand Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/18/30	130	20,153	25,955	6,414
Liquidia Corp.	USFF +0.250%	Weekly	MS	01/21/31	147	5,371	5,548	332
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	01/21/31	13	$1,397	$1,564	$210
ORIC Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/21/31	21	265	266	(2)
Pfizer, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,498	36,613	42,064	7,298
Regeneron Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/21/31	7	5,269	5,408	292
Relay Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,412	14,188	14,049	289
Soleno Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/21/31	555	17,494	18,581	1,618
Sotera Health Co.	USFF +0.250%	Weekly	MS	01/21/31	943	14,017	13,523	(128)
Spyre Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/21/31	26	1,214	1,311	124
Tango Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/21/31	880	17,133	18,410	1,796
Terns Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/21/31	409	21,622	21,562	599
Theravance Biopharma, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/18/30	820	15,012	13,309	(1,250)
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	01/21/31	81	42,978	39,814	(1,809)
Veracyte, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,707	67,583	54,982	(10,937)
Viatris, Inc.	USFF +0.250%	Weekly	MS	01/21/31	536	7,104	7,241	346
Vir Biotechnology, Inc.	USFF +0.250%	Weekly	MS	01/21/31	286	2,465	2,563	163
Zoetis, Inc.	USFF -0.250%	Weekly	MS	07/11/28	366	45,845	43,265	(1,172)
					50,085	1,605,283	1,591,419	35,928
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	01/21/31	498	100,502	101,308	3,906
Allegro MicroSystems, Inc.	USFF +0.250%	Weekly	MS	01/21/31	8,857	319,580	279,261	(30,441)
Analog Devices, Inc.	USFF +0.250%	Weekly	MS	01/21/31	315	97,788	100,214	5,441
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	01/21/31	452	159,538	154,489	27
AXT, Inc.	USFF +0.250%	Weekly	MS	07/18/30	3,296	113,821	187,806	77,496
Broadcom, Inc.	USFF +0.250%	Weekly	MS	01/21/31	85	28,021	26,308	(567)
Cirrus Logic, Inc.	USFF +0.250%	Weekly	MS	01/21/31	817	112,179	118,155	9,436
Credo Technology Group Holding Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/21/31	1,319	143,409	123,815	(15,168)
First Solar, Inc.	USFF +0.250%	Weekly	MS	01/21/31	781	154,544	154,060	4,288
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Ichor Holdings Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/21/31	1,117	$50,744	$52,063	$2,879
KLA Corp.	USFF +0.250%	Weekly	MS	01/21/31	18	26,006	26,503	1,338
Kulicke & Soffa Industries, Inc.	USFF +0.250%	Weekly	MS	01/21/31	970	63,501	63,748	2,296
Lam Research Corp.	USFF +0.250%	Weekly	MS	01/21/31	851	175,651	181,825	11,599
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,318	531,931	445,273	(70,001)
NVIDIA Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,459	266,806	254,450	(4,085)
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	01/21/31	278	63,994	54,727	(7,058)
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/21/31	1,411	82,891	87,369	7,032
Qnity Electronics, Inc.	USFF +0.250%	Weekly	MS	01/21/31	134	14,875	15,461	1,036
Qorvo, Inc.	USFF +0.250%	Weekly	MS	07/18/30	675	53,341	52,245	469
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,326	203,537	170,762	(24,011)
Semtech Corp.	USFF +0.250%	Weekly	MS	01/21/31	359	27,626	27,604	762
Silicon Laboratories, Inc.	USFF +0.250%	Weekly	MS	01/21/31	297	61,084	61,821	2,616
SiTime Corp.	USFF +0.250%	Weekly	MS	07/18/30	84	29,578	29,009	206
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,789	213,674	202,901	739
Texas Instruments, Inc.	USFF +0.250%	Weekly	MS	01/21/31	232	47,629	45,040	(6,398)
					30,738	3,142,250	3,016,217	(26,163)
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/21/31	2,195	461,779	435,247	(12,254)
Adobe, Inc.	USFF +0.250%	Weekly	MS	01/21/31	612	148,651	148,765	4,703
Agilysys, Inc.	USFF +0.250%	Weekly	MS	07/18/30	143	15,942	10,173	(5,287)
Amdocs Ltd. (Guernsey)	USFF +0.250%	Weekly	MS	01/21/31	105	7,292	6,852	(165)
Appian Corp., Class A	USFF +0.250%	Weekly	MS	09/13/29	5,187	166,465	125,059	(36,266)
AppLovin Corp., Class A	USFF +0.250%	Weekly	MS	01/21/31	64	25,030	25,472	1,205
Autodesk, Inc.	USFF +0.250%	Weekly	MS	01/21/31	325	76,588	77,805	3,576
AvePoint, Inc.	USFF +0.250%	Weekly	MS	01/21/31	3,980	41,789	37,850	(2,657)
Bentley Systems, Inc., Class B	USFF +0.250%	Weekly	MS	07/18/30	464	17,034	16,296	(206)
Blackbaud, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,672	90,945	64,556	(23,586)
BlackBerry Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	17,049	71,391	55,239	(13,954)
Box, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	5,358	134,676	126,663	(3,856)
CCC Intelligent Solutions Holdings, Inc.	USFF +0.250%	Weekly	MS	01/21/31	6,559	37,628	39,354	2,880
CGI, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	153	12,302	11,184	(733)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Circle Internet Group, Inc.	USFF +0.250%	Weekly	MS	01/21/31	783	$74,966	$74,706	$2,049
Clear Secure, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	1,684	52,803	81,522	31,926
Cloudflare, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	232	49,672	47,871	(275)
Cognizant Technology Solutions Corp., Class A	USFF +0.250%	Weekly	MS	01/21/31	1,205	77,278	73,927	(971)
Crowdstrike Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	14	5,088	5,466	525
Daily Journal Corp.	USFF +0.250%	Weekly	MS	01/21/31	13	6,315	6,270	140
Descartes Systems Group, Inc. (The) (Canada)	USFF +0.250%	Weekly	MS	07/18/30	977	69,963	69,914	2,105
Docusign, Inc.	USFF +0.250%	Weekly	MS	01/21/31	594	27,978	28,162	1,038
Dropbox, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	1,642	42,576	37,306	(3,963)
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	01/21/31	452	68,743	61,201	(5,426)
Fastly, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	6,676	154,915	194,005	43,873
Fortinet, Inc.	USFF +0.250%	Weekly	MS	07/18/30	904	71,590	73,875	4,490
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,231	106,847	79,670	(20,723)
Globant SA (Luxembourg)	USFF +0.250%	Weekly	MS	01/21/31	2,130	98,977	98,214	2,289
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	400	39,299	33,068	(5,026)
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	01/21/31	590	93,623	88,240	(2,496)
InterDigital, Inc.	USFF +0.250%	Weekly	MS	01/21/31	4	1,206	1,208	29
Intuit, Inc.	USFF +0.250%	Weekly	MS	01/21/31	39	15,908	16,863	1,450
LiveRamp Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,950	48,934	51,714	4,284
Microsoft Corp.	USFF +0.250%	Weekly	MS	01/21/31	265	104,393	98,095	(3,067)
NCR Voyix Corp.	USFF +0.250%	Weekly	MS	07/18/30	2,484	23,811	15,724	(7,361)
Nutanix, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	1,746	68,111	66,365	351
Okta, Inc.	USFF +0.250%	Weekly	MS	07/18/30	3,016	231,033	237,389	13,495
Open Text Corp. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	449	11,610	9,986	(1,171)
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	01/21/31	66	10,547	10,581	350
Pegasystems, Inc.	USFF +0.250%	Weekly	MS	01/21/31	633	26,940	26,940	630
Progress Software Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,156	40,368	29,651	(9,479)
PTC, Inc.	USFF -0.250%	Weekly	MS	09/17/29	858	139,809	122,256	(13,237)
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,574	107,028	74,450	(29,812)
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,029	121,034	90,398	(26,902)
RingCentral, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	1,585	41,720	58,946	19,049
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	121	$53,330	$42,817	$(8,780)
Salesforce, Inc.	USFF +0.250%	Weekly	MS	01/21/31	73	13,548	13,627	488
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,941	288,632	202,932	(76,780)
Sprinklr, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	4,466	31,088	26,796	(3,341)
Teradata Corp.	USFF +0.250%	Weekly	MS	01/21/31	3,829	105,273	98,137	(3,889)
Trimble, Inc.	USFF +0.250%	Weekly	MS	07/18/30	688	47,844	44,878	(1,589)
Twilio, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	592	65,767	74,485	10,742
UiPath, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	16,207	194,193	179,898	(8,297)
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/17/30	380	93,049	94,377	5,162
Workday, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	756	100,176	98,220	1,133
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,553	10,226	5,964	(4,094)
Zoom Communications, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,809	217,504	225,816	14,390
					116,662	4,561,227	4,252,445	(163,291)
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	07/18/30	2,178	276,554	275,190	7,461
Apple, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,557	319,052	395,151	87,221
Arista Networks, Inc.	USFF +0.250%	Weekly	MS	01/21/31	5,285	644,158	648,892	24,657
Badger Meter, Inc.	USFF +0.250%	Weekly	MS	01/21/31	34	5,055	5,180	284
Benchmark Electronics, Inc.	USFF +0.250%	Weekly	MS	01/21/31	687	38,612	38,513	1,200
Calix, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,677	89,948	82,156	(5,019)
CDW Corp.	USFF +0.250%	Weekly	MS	01/21/31	562	69,721	68,013	720
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	01/21/31	483	37,370	37,476	1,252
Cognex Corp.	USFF +0.250%	Weekly	MS	01/21/31	203	9,752	9,945	485
Daktronics, Inc.	USFF +0.250%	Weekly	MS	07/18/30	367	6,768	7,175	606
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	01/21/31	2	358	328	(29)
Diebold Nixdorf, Inc.	USFF +0.250%	Weekly	MS	07/18/30	803	57,580	60,578	4,769
F5, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1	282	289	5
Ingram Micro Holding Corp.	USFF +0.250%	Weekly	MS	01/21/31	307	6,964	7,156	403
Insight Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/21/31	12	795	804	23
Itron, Inc.	USFF +0.250%	Weekly	MS	01/21/31	257	24,557	23,035	(773)
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9	1,486	2,391	942
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	01/21/31	32	9,391	9,036	(75)
LightPath Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	1,227	14,233	12,307	(1,497)
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	01/21/31	57	26,222	24,736	(625)
Napco Security Technologies, Inc.	USFF +0.250%	Weekly	MS	07/18/30	559	22,854	22,019	(85)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
NetApp, Inc.	USFF +0.250%	Weekly	MS	01/21/31	7	$667	$717	$139
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	945	19,986	30,042	10,664
nLight, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,408	30,783	80,284	50,443
Rogers Corp.	USFF +0.250%	Weekly	MS	01/17/30	434	25,274	46,581	22,194
Sandisk Corp.	USFF +0.250%	Weekly	MS	07/18/30	569	240,484	361,508	128,455
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/21/31	208	84,434	81,486	(192)
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	01/21/31	3,590	85,046	81,744	(7,084)
TD SYNNEX Corp.	USFF +0.250%	Weekly	MS	07/18/30	534	80,381	90,091	12,728
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	01/21/31	550	112,095	114,961	6,289
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	01/21/31	32	21,010	19,360	(1,010)
Vistance Networks, Inc.	USFF +0.250%	Weekly	MS	07/18/30	3,056	55,025	55,619	2,098
Western Digital Corp.	USFF +0.250%	Weekly	MS	01/17/30	341	48,211	92,237	45,534
					27,973	2,465,108	2,785,000	392,183
Telecommunication Services
Anterix, Inc.	USFF +0.250%	Weekly	MS	01/21/31	43	1,638	1,642	44
Array Digital Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/21/31	10	462	461	3
AT&T, Inc.	USFF +0.250%	Weekly	MS	01/21/31	327	9,526	9,480	625
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/18/30	2,425	68,778	69,622	3,244
IDT Corp., Class B	USFF +0.250%	Weekly	MS	01/17/30	311	16,590	15,270	(772)
Rogers Communications, Inc., Class B (Canada)	USFF +0.250%	Weekly	MS	07/18/30	579	20,199	22,263	3,119
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	07/18/30	249	49,831	52,297	4,232
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,372	254,060	319,874	85,984
					10,316	421,084	490,909	96,479
Transportation
Allegiant Travel Co.	USFF +0.250%	Weekly	MS	07/18/30	1,264	116,017	102,435	(10,003)
Canadian Pacific Kansas City Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	290	21,918	22,811	1,574
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/18/30	196	30,367	32,550	3,268
CSX Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,331	45,945	54,638	10,462
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,979	118,107	131,564	17,101
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	01/21/31	167	$24,458	$23,919	$207
GXO Logistics, Inc.	USFF +0.250%	Weekly	MS	01/21/31	782	44,578	40,547	(2,662)
Heartland Express, Inc.	USFF +0.250%	Weekly	MS	01/21/31	434	4,641	4,514	13
JB Hunt Transport Services, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6	1,187	1,271	110
Norfolk Southern Corp.	USFF +0.250%	Weekly	MS	07/18/30	109	30,395	31,283	2,062
SkyWest, Inc.	USFF +0.250%	Weekly	MS	07/18/30	710	69,282	65,199	(2,062)
Sun Country Airlines Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	790	8,699	13,051	4,610
TFI International, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	100	8,506	10,863	2,952
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	01/21/31	341	23,812	24,528	1,443
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/21/31	193	49,996	46,826	(1,561)
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/21/31	278	30,213	27,350	(1,939)
					8,970	628,121	633,349	25,575
Utilities
Algonquin Power & Utilities Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	7,501	42,483	46,056	5,994
Ameren Corp.	USFF +0.250%	Weekly	MS	01/21/31	801	85,973	88,046	5,244
American Electric Power Co., Inc.	USFF +0.250%	Weekly	MS	01/21/31	440	57,690	57,675	1,760
American States Water Co.	USFF +0.250%	Weekly	MS	07/18/30	299	21,720	22,610	1,702
American Water Works Co., Inc.	USFF -0.250%	Weekly	MS	01/12/29	359	49,119	48,856	1,249
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	07/18/30	399	68,594	73,703	7,870
CenterPoint Energy, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,757	73,053	75,832	5,255
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	01/21/31	384	122,771	107,232	(11,670)
Duke Energy Corp.	USFF +0.250%	Weekly	MS	01/21/31	1,051	136,418	137,618	5,411
Edison International	USFF +0.250%	Weekly	MS	01/21/31	4,069	291,337	297,769	15,437
Emera, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	62	3,188	3,216	115
FirstEnergy Corp.	USFF +0.250%	Weekly	MS	01/21/31	1,041	52,563	52,737	(3,296)
Fortis, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	559	31,955	31,187	210
Hallador Energy Co.	USFF +0.250%	Weekly	MS	01/17/30	1,091	18,617	17,761	(290)
OGE Energy Corp.	USFF +0.250%	Weekly	MS	01/21/31	177	8,362	8,489	375
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	01/21/31	686	57,220	55,532	284
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Southern Co. (The)	USFF +0.250%	Weekly	MS	01/21/31	42	$4,040	$4,054	$129
WEC Energy Group, Inc.	USFF +0.250%	Weekly	MS	01/21/31	279	31,652	32,300	1,748
					20,997	1,156,755	1,160,673	37,527

Total Reference Entity — Long						38,209,658	37,897,798	940,426
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Dorman Products, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,692)	$(198,065)	$(176,577)	$20,962
Fox Factory Holding Corp.	USFF -0.250%	Weekly	MS	09/19/30	(2,631)	(44,011)	(43,306)	579
Modine Manufacturing Co.	USFF -0.250%	Weekly	MS	09/17/29	(1,225)	(215,961)	(265,470)	(50,990)
QuantumScape Corp.	USFF -0.250%	Weekly	MS	09/19/30	(30,357)	(331,669)	(193,678)	137,116
Rivian Automotive, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(1,583)	(23,841)	(23,824)	(56)
Standard Motor Products, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(660)	(21,742)	(22,928)	(1,858)
Tesla, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(399)	(167,378)	(148,328)	18,603
Thor Industries, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,663)	(250,268)	(212,747)	36,835
					(41,210)	(1,252,935)	(1,086,858)	161,191
Capital Goods
AAON, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,375)	(113,919)	(113,781)	(593)
AAR Corp.	USFF -0.250%	Weekly	MS	07/16/29	(1,167)	(121,013)	(127,740)	(8,584)
AeroVironment, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(614)	(149,046)	(112,393)	36,254
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	03/18/30	(1,725)	(106,751)	(90,062)	15,163
Allison Transmission Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(776)	(77,926)	(90,839)	(14,183)
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(6,647)	(263,622)	(169,499)	93,426
American Superconductor Corp.	USFF -0.250%	Weekly	MS	09/19/30	(6,194)	(196,334)	(209,667)	(13,855)
Apogee Enterprises, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,204)	(52,286)	(40,382)	10,755
Archer Aviation, Inc., Class A	USFF -0.264%	Weekly	MS	09/19/30	(22,114)	(163,620)	(114,329)	48,854
Arcosa, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(325)	(30,530)	(34,496)	(4,146)
Argan, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,756)	(755,280)	(956,405)	(223,540)
Array Technologies, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(12,221)	(86,264)	(88,358)	(2,329)
Astec Industries, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(967)	(54,424)	(52,063)	2,157
Astronics Corp.	USFF -0.250%	Weekly	MS	09/19/30	(1,442)	(110,240)	(96,225)	13,817
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Atkore, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,122)	$(143,637)	$(125,007)	$16,534
Bloom Energy Corp., Class A	USFF -0.250%	Weekly	MS	09/19/30	(935)	(146,033)	(126,683)	18,958
Boise Cascade Co.	USFF -0.250%	Weekly	MS	07/16/29	(2,025)	(201,516)	(153,596)	45,758
Brookfield Business Corp., Class A (Canada)	USFF -2.240%	Weekly	MS	03/20/31	(37)	(1,187)	(1,171)	3
Builders FirstSource, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(4,193)	(485,903)	(345,210)	146,153
BWX Technologies, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(5,047)	(1,028,654)	(1,032,061)	(6,830)
Cadre Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(1,366)	(50,550)	(41,909)	8,083
Carpenter Technology Corp.	USFF -0.250%	Weekly	MS	09/19/30	(782)	(309,516)	(308,225)	(280)
Carrier Global Corp.	USFF -0.250%	Weekly	MS	09/19/30	(5,054)	(324,735)	(284,591)	40,229
CECO Environmental Corp.	USFF -0.250%	Weekly	MS	09/19/30	(6,138)	(339,569)	(365,702)	(27,321)
Centuri Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(11,065)	(287,188)	(323,209)	(37,904)
Chart Industries, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(5,191)	(1,072,896)	(1,073,239)	(3,147)
CSW Industrials, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(599)	(176,979)	(156,087)	19,970
Distribution Solutions Group, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(123)	(3,000)	(3,228)	(246)
DNOW, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(20,904)	(247,405)	(248,967)	(2,217)
Donaldson Co., Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,097)	(183,408)	(177,972)	4,954
Ducommun, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(244)	(25,514)	(29,768)	(4,651)
DXP Enterprises, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,481)	(287,702)	(346,670)	(60,032)
Enovix Corp.	USFF -0.898%	Weekly	MS	03/18/30	(18,913)	(154,899)	(97,969)	56,516
Enpro, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(574)	(150,942)	(143,873)	6,567
Eos Energy Enterprises, Inc.	USFF -0.284%	Weekly	MS	09/19/30	(23,995)	(143,769)	(119,015)	24,369
Esab Corp.	USFF -0.250%	Weekly	MS	03/18/30	(5,648)	(668,413)	(545,936)	121,712
Eve Holding, Inc.	USFF -0.790%	Weekly	MS	03/18/30	(12,938)	(50,236)	(32,086)	18,008
Federal Signal Corp.	USFF -0.250%	Weekly	MS	09/19/30	(3,938)	(435,330)	(425,855)	8,022
Franklin Electric Co., Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,131)	(299,858)	(288,584)	10,176
GATX Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,090)	(181,282)	(186,107)	(6,801)
Generac Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,406)	(242,910)	(274,634)	(34,774)
Granite Construction, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,626)	(200,656)	(194,925)	4,974
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,786)	(245,783)	(177,796)	65,094
Hillman Solutions Corp.	USFF -0.250%	Weekly	MS	09/19/30	(13,695)	(118,638)	(113,942)	4,376
IES Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(544)	(265,002)	(259,200)	5,042
Intuitive Machines, Inc.	USFF -0.940%	Weekly	MS	03/20/31	(4,837)	(87,402)	(89,775)	(2,611)
Janus International Group, Inc.	USFF -0.262%	Weekly	MS	09/19/30	(2,773)	(14,833)	(14,281)	503
JBT Marel Corp.	USFF -0.250%	Weekly	MS	09/19/30	(1,437)	(188,527)	(183,749)	4,271
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Kadant, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(325)	$(104,995)	$(95,014)	$9,667
Karman Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,124)	(83,397)	(89,976)	(6,807)
Kennametal, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(4,102)	(90,793)	(148,205)	(60,995)
Kratos Defense & Security Solutions, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(9,224)	(732,524)	(650,384)	80,222
L3Harris Technologies, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(117)	(43,979)	(40,383)	7,599
Lennox International, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(834)	(451,906)	(387,084)	64,941
Leonardo DRS, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,459)	(102,726)	(109,475)	(7,345)
Limbach Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,198)	(119,075)	(93,504)	25,245
Lincoln Electric Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(710)	(203,266)	(176,847)	25,224
Loar Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,479)	(105,252)	(84,732)	20,913
MasTec, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,695)	(642,776)	(867,089)	(225,998)
Masterbrand, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,720)	(47,424)	(22,603)	24,996
MDA Space Ltd. (Canada)	USFF -0.250%	Weekly	MS	03/20/31	(19)	(469)	(481)	(24)
MSC Industrial Direct Co., Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(834)	(71,817)	(76,953)	(5,605)
National Presto Industries, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(236)	(23,860)	(32,346)	(8,795)
NuScale Power Corp.	USFF -0.250%	Weekly	MS	03/20/31	(2,676)	(30,747)	(29,008)	1,649
nVent Electric PLC (Ireland)	USFF -0.250%	Weekly	MS	09/19/30	(2,541)	(306,378)	(300,549)	5,020
Oshkosh Corp.	USFF -0.250%	Weekly	MS	09/19/30	(946)	(161,190)	(139,261)	21,379
Owens Corning	USFF -0.250%	Weekly	MS	09/19/30	(2,581)	(275,072)	(279,316)	(4,971)
Powell Industries, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(106)	(45,693)	(57,354)	(12,510)
Power Solutions International, Inc.	USFF -0.590%	Weekly	MS	09/19/30	(5,553)	(406,914)	(338,067)	67,777
Preformed Line Products Co.	USFF -0.250%	Weekly	MS	09/19/30	(781)	(204,502)	(211,456)	(7,497)
Primoris Services Corp.	USFF -0.250%	Weekly	MS	03/20/31	(165)	(23,855)	(23,602)	167
Quanex Building Products Corp.	USFF -0.250%	Weekly	MS	09/17/29	(3,423)	(67,072)	(61,511)	4,664
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/11/28	(906)	(509,292)	(497,412)	10,808
QXO, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(5,824)	(128,008)	(113,102)	14,562
RBC Bearings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(188)	(84,754)	(102,107)	(17,810)
Red Cat Holdings, Inc.	USFF -1.040%	Weekly	MS	09/19/30	(3,062)	(20,583)	(40,082)	(19,563)
Redwire Corp.	USFF -0.640%	Weekly	MS	03/18/30	(13,847)	(140,198)	(117,700)	22,123
Resideo Technologies, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(9,424)	(337,023)	(317,683)	18,585
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Shoals Technologies Group, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(86,318)	$(692,000)	$(567,972)	$122,215
SPX Technologies, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,342)	(283,754)	(268,319)	14,644
StandardAero, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,492)	(48,601)	(38,538)	11,547
Sterling Infrastructure, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(971)	(413,232)	(395,459)	16,585
Stratasys Ltd. (Israel)	USFF -0.250%	Weekly	MS	09/19/30	(2,211)	(17,752)	(17,268)	427
Sunrun, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(9,763)	(185,822)	(132,386)	52,941
Tennant Co.	USFF -0.250%	Weekly	MS	09/19/30	(421)	(26,880)	(27,954)	(1,168)
Valmont Industries, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(522)	(235,092)	(208,576)	25,538
Voyager Technologies, Inc., Class A	USFF -0.250%	Weekly	MS	03/20/31	(566)	(12,891)	(13,239)	(393)
Watsco, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(104)	(43,915)	(37,834)	6,841
WESCO International, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,660)	(769,536)	(727,829)	38,369
Worthington Enterprises, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,231)	(68,810)	(64,184)	4,016
Xometry, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(1,845)	(75,596)	(75,350)	38
					(416,806)	(19,484,548)	(18,665,455)	735,875
Commercial & Professional Services
ABM Industries, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,640)	(85,000)	(63,173)	20,938
ACV Auctions, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(46,282)	(431,301)	(196,236)	233,931
BlackSky Technology, Inc.	USFF -0.540%	Weekly	MS	09/19/30	(4,569)	(105,935)	(114,956)	(9,307)
Brady Corp., Class A	USFF -0.250%	Weekly	MS	03/18/30	(1,479)	(124,861)	(120,154)	3,990
BrightView Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(8,985)	(121,422)	(105,933)	15,161
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(322)	(38,122)	(25,547)	12,464
Cimpress PLC (Ireland)	USFF -0.250%	Weekly	MS	09/19/30	(125)	(8,993)	(9,125)	(166)
Clarivate PLC (Jersey)	USFF -0.255%	Weekly	MS	07/11/28	(45,572)	(270,340)	(115,297)	154,328
Concentrix Corp.	USFF -0.250%	Weekly	MS	03/20/31	(656)	(17,435)	(17,948)	(569)
CoreCivic, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(9,488)	(171,805)	(179,418)	(8,071)
Enviri Corp.	USFF -0.250%	Weekly	MS	09/19/30	(3,036)	(56,679)	(59,566)	(3,046)
GEO Group, Inc. (The)	USFF -0.250%	Weekly	MS	09/19/30	(6,045)	(89,723)	(101,616)	(12,138)
HNI Corp.	USFF -0.250%	Weekly	MS	09/19/30	(4,578)	(187,443)	(152,859)	33,651
ICF International, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(720)	(66,306)	(47,009)	19,433
Insperity, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(19,215)	(792,702)	(519,574)	252,528
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
ManpowerGroup, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,462)	$(377,928)	$(278,751)	$91,461
Maximus, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(3,133)	(245,548)	(200,825)	43,480
MillerKnoll, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,194)	(54,519)	(31,725)	20,653
MSA Safety, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(173)	(32,928)	(28,363)	4,605
OPENLANE, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,289)	(39,895)	(37,574)	2,319
Parsons Corp.	USFF -0.250%	Weekly	MS	09/19/30	(615)	(54,103)	(33,315)	22,621
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(424)	(57,661)	(51,533)	6,141
Republic Services, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(195)	(42,715)	(42,709)	(116)
Resolute Holdings Management, Inc.	USFF -0.890%	Weekly	MS	03/20/31	(66)	(10,581)	(10,712)	(169)
Science Applications International Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,512)	(159,823)	(143,519)	15,508
TIC Solutions, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(7,971)	(58,211)	(52,449)	5,599
UniFirst Corp.	USFF -0.250%	Weekly	MS	09/19/30	(695)	(155,349)	(174,855)	(20,889)
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	09/17/29	(7,864)	(151,829)	(112,377)	39,047
Vestis Corp.	USFF -0.250%	Weekly	MS	09/17/29	(26,926)	(218,432)	(211,638)	5,780
Waste Connections, Inc. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(3,890)	(649,430)	(631,892)	15,381
					(219,121)	(4,877,019)	(3,870,648)	964,548
Consumer Discretionary Distribution & Retail
Academy Sports & Outdoors, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(464)	(25,563)	(26,193)	(852)
Amazon.com, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,705)	(354,522)	(355,100)	(1,512)
Asbury Automotive Group, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(972)	(201,058)	(189,939)	10,585
Burlington Stores, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(547)	(167,882)	(177,983)	(12,152)
Dick's Sporting Goods, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,510)	(570,527)	(497,708)	65,323
Group 1 Automotive, Inc.	USFF +0.250%	Weekly	MS	03/12/29	(3)	(989)	(992)	24
Home Depot, Inc. (The)	USFF -0.250%	Weekly	MS	09/19/30	(125)	(47,459)	(41,111)	8,381
Murphy U.S.A., Inc.	USFF -0.250%	Weekly	MS	09/19/30	(448)	(204,459)	(221,299)	(17,560)
Pattern Group, Inc., Class A	USFF -0.940%	Weekly	MS	03/20/31	(71)	(877)	(883)	(18)
Pool Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,846)	(407,429)	(373,501)	30,258
Savers Value Village, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(15,947)	(174,161)	(118,646)	55,226
Tractor Supply Co.	USFF -0.250%	Weekly	MS	09/19/30	(4,192)	(222,184)	(189,898)	30,987
Upbound Group, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(4,958)	(119,232)	(89,492)	26,016
Valvoline, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,630)	(83,014)	(88,578)	(5,791)
Victoria's Secret & Co.	USFF -0.250%	Weekly	MS	09/19/30	(11,932)	(554,587)	(553,168)	(535)
					(48,350)	(3,133,943)	(2,924,491)	188,380
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF -0.250%	Weekly	MS	03/18/30	(2,043)	$(182,358)	$(190,980)	$(9,673)
Cavco Industries, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(746)	(443,552)	(361,280)	82,131
Dream Finders Homes, Inc., Class A	USFF -0.250%	Weekly	MS	03/20/31	(38)	(526)	(529)	(15)
Garmin Ltd. (Switzerland)	USFF -0.250%	Weekly	MS	09/19/30	(1,402)	(350,855)	(325,278)	25,597
Gildan Activewear, Inc. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(15,854)	(1,020,420)	(882,275)	132,324
KB Home	USFF -0.250%	Weekly	MS	09/19/30	(3,186)	(178,618)	(164,876)	12,967
Kontoor Brands, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(3,314)	(236,802)	(232,941)	552
LGI Homes, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,383)	(55,197)	(54,670)	373
Mattel, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(35,197)	(668,121)	(511,412)	157,318
Mohawk Industries, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,374)	(183,416)	(135,284)	50,280
NIKE, Inc., Class B	USFF -0.250%	Weekly	MS	09/19/30	(1,015)	(66,074)	(53,612)	11,863
PVH Corp.	USFF -0.250%	Weekly	MS	09/19/30	(5,733)	(379,450)	(399,934)	(21,513)
Steven Madden Ltd.	USFF -0.250%	Weekly	MS	09/19/30	(13,804)	(467,255)	(468,232)	(3,381)
Sturm Ruger & Co., Inc.	USFF -0.250%	Weekly	MS	03/20/31	(120)	(4,948)	(4,811)	113
TopBuild Corp.	USFF -0.250%	Weekly	MS	09/19/30	(1,016)	(393,692)	(356,921)	35,736
Tri Pointe Homes, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,378)	(47,211)	(64,394)	(17,317)
YETI Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,019)	(45,830)	(37,285)	8,556
					(88,622)	(4,724,325)	(4,244,714)	465,911
Consumer Services
ADT, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(6,597)	(43,348)	(43,342)	(118)
Aramark	USFF -0.250%	Weekly	MS	09/19/30	(6,311)	(256,409)	(255,848)	(451)
Carriage Services, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(34)	(1,524)	(1,552)	(43)
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(35,033)	(331,218)	(203,892)	127,136
Cracker Barrel Old Country Store, Inc.	USFF -3.490%	Weekly	MS	09/19/30	(1,871)	(52,361)	(52,594)	(380)
Dutch Bros, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(7,324)	(367,261)	(371,034)	(4,740)
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(10,881)	(194,257)	(114,033)	79,707
Graham Holdings Co., Class B	USFF -0.250%	Weekly	MS	09/19/30	(38)	(40,142)	(40,176)	(149)
Kura Sushi USA, Inc., Class A	USFF -0.640%	Weekly	MS	09/17/29	(1,435)	(114,219)	(100,149)	13,808
Life Time Group Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(8,265)	(234,578)	(222,659)	11,297
Marriott Vacations Worldwide Corp.	USFF -0.250%	Weekly	MS	09/19/30	(2,125)	(122,698)	(138,380)	(18,284)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	03/18/30	(45,230)	(972,355)	(845,801)	124,798
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
OneSpaWorld Holdings Ltd. (Bahamas)	USFF -0.250%	Weekly	MS	03/18/30	(4,476)	$(95,807)	$(102,724)	$(7,588)
Red Rock Resorts, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(9,159)	(546,374)	(488,724)	49,631
Restaurant Brands International, Inc. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(8,989)	(664,805)	(664,287)	(3,428)
Royal Caribbean Cruises Ltd. (Liberia)	USFF -0.250%	Weekly	MS	09/19/30	(764)	(258,139)	(210,238)	47,557
Serve Robotics, Inc.	USFF -18.790%	Weekly	MS	09/19/30	(9,583)	(108,944)	(80,881)	27,769
Service Corp. International	USFF -0.250%	Weekly	MS	09/19/30	(2,921)	(239,842)	(241,012)	(2,350)
Shake Shack, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(557)	(53,390)	(49,278)	3,962
Six Flags Entertainment Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,616)	(69,196)	(28,684)	41,954
Starbucks Corp.	USFF -0.250%	Weekly	MS	09/19/30	(1,615)	(162,934)	(144,688)	21,014
Stride, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,237)	(106,538)	(109,066)	(2,947)
Sweetgreen, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(16,622)	(185,816)	(86,268)	99,089
Texas Roadhouse, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,115)	(207,996)	(184,131)	22,751
Universal Technical Institute, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(15,136)	(466,239)	(546,410)	(81,395)
Wendy's Co. (The)	USFF -1.340%	Weekly	MS	09/19/30	(13,269)	(97,321)	(92,220)	4,021
Wynn Resorts Ltd.	USFF -0.250%	Weekly	MS	09/19/30	(718)	(73,099)	(72,913)	(15)
					(212,921)	(6,066,810)	(5,490,984)	552,606
Consumer Staples Distribution & Retail
Albertsons Cos., Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(26,562)	(459,742)	(452,616)	2,896
BJ's Wholesale Club Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(11,638)	(1,139,613)	(1,145,412)	(8,777)
Chefs' Warehouse, Inc. (The)	USFF -0.250%	Weekly	MS	09/19/30	(1,870)	(120,597)	(111,172)	9,101
Costco Wholesale Corp.	USFF -0.250%	Weekly	MS	03/20/31	(294)	(293,098)	(292,950)	(626)
Grocery Outlet Holding Corp.	USFF -0.250%	Weekly	MS	03/20/31	(1,214)	(8,366)	(8,559)	(225)
Performance Food Group Co.	USFF -0.250%	Weekly	MS	09/19/30	(2,021)	(195,287)	(173,119)	21,649
PriceSmart, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(505)	(69,297)	(76,003)	(7,251)
Sprouts Farmers Market, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(6,181)	(504,513)	(476,741)	26,672
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail — (continued)
Walmart, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(3,654)	$(449,629)	$(454,119)	$(5,504)
Weis Markets, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(777)	(58,354)	(53,139)	4,299
					(54,716)	(3,298,496)	(3,243,830)	42,234
Energy
Antero Resources Corp.	USFF -0.250%	Weekly	MS	09/19/30	(2,810)	(119,864)	(119,256)	284
Archrock, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(5,470)	(168,448)	(190,356)	(30,072)
Atlas Energy Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(10,017)	(170,716)	(131,423)	31,113
BW LPG Ltd. (Singapore)	USFF -2.040%	Weekly	MS	09/17/29	(5,466)	(69,550)	(94,944)	(32,872)
Cameco Corp. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(1,368)	(164,284)	(148,578)	17,450
Cenovus Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(12,695)	(288,630)	(336,798)	(53,696)
Centrus Energy Corp., Class A	USFF -0.590%	Weekly	MS	09/19/30	(611)	(121,128)	(106,063)	14,738
Chord Energy Corp.	USFF -0.250%	Weekly	MS	09/19/30	(4,372)	(534,304)	(621,611)	(91,973)
Crescent Energy Co., Class A	USFF -0.250%	Weekly	MS	08/31/26	(8,984)	(107,714)	(121,284)	(13,861)
CVR Energy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	(7,372)	(234,513)	(248,068)	(14,176)
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(393)	(70,488)	(77,731)	(9,006)
EOG Resources, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,832)	(239,094)	(264,852)	(30,702)
EQT Corp.	USFF -0.250%	Weekly	MS	09/19/30	(10,180)	(607,887)	(647,855)	(42,020)
Excelerate Energy, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(3,640)	(100,245)	(121,649)	(22,184)
FLEX LNG Ltd. (Bermuda)	USFF -2.290%	Weekly	MS	09/19/30	(1,707)	(51,091)	(50,715)	(305)
Granite Ridge Resources, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,828)	(9,631)	(10,730)	(1,215)
Helmerich & Payne, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(3,757)	(101,310)	(135,365)	(38,166)
HighPeak Energy, Inc.	USFF -8.340%	Weekly	MS	09/19/30	(1,733)	(11,426)	(11,958)	(572)
Kinetik Holdings, Inc.	USFF -1.990%	Weekly	MS	01/07/27	(2,575)	(97,246)	(124,656)	(56,317)
Magnolia Oil & Gas Corp., Class A	USFF -0.250%	Weekly	MS	09/19/30	(5,614)	(147,640)	(177,234)	(30,825)
Matador Resources Co.	USFF -0.250%	Weekly	MS	07/16/29	(7,518)	(431,730)	(474,987)	(47,515)
Murphy Oil Corp.	USFF -0.250%	Weekly	MS	09/19/30	(2,217)	(86,177)	(91,451)	(5,509)
NextDecade Corp.	USFF -0.250%	Weekly	MS	01/12/29	(63,999)	(456,172)	(490,232)	(36,574)
Nordic American Tankers Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	09/19/30	(9,617)	(34,905)	(56,356)	(24,802)
Ovintiv, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(3,160)	(164,909)	(187,578)	(23,937)
Par Pacific Holdings, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(1,431)	(90,009)	(89,638)	126
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Pembina Pipeline Corp. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(974)	$(43,642)	$(43,596)	$(327)
Permian Resources Corp., Class A	USFF -0.250%	Weekly	MS	09/19/30	(33,918)	(616,437)	(723,132)	(113,479)
Phillips 66	USFF -0.250%	Weekly	MS	09/19/30	(168)	(27,471)	(30,606)	(3,218)
Precision Drilling Corp. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(303)	(28,383)	(29,815)	(1,516)
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	09/19/30	(23,247)	(287,799)	(334,989)	(47,950)
Sable Offshore Corp.	USFF -0.890%	Weekly	MS	09/19/30	(9,783)	(91,683)	(161,615)	(70,565)
Seadrill Ltd. (Bermuda)	USFF -0.640%	Weekly	MS	03/18/30	(5,322)	(210,042)	(242,151)	(35,172)
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(17,089)	(178,548)	(261,462)	(89,912)
SLB Ltd. (Curacao)	USFF -0.250%	Weekly	MS	03/20/31	(10,502)	(545,859)	(539,698)	4,729
SM Energy Co.	USFF -0.250%	Weekly	MS	03/18/30	(1,298)	(40,197)	(40,472)	(1,714)
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(1,782)	(28,994)	(28,084)	823
Targa Resources Corp.	USFF -0.250%	Weekly	MS	09/19/30	(3,572)	(836,474)	(895,608)	(61,323)
TETRA Technologies, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(18,803)	(179,436)	(160,202)	18,590
Texas Pacific Land Corp.	USFF -0.250%	Weekly	MS	09/19/30	(403)	(208,132)	(191,248)	16,288
Valaris Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	09/19/30	(829)	(76,198)	(81,275)	(5,444)
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	09/19/30	(3,172)	(228,183)	(230,858)	(5,185)
					(311,531)	(8,306,589)	(9,126,179)	(937,963)
Financial Services
Coinbase Global, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(3,538)	(624,927)	(617,770)	5,126
Euronet Worldwide, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,217)	(160,642)	(147,142)	13,115
Payoneer Global, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(3,902)	(18,806)	(18,847)	(101)
Remitly Global, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(16,371)	(226,773)	(256,534)	(30,794)
Sezzle, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,201)	(86,734)	(76,011)	10,512
					(27,229)	(1,117,882)	(1,116,304)	(2,142)
Food, Beverage & Tobacco
Archer-Daniels-Midland Co.	USFF -0.250%	Weekly	MS	03/20/31	(720)	(52,228)	(52,337)	(256)
Boston Beer Co., Inc. (The), Class A	USFF -0.250%	Weekly	MS	09/19/30	(180)	(41,531)	(41,472)	(60)
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	03/20/31	(1,014)	(27,314)	(26,810)	372
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	09/19/30	(2,160)	(209,650)	(274,752)	(70,457)
Cal-Maine Foods, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(453)	(40,242)	(35,855)	4,843
Celsius Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(19,915)	(926,318)	(706,584)	217,311
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Marzetti Company (The)	USFF -0.250%	Weekly	MS	09/19/30	(237)	$(39,359)	$(32,784)	$6,608
Mission Produce, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(191)	(2,643)	(2,628)	(3)
Mondelez International, Inc., Class A	USFF -0.250%	Weekly	MS	03/20/31	(2,347)	(137,127)	(135,281)	480
Pilgrim's Pride Corp.	USFF -0.250%	Weekly	MS	09/19/30	(4,162)	(176,838)	(157,157)	19,277
Post Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(4,018)	(409,304)	(397,219)	11,008
Primo Brands Corp.	USFF -0.250%	Weekly	MS	03/18/30	(6,279)	(200,413)	(118,234)	88,282
SunOpta, Inc. (Canada)	USFF -0.640%	Weekly	MS	09/19/30	(5,115)	(32,993)	(33,145)	(249)
Tootsie Roll Industries, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(30)	(1,236)	(1,282)	(59)
Universal Corp.	USFF -0.250%	Weekly	MS	09/19/30	(919)	(48,483)	(48,431)	(85)
Utz Brands, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(6,809)	(90,446)	(53,927)	35,324
Vita Coco Co., Inc. (The)	USFF -0.250%	Weekly	MS	03/18/30	(5,885)	(294,590)	(281,950)	11,347
Vital Farms, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,779)	(48,683)	(39,239)	9,306
					(63,213)	(2,779,398)	(2,439,087)	332,989
Health Care Equipment & Services
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,713)	(319,406)	(133,627)	188,250
AdaptHealth Corp.	USFF -0.250%	Weekly	MS	03/20/31	(1,322)	(14,981)	(15,732)	(801)
AMN Healthcare Services, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,369)	(49,164)	(43,447)	5,650
Artivion, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,339)	(49,167)	(49,034)	(6)
Astrana Health, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,937)	(92,681)	(72,015)	20,459
Avanos Medical, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(64)	(893)	(897)	(17)
Axogen, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(6,640)	(206,918)	(219,983)	(13,615)
Bausch + Lomb Corp. (Canada)	USFF -0.840%	Weekly	MS	03/18/30	(6,274)	(88,786)	(99,757)	(11,295)
Castle Biosciences, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(270)	(6,683)	(6,629)	26
Centene Corp.	USFF -0.250%	Weekly	MS	09/19/30	(17,692)	(696,326)	(579,236)	115,266
Concentra Group Holdings Parent, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,498)	(35,024)	(32,132)	2,746
DENTSPLY SIRONA, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(95,488)	(1,178,366)	(1,107,661)	54,177
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	09/19/30	(446)	(37,840)	(35,716)	2,094
Enovis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,018)	(124,784)	(68,660)	55,789
GeneDx Holdings Corp.	USFF -0.250%	Weekly	MS	09/19/30	(4,965)	(374,105)	(318,852)	54,267
GoodRx Holdings, Inc., Class A	USFF -0.262%	Weekly	MS	09/19/30	(6,718)	(14,422)	(13,167)	1,206
Hims & Hers Health, Inc.	USFF -0.450%	Weekly	MS	03/18/30	(7,712)	(237,602)	(160,101)	76,871
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Inspire Medical Systems, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(5,184)	$(340,050)	$(267,391)	$71,763
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	07/06/26	(11,779)	(1,013,922)	(1,036,552)	(25,281)
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(19,151)	(453,799)	(180,402)	272,204
Kestra Medical Technologies Ltd. (Bermuda)	USFF -0.590%	Weekly	MS	09/19/30	(449)	(8,771)	(8,949)	(211)
Lantheus Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(6,586)	(444,177)	(499,548)	(58,874)
LivaNova PLC (United Kingdom)	USFF -0.250%	Weekly	MS	09/19/30	(1,525)	(100,429)	(96,929)	3,227
Lumexa Imaging Holdings, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(47)	(397)	(404)	(19)
Molina Healthcare, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(5,780)	(922,653)	(770,474)	147,072
Neogen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(5,080)	(95,302)	(47,193)	49,028
NeoGenomics, Inc.	USFF +0.250%	Weekly	MS	01/05/27	(18,516)	(168,436)	(137,389)	30,598
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(24,688)	(497,213)	(269,099)	226,956
Omnicell, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,861)	(74,034)	(62,120)	11,758
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(11,216)	(375,401)	(301,935)	73,798
Pennant Group, Inc. (The)	USFF -0.250%	Weekly	MS	09/19/30	(1,014)	(32,856)	(30,907)	1,852
Phreesia, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(17,985)	(299,885)	(150,714)	148,586
PROCEPT BioRobotics Corp.	USFF -0.250%	Weekly	MS	01/12/29	(3,869)	(138,374)	(96,764)	41,239
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,635)	(180,416)	(67,169)	114,061
Teladoc Health, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(28,008)	(237,584)	(152,644)	85,240
Teleflex, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(3,624)	(448,352)	(433,467)	12,605
US Physical Therapy, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(788)	(66,045)	(59,068)	6,494
					(337,250)	(9,425,244)	(7,625,764)	1,763,163
Household & Personal Products
Coty, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(11,036)	(28,314)	(22,182)	6,048
Edgewell Personal Care Co.	USFF -0.250%	Weekly	MS	03/18/30	(9,350)	(229,039)	(199,529)	25,849
Oil-Dri Corp. of America	USFF -0.250%	Weekly	MS	03/20/31	(3)	(193)	(195)	(13)
Olaplex Holdings, Inc.	USFF -1.190%	Weekly	MS	09/19/30	(1,781)	(2,630)	(3,615)	(1,003)
Spectrum Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(657)	(61,516)	(48,421)	11,544
WD-40 Co.	USFF -0.250%	Weekly	MS	09/19/30	(886)	(209,219)	(180,691)	28,176
					(23,713)	(530,911)	(454,633)	70,601
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials
Alpha Metallurgical Resources, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(407)	$(75,229)	$(83,545)	$(8,523)
AptarGroup, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(3,761)	(497,855)	(473,961)	21,537
Ashland, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,841)	(108,372)	(102,378)	4,954
Aura Minerals, Inc. (British Virgin Islands)	USFF -0.250%	Weekly	MS	09/19/30	(463)	(38,529)	(37,781)	374
Avient Corp.	USFF -0.250%	Weekly	MS	09/19/30	(4,274)	(152,178)	(155,146)	(5,235)
Avino Silver & Gold Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	03/20/31	(512)	(3,196)	(3,236)	(58)
Celanese Corp.	USFF -0.250%	Weekly	MS	03/20/31	(1,746)	(114,026)	(114,834)	(2,430)
Century Aluminum Co.	USFF -0.250%	Weekly	MS	09/19/30	(3,826)	(171,406)	(224,548)	(53,599)
Chemours Co. (The)	USFF -0.250%	Weekly	MS	09/19/30	(8,077)	(155,976)	(177,936)	(22,525)
Cleveland-Cliffs, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(4,996)	(70,199)	(42,216)	27,789
Commercial Metals Co.	USFF -0.250%	Weekly	MS	03/20/31	(571)	(34,576)	(35,077)	(601)
CRH PLC (Ireland)	USFF -0.250%	Weekly	MS	09/19/30	(3,836)	(461,382)	(403,240)	55,674
Dow, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(5,230)	(228,549)	(217,830)	(1,547)
Eagle Materials, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(794)	(183,961)	(150,423)	33,513
Eastman Chemical Co.	USFF -0.250%	Weekly	MS	09/19/30	(1,099)	(88,891)	(83,876)	3,854
Ecovyst, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,778)	(16,499)	(22,865)	(6,903)
Element Solutions, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(7,083)	(246,409)	(241,814)	3,492
FMC Corp.	USFF -0.250%	Weekly	MS	09/19/30	(10,546)	(160,851)	(181,602)	(22,024)
Gold Royalty Corp. (Canada)	USFF -0.890%	Weekly	MS	03/20/31	(1,233)	(4,222)	(4,414)	(214)
Hawkins, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(574)	(88,414)	(88,166)	(301)
HB Fuller Co.	USFF -0.250%	Weekly	MS	03/20/31	(581)	(34,374)	(35,836)	(1,671)
Huntsman Corp.	USFF -0.250%	Weekly	MS	09/19/30	(10,564)	(128,814)	(140,607)	(12,933)
i-80 Gold Corp. (Canada)	USFF -0.840%	Weekly	MS	09/19/30	(16,920)	(23,034)	(25,718)	(2,755)
Innospec, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,094)	(176,174)	(152,904)	21,568
International Paper Co.	USFF -0.250%	Weekly	MS	03/18/30	(2,564)	(135,189)	(91,535)	39,225
James Hardie Industries PLC (Ireland)	USFF -0.250%	Weekly	MS	09/19/30	(5,105)	(95,612)	(96,689)	(1,336)
Kaiser Aluminum Corp.	USFF -0.250%	Weekly	MS	09/17/29	(524)	(40,052)	(63,147)	(24,070)
Knife River Corp.	USFF -0.250%	Weekly	MS	09/17/29	(786)	(82,154)	(64,177)	18,292
Lithium Americas Corp. (Canada)	USFF -0.268%	Weekly	MS	09/19/30	(116,853)	(566,336)	(461,569)	103,281
Louisiana-Pacific Corp.	USFF -0.250%	Weekly	MS	09/19/30	(2,426)	(196,509)	(176,492)	18,749
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
LyondellBasell Industries NV, Class A (Netherlands)	USFF -0.250%	Weekly	MS	09/19/30	(2,979)	$(219,516)	$(239,988)	$(21,055)
Materion Corp.	USFF -0.250%	Weekly	MS	09/19/30	(187)	(29,232)	(27,050)	2,089
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(914)	(34,952)	(54,420)	(19,857)
Minerals Technologies, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(920)	(64,538)	(65,246)	(950)
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	09/19/30	(18,345)	(506,319)	(467,798)	33,916
MP Materials Corp.	USFF -0.250%	Weekly	MS	09/19/30	(2,346)	(137,753)	(113,218)	24,165
NewMarket Corp.	USFF -0.250%	Weekly	MS	01/05/27	(149)	(93,963)	(95,502)	(1,794)
NioCorp Developments Ltd. (Canada)	USFF -0.546%	Weekly	MS	09/19/30	(8,478)	(47,898)	(37,812)	10,060
Nutrien Ltd. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(883)	(63,829)	(66,631)	(4,091)
O-I Glass, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(127)	(1,318)	(1,335)	(31)
Orla Mining Ltd. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(6,903)	(80,993)	(111,345)	(31,205)
Packaging Corp. of America	USFF -0.250%	Weekly	MS	09/19/30	(737)	(162,793)	(156,406)	4,941
Perpetua Resources Corp. (Canada)	USFF -0.250%	Weekly	MS	03/20/31	(1,313)	(33,359)	(36,922)	(3,661)
PureCycle Technologies, Inc.	USFF -5.590%	Weekly	MS	03/20/31	(1,814)	(9,554)	(9,415)	103
Quaker Chemical Corp.	USFF -0.250%	Weekly	MS	03/18/30	(868)	(116,015)	(107,832)	7,290
Ramaco Resources, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(9,427)	(249,716)	(145,741)	103,313
Reliance, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(546)	(164,917)	(165,940)	(2,413)
Royal Gold, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(6,005)	(1,597,670)	(1,528,212)	65,042
Seabridge Gold, Inc. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(3,700)	(95,656)	(104,858)	(9,462)
Sealed Air Corp.	USFF -0.250%	Weekly	MS	01/10/28	(10,360)	(434,297)	(435,638)	(3,289)
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,611)	(157,953)	(139,255)	17,876
Skeena Resources Ltd. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(1,042)	(19,152)	(30,968)	(11,876)
Stepan Co.	USFF -0.250%	Weekly	MS	09/19/30	(1,143)	(62,493)	(57,127)	4,938
Sylvamo Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,616)	(72,453)	(68,260)	3,214
Taseko Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/12/29	(15,173)	(51,006)	(97,866)	(47,593)
TMC the metals Co., Inc. (Canada)	USFF -0.295%	Weekly	MS	09/19/30	(9,741)	(45,838)	(45,490)	217
Trilogy Metals, Inc. (Canada)	USFF -1.705%	Weekly	MS	09/19/30	(9,555)	(37,939)	(34,302)	3,530
Triple Flag Precious Metals Corp. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(736)	(24,168)	(25,547)	(1,631)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Tronox Holdings PLC (United Kingdom)	USFF -0.250%	Weekly	MS	03/18/30	(35,331)	$(200,737)	$(345,184)	$(147,142)
United States Antimony Corp.	USFF -3.890%	Weekly	MS	09/19/30	(18,212)	(114,898)	(158,991)	(44,403)
United States Lime & Minerals, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(167)	(20,621)	(21,812)	(1,255)
Vizsla Silver Corp. (Canada)	USFF -0.723%	Weekly	MS	09/19/30	(24,804)	(78,027)	(81,853)	(4,040)
West Fraser Timber Co. Ltd. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(506)	(36,922)	(33,037)	3,223
Wheaton Precious Metals Corp. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(3,576)	(487,894)	(468,492)	17,542
Worthington Steel, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,431)	(46,393)	(43,431)	2,413
					(422,709)	(9,979,750)	(9,776,486)	133,701
Media & Entertainment
Cinemark Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(11,692)	(317,723)	(333,456)	(16,996)
Electronic Arts, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(682)	(137,101)	(139,039)	(2,306)
IAC, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,848)	(104,645)	(114,005)	(9,721)
Ibotta, Inc., Class A	USFF -1.390%	Weekly	MS	03/18/30	(2,855)	(126,399)	(85,564)	40,499
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,441)	(234,684)	(219,767)	14,295
Madison Square Garden Sports Corp.	USFF -0.250%	Weekly	MS	09/17/29	(732)	(164,166)	(235,265)	(74,072)
New York Times Co. (The), Class A	USFF -0.250%	Weekly	MS	09/19/30	(4,220)	(347,119)	(353,341)	(7,131)
Nexstar Media Group, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(359)	(77,985)	(64,918)	12,437
Omnicom Group, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,060)	(90,111)	(79,829)	9,589
ROBLOX Corp., Class A	USFF -0.250%	Weekly	MS	09/19/30	(1,681)	(148,963)	(95,077)	53,487
Rumble, Inc.	USFF -8.539%	Weekly	MS	03/20/31	(1,338)	(6,459)	(6,824)	(393)
Scholastic Corp.	USFF -0.940%	Weekly	MS	09/19/30	(1,951)	(62,835)	(76,206)	(14,495)
Snap, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(134,821)	(778,151)	(620,177)	155,065
Stubhub Holdings, Inc., Class A	USFF -2.390%	Weekly	MS	09/19/30	(10,564)	(71,293)	(65,919)	5,177
TKO Group Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(738)	(164,793)	(148,818)	15,096
Webtoon Entertainment, Inc.	USFF -3.740%	Weekly	MS	09/19/30	(3,306)	(42,582)	(30,382)	12,078
					(180,288)	(2,875,009)	(2,668,587)	192,609
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	USFF -1.508%	Weekly	MS	07/11/28	(30,235)	(109,984)	(105,520)	4,055
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
ADMA Biologics, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(5,413)	$(105,192)	$(48,771)	$61,839
Avantor, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(56,632)	(516,158)	(443,995)	70,808
Bausch Health Cos., Inc. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(5,941)	(30,789)	(32,081)	(1,383)
BioAge Labs, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(144)	(2,423)	(2,519)	(112)
Catalyst Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(178)	(4,383)	(4,407)	(46)
Corcept Therapeutics, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(1,724)	(66,506)	(69,494)	(3,173)
Corvus Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(262)	(3,620)	(3,833)	(253)
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(3,251)	(144,659)	(118,076)	26,195
Cronos Group, Inc. (Canada)	USFF -0.284%	Weekly	MS	09/19/30	(3,226)	(8,231)	(8,097)	102
Cytokinetics, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(6,885)	(425,547)	(453,790)	(30,208)
CytomX Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,489)	(12,854)	(11,698)	1,111
Dyne Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(12,462)	(226,792)	(225,936)	(179)
EyePoint, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(15,567)	(217,960)	(200,659)	16,723
Ionis Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(964)	(71,508)	(72,387)	(2,493)
Maze Therapeutics, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(514)	(15,801)	(15,343)	406
MBX Biosciences, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,365)	(38,669)	(40,745)	(2,188)
Monte Rosa Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,093)	(17,110)	(17,980)	(926)
Ocular Therapeutix, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(26,268)	(278,394)	(222,490)	55,168
Organon & Co.	USFF -0.250%	Weekly	MS	09/19/30	(47,337)	(317,071)	(283,549)	32,654
Pacira BioSciences, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(9,754)	(250,519)	(220,440)	29,383
Perrigo Co. PLC (Ireland)	USFF -0.250%	Weekly	MS	09/19/30	(11,894)	(167,644)	(127,742)	34,505
Personalis, Inc.	USFF -0.640%	Weekly	MS	09/19/30	(4,661)	(41,193)	(29,691)	11,385
Phibro Animal Health Corp., Class A	USFF -0.250%	Weekly	MS	09/19/30	(786)	(31,959)	(43,474)	(11,858)
Prestige Consumer Healthcare, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,974)	(133,435)	(116,999)	16,257
QIAGEN NV (Netherlands)	USFF -0.250%	Weekly	MS	09/19/30	(2,858)	(155,840)	(114,434)	43,599
Repligen Corp.	USFF -0.250%	Weekly	MS	09/19/30	(4,554)	(560,840)	(536,552)	22,788
Revvity, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(306)	(27,964)	(26,809)	1,041
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Rhythm Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,116)	$(94,341)	$(97,059)	$(2,974)
Stoke Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(5,011)	(162,973)	(163,158)	(620)
Supernus Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(8,039)	(394,303)	(415,536)	(22,706)
Tempus AI, Inc., Class A	USFF -0.640%	Weekly	MS	09/19/30	(2,586)	(174,268)	(116,939)	56,865
Ultragenyx Pharmaceutical, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(4,094)	(132,940)	(85,769)	48,543
United Therapeutics Corp.	USFF -0.250%	Weekly	MS	09/19/30	(861)	(461,482)	(510,556)	(50,287)
UroGen Pharma Ltd. (Israel)	USFF -0.250%	Weekly	MS	09/19/30	(698)	(13,073)	(12,550)	478
Waters Corp.	USFF -0.250%	Weekly	MS	03/20/31	(158)	(47,798)	(47,052)	611
WaVe Life Sciences Ltd. (Singapore)	USFF -0.250%	Weekly	MS	09/19/30	(7,735)	(81,300)	(56,079)	24,998
					(289,035)	(5,545,523)	(5,102,209)	430,108
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(15,813)	(691,381)	(622,242)	67,328
Aehr Test Systems	USFF -0.540%	Weekly	MS	09/19/30	(2,235)	(56,453)	(82,874)	(26,579)
Alpha & Omega Semiconductor Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	09/19/30	(663)	(14,333)	(14,692)	(407)
Ambarella, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	09/19/30	(10,506)	(622,109)	(540,796)	79,682
Amkor Technology, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(3,738)	(178,537)	(168,322)	9,235
Axcelis Technologies, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(323)	(30,851)	(30,065)	695
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(9,439)	(433,497)	(356,889)	75,704
Impinj, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,093)	(107,116)	(112,251)	(5,425)
indie Semiconductor, Inc., Class A	USFF -16.096%	Weekly	MS	03/20/31	(1,895)	(5,994)	(6,102)	(135)
Lattice Semiconductor Corp.	USFF -0.250%	Weekly	MS	09/19/30	(962)	(86,063)	(89,235)	(3,698)
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,013)	(486,884)	(447,027)	40,879
Marvell Technology, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(14,457)	(1,315,524)	(1,431,966)	(119,878)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Microchip Technology, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(399)	$(31,127)	$(25,779)	$5,342
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	(22)	(24,577)	(24,054)	1,190
Onto Innovation, Inc.	USFF +0.250%	Weekly	MS	01/17/30	(503)	(108,263)	(103,150)	4,820
PDF Solutions, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,926)	(68,323)	(95,709)	(27,686)
Photronics, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(3,083)	(122,335)	(124,584)	(2,578)
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(886)	(37,988)	(45,363)	(7,739)
Rigetti Computing, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(8,279)	(175,362)	(116,237)	58,658
Teradyne, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(237)	(60,761)	(70,261)	(9,700)
Ultra Clean Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(4,930)	(248,526)	(306,547)	(59,433)
Universal Display Corp.	USFF -0.250%	Weekly	MS	09/19/30	(657)	(85,720)	(60,221)	26,526
Veeco Instruments, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(918)	(31,223)	(31,083)	47
					(85,977)	(5,022,947)	(4,905,449)	106,848
Software & Services
A10 Networks, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(1,080)	(24,493)	(24,970)	(551)
Adeia, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(3,679)	(69,166)	(88,406)	(19,884)
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(13,334)	(1,367,167)	(1,531,410)	(169,613)
Amplitude, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(3,641)	(34,090)	(24,832)	9,172
Applied Digital Corp.	USFF -0.250%	Weekly	MS	09/19/30	(5,201)	(155,731)	(123,472)	31,842
Atlassian Corp., Class A	USFF -0.250%	Weekly	MS	09/19/30	(8,413)	(648,128)	(574,187)	72,243
BigBear.ai Holdings, Inc.	USFF -1.768%	Weekly	MS	09/19/30	(35,116)	(134,973)	(123,608)	11,002
BILL Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(4,653)	(221,042)	(178,210)	42,486
Bitfarms Ltd. (Canada)	USFF -0.250%	Weekly	MS	03/20/31	(11,325)	(21,820)	(22,084)	(331)
C3.ai, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(13,851)	(148,341)	(116,625)	31,319
Cleanspark, Inc.	USFF -0.540%	Weekly	MS	09/19/30	(13,199)	(130,239)	(112,323)	17,565
Core Scientific, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(7,710)	(113,299)	(115,342)	(2,348)
CoreWeave, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(14,677)	(1,281,409)	(1,137,027)	141,034
DigitalOcean Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,550)	(123,372)	(218,739)	(95,699)
DoubleVerify Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(19,843)	(234,108)	(188,509)	45,455
D-Wave Quantum, Inc.	USFF -0.540%	Weekly	MS	09/19/30	(8,155)	(174,674)	(117,677)	56,532
DXC Technology Co.	USFF -0.250%	Weekly	MS	09/19/30	(29,021)	(374,354)	(364,794)	8,574
Elastic NV (Netherlands)	USFF -0.250%	Weekly	MS	09/19/30	(7,000)	(526,676)	(349,930)	176,028
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Figma, Inc., Class A	USFF -0.250%	Weekly	MS	03/20/31	(13,822)	$(289,100)	$(292,197)	$(3,861)
Five9, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(7,538)	(194,807)	(114,351)	82,045
Freshworks, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(21,911)	(164,827)	(175,945)	(11,558)
Gitlab, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(11,158)	(397,763)	(241,459)	155,257
Hive Digital Technologies Ltd. (Canada)	USFF -0.286%	Weekly	MS	09/19/30	(137,826)	(446,676)	(261,869)	184,495
Intapp, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(5,780)	(141,287)	(148,488)	(7,580)
Karooooo Ltd. (Singapore)	USFF -1.240%	Weekly	MS	03/20/31	(11)	(528)	(548)	(32)
Life360, Inc.	USFF -0.590%	Weekly	MS	09/19/30	(764)	(40,480)	(31,186)	9,177
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(10,515)	(318,714)	(94,214)	223,659
Oracle Corp.	USFF -0.250%	Weekly	MS	03/20/31	(1,046)	(146,697)	(153,877)	(7,573)
Porch Group, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(5,538)	(44,655)	(39,707)	4,820
Quantum Computing, Inc.	USFF -0.690%	Weekly	MS	03/18/30	(16,745)	(162,595)	(114,703)	47,457
Rubrik, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(11,206)	(552,182)	(548,758)	1,976
SailPoint, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(10,878)	(135,129)	(144,025)	(9,258)
SEMrush Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(6,930)	(59,971)	(82,744)	(22,940)
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(19,924)	(285,710)	(256,621)	28,732
Shopify, Inc., Class A (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(460)	(60,745)	(54,565)	6,011
SoundHound AI, Inc., Class A	USFF -8.540%	Weekly	MS	09/19/30	(13,630)	(154,523)	(93,638)	60,472
SPS Commerce, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,794)	(184,534)	(99,872)	86,194
Terawulf, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(8,708)	(107,651)	(125,656)	(18,296)
Unity Software, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(22,655)	(430,625)	(497,051)	(67,888)
Varonis Systems, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(42,572)	(1,295,226)	(914,021)	377,822
Vertex, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(28,470)	(750,067)	(338,508)	409,595
Zscaler, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,381)	(284,481)	(193,740)	89,989
					(603,710)	(12,432,055)	(10,429,888)	1,973,541
Technology Hardware & Equipment
ADTRAN Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(8,466)	(81,187)	(106,502)	(25,679)
Aeva Technologies, Inc.	USFF -0.790%	Weekly	MS	03/18/30	(12,618)	(205,699)	(166,053)	39,099
Arlo Technologies, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(7,736)	(109,031)	(110,083)	(1,441)
Arrow Electronics, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,250)	(390,432)	(466,083)	(78,810)
Bel Fuse, Inc., Class B	USFF -0.250%	Weekly	MS	09/19/30	(503)	(87,919)	(99,584)	(12,497)
Belden, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(356)	(52,841)	(40,879)	12,138
Ciena Corp.	USFF -0.250%	Weekly	MS	03/20/31	(699)	(280,447)	(271,373)	8,333
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Coherent Corp.	USFF -0.250%	Weekly	MS	09/19/30	(1,792)	$(471,278)	$(426,872)	$45,702
Corning, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(656)	(73,703)	(89,196)	(15,841)
ePlus, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(320)	(24,158)	(24,080)	5
Everpure, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(2,103)	(152,216)	(124,161)	28,312
Extreme Networks, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(3,572)	(54,130)	(53,866)	113
Fabrinet (Cayman Islands)	USFF -0.250%	Weekly	MS	09/19/30	(957)	(483,892)	(499,095)	(18,235)
GPGI, Inc., Class A	USFF -0.590%	Weekly	MS	09/19/30	(6,702)	(132,738)	(114,604)	17,772
Hewlett Packard Enterprise Co.	USFF -0.250%	Weekly	MS	03/20/31	(12,125)	(285,010)	(288,696)	(4,412)
IonQ, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,491)	(71,058)	(42,986)	27,877
IPG Photonics Corp.	USFF -0.250%	Weekly	MS	03/18/30	(738)	(63,481)	(84,567)	(21,859)
NETGEAR, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,935)	(79,513)	(64,100)	15,195
Novanta, Inc. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(1,282)	(164,725)	(151,417)	12,868
OSI Systems, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(412)	(116,338)	(109,390)	6,634
Ouster, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(9,928)	(217,999)	(182,377)	35,306
Plexus Corp.	USFF -0.250%	Weekly	MS	09/19/30	(388)	(58,774)	(78,586)	(19,976)
Ralliant Corp.	USFF -0.250%	Weekly	MS	09/19/30	(2,532)	(111,296)	(105,306)	5,704
Sanmina Corp.	USFF -0.250%	Weekly	MS	09/19/30	(4,783)	(645,396)	(620,068)	23,636
TTM Technologies, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(3,309)	(347,892)	(322,363)	24,783
Viasat, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(9,316)	(433,851)	(426,673)	5,940
Vishay Intertechnology, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(17,369)	(350,258)	(312,642)	26,851
					(116,338)	(5,545,262)	(5,381,602)	137,518
Telecommunication Services
BCE, Inc. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(20,144)	(492,967)	(508,435)	(25,011)
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,571)	(418,417)	(180,318)	230,503
Lumen Technologies, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(50,467)	(360,547)	(350,746)	8,857
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	07/06/26	(4,278)	(80,112)	(65,967)	6,062
					(84,460)	(1,352,043)	(1,105,466)	220,411
Transportation
American Airlines Group, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(20,007)	(296,165)	(214,875)	80,508
ArcBest Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,715)	(203,080)	(168,687)	32,478
Covenant Logistics Group, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(84)	(2,264)	(2,281)	(33)
FedEx Corp.	USFF -0.250%	Weekly	MS	03/20/31	(87)	(31,329)	(30,988)	1,428
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Frontier Group Holdings, Inc.	USFF -0.649%	Weekly	MS	03/18/30	(23,859)	$(97,493)	$(84,222)	$13,007
FTAI Infrastructure, Inc.	USFF -0.265%	Weekly	MS	03/18/30	(6,242)	(38,188)	(30,835)	6,818
Hub Group, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(2,840)	(113,566)	(102,354)	10,308
JetBlue Airways Corp.	USFF -0.250%	Weekly	MS	09/19/30	(91,458)	(441,568)	(404,244)	36,025
Lyft, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(6,572)	(89,730)	(87,408)	2,078
Matson, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(345)	(56,726)	(56,559)	9
RXO, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,578)	(227,128)	(125,410)	101,115
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	09/19/30	(1,738)	(77,335)	(65,297)	11,591
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(504)	(58,067)	(46,403)	11,502
Werner Enterprises, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(4,037)	(139,999)	(118,728)	20,895
					(168,066)	(1,872,638)	(1,538,291)	327,729
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	07/11/28	(35,204)	(536,549)	(496,024)	26,300
Avista Corp.	USFF -0.250%	Weekly	MS	09/17/29	(919)	(37,854)	(36,889)	(947)
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(6,191)	(294,758)	(280,700)	5,991
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	01/12/29	(1,245)	(153,066)	(157,331)	(7,443)
Clearway Energy, Inc., Class C	USFF -0.250%	Weekly	MS	03/18/30	(4,095)	(129,601)	(160,893)	(35,698)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	03/18/30	(2,110)	(152,863)	(163,694)	(13,198)
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(4,826)	(539,930)	(546,207)	(7,747)
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,842)	(113,570)	(113,872)	(3,199)
Evergy, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(3,687)	(305,524)	(302,039)	1,412
Eversource Energy	USFF -0.250%	Weekly	MS	09/19/30	(3,579)	(267,954)	(247,953)	17,431
Exelon Corp.	USFF -0.250%	Weekly	MS	09/19/30	(4,926)	(239,838)	(241,473)	(4,404)
H2O America	USFF -0.250%	Weekly	MS	01/12/29	(3,043)	(159,757)	(178,533)	(24,711)
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(819)	(96,583)	(117,092)	(23,959)
MDU Resources Group, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,926)	(60,447)	(60,627)	(411)
Middlesex Water Co.	USFF -0.250%	Weekly	MS	09/19/30	(698)	(36,288)	(36,331)	(466)
New Jersey Resources Corp.	USFF -0.250%	Weekly	MS	09/17/29	(4,142)	(201,648)	(227,479)	(32,571)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(613)	(53,452)	(56,935)	(4,062)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	07/06/26	(3,834)	(172,921)	(204,045)	(46,629)
Northwestern Energy Group, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,682)	(112,185)	(110,911)	(1,202)
NRG Energy, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(4,392)	(747,767)	(641,847)	105,268
Oklo, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,368)	(153,482)	(117,429)	35,642
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(253)	(27,971)	(28,316)	(428)
The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Concluded)
March 31, 2026
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Otter Tail Corp.	USFF -0.250%	Weekly	MS	09/19/30	(363)	$(31,639)	$(31,861)	$(314)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	09/19/30	(451)	(45,082)	(45,438)	(489)
PPL Corp.	USFF -0.250%	Weekly	MS	03/18/30	(2,997)	(112,028)	(114,485)	(4,261)
Sempra	USFF -0.250%	Weekly	MS	09/17/29	(625)	(56,754)	(60,731)	(5,338)
Southwest Gas Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,959)	(228,340)	(257,137)	(35,037)
Spire, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,123)	(171,465)	(192,216)	(26,859)
Talen Energy Corp.	USFF -0.250%	Weekly	MS	09/19/30	(1,325)	(448,327)	(422,980)	24,169
TransAlta Corp. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(13,695)	(180,992)	(179,405)	(1,337)
TXNM Energy, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,231)	(69,963)	(71,964)	(3,899)
Unitil Corp.	USFF -0.250%	Weekly	MS	09/19/30	(375)	(19,562)	(19,590)	(98)
Vistra Corp.	USFF -0.250%	Weekly	MS	09/19/30	(2,101)	(346,813)	(315,843)	29,600
WaterBridge Infrastructure LLC, Class A	USFF -0.250%	Weekly	MS	09/19/30	(574)	(14,563)	(15,377)	(864)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,537)	(120,964)	(122,099)	(3,018)
					(123,750)	(6,440,500)	(6,375,746)	(42,776)

Total Reference Entity — Short						(116,063,827)	(107,572,671)	7,817,082
Net Value of Reference Entity						$(77,854,169)	$(69,674,873)	$8,757,508

*	Includes $578,212 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 20.1%
Automobiles & Components — 0.1%
Aptiv PLC (Jersey)*	2,826	$ 196,237
Ford Motor Co.	27,746	320,189
General Motors Co.	2,589	192,881
		709,307
Banks — 0.7%
Bank of America Corp.	25,860	1,260,675
Citigroup, Inc.	6,182	701,100
Citizens Financial Group, Inc.	2,079	124,677
Fifth Third Bancorp	59	2,741
Huntington Bancshares, Inc.	15	235
JPMorgan Chase & Co.	12,504	3,678,177
M&T Bank Corp.	667	137,882
PNC Financial Services Group, Inc. (The)	1,189	247,419
Regions Financial Corp.	3,323	86,797
Truist Financial Corp.	5,341	245,526
US Bancorp	7,587	394,600
Wells Fargo & Co.	14,929	1,188,498
		8,068,327
Capital Goods — 1.7%
3M Co.	1	145
A. O. Smith Corp.	279	18,397
Allegion PLC (Ireland)	8,301	1,206,052
AMETEK, Inc.	4,107	880,377
Caterpillar, Inc.	1,782	1,262,476
Cummins, Inc.	2,697	1,451,040
Dover Corp.	435	90,676
EMCOR Group, Inc.	4,046	2,987,202
Emerson Electric Co.	3	393
Fortive Corp.	30	1,658
General Dynamics Corp.	422	144,839
General Electric Co.	24	6,810
Honeywell International, Inc.	5,118	1,156,822
Howmet Aerospace, Inc.	1	230
Huntington Ingalls Industries, Inc.	209	79,399
Illinois Tool Works, Inc.	941	244,933
Ingersoll Rand, Inc.	121	9,695
Johnson Controls International PLC (Ireland)	6,454	845,151
Lockheed Martin Corp.	3,243	1,960,037
Masco Corp.	7,335	442,814
Nordson Corp.	4,232	1,125,966
Northrop Grumman Corp.	201	137,130
Otis Worldwide Corp.	2,769	213,435
Rockwell Automation, Inc.	1,157	415,224
RTX Corp.	12	2,315
Snap-on, Inc.	2,424	880,445
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Stanley Black & Decker, Inc.	6,173	$ 438,653
Textron, Inc.	25,201	2,206,600
United Rentals, Inc.	14	10,200
Xylem, Inc.	327	39,076
		18,258,190
Commercial & Professional Services — 0.3%
Automatic Data Processing, Inc.	1,693	343,984
Broadridge Financial Solutions, Inc.	511	83,027
Jacobs Solutions, Inc.	4,073	518,411
Leidos Holdings, Inc.	724	112,597
Paychex, Inc.	9,205	847,965
Veralto Corp.	17,031	1,505,881
		3,411,865
Consumer Discretionary Distribution & Retail — 0.6%
Amazon.com, Inc.*	20,827	4,337,639
Bath & Body Works, Inc.	55,812	1,042,010
Best Buy Co., Inc.	1,302	83,588
Genuine Parts Co.	5,311	561,638
Lowe's Cos., Inc.	1,203	284,245
Ross Stores, Inc.	974	210,998
TJX Cos., Inc. (The)	490	78,253
Ulta Beauty, Inc.*	153	79,975
Williams-Sonoma, Inc.	6	1,094
		6,679,440
Consumer Durables & Apparel — 0.3%
Deckers Outdoor Corp.*	21,883	2,190,269
Garmin Ltd. (Switzerland)	85	19,721
Hasbro, Inc.	7,826	732,514
Ralph Lauren Corp.	296	101,821
Tapestry, Inc.	332	46,848
		3,091,173
Consumer Services — 0.5%
Booking Holdings, Inc.	11	46,313
Carnival Corp. (Panama)	38,085	985,640
Expedia Group, Inc.	1,783	411,677
Las Vegas Sands Corp.	20,133	1,084,766
Marriott International, Inc., Class A	2,180	713,013
McDonald's Corp.	2,701	839,444
Wynn Resorts Ltd.	36	3,656
Yum! Brands, Inc.	6,349	987,142
		5,071,651
Consumer Staples Distribution & Retail — 0.4%
Dollar General Corp.	7,081	840,727
Dollar Tree, Inc.*	9,278	1,016,034

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Staples Distribution & Retail — (Continued)
Sysco Corp.	3,548	$ 253,079
Target Corp.	19,857	2,406,668
		4,516,508
Energy — 1.5%
APA Corp.	3,705	157,240
Baker Hughes Co.	469	28,633
Devon Energy Corp.	39,167	1,970,883
Expand Energy Corp.	2,612	286,745
Exxon Mobil Corp.	14,720	2,497,395
Halliburton Co.	46,306	1,805,471
Kinder Morgan, Inc.	23,468	786,882
Occidental Petroleum Corp.	27,205	1,768,325
Valero Energy Corp.(a)	30,260	7,476,641
		16,778,215
Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.	270	46,597
AvalonBay Communities, Inc.	1,612	263,320
Digital Realty Trust, Inc.	7,528	1,356,621
Equity Residential	1,930	114,159
Host Hotels & Resorts, Inc.	4,146	79,437
Prologis, Inc.	1,805	238,585
Realty Income Corp.	13,122	802,804
Simon Property Group, Inc.	20,942	3,906,311
Ventas, Inc.	26,997	2,207,815
VICI Properties, Inc.	19,537	533,751
Welltower, Inc.	2,329	460,467
		10,009,867
Financial Services — 1.1%
American Express Co.	1,080	326,678
Ameriprise Financial, Inc.	208	92,435
Apollo Global Management, Inc.	56	6,240
Bank of New York Mellon Corp. (The)	3,016	357,788
Berkshire Hathaway, Inc., Class B*	3,043	1,458,206
Blackrock, Inc.	394	378,914
Blackstone, Inc.	66	7,589
Capital One Financial Corp.	2,343	427,434
Cboe Global Markets, Inc.	2,590	727,971
Charles Schwab Corp. (The)	6,470	608,051
CME Group, Inc.	93	27,468
Corpay, Inc.*	1,875	545,606
Fiserv, Inc.*	19,044	1,062,655
Franklin Resources, Inc.	29,940	707,183
Goldman Sachs Group, Inc. (The)	1,782	1,507,554
Interactive Brokers Group, Inc., Class A	54	3,622
Intercontinental Exchange, Inc.	120	18,874
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Invesco Ltd. (Bermuda)	1,102	$ 26,768
KKR & Co., Inc.	4,102	379,435
Mastercard, Inc., Class A	641	320,282
Morgan Stanley	155	25,508
Nasdaq, Inc.	2,151	182,598
Northern Trust Corp.	295	41,173
PayPal Holdings, Inc.	26,892	1,216,325
Raymond James Financial, Inc.	956	138,419
Robinhood Markets, Inc., Class A*	3,375	233,888
State Street Corp.	1,380	174,653
Synchrony Financial	1,710	116,314
T Rowe Price Group, Inc.	7,639	688,579
Visa, Inc., Class A	1,860	562,166
		12,370,376
Food, Beverage & Tobacco — 0.8%
Altria Group, Inc.	11,239	741,662
Campbell's Company (The)	36,266	807,644
Coca-Cola Co. (The)	3,448	262,220
Conagra Brands, Inc.	14,214	223,444
Constellation Brands, Inc., Class A	3,737	560,550
General Mills, Inc.	10,071	374,843
Keurig Dr Pepper, Inc.	22,358	588,686
Kraft Heinz Co. (The)	69,010	1,552,035
Molson Coors Beverage Co., Class B	8,392	361,359
PepsiCo, Inc.	5,584	867,139
Philip Morris International, Inc.	2,149	355,316
Tyson Foods, Inc., Class A	27,749	1,777,878
		8,472,776
Health Care Equipment & Services — 1.0%
Abbott Laboratories	2,944	302,260
Align Technology, Inc.*	246	42,171
Baxter International, Inc.	13,023	218,786
Cardinal Health, Inc.	16,410	3,467,597
Centene Corp.*	2,484	81,326
Cigna Group (The)	1,082	288,624
CVS Health Corp.	1,994	143,209
DaVita, Inc.*	5,535	850,674
Elevance Health, Inc.	223	65,283
GE HealthCare Technologies, Inc.	14,588	1,038,374
IDEXX Laboratories, Inc.*	228	128,111
McKesson Corp.	706	610,944
Medtronic PLC (Ireland)	8,281	717,549
ResMed, Inc.	4,222	947,755
Solventum Corp.*	27,625	1,803,913

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
UnitedHealth Group, Inc.	960	$ 259,766
Universal Health Services, Inc., Class B	138	24,698
		10,991,040
Household & Personal Products — 0.4%
Clorox Co. (The)	201	20,830
Colgate-Palmolive Co.	695	59,235
Kenvue, Inc.	130,743	2,254,009
Kimberly-Clark Corp.	7,030	678,184
Procter & Gamble Co. (The)	6,103	881,517
		3,893,775
Insurance — 0.5%
Brown & Brown, Inc.	7,329	477,924
Chubb Ltd. (Switzerland)	432	140,802
Cincinnati Financial Corp.	4,695	738,758
Erie Indemnity Co., Class A	2,595	652,150
Hartford Insurance Group, Inc. (The)	662	89,522
Loews Corp.	11,401	1,216,943
Marsh & McLennan Cos., Inc.	3,560	617,482
Principal Financial Group, Inc.	3,601	324,486
Progressive Corp. (The)	3,784	750,140
Willis Towers Watson PLC (Ireland)	1,220	354,654
		5,362,861
Materials — 1.0%
Avery Dennison Corp.	4,505	777,923
Ball Corp.	2,493	147,361
CF Industries Holdings, Inc.	16,510	2,143,659
Corteva, Inc.	423	35,409
DuPont de Nemours, Inc.	33,934	1,554,177
Linde PLC (Ireland)	515	255,316
LyondellBasell Industries NV, Class A (Netherlands)	29,510	2,377,326
Newmont Corp.	9,245	1,000,771
PPG Industries, Inc.	11,374	1,215,653
Smurfit Westrock PLC (Ireland)	23,841	950,064
Vulcan Materials Co.	3,279	892,872
		11,350,531
Media & Entertainment — 1.5%
Alphabet, Inc., Class A(a)	28,940	8,321,986
Charter Communications, Inc., Class A*	274	59,151
Electronic Arts, Inc.	26	5,301
Fox Corp., Class A	14,849	867,182
Meta Platforms, Inc., Class A	10,941	6,259,674
News Corp., Class A	11,367	283,379
Omnicom Group, Inc.	4,086	307,717
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Take-Two Interactive Software, Inc.*	544	$ 107,440
Walt Disney Co. (The)	3,944	380,123
Warner Bros Discovery, Inc.*	9,729	267,158
		16,859,111
Pharmaceuticals, Biotechnology & Life Sciences — 1.3%
Agilent Technologies, Inc.	127	14,475
Biogen, Inc.*	10,709	1,963,281
Bristol-Myers Squibb Co.	22,458	1,362,078
Charles River Laboratories International, Inc.*	1,793	309,292
Danaher Corp.	43	8,153
Gilead Sciences, Inc.	9,803	1,366,244
Incyte Corp.*	3,380	318,126
IQVIA Holdings, Inc.*	1,800	306,972
Johnson & Johnson	6,865	1,678,081
Merck & Co., Inc.	3,069	369,170
Pfizer, Inc.	49,737	1,396,615
Regeneron Pharmaceuticals, Inc.	6,156	4,756,372
Thermo Fisher Scientific, Inc.	99	48,661
Viatris, Inc.	5,000	67,550
		13,965,070
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A*	152	20,590
Semiconductors & Semiconductor Equipment — 1.8%
Advanced Micro Devices, Inc.*	59	12,002
Analog Devices, Inc.	885	281,554
Applied Materials, Inc.	788	269,331
Broadcom, Inc.	7,853	2,430,582
Lam Research Corp.	3,154	673,884
Micron Technology, Inc.	2,083	703,721
NVIDIA Corp.(a)	60,786	10,601,078
ON Semiconductor Corp.*	40,565	2,511,785
Qnity Electronics, Inc.	16	1,846
QUALCOMM, Inc.	8,344	1,074,540
Skyworks Solutions, Inc.	22,578	1,209,052
		19,769,375
Software & Services — 2.3%
Accenture PLC, Class A (Ireland)	2,754	546,091
Adobe, Inc.*	7,486	1,819,697
Cognizant Technology Solutions Corp., Class A	5,851	358,959
EPAM Systems, Inc.*	5,753	778,956
Gartner, Inc.*	152	24,068
Gen Digital, Inc.	178,116	3,353,924
GoDaddy, Inc., Class A*	24,414	2,018,305
Microsoft Corp.(a)	25,243	9,344,201

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Palantir Technologies, Inc., Class A*	1	$ 146
PTC, Inc.*	21,798	3,105,997
Roper Technologies, Inc.	8,027	2,840,434
Salesforce, Inc.	292	54,508
VeriSign, Inc.	1,393	345,966
		24,591,252
Technology Hardware & Equipment — 0.5%
Amphenol Corp., Class A	751	94,889
Apple, Inc.	5,270	1,337,473
CDW Corp.	2,721	329,295
Cisco Systems, Inc.	9,612	745,795
Dell Technologies, Inc., Class C	2,999	492,226
F5, Inc.*	2,846	823,433
Hewlett Packard Enterprise Co.	7,570	180,242
Jabil, Inc.	571	151,675
Keysight Technologies, Inc.*	2,450	691,807
NetApp, Inc.	1,607	164,541
Seagate Technology Holdings PLC (Ireland)	1,246	488,133
TE Connectivity PLC (Ireland)	316	66,050
Western Digital Corp.	861	232,892
Zebra Technologies Corp., Class A*	752	157,228
		5,955,679
Telecommunication Services — 0.3%
Comcast Corp., Class A	9,532	273,664
T-Mobile US, Inc.	4,766	1,001,003
Verizon Communications, Inc.	29,633	1,487,576
		2,762,243
Transportation — 0.4%
Delta Air Lines, Inc.	9,381	623,649
Expeditors International of Washington, Inc.	129	18,477
FedEx Corp.	3,071	1,093,829
JB Hunt Transport Services, Inc.	3,204	678,928
Uber Technologies, Inc.*	131	9,423
Union Pacific Corp.	1,802	437,201
United Parcel Service, Inc., Class B	9,762	960,385
		3,821,892
Utilities — 0.2%
Constellation Energy Corp.	197	55,012
Duke Energy Corp.	6,595	863,549
Edison International	4,551	333,042
Evergy, Inc.	1	82
NRG Energy, Inc.	7,074	1,033,795
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
PG&E Corp.	7,163	$ 125,854
Vistra Corp.	14	2,105
		2,413,439
TOTAL COMMON STOCKS (Cost $178,846,759)		219,194,553
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY — 46.0%
Gotham Enhanced 500 ETF(a)(b)	14,210,300	502,798,782
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY (Cost $375,173,391)		502,798,782
EXCHANGE TRADED FUNDS — 0.1%
State Street SPDR S&P 500 ETF Trust	1,695	1,102,327
TOTAL EXCHANGE TRADED FUNDS (Cost $1,084,815)		1,102,327
SHORT-TERM INVESTMENT — 3.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(c)	38,321,093	38,321,093
TOTAL SHORT-TERM INVESTMENT (Cost $38,321,093)		38,321,093

TOTAL INVESTMENTS - 69.7% (Cost $593,426,058)		761,416,755
OTHER ASSETS IN EXCESS OF LIABILITIES - 30.3%		331,259,046
NET ASSETS - 100.0%		$1,092,675,801

(a)	Security position is either entirely or partially designated as collateral for total return swaps. (See Note 1 of the Notes to Financial Statements)
(b)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
(c)	Rate disclosed is the 7-day yield at March 31, 2026.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company
S&P	Standard & Poor's

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
The portfolio matures between July 6, 2026 and November 4, 2030, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps.
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	01/17/30	31,613	$2,276,288	$2,195,207	$(30,207)
Ford Motor Co.	USFF +0.250%	Weekly	MS	07/29/30	210,252	2,292,193	2,426,308	276,308
General Motors Co.	USFF +0.250%	Weekly	MS	07/11/28	35,581	2,542,948	2,650,785	171,864
					277,446	7,111,429	7,272,300	417,965
Banks
Bank of America Corp.	USFF +0.250%	Weekly	MS	01/07/27	50,412	1,921,545	2,457,585	702,874
Citigroup, Inc.	USFF +0.250%	Weekly	MS	01/12/29	13,265	834,014	1,504,384	746,228
Citizens Financial Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,306	66,252	138,291	85,788
Fifth Third Bancorp	USFF +0.250%	Weekly	MS	07/16/29	6,179	266,059	287,076	44,098
Huntington Bancshares, Inc.	USFF +0.250%	Weekly	MS	01/17/30	13,897	233,931	217,488	132
JPMorgan Chase & Co.	USFF +0.250%	Weekly	MS	01/07/27	20,630	2,811,473	6,068,521	3,631,052
M&T Bank Corp.	USFF +0.250%	Weekly	MS	07/16/29	832	175,693	171,991	7,869
PNC Financial Services Group, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	2,729	488,138	567,878	115,124
Regions Financial Corp.	USFF +0.250%	Weekly	MS	11/04/30	5,926	169,655	154,787	(8,911)
Truist Financial Corp.	USFF +0.250%	Weekly	MS	01/10/28	5,303	174,093	243,779	107,828
US Bancorp	USFF +0.250%	Weekly	MS	01/10/28	8,621	352,352	448,378	144,151
Wells Fargo & Co.	USFF +0.250%	Weekly	MS	01/12/29	15,394	884,711	1,225,516	410,957
					145,494	8,377,916	13,485,674	5,987,190
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/12/29	328	41,352	47,635	9,740
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	01/17/30	128,232	8,544,789	8,455,618	213,441
Allegion PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	66,976	9,908,834	9,730,943	156,910
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/07/27	32,991	6,494,341	7,071,951	764,923
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,956	5,020,479	11,304,188	6,590,571
Cummins, Inc.	USFF +0.250%	Weekly	MS	01/12/29	9,368	3,739,639	5,040,171	1,449,682
Deere & Co.	USFF +0.250%	Weekly	MS	11/04/30	3,441	2,015,428	1,938,315	(26,420)
Dover Corp.	USFF +0.250%	Weekly	MS	11/04/30	11,526	2,528,493	2,402,595	(65,938)
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	07/29/30	10,028	6,542,992	7,403,773	1,009,992
Emerson Electric Co.	USFF +0.250%	Weekly	MS	01/10/28	7,706	791,619	1,009,640	251,247
Fortive Corp.	USFF +0.250%	Weekly	MS	07/29/30	21,721	1,014,630	1,200,737	213,050
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	11/04/30	400	361,316	349,160	(3,867)
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/10/28	17,980	5,606,817	6,171,096	795,108
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	5,026	1,172,039	1,426,228	299,307
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	07/29/30	18,115	3,625,887	4,094,533	594,359
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,108	$738,670	$1,407,650	$690,294
Hubbell, Inc.	USFF +0.250%	Weekly	MS	11/04/30	4,443	2,161,365	2,180,358	69,810
Huntington Ingalls Industries, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,390	730,053	907,961	282,868
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	15,426	4,101,444	4,015,234	109,643
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	67,599	6,941,941	8,852,089	2,182,761
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	696	146,983	240,224	100,644
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	07/06/26	11,891	7,064,911	7,186,801	401,409
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	60,568	3,891,360	3,656,490	(122,535)
Nordson Corp.	USFF +0.250%	Weekly	MS	11/04/30	14,217	3,423,131	3,782,575	449,638
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	07/06/26	2,491	1,545,924	1,699,460	218,997
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	11/04/30	48,982	4,066,486	3,775,533	(194,810)
Rockwell Automation, Inc.	USFF +0.250%	Weekly	MS	07/29/30	11,714	3,930,863	4,203,920	400,533
RTX Corp.	USFF +0.250%	Weekly	MS	01/17/30	26,182	3,685,470	5,050,508	1,498,840
Snap-on, Inc.	USFF +0.250%	Weekly	MS	07/08/27	8,947	3,080,706	3,249,729	337,047
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	01/17/30	65,353	4,041,537	4,643,984	847,853
Textron, Inc.	USFF +0.250%	Weekly	MS	01/07/27	119,133	9,230,586	10,431,285	1,411,511
United Rentals, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,998	3,820,474	4,369,903	678,406
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	11/04/30	8,728	2,129,658	2,181,214	99,922
Xylem, Inc.	USFF +0.250%	Weekly	MS	11/04/30	40,364	5,158,930	4,823,498	(204,345)
					871,024	127,299,147	144,304,999	21,510,591
Commercial & Professional Services
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	01/05/27	7,599	1,944,291	1,543,965	(238,788)
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,086	1,446,673	1,313,813	(94,893)
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	51,128	6,356,764	6,507,572	362,130
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	23,294	3,403,999	3,622,683	368,959
Paychex, Inc.	USFF +0.250%	Weekly	MS	11/04/30	37,772	4,059,598	3,479,557	(459,777)
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	80,418	7,695,425	7,110,560	(378,258)
					208,297	24,906,750	23,578,150	(440,627)
Consumer Discretionary Distribution & Retail
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	01/07/27	106,970	17,661,415	22,278,642	4,996,179
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	66	213,939	222,933	20,559
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	11/04/30	306,308	$5,677,524	$5,718,770	$205,492
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	28,444	1,819,227	1,826,105	145,066
Genuine Parts Co.	USFF +0.250%	Weekly	MS	11/04/30	53,463	6,193,337	5,653,712	(355,934)
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/17/30	15,086	3,353,606	3,564,520	331,060
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,370	728,441	730,043	18,184
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	18,541	2,562,035	2,960,998	664,851
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/17/30	18,808	7,992,235	9,831,130	2,015,907
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	01/17/30	4,138	731,544	754,482	41,595
					555,194	46,933,303	53,541,335	8,082,959
Consumer Durables & Apparel
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/17/30	72,356	6,921,927	7,242,112	473,367
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/11/28	563	124,609	130,622	10,674
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/16/29	31,299	2,245,051	2,929,586	801,363
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	07/11/28	10,362	2,694,923	3,564,424	991,876
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/11/28	39,810	4,212,803	5,617,589	1,592,222
					154,390	16,199,313	19,484,333	3,869,502
Consumer Services
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,555	10,732,476	10,757,368	319,877
Carnival Corp. (Panama)	USFF +0.250%	Weekly	MS	01/17/30	140,147	2,572,461	3,627,004	1,132,976
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	47,078	10,506,903	10,869,839	618,916
Las Vegas Sands Corp.	USFF +0.250%	Weekly	MS	07/29/30	58,669	3,406,034	3,161,086	(139,318)
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/30	7,010	1,879,390	2,292,761	466,800
McDonald's Corp.	USFF +0.250%	Weekly	MS	07/11/28	28,681	9,118,781	8,913,768	124,718
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	07/16/29	14,464	1,196,638	1,468,819	311,106
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	21,818	3,149,274	3,392,263	399,043
					320,422	42,561,957	44,482,908	3,234,118
Consumer Staples Distribution & Retail
Dollar General Corp.	USFF +0.250%	Weekly	MS	07/29/30	46,707	5,209,306	5,545,522	492,829
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	01/17/30	90,466	8,313,563	9,906,932	1,777,472
Sysco Corp.	USFF +0.250%	Weekly	MS	07/11/28	14,698	1,035,838	1,048,408	59,315
Target Corp.	USFF +0.250%	Weekly	MS	01/17/30	45,544	4,117,550	5,519,933	1,623,925
Walmart, Inc.	USFF +0.250%	Weekly	MS	07/16/29	6,472	556,490	804,340	268,769
					203,887	19,232,747	22,825,135	4,222,310
Energy
APA Corp.	USFF +0.250%	Weekly	MS	07/29/30	509,117	11,586,285	21,606,925	10,531,560
Baker Hughes Co.	USFF +0.250%	Weekly	MS	01/12/29	15,391	546,125	939,621	434,483
ConocoPhillips	USFF +0.250%	Weekly	MS	11/04/30	66,113	7,213,431	8,726,916	1,709,592
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Devon Energy Corp.	USFF +0.250%	Weekly	MS	01/17/30	335,182	$11,195,164	$16,866,358	$6,076,370
Expand Energy Corp.	USFF +0.250%	Weekly	MS	11/04/30	51,606	5,284,573	5,665,307	531,795
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	11/04/30	12,062	1,445,026	2,046,439	647,504
Halliburton Co.	USFF +0.250%	Weekly	MS	01/17/30	221,821	4,777,631	8,648,801	4,089,901
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	07/11/28	169,821	4,783,164	5,694,098	1,219,916
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	11/04/30	141,824	5,870,253	9,218,560	3,536,911
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/29/30	44,668	6,924,942	11,036,569	4,361,763
					1,567,605	59,626,594	90,449,594	33,139,795
Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	USFF +0.250%	Weekly	MS	11/04/30	4,389	762,703	757,454	25,098
AvalonBay Communities, Inc.	USFF +0.250%	Weekly	MS	07/11/28	16,626	3,034,859	2,715,857	(161,179)
Digital Realty Trust, Inc.	USFF +0.250%	Weekly	MS	01/10/28	23,756	3,922,615	4,281,069	626,169
Equity Residential	USFF +0.250%	Weekly	MS	07/29/30	5,620	331,531	332,423	17,205
Extra Space Storage, Inc.	USFF +0.250%	Weekly	MS	07/11/28	671	85,031	87,988	16,439
Host Hotels & Resorts, Inc.	USFF +0.250%	Weekly	MS	11/04/30	38,545	753,150	738,522	9,562
Prologis, Inc.	USFF +0.250%	Weekly	MS	01/17/30	14,757	1,691,341	1,950,580	335,099
Realty Income Corp.	USFF +0.250%	Weekly	MS	07/11/28	63,204	3,558,999	3,866,821	569,472
Simon Property Group, Inc.	USFF +0.250%	Weekly	MS	07/29/30	16,736	3,067,033	3,121,766	173,447
Ventas, Inc.	USFF +0.250%	Weekly	MS	07/16/29	59,849	4,409,412	4,894,451	680,477
VICI Properties, Inc.	USFF +0.250%	Weekly	MS	07/11/28	155,888	4,527,124	4,258,860	119,910
Welltower, Inc.	USFF +0.250%	Weekly	MS	07/08/27	41,652	6,064,335	8,235,017	2,479,651
					441,693	32,208,133	35,240,808	4,891,350
Exchange Traded Funds
State Street SPDR S&P 500 ETF Trust	USFF +0.250%	Weekly	MS	11/04/30	3,128	2,001,752	2,034,264	74,587
Financial Services
American Express Co.	USFF +0.250%	Weekly	MS	01/07/27	6,121	1,008,245	1,851,480	917,185
Ameriprise Financial, Inc.	USFF +0.250%	Weekly	MS	07/11/28	705	294,208	313,302	34,732
Apollo Global Management, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,234	898,168	583,172	(281,435)
Bank of New York Mellon Corp. (The)	USFF +0.250%	Weekly	MS	01/12/29	4,233	274,007	502,161	248,614
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	01/07/27	19,481	8,455,414	9,335,295	1,067,115
Blackrock, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,371	2,343,349	2,280,214	26,953
Blackstone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,355	999,831	845,751	(70,397)
Capital One Financial Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,303	530,296	784,996	290,301
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	26,495	$6,675,459	$7,446,950	$961,363
Charles Schwab Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	12,179	930,242	1,144,582	266,645
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,775	1,131,546	1,114,946	24,836
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/08/27	16,832	4,463,458	4,897,944	533,626
Fiserv, Inc.	USFF +0.250%	Weekly	MS	01/10/28	142,369	11,438,569	7,944,190	(3,241,473)
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	79,070	2,063,174	1,867,633	131,701
Goldman Sachs Group, Inc. (The)	USFF +0.250%	Weekly	MS	07/08/27	2,513	873,664	2,125,973	1,373,497
Interactive Brokers Group, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/30	4,588	287,643	307,717	28,146
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	01/07/27	13,874	2,105,154	2,182,103	165,649
Invesco Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/17/30	3,552	70,627	86,278	20,035
KKR & Co., Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,203	463,061	388,778	(58,186)
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	01/07/27	9,734	4,909,480	4,863,690	69,842
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	01/12/29	56,814	4,458,354	4,822,940	514,783
Northern Trust Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,331	93,672	185,768	104,987
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	202,041	11,338,954	9,138,314	(1,909,620)
Raymond James Financial, Inc.	USFF +0.250%	Weekly	MS	01/07/27	976	101,744	141,315	48,272
Robinhood Markets, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/30	3,848	482,959	266,666	(204,992)
S&P Global, Inc.	USFF +0.250%	Weekly	MS	07/06/26	16,391	6,602,489	6,971,748	540,889
State Street Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,570	153,501	198,699	54,978
Synchrony Financial	USFF +0.250%	Weekly	MS	07/16/29	1,712	88,012	116,450	34,347
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	13,275	1,364,105	1,196,609	(5,183)
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	27,827	8,565,581	8,410,432	104,705
					694,772	83,464,966	82,316,096	1,791,915
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	57,856	3,467,935	3,817,917	674,811
Campbell's Company (The)	USFF +0.250%	Weekly	MS	01/17/30	183,959	4,559,757	4,096,767	(317,405)
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	42,127	2,994,112	3,203,758	352,780
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	01/17/30	225,637	4,144,761	3,547,014	(420,229)
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	19,832	2,888,172	2,974,800	167,881
General Mills, Inc.	USFF +0.250%	Weekly	MS	01/05/27	110,737	5,144,400	4,121,631	(792,840)
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	07/29/30	175,131	4,755,361	4,611,199	37,877
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	07/29/30	141,549	3,763,902	3,183,437	(404,966)
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	01/17/30	28,451	1,301,605	1,225,100	(26,200)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	01/17/30	27,533	$4,082,887	$4,275,600	$361,882
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7,177	1,053,244	1,186,645	187,803
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	88,489	4,806,284	5,669,490	1,105,413
					1,108,478	42,962,420	41,913,358	926,807
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	07/11/28	21,421	2,420,130	2,199,294	(142,807)
Align Technology, Inc.	USFF +0.250%	Weekly	MS	11/04/30	24,909	4,674,417	4,270,150	(300,471)
Baxter International, Inc.	USFF +0.250%	Weekly	MS	07/29/30	569,058	10,770,442	9,560,174	(971,946)
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10,416	1,629,431	2,201,005	617,636
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/05/27	1	271	314	2,347
Centene Corp.	USFF +0.250%	Weekly	MS	07/18/30	22,485	580,233	736,159	169,373
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/06/26	12,077	3,298,523	3,221,540	68,217
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/16/29	31,331	1,938,933	2,250,192	435,333
DaVita, Inc.	USFF +0.250%	Weekly	MS	07/11/28	42,728	5,013,777	6,566,866	1,664,374
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	07/18/30	4,630	1,311,054	1,355,433	93,539
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	98,935	6,167,815	7,042,193	1,027,212
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/29/30	3,565	1,724,831	1,687,101	5,039
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/29/30	7,534	4,794,330	4,233,279	(454,608)
McKesson Corp.	USFF +0.250%	Weekly	MS	07/16/29	6,187	4,187,849	5,353,982	1,275,920
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	75,241	6,830,175	6,519,633	(58,481)
ResMed, Inc.	USFF +0.250%	Weekly	MS	07/29/30	30,064	7,854,333	6,748,767	(905,917)
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	74,427	5,151,270	4,860,083	(176,868)
Stryker Corp.	USFF +0.250%	Weekly	MS	11/04/30	5,797	2,049,603	1,904,836	(97,821)
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	32,996	9,103,683	8,928,388	124,316
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	01/17/30	14,651	2,513,448	2,622,089	174,781
					1,088,453	82,014,548	82,261,478	2,549,168
Household & Personal Products
Clorox Co. (The)	USFF +0.250%	Weekly	MS	01/17/30	26,517	2,952,395	2,747,957	(116,754)
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	39,890	3,535,414	3,399,825	(35,546)
Kenvue, Inc.	USFF +0.250%	Weekly	MS	07/29/30	169,682	2,544,825	2,925,318	507,712
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/29/30	25,944	2,632,706	2,502,818	(11,859)
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/08/27	16,756	2,436,980	2,420,237	100,204
					278,789	14,102,320	13,996,155	443,757
Insurance
Aflac, Inc.	USFF +0.250%	Weekly	MS	07/06/26	7,776	792,919	853,105	135,262
Brown & Brown, Inc.	USFF +0.250%	Weekly	MS	07/08/27	117,466	9,437,955	7,659,958	(1,524,484)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Insurance — (continued)
Chubb Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	18,475	$5,654,685	$6,021,557	$549,449
Cincinnati Financial Corp.	USFF +0.250%	Weekly	MS	07/11/28	23,335	3,585,878	3,671,762	223,326
Erie Indemnity Co., Class A	USFF +0.250%	Weekly	MS	11/04/30	15,174	4,198,496	3,813,378	(297,754)
Globe Life, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,086	1,082,155	1,264,499	213,847
Hartford Insurance Group, Inc. (The)	USFF +0.250%	Weekly	MS	01/12/29	40,414	4,851,926	5,465,185	832,480
Loews Corp.	USFF +0.250%	Weekly	MS	07/06/26	50,528	4,669,179	5,393,359	853,481
Marsh & McLennan Cos., Inc.	USFF +0.250%	Weekly	MS	07/29/30	37,604	6,941,291	6,522,414	(246,481)
Principal Financial Group, Inc.	USFF +0.250%	Weekly	MS	11/04/30	49,265	4,604,976	4,439,269	(25,795)
Progressive Corp. (The)	USFF +0.250%	Weekly	MS	07/29/30	12,026	2,437,769	2,384,034	74,377
Willis Towers Watson PLC (Ireland)	USFF +0.250%	Weekly	MS	11/04/30	2,970	881,078	863,379	5,233
					384,119	49,138,307	48,351,899	792,941
Materials
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/17/30	35,533	5,959,940	6,135,838	366,459
Ball Corp.	USFF +0.250%	Weekly	MS	11/04/30	35,825	2,254,550	2,117,616	(86,192)
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	63,322	5,184,465	8,221,728	3,248,166
Corteva, Inc.	USFF +0.250%	Weekly	MS	07/16/29	91,719	6,274,109	7,677,797	1,580,635
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	07/16/29	344,336	12,332,077	15,770,589	3,847,934
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	12,068	5,382,161	5,982,832	766,388
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	07/29/30	78,390	3,425,653	6,315,098	3,038,838
Newmont Corp.	USFF +0.250%	Weekly	MS	01/17/30	30,695	1,780,285	3,322,734	1,605,491
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	07/29/30	58,818	5,913,433	6,286,468	537,532
Smurfit Westrock PLC (Ireland)	USFF +0.250%	Weekly	MS	11/04/30	86,999	2,957,413	3,466,910	611,651
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	07/29/30	7,793	2,206,808	2,122,034	(31,568)
					845,498	53,670,894	67,419,644	15,485,334
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	104,044	20,827,572	29,918,893	9,616,422
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	34,150	7,291,911	7,372,302	241,949
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,450	295,153	499,482	214,606
Fox Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	89,844	5,102,930	5,246,890	298,239
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	01/07/27	19,190	6,353,645	10,979,175	4,828,257
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,435	$184,986	$234,125	$53,863
News Corp., Class A	USFF +0.250%	Weekly	MS	07/29/30	86,004	2,280,185	2,144,080	(79,446)
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	73,914	5,265,344	5,566,463	595,570
Take-Two Interactive Software, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,289	219,098	254,578	40,768
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	81,825	7,853,225	7,886,294	293,698
Warner Bros Discovery, Inc.	USFF +0.250%	Weekly	MS	11/04/30	14,977	429,952	411,268	(8,688)
					510,122	56,104,001	70,513,550	16,095,238
Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	USFF +0.250%	Weekly	MS	11/04/30	23,584	2,986,054	2,688,104	(227,267)
Biogen, Inc.	USFF +0.250%	Weekly	MS	01/17/30	32,573	4,177,957	5,971,608	1,886,491
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/12/29	106,591	4,739,573	6,464,744	2,031,736
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	07/29/30	30,902	4,699,665	5,330,595	735,841
Danaher Corp.	USFF +0.250%	Weekly	MS	01/17/30	6,952	1,274,624	1,318,099	92,714
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/07/27	28,226	3,286,227	3,933,858	874,303
Incyte Corp.	USFF +0.250%	Weekly	MS	07/11/28	106,846	7,496,654	10,056,346	2,725,767
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	47,989	6,819,030	8,184,044	1,516,136
Johnson & Johnson	USFF +0.250%	Weekly	MS	01/17/30	17,894	3,114,509	4,374,009	1,419,738
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/06/26	43,023	3,558,543	5,175,237	1,896,392
Pfizer, Inc.	USFF +0.250%	Weekly	MS	01/17/30	198,366	4,471,405	5,570,117	1,483,209
Regeneron Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/29/30	7,629	4,256,305	5,894,471	1,746,853
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,119	1,519,556	1,533,082	44,556
Viatris, Inc.	USFF +0.250%	Weekly	MS	01/17/30	326,734	4,357,137	4,414,176	194,250
					980,428	56,757,239	70,908,490	16,420,719
Real Estate Management & Development
CBRE Group, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	28,077	3,860,500	3,803,310	14,711
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	07/29/30	1	151	203	697
Analog Devices, Inc.	USFF +0.250%	Weekly	MS	11/04/30	11,984	3,460,424	3,812,590	437,637
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	01/17/30	13,550	1,733,308	4,631,255	2,958,630
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/08/27	23,518	5,696,656	7,279,056	1,987,525
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	105,864	9,208,508	22,618,902	13,689,089
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	01/17/30	33,937	$5,230,390	$11,465,276	$6,361,580
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	177,658	17,972,413	30,983,555	13,420,890
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	11/04/30	14,821	2,929,514	2,917,662	54,523
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/17/30	100,207	3,859,882	6,204,817	2,430,757
Qnity Electronics, Inc.	USFF +0.250%	Weekly	MS	01/17/30	23,414	1,607,626	2,701,507	1,133,278
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/08/27	76,126	10,540,533	9,803,506	(205,848)
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/17/30	140,760	8,520,670	7,537,698	(536,301)
					721,840	70,760,075	109,956,027	41,732,457
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	28,507	6,645,828	5,652,653	(772,358)
Adobe, Inc.	USFF +0.250%	Weekly	MS	11/04/30	52,582	15,559,746	12,781,633	(2,434,102)
Cognizant Technology Solutions Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	57,875	3,757,412	3,550,631	(99,898)
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	11/04/30	33,326	5,001,057	4,512,340	(377,713)
Gartner, Inc.	USFF +0.250%	Weekly	MS	11/04/30	33,263	5,237,610	5,266,863	145,477
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	07/11/28	701,403	17,401,634	13,207,418	(3,506,831)
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	111,059	12,388,401	9,181,248	(2,961,279)
Microsoft Corp.	USFF +0.250%	Weekly	MS	01/05/27	63,230	22,422,424	23,405,849	1,796,926
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	1	152	146	640
PTC, Inc.	USFF +0.250%	Weekly	MS	07/29/30	68,738	11,994,710	9,794,478	(1,934,895)
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	25,979	10,666,310	9,192,929	(1,231,617)
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	28,596	5,512,083	5,338,015	(51,780)
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,261	269,200	313,182	81,678
					1,205,820	116,856,567	102,197,385	(11,345,752)
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	07/18/30	52,940	6,439,733	6,688,969	405,054
Apple, Inc.	USFF +0.250%	Weekly	MS	07/08/27	140,187	29,168,194	35,578,059	7,169,560
CDW Corp.	USFF +0.250%	Weekly	MS	11/04/30	11,953	1,476,484	1,446,552	8,632
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	01/07/27	131,232	8,734,320	10,182,291	1,824,472
Corning, Inc.	USFF +0.250%	Weekly	MS	01/17/30	10,265	402,973	1,395,732	1,013,790
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	01/17/30	26,870	2,631,340	4,410,173	1,879,377
F5, Inc.	USFF +0.250%	Weekly	MS	01/10/28	15,364	3,778,299	4,445,266	750,988
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/17/30	84,665	1,161,752	2,015,874	926,683
Jabil, Inc.	USFF +0.250%	Weekly	MS	07/16/29	9,030	1,621,289	2,398,639	850,765
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	07/29/30	6,268	$1,033,831	$1,769,895	$759,520
NetApp, Inc.	USFF +0.250%	Weekly	MS	07/08/27	17,183	1,521,613	1,759,367	329,330
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/17/30	25,176	3,203,428	9,862,950	6,803,033
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	11/04/30	13,503	2,757,283	2,822,397	127,580
Western Digital Corp.	USFF +0.250%	Weekly	MS	01/17/30	71,888	4,431,660	19,444,985	15,136,998
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	18,462	3,965,189	3,860,035	(21,120)
					634,986	72,327,388	108,081,184	37,964,662
Telecommunication Services
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	11/04/30	69,016	1,948,472	1,981,449	105,670
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	07/06/26	13,317	2,620,861	2,796,970	273,409
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	11/04/30	107,859	4,517,853	5,414,522	997,010
					190,192	9,087,186	10,192,941	1,376,089
Transportation
CSX Corp.	USFF +0.250%	Weekly	MS	01/17/30	45,934	1,251,153	1,885,591	687,965
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	162,983	8,481,957	10,835,110	2,667,951
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	07/18/30	8,979	1,172,237	1,286,062	142,900
FedEx Corp.	USFF +0.250%	Weekly	MS	01/17/30	15,935	3,424,808	5,675,728	2,407,766
JB Hunt Transport Services, Inc.	USFF +0.250%	Weekly	MS	07/18/30	31,054	4,965,936	6,580,343	1,752,252
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	12,703	919,728	913,727	14,937
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/17/30	16,670	4,253,650	4,044,475	(90,026)
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/17/30	25,722	2,327,693	2,530,530	341,378
					319,980	26,797,162	33,751,566	7,925,123
Utilities
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	01/05/27	7,971	1,795,634	2,225,902	490,629
DTE Energy Co.	USFF +0.250%	Weekly	MS	01/17/30	17,843	2,390,662	2,609,003	326,101
Duke Energy Corp.	USFF +0.250%	Weekly	MS	11/04/30	27,974	3,399,215	3,662,916	378,423
Edison International	USFF +0.250%	Weekly	MS	11/04/30	106,278	7,875,414	7,777,424	70,515
Evergy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	24,530	1,623,102	2,009,498	489,699
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,886	596,409	714,040	145,125
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
PG&E Corp.	USFF +0.250%	Weekly	MS	07/08/27	14,733	$209,527	$258,859	$57,319
Vistra Corp.	USFF +0.250%	Weekly	MS	07/16/29	13,278	1,720,950	1,996,082	326,811
					217,493	19,610,913	21,253,724	2,284,622

Total Reference Entity — Long						1,143,973,527	1,323,616,307	219,447,531
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Banks
KeyCorp.	USFF -0.250%	Weekly	MS	01/07/27	(6,548)	$(160,409)	$(131,287)	$4,185
Capital Goods
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(23,195)	(14,853,384)	(9,850,685)	4,555,711
Boeing Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(36,879)	(8,337,858)	(7,340,027)	747,198
Builders FirstSource, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(80,572)	(9,676,838)	(6,633,493)	2,752,360
Carrier Global Corp.	USFF -0.250%	Weekly	MS	07/16/29	(172,115)	(11,286,870)	(9,691,796)	1,203,227
Comfort Systems USA, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(1,965)	(2,747,740)	(2,709,715)	(45,467)
Eaton Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/23/30	(8,690)	(3,257,868)	(3,108,152)	38,478
Fastenal Co.	USFF -0.250%	Weekly	MS	07/29/30	(63,032)	(2,926,802)	(2,924,685)	(90,299)
Generac Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(47,022)	(8,902,125)	(9,184,807)	(550,319)
IDEX Corp.	USFF -0.250%	Weekly	MS	07/16/29	(36,488)	(7,305,547)	(6,916,300)	158,567
Lennox International, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(22,573)	(12,840,822)	(10,476,806)	1,873,199
PACCAR, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(83,893)	(9,884,050)	(9,689,641)	(339,628)
Parker-Hannifin Corp.	USFF -0.250%	Weekly	MS	07/29/30	(4,177)	(3,773,149)	(3,739,417)	(85,503)
Pentair PLC (Ireland)	USFF -0.250%	Weekly	MS	11/04/30	(45,715)	(4,582,002)	(3,982,234)	462,325
Quanta Services, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(10,870)	(5,076,303)	(5,967,847)	(1,044,633)
Trane Technologies PLC (Ireland)	USFF -0.250%	Weekly	MS	01/22/30	(9,372)	(4,159,605)	(3,905,687)	126,337
TransDigm Group, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(5,445)	(7,525,602)	(6,310,537)	662,301
Vertiv Holdings Co., Class A	USFF -0.250%	Weekly	MS	11/04/30	(9,810)	(2,563,208)	(2,458,190)	28,414
WW Grainger, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(2,256)	(2,354,711)	(2,460,867)	(180,737)
					(664,069)	(122,054,484)	(107,350,886)	10,271,531
Commercial & Professional Services
Cintas Corp.	USFF -0.250%	Weekly	MS	11/04/30	(2,708)	(535,510)	(458,031)	65,579
Copart, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(8,941)	(554,103)	(296,841)	241,206
Equifax, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(29,167)	(8,037,507)	(5,252,102)	2,472,218
Republic Services, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(13,566)	(3,108,229)	(2,971,225)	51,428
Rollins, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(86,456)	(5,058,568)	(4,617,615)	256,868
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Verisk Analytics, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(5,393)	$(1,542,534)	$(1,023,322)	$471,553
Waste Management, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(6,246)	(1,455,525)	(1,435,268)	(38,989)
					(152,477)	(20,291,976)	(16,054,404)	3,519,863
Consumer Discretionary Distribution & Retail
Carvana Co.	USFF -0.250%	Weekly	MS	11/04/30	(4,073)	(1,768,251)	(1,280,470)	435,134
eBay, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(22,305)	(2,099,232)	(2,030,201)	1,797
Home Depot, Inc. (The)	USFF -0.250%	Weekly	MS	07/29/30	(6,278)	(2,421,553)	(2,064,771)	269,488
O'Reilly Automotive, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(25,585)	(2,616,542)	(2,361,751)	194,721
Pool Corp.	USFF -0.250%	Weekly	MS	11/04/30	(20,348)	(4,367,321)	(4,117,011)	98,941
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/12/29	(301,456)	(16,093,773)	(13,655,957)	1,764,720
					(380,045)	(29,366,672)	(25,510,161)	2,764,801
Consumer Durables & Apparel
DR Horton, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(15,992)	(2,631,127)	(2,194,422)	349,438
Lennar Corp., Class A	USFF -0.250%	Weekly	MS	11/04/30	(28,082)	(3,376,602)	(2,438,641)	836,847
Lululemon Athletica, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(8,690)	(2,690,981)	(1,330,439)	1,280,087
NIKE, Inc., Class B	USFF -0.250%	Weekly	MS	01/22/30	(173,550)	(12,216,829)	(9,166,911)	2,543,907
NVR, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(399)	(3,004,076)	(2,629,342)	284,844
PulteGroup, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(8,877)	(1,180,667)	(1,044,024)	98,896
					(235,590)	(25,100,282)	(18,803,779)	5,394,019
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(36,556)	(4,967,784)	(4,616,292)	199,860
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(43,453)	(2,718,383)	(1,390,931)	1,246,172
Darden Restaurants, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(15,674)	(3,363,569)	(3,072,731)	173,107
Domino's Pizza, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(2,631)	(1,325,089)	(943,976)	321,591
DoorDash, Inc., Class A	USFF -0.250%	Weekly	MS	07/29/30	(28,516)	(7,018,835)	(4,281,677)	2,526,276
Hilton Worldwide Holdings, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(7,530)	(2,340,214)	(2,289,722)	(20,228)
MGM Resorts International	USFF -0.250%	Weekly	MS	07/16/29	(139,664)	(5,079,155)	(5,168,965)	(242,236)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/05/27	(534,422)	(12,699,611)	(9,993,691)	2,323,840
Royal Caribbean Cruises Ltd. (Liberia)	USFF -0.250%	Weekly	MS	11/04/30	(30,090)	(8,139,105)	(8,280,166)	(385,704)
Starbucks Corp.	USFF -0.250%	Weekly	MS	07/16/29	(72,639)	(7,189,762)	(6,507,728)	346,440
					(911,175)	(54,841,507)	(46,545,879)	6,489,118
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail
Costco Wholesale Corp.	USFF -0.250%	Weekly	MS	01/22/30	(7,282)	$(7,276,922)	$(7,256,003)	$(217,474)
Kroger Co. (The)	USFF -0.250%	Weekly	MS	11/04/30	(11,306)	(756,569)	(818,102)	(92,115)
					(18,588)	(8,033,491)	(8,074,105)	(309,589)
Energy
Chevron Corp.	USFF -0.250%	Weekly	MS	11/04/30	(26,233)	(4,402,090)	(5,427,608)	(1,204,148)
Coterra Energy, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(198,626)	(5,826,684)	(6,979,718)	(1,443,722)
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(70,793)	(12,508,495)	(14,002,147)	(2,109,746)
EOG Resources, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(88,847)	(9,867,435)	(12,844,611)	(3,360,188)
EQT Corp.	USFF -0.250%	Weekly	MS	07/29/30	(151,887)	(8,643,531)	(9,666,089)	(1,305,419)
Marathon Petroleum Corp.	USFF -0.250%	Weekly	MS	07/29/30	(36,601)	(7,146,544)	(8,937,232)	(2,064,128)
ONEOK, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(12)	(1,201)	(1,085)	672
Phillips 66	USFF -0.250%	Weekly	MS	07/29/30	(43,759)	(6,595,728)	(7,972,015)	(1,596,001)
SLB Ltd. (Curacao)	USFF -0.250%	Weekly	MS	07/29/30	(103,670)	(4,746,804)	(5,327,601)	(748,291)
Targa Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(30,098)	(6,205,458)	(7,546,472)	(1,618,963)
Texas Pacific Land Corp.	USFF -0.250%	Weekly	MS	07/29/30	(17,427)	(8,425,608)	(8,270,157)	(100,324)
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/16/29	(47,783)	(2,998,815)	(3,477,647)	(640,450)
					(815,736)	(77,368,393)	(90,452,382)	(16,190,708)
Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(111,380)	(8,559,429)	(5,170,260)	2,767,009
BXP, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(22,240)	(1,649,757)	(1,154,256)	365,738
Camden Property Trust	USFF -0.250%	Weekly	MS	01/22/30	(15,789)	(1,853,775)	(1,541,954)	193,478
Crown Castle, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(50,683)	(4,943,182)	(4,121,035)	520,242
Equinix, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(7,508)	(6,558,636)	(7,359,642)	(1,187,382)
Essex Property Trust, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(23,080)	(6,335,056)	(5,585,360)	367,593
Federal Realty Investment Trust	USFF -0.250%	Weekly	MS	07/16/29	(9,266)	(1,041,859)	(984,142)	6,302
Healthpeak Properties, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(556,593)	(10,370,289)	(9,144,823)	514,209
Invitation Homes, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(19,003)	(674,652)	(472,225)	160,822
Iron Mountain, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(63,157)	(6,743,684)	(6,450,856)	(172,823)
Kimco Realty Corp.	USFF -0.250%	Weekly	MS	11/04/30	(213,998)	(4,380,844)	(4,808,535)	(618,055)
Mid-America Apartment Communities, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(504)	(76,259)	(61,548)	16,020
Public Storage	USFF -0.250%	Weekly	MS	07/16/29	(8,120)	(2,509,035)	(2,199,546)	144,596
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Equity Real Estate Investment Trusts (REITs) — (continued)
Regency Centers Corp.	USFF -0.250%	Weekly	MS	07/16/29	(10,211)	$(755,000)	$(772,564)	$(65,480)
SBA Communications Corp.	USFF -0.250%	Weekly	MS	07/16/29	(17,309)	(3,934,572)	(2,979,052)	773,049
UDR, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(11,456)	(524,182)	(386,984)	96,340
Weyerhaeuser Co.	USFF -0.250%	Weekly	MS	01/10/28	(142,208)	(4,173,994)	(3,474,141)	446,064
					(1,282,505)	(65,084,205)	(56,666,923)	4,327,722
Financial Services
Block, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(117,233)	(8,265,216)	(7,055,082)	961,691
Coinbase Global, Inc., Class A	USFF -0.250%	Weekly	MS	07/29/30	(59,063)	(11,062,286)	(10,312,990)	416,558
FactSet Research Systems, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(1,893)	(907,247)	(410,762)	461,457
Fidelity National Information Services, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(101,990)	(9,215,056)	(4,784,351)	3,932,851
Global Payments, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(50,935)	(3,948,631)	(3,427,926)	392,469
Jack Henry & Associates, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(42,702)	(7,355,393)	(6,748,624)	349,775
Moody's Corp.	USFF -0.250%	Weekly	MS	07/29/30	(4,006)	(1,956,877)	(1,747,618)	146,866
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(14,599)	(8,610,056)	(7,869,007)	332,894
					(392,421)	(51,320,762)	(42,356,360)	6,994,561
Food, Beverage & Tobacco
Archer-Daniels-Midland Co.	USFF -0.250%	Weekly	MS	11/04/30	(29,370)	(2,049,993)	(2,134,905)	(159,130)
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	01/05/27	(48,432)	(2,916,373)	(1,280,542)	1,467,366
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	07/11/28	(15,978)	(1,753,224)	(2,032,402)	(373,070)
Hershey Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(8,173)	(1,809,638)	(1,699,085)	19,519
Hormel Foods Corp.	USFF -0.250%	Weekly	MS	01/22/30	(194,250)	(6,025,732)	(4,399,763)	1,273,955
J M Smucker Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(10,812)	(1,335,361)	(1,042,709)	164,806
McCormick & Co., Inc., non-voting shares	USFF -0.250%	Weekly	MS	01/22/30	(46,037)	(3,600,760)	(2,322,106)	1,112,208
Mondelez International, Inc., Class A	USFF -0.250%	Weekly	MS	07/29/30	(95,623)	(5,653,891)	(5,511,710)	(94,895)
Monster Beverage Corp.	USFF -0.250%	Weekly	MS	07/29/30	(37,793)	(3,038,176)	(2,738,481)	208,777
					(486,468)	(28,183,148)	(23,161,703)	3,619,536
Health Care Equipment & Services
Becton Dickinson & Co.	USFF -0.250%	Weekly	MS	01/22/30	(4,860)	(813,683)	(764,138)	19,459
Boston Scientific Corp.	USFF -0.250%	Weekly	MS	07/29/30	(57,160)	(5,594,945)	(3,586,790)	1,840,185
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/06/26	(140,963)	$(11,929,241)	$(10,078,854)	$1,491,522
Dexcom, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(95,257)	(9,785,449)	(5,982,140)	3,509,051
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	07/06/26	(97,365)	(8,465,874)	(7,796,989)	414,395
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(87,651)	(6,478,970)	(6,459,879)	(175,520)
Humana, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(39,916)	(8,631,037)	(6,921,035)	1,379,434
Insulet Corp.	USFF -0.250%	Weekly	MS	01/10/28	(31,340)	(9,427,173)	(6,576,386)	2,578,733
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(14,129)	(7,635,804)	(6,513,328)	893,001
Labcorp Holdings, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(16,622)	(4,642,682)	(4,434,916)	55,501
Quest Diagnostics, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(4,730)	(935,961)	(926,985)	(18,645)
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	01/07/27	(19,723)	(4,956,516)	(4,361,347)	435,058
Zimmer Biomet Holdings, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(30,376)	(3,071,104)	(2,746,598)	217,516
					(640,092)	(82,368,439)	(67,149,385)	12,639,690
Household & Personal Products
Church & Dwight Co., Inc.	USFF -0.250%	Weekly	MS	01/22/30	(27,200)	(2,848,690)	(2,538,304)	211,132
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	07/08/27	(28,736)	(3,429,709)	(2,062,383)	1,229,642
					(55,936)	(6,278,399)	(4,600,687)	1,440,774
Insurance
Allstate Corp. (The)	USFF -0.250%	Weekly	MS	07/16/29	(32,911)	(6,669,360)	(6,823,767)	(480,770)
American International Group, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(102,807)	(8,224,580)	(7,736,227)	146,269
Aon PLC, Class A (Ireland)	USFF -0.250%	Weekly	MS	07/29/30	(13,489)	(4,709,112)	(4,353,979)	202,596
Arch Capital Group Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/12/29	(51,824)	(4,907,855)	(4,974,586)	(260,230)
Arthur J Gallagher & Co.	USFF -0.250%	Weekly	MS	07/29/30	(15,136)	(3,823,610)	(3,278,155)	418,043
Assurant, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(7,279)	(1,604,766)	(1,585,439)	(31,708)
Everest Group Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(7,366)	(2,648,174)	(2,407,577)	87,895
MetLife, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(54,881)	(4,309,782)	(3,881,184)	259,067
Prudential Financial, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(26,094)	(2,943,196)	(2,549,123)	214,529
Travelers Cos., Inc. (The)	USFF -0.250%	Weekly	MS	11/04/30	(1,756)	(522,891)	(512,190)	(6,252)
W R Berkley Corp.	USFF -0.250%	Weekly	MS	11/04/30	(94,054)	(6,549,993)	(6,233,899)	146,185
					(407,597)	(46,913,319)	(44,336,126)	695,624
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(22,058)	$(6,616,744)	$(6,407,628)	$(121,030)
Albemarle Corp.	USFF -0.250%	Weekly	MS	07/08/27	(13,327)	(2,834,595)	(2,392,596)	316,909
Amcor PLC (Jersey)	USFF -0.250%	Weekly	MS	07/29/30	(44,556)	(1,915,758)	(1,771,101)	58,603
CRH PLC (Ireland)	USFF -0.250%	Weekly	MS	11/04/30	(34)	(4,375)	(3,574)	1,298
Dow, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(248,696)	(12,424,683)	(10,358,188)	828,099
Ecolab, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(9,539)	(2,835,744)	(2,537,565)	206,466
Freeport-McMoRan, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(19,264)	(1,205,869)	(1,132,338)	36,423
International Flavors & Fragrances, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(126,716)	(8,818,259)	(9,193,246)	(682,676)
International Paper Co.	USFF -0.250%	Weekly	MS	01/22/30	(119,492)	(4,986,014)	(4,265,864)	494,957
Martin Marietta Materials, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,604)	(5,588,504)	(5,065,003)	345,401
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	01/22/30	(628,625)	(18,814,901)	(16,029,937)	1,928,581
Nucor Corp.	USFF -0.250%	Weekly	MS	01/12/29	(18,370)	(3,074,286)	(3,106,367)	(168,027)
Packaging Corp. of America	USFF -0.250%	Weekly	MS	11/04/30	(39,845)	(8,170,079)	(8,455,906)	(619,933)
Sherwin-Williams Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(27,530)	(10,291,054)	(8,824,741)	1,089,190
Steel Dynamics, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(2,040)	(400,497)	(367,200)	18,344
					(1,328,696)	(87,981,362)	(79,911,254)	3,732,605
Media & Entertainment
EchoStar Corp., Class A	USFF -0.250%	Weekly	MS	11/04/30	(62,502)	(6,796,745)	(7,317,109)	(724,553)
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(14,221)	(2,344,293)	(2,168,845)	105,441
Paramount Skydance Corp., Class B	USFF -0.990%	Weekly	MS	07/29/30	(1,007,166)	(12,253,283)	(9,084,637)	2,739,332
TKO Group Holdings, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(10,878)	(2,228,475)	(2,193,549)	(40,075)
Trade Desk, Inc. (The), Class A	USFF -0.250%	Weekly	MS	01/22/30	(272,311)	(14,425,543)	(6,178,737)	7,812,713
					(1,367,078)	(38,048,339)	(26,942,877)	9,892,858
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(12,406)	(2,806,818)	(2,698,181)	15,394
Amgen, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(2,289)	(852,171)	(805,385)	21,747
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	07/06/26	(184,878)	(11,711,678)	(9,661,724)	1,660,701
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	11/04/30	(3,762)	(3,737,679)	(3,460,175)	162,862
Mettler-Toledo International, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(1,723)	(2,405,754)	(2,173,048)	160,848
Moderna, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(39,274)	(4,957,212)	(1,995,119)	2,813,342
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(15,798)	(1,935,340)	(1,384,063)	488,579
Vertex Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(27,382)	(13,029,845)	(12,227,158)	410,654
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Waters Corp.	USFF -0.250%	Weekly	MS	07/16/29	(15,639)	$(5,946,759)	$(4,657,294)	$1,129,522
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(24,690)	(7,691,436)	(6,188,302)	1,251,857
Zoetis, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(7,287)	(1,418,650)	(861,396)	509,596
					(335,128)	(56,493,342)	(46,111,845)	8,625,102
Real Estate Management & Development
CoStar Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(120,116)	(8,440,624)	(4,845,479)	3,344,888
Semiconductors & Semiconductor Equipment
First Solar, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(135)	(37,458)	(26,630)	10,342
Intel Corp.	USFF -0.250%	Weekly	MS	07/11/28	(160,475)	(7,598,176)	(7,081,762)	288,074
KLA Corp.	USFF -0.250%	Weekly	MS	11/04/30	(4,581)	(6,419,981)	(6,745,110)	(525,064)
Microchip Technology, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(100,053)	(7,522,445)	(6,464,424)	666,133
Monolithic Power Systems, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,092)	(5,361,081)	(5,567,338)	(385,008)
Teradyne, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(31,131)	(5,746,122)	(9,229,096)	(3,671,878)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(24,295)	(4,930,671)	(4,716,631)	(11,080)
					(325,762)	(37,615,934)	(39,830,991)	(3,628,481)
Software & Services
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(97,647)	(9,625,301)	(11,214,758)	(1,878,888)
AppLovin Corp., Class A	USFF -0.250%	Weekly	MS	11/04/30	(1,937)	(890,659)	(770,926)	93,534
Autodesk, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(14,379)	(4,398,004)	(3,442,333)	823,773
Cadence Design Systems, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(25,410)	(8,086,328)	(7,060,677)	782,600
Crowdstrike Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/22/30	(13,547)	(6,149,430)	(5,288,884)	675,865
Datadog, Inc., Class A	USFF -0.250%	Weekly	MS	01/22/30	(56,242)	(7,608,550)	(6,639,368)	740,528
Fair Isaac Corp.	USFF -0.250%	Weekly	MS	01/22/30	(5,260)	(8,980,527)	(5,615,260)	3,097,088
Fortinet, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(50,847)	(4,117,779)	(4,155,217)	(160,891)
International Business Machines Corp.	USFF -0.250%	Weekly	MS	07/29/30	(34,547)	(9,850,258)	(8,373,847)	1,132,329
Intuit, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(3,511)	(2,344,863)	(1,518,086)	752,539
Oracle Corp.	USFF -0.250%	Weekly	MS	11/04/30	(13,800)	(2,253,631)	(2,030,118)	154,716
Palo Alto Networks, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(34,937)	(6,568,695)	(5,601,100)	770,279
ServiceNow, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(32,183)	(5,433,846)	(3,364,733)	1,905,998
Synopsys, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(13,983)	(7,012,032)	(5,543,980)	1,257,376
Trimble, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(33,115)	(2,790,412)	(2,160,091)	546,869
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(15,022)	$(8,516,116)	$(5,143,232)	$3,116,879
Workday, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(21,231)	(5,584,359)	(2,758,332)	2,658,376
					(467,598)	(100,210,790)	(80,680,942)	16,468,970
Technology Hardware & Equipment
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(23,548)	(3,356,506)	(2,891,223)	364,771
Ciena Corp.	USFF -0.250%	Weekly	MS	11/04/30	(12,993)	(3,908,915)	(5,044,272)	(1,252,517)
Coherent Corp.	USFF -0.250%	Weekly	MS	11/04/30	(24,199)	(6,142,403)	(5,764,444)	193,490
HP, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(57,963)	(1,130,112)	(1,113,469)	(32,043)
Lumentum Holdings, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(1,580)	(1,146,314)	(1,110,361)	2,049
Motorola Solutions, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(2,756)	(1,320,782)	(1,196,021)	80,644
Sandisk Corp.	USFF -0.250%	Weekly	MS	11/04/30	(17,232)	(8,382,295)	(10,948,179)	(2,817,855)
Super Micro Computer, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(53,914)	(1,912,401)	(1,227,622)	627,788
Teledyne Technologies, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(6,801)	(3,858,871)	(4,114,673)	(375,692)
					(200,986)	(31,158,599)	(33,410,264)	(3,209,365)
Telecommunication Services
AT&T, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(46,706)	(1,278,642)	(1,354,007)	(94,120)
Transportation
CH Robinson Worldwide, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(12,367)	(2,266,590)	(2,053,788)	123,320
Norfolk Southern Corp.	USFF -0.250%	Weekly	MS	11/04/30	(6,800)	(2,137,842)	(1,951,600)	124,699
Old Dominion Freight Line, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(39,439)	(7,354,126)	(7,706,381)	(615,624)
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	07/06/26	(201,059)	(8,078,974)	(7,553,787)	98,360
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(59,416)	(6,385,726)	(5,470,431)	723,493
					(319,081)	(26,223,258)	(24,735,987)	454,248
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(420,914)	(7,708,560)	(5,930,678)	1,131,106
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	07/06/26	(30,109)	(2,025,958)	(2,160,622)	(284,736)
Ameren Corp.	USFF -0.250%	Weekly	MS	11/04/30	(39,868)	(4,382,120)	(4,382,291)	(160,791)
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	01/07/27	(21,133)	(2,529,614)	(2,770,114)	(360,043)
American Water Works Co., Inc.	USFF -0.250%	Weekly	MS	07/06/26	(26,388)	(3,974,350)	(3,591,143)	121,458
Atmos Energy Corp.	USFF -0.250%	Weekly	MS	07/16/29	(9,760)	(1,676,345)	(1,802,867)	(194,783)
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(34,955)	(1,407,479)	(1,508,658)	(150,766)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(35,273)	(2,592,682)	(2,736,479)	(317,442)
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(38,906)	(4,249,191)	(4,403,381)	(312,842)
The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Concluded)
March 31, 2026
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(30,190)	$(1,840,565)	$(1,866,346)	$(116,563)
Entergy Corp.	USFF -0.250%	Weekly	MS	07/29/30	(36,956)	(3,584,044)	(4,152,376)	(783,783)
Eversource Energy	USFF -0.250%	Weekly	MS	11/04/30	(39,658)	(2,687,099)	(2,747,506)	(140,004)
Exelon Corp.	USFF -0.250%	Weekly	MS	01/22/30	(164,235)	(7,776,167)	(8,050,800)	(617,208)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(20,150)	(962,283)	(1,020,799)	(164,628)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(24,520)	(2,190,814)	(2,277,418)	(213,134)
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(25,314)	(1,126,456)	(1,181,151)	(95,771)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	01/22/30	(46,903)	(4,373,056)	(4,725,477)	(580,169)
PPL Corp.	USFF -0.250%	Weekly	MS	01/22/30	(192,157)	(7,105,277)	(7,340,397)	(560,133)
Public Service Enterprise Group, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(10,913)	(968,491)	(883,407)	36,075
Sempra	USFF -0.250%	Weekly	MS	07/29/30	(40,999)	(3,897,719)	(3,983,873)	(236,469)
Southern Co. (The)	USFF -0.250%	Weekly	MS	07/23/30	(24,539)	(2,335,503)	(2,368,504)	(137,448)
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(14,715)	(1,671,840)	(1,703,556)	(104,050)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/05/27	(54,451)	(4,267,944)	(4,325,587)	(326,573)
					(1,383,006)	(75,333,557)	(75,913,430)	(4,568,697)

Total Reference Entity — Short						(1,080,149,933)	(964,931,143)	72,679,135
Net Value of Reference Entity						$63,823,594	$358,685,164	$292,126,666

*	Includes $(2,734,904) related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND
Portfolio of Investments
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.8%
Automobiles & Components — 1.2%
Aptiv PLC (Jersey)*	772	$ 53,608
Ford Motor Co.	11,669	134,660
General Motors Co.	2,697	200,926
		389,194
Banks — 2.5%
Citigroup, Inc.	2,756	312,558
Citizens Financial Group, Inc.	1,138	68,246
Fifth Third Bancorp	2,542	118,102
Huntington Bancshares, Inc.	5,608	87,765
KeyCorp.	2,381	47,739
PNC Financial Services Group, Inc. (The)	669	139,212
		773,622
Capital Goods — 12.8%
A. O. Smith Corp.	503	33,168
Allegion PLC (Ireland)	285	41,408
AMETEK, Inc.	609	130,545
Caterpillar, Inc.	1,009	714,836
Cummins, Inc.	374	201,219
Deere & Co.	70	39,431
Dover Corp.	381	79,419
EMCOR Group, Inc.	129	95,242
Fortive Corp.	94	5,196
General Dynamics Corp.	789	270,801
Honeywell International, Inc.	1,722	389,224
Howmet Aerospace, Inc.	52	11,984
Illinois Tool Works, Inc.	1,044	271,743
Johnson Controls International PLC (Ireland)	1,958	256,400
Lockheed Martin Corp.	643	388,623
Masco Corp.	644	38,878
Nordson Corp.	173	46,028
Northrop Grumman Corp.	120	81,869
Otis Worldwide Corp.	1,150	88,642
PACCAR, Inc.	1	116
Parker-Hannifin Corp.	226	202,324
Pentair PLC (Ireland)	436	37,980
Rockwell Automation, Inc.	143	51,320
RTX Corp.	132	25,463
Snap-on, Inc.	188	68,285
Stanley Black & Decker, Inc.	562	39,936
Textron, Inc.	597	52,273
United Rentals, Inc.	203	147,898
Westinghouse Air Brake Technologies Corp.	463	115,708
Xylem, Inc.	703	84,009
		4,009,968
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — 2.4%
Automatic Data Processing, Inc.	1,205	$ 244,832
Broadridge Financial Solutions, Inc.	329	53,456
Copart, Inc.*	2,799	92,927
Jacobs Solutions, Inc.	432	54,985
Leidos Holdings, Inc.	376	58,475
Paychex, Inc.	1,067	98,292
Veralto Corp.	809	71,532
Verisk Analytics, Inc.	406	77,038
		751,537
Consumer Discretionary Distribution & Retail — 2.3%
Bath & Body Works, Inc.	717	13,386
Best Buy Co., Inc.	762	48,921
eBay, Inc.	1,189	108,223
Genuine Parts Co.	402	42,512
Pool Corp.	107	21,649
Ross Stores, Inc.	731	158,357
TJX Cos., Inc. (The)	1,093	174,552
Ulta Beauty, Inc.*	151	78,929
Williams-Sonoma, Inc.	319	58,163
		704,692
Consumer Durables & Apparel — 1.0%
Deckers Outdoor Corp.*	422	42,238
Garmin Ltd. (Switzerland)	70	16,241
Hasbro, Inc.	509	47,642
Lululemon Athletica, Inc.*	341	52,207
Ralph Lauren Corp.	170	58,478
Tapestry, Inc.	736	103,857
		320,663
Consumer Services — 2.9%
Booking Holdings, Inc.	76	319,984
Expedia Group, Inc.	355	81,966
Las Vegas Sands Corp.	1,960	105,605
Marriott International, Inc., Class A	777	254,133
McDonald's Corp.	497	154,463
Royal Caribbean Cruises Ltd. (Liberia)	2	550
Yum! Brands, Inc.	28	4,354
		921,055
Consumer Staples Distribution & Retail — 1.2%
Dollar General Corp.	727	86,317
Dollar Tree, Inc.*	700	76,657
Sysco Corp.	1,507	107,494
Target Corp.	832	100,838
		371,306
Energy — 4.6%
APA Corp.	1,184	50,249

The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Baker Hughes Co.	2,771	$ 169,169
ConocoPhillips	3,255	429,660
Devon Energy Corp.	1,818	91,482
Expand Energy Corp.	598	65,648
Exxon Mobil Corp.	85	14,421
Halliburton Co.	2,438	95,058
Occidental Petroleum Corp.	2,849	185,185
SLB Ltd. (Curacao)	2,116	108,741
Valero Energy Corp.	882	217,925
		1,427,538
Equity Real Estate Investment Trusts (REITs) — 3.6%
AvalonBay Communities, Inc.	4	653
Federal Realty Investment Trust	279	29,632
Host Hotels & Resorts, Inc.	1,931	36,998
Invitation Homes, Inc.	1,622	40,307
Kimco Realty Corp.	1,095	24,605
Mid-America Apartment Communities, Inc.	313	38,223
Prologis, Inc.	1,632	215,718
Realty Income Corp.	2,659	162,678
Regency Centers Corp.	485	36,695
Simon Property Group, Inc.	943	175,898
Ventas, Inc.	1,357	110,975
VICI Properties, Inc.	2,246	61,361
Welltower, Inc.	965	190,790
		1,124,533
Financial Services — 4.2%
Cboe Global Markets, Inc.	303	85,164
CME Group, Inc.	282	83,289
Corpay, Inc.*	248	72,165
FactSet Research Systems, Inc.	110	23,869
Fidelity National Information Services, Inc.	1,457	68,348
Fiserv, Inc.*	1,553	86,657
Franklin Resources, Inc.	1,868	44,122
Global Payments, Inc.	723	48,658
Intercontinental Exchange, Inc.	570	89,650
Mastercard, Inc., Class A	52	25,982
Nasdaq, Inc.	1,648	139,899
PayPal Holdings, Inc.	3,340	151,068
S&P Global, Inc.	453	192,679
T Rowe Price Group, Inc.	793	71,481
Visa, Inc., Class A	445	134,497
		1,317,528
Food, Beverage & Tobacco — 7.7%
Altria Group, Inc.	6,080	401,219
Brown-Forman Corp., Class B	1,218	32,204
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Campbell's Company (The)	946	$ 21,067
Coca-Cola Co. (The)	5,653	429,911
Conagra Brands, Inc.	1,384	21,757
Constellation Brands, Inc., Class A	506	75,900
General Mills, Inc.	1,590	59,180
Hershey Co. (The)	538	111,845
Hormel Foods Corp.	1,591	36,036
J M Smucker Co. (The)	289	27,871
Keurig Dr Pepper, Inc.	4,311	113,509
Kraft Heinz Co. (The)	3,426	77,051
McCormick & Co., Inc., non-voting shares	719	36,266
Molson Coors Beverage Co., Class B	572	24,630
Monster Beverage Corp.*	918	66,518
PepsiCo, Inc.	2,617	406,394
Philip Morris International, Inc.	2,457	406,240
Tyson Foods, Inc., Class A	1,167	74,770
		2,422,368
Health Care Equipment & Services — 8.4%
Align Technology, Inc.*	208	35,657
Baxter International, Inc.	1,483	24,914
Becton Dickinson & Co.	889	139,778
Boston Scientific Corp.*	551	34,575
Cardinal Health, Inc.	777	164,188
Cencora, Inc.	468	147,018
Cigna Group (The)	773	206,198
CVS Health Corp.	2,992	214,885
DaVita, Inc.*	248	38,115
Elevance Health, Inc.	271	79,335
GE HealthCare Technologies, Inc.	1,488	105,916
HCA Healthcare, Inc.	665	314,705
Labcorp Holdings, Inc.	239	63,768
McKesson Corp.	367	317,587
Medtronic PLC (Ireland)	2,098	181,792
Quest Diagnostics, Inc.	331	64,869
ResMed, Inc.	390	87,547
Solventum Corp.*	521	34,021
UnitedHealth Group, Inc.	1,255	339,591
Universal Health Services, Inc., Class B	221	39,552
		2,634,011
Household & Personal Products — 3.0%
Church & Dwight Co., Inc.	695	64,858
Clorox Co. (The)	353	36,582
Colgate-Palmolive Co.	2,182	185,972

The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Estee Lauder Cos., Inc. (The), Class A	960	$ 68,899
Kenvue, Inc.	5,539	95,492
Kimberly-Clark Corp.	1,205	116,246
Procter & Gamble Co. (The)	2,650	382,766
		950,815
Insurance — 4.2%
Aon PLC, Class A (Ireland)	567	183,016
Arthur J Gallagher & Co.	560	121,285
Brown & Brown, Inc.	975	63,580
Chubb Ltd. (Switzerland)	617	201,099
Cincinnati Financial Corp.	412	64,828
Erie Indemnity Co., Class A	151	37,948
Hartford Insurance Group, Inc. (The)	807	109,131
Loews Corp.	750	80,055
Marsh & McLennan Cos., Inc.	1,420	246,299
Principal Financial Group, Inc.	411	37,035
Travelers Cos., Inc. (The)	280	81,670
Willis Towers Watson PLC (Ireland)	327	95,059
		1,321,005
Materials — 3.3%
Avery Dennison Corp.	279	48,178
Ball Corp.	749	44,273
CF Industries Holdings, Inc.	557	72,321
Corteva, Inc.	2,245	187,929
DuPont de Nemours, Inc.	1,485	68,013
LyondellBasell Industries NV, Class A (Netherlands)	930	74,921
Newmont Corp.	3,683	398,685
PPG Industries, Inc.	648	69,258
Smurfit Westrock PLC (Ireland)	1,481	59,018
		1,022,596
Media & Entertainment — 1.7%
Charter Communications, Inc., Class A*	387	83,545
Fox Corp., Class A	1,299	75,862
News Corp., Class A	1,663	41,459
Omnicom Group, Inc.	830	62,507
Walt Disney Co. (The)	2,820	271,792
		535,165
Pharmaceuticals, Biotechnology & Life Sciences — 8.8%
Amgen, Inc.	397	139,684
Biogen, Inc.*	425	77,915
Bristol-Myers Squibb Co.	6,293	381,670
Charles River Laboratories International, Inc.*	133	22,943
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Gilead Sciences, Inc.	2,758	$ 384,382
Incyte Corp.*	633	59,578
IQVIA Holdings, Inc.*	20	3,411
Johnson & Johnson	1,838	449,281
Merck & Co., Inc.	3,075	369,892
Pfizer, Inc.	17,213	483,341
Regeneron Pharmaceuticals, Inc.	249	192,387
Viatris, Inc.	3,112	42,043
Zoetis, Inc.	1,193	141,025
		2,747,552
Semiconductors & Semiconductor Equipment — 6.2%
Applied Materials, Inc.	1,368	467,569
First Solar, Inc.*	290	57,205
KLA Corp.	8	11,779
Lam Research Corp.	3,322	709,779
Microchip Technology, Inc.	182	11,759
Micron Technology, Inc.	458	154,731
NXP Semiconductors NV (Netherlands)	299	58,861
ON Semiconductor Corp.*	1,113	68,917
Qnity Electronics, Inc.	2	231
QUALCOMM, Inc.	2,982	384,022
Skyworks Solutions, Inc.	526	28,167
		1,953,020
Software & Services — 3.4%
Accenture PLC, Class A (Ireland)	1,826	362,077
Adobe, Inc.*	1,166	283,431
Cognizant Technology Solutions Corp., Class A	1,434	87,976
EPAM Systems, Inc.*	159	21,529
Gartner, Inc.*	216	34,201
Gen Digital, Inc.	2,200	41,426
GoDaddy, Inc., Class A*	407	33,647
Intuit, Inc.	11	4,756
PTC, Inc.*	346	49,302
Roper Technologies, Inc.	311	110,050
Trimble, Inc.*	229	14,938
VeriSign, Inc.	61	15,150
		1,058,483
Technology Hardware & Equipment — 5.2%
Apple, Inc.	677	171,816
CDW Corp.	436	52,765
Cisco Systems, Inc.	4,597	356,681
Dell Technologies, Inc., Class C	1,732	284,273
F5, Inc.*	207	59,891

The accompanying notes are an integral part of the financial statements.

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Concluded)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Hewlett Packard Enterprise Co.	3,530	$ 84,049
HP, Inc.	3,330	63,969
Jabil, Inc.	384	102,002
Keysight Technologies, Inc.*	78	22,025
NetApp, Inc.	719	73,618
Sandisk Corp.*	84	53,369
TE Connectivity PLC (Ireland)	1,066	222,815
Western Digital Corp.	204	55,180
Zebra Technologies Corp., Class A*	131	27,390
		1,629,843
Telecommunication Services — 4.5%
AT&T, Inc.	7,820	226,702
Comcast Corp., Class A	11,443	328,528
T-Mobile US, Inc.	1,565	328,697
Verizon Communications, Inc.	10,783	541,307
		1,425,234
Transportation — 4.6%
CH Robinson Worldwide, Inc.	346	57,460
CSX Corp.	3,474	142,608
Delta Air Lines, Inc.	2,159	143,530
Expeditors International of Washington, Inc.	443	63,451
FedEx Corp.	688	245,052
JB Hunt Transport Services, Inc.	283	59,968
Norfolk Southern Corp.	605	173,635
Union Pacific Corp.	1,360	329,963
United Parcel Service, Inc., Class B	2,452	241,228
		1,456,895
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 0.1%
Vistra Corp.	225	$ 33,824
TOTAL COMMON STOCKS (Cost $27,641,820)		31,302,447
SHORT-TERM INVESTMENT — 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(a)	204,001	204,001
TOTAL SHORT-TERM INVESTMENT (Cost $204,001)		204,001

TOTAL INVESTMENTS - 100.4% (Cost $27,845,821)		31,506,448
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(128,868)
NET ASSETS - 100.0%		$31,377,580

(a)	Rate disclosed is the 7-day yield at March 31, 2026.
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 98.6%
Automobiles & Components — 2.2%
Aptiv PLC (Jersey)*	436	$ 30,276
Ford Motor Co.	6,343	73,198
General Motors Co.	1,459	108,696
Tesla, Inc.*	784	291,452
		503,622
Banks — 3.1%
Bank of America Corp.	2,706	131,917
Citigroup, Inc.	655	74,284
Citizens Financial Group, Inc.	161	9,655
Fifth Third Bancorp	251	11,661
Huntington Bancshares, Inc.	69	1,080
JPMorgan Chase & Co.	1,011	297,396
KeyCorp.	367	7,358
M&T Bank Corp.	39	8,062
PNC Financial Services Group, Inc. (The)	146	30,381
Regions Financial Corp.	45	1,175
Truist Financial Corp.	473	21,744
US Bancorp	583	30,322
Wells Fargo & Co.	1,160	92,348
		717,383
Capital Goods — 7.5%
3M Co.	30	4,357
A. O. Smith Corp.	216	14,243
Allegion PLC (Ireland)	137	19,905
AMETEK, Inc.	323	69,238
Axon Enterprise, Inc.*	4	1,699
Boeing Co. (The)*	37	7,364
Builders FirstSource, Inc.*	6	494
Carrier Global Corp.	47	2,647
Caterpillar, Inc.	394	279,133
Comfort Systems USA, Inc.	1	1,379
Cummins, Inc.	38	20,445
Deere & Co.	15	8,450
Dover Corp.	191	39,814
Eaton Corp. PLC (Ireland)	22	7,869
EMCOR Group, Inc.	68	50,205
Emerson Electric Co.	33	4,324
Fastenal Co.	56	2,598
Fortive Corp.	18	995
GE Vernova, Inc.	15	13,093
Generac Holdings, Inc.*	3	586
General Dynamics Corp.	415	142,436
General Electric Co.	59	16,742
Honeywell International, Inc.	976	220,605
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Howmet Aerospace, Inc.	23	$ 5,301
Hubbell, Inc.	3	1,472
Huntington Ingalls Industries, Inc.	3	1,140
IDEX Corp.	4	758
Illinois Tool Works, Inc.	442	115,048
Ingersoll Rand, Inc.	22	1,763
Johnson Controls International PLC (Ireland)	954	124,926
L3Harris Technologies, Inc.	10	3,452
Lennox International, Inc.	2	928
Lockheed Martin Corp.	353	213,350
Masco Corp.	11	664
Nordson Corp.	89	23,679
Northrop Grumman Corp.	55	37,523
Otis Worldwide Corp.	597	46,017
PACCAR, Inc.	29	3,350
Parker-Hannifin Corp.	7	6,267
Pentair PLC (Ireland)	9	784
Quanta Services, Inc.	8	4,392
Rockwell Automation, Inc.	6	2,153
RTX Corp.	75	14,467
Snap-on, Inc.	80	29,058
Stanley Black & Decker, Inc.	238	16,912
Textron, Inc.	280	24,517
Trane Technologies PLC (Ireland)	12	5,001
TransDigm Group, Inc.	3	3,477
United Rentals, Inc.	14	10,200
Vertiv Holdings Co., Class A	14	3,508
Westinghouse Air Brake Technologies Corp.	263	65,726
WW Grainger, Inc.	2	2,182
Xylem, Inc.	375	44,812
		1,741,448
Commercial & Professional Services — 1.3%
Automatic Data Processing, Inc.	657	133,489
Broadridge Financial Solutions, Inc.	11	1,787
Cintas Corp.	20	3,383
Copart, Inc.*	66	2,191
Equifax, Inc.	6	1,081
Jacobs Solutions, Inc.	189	24,056
Leidos Holdings, Inc.	194	30,171
Paychex, Inc.	561	51,679
Republic Services, Inc.	17	3,723
Rollins, Inc.	24	1,282
Veralto Corp.	366	32,362

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Verisk Analytics, Inc.	32	$ 6,072
Waste Management, Inc.	20	4,596
		295,872
Consumer Discretionary Distribution & Retail — 5.1%
Amazon.com, Inc.*	4,960	1,033,019
AutoZone, Inc.*	1	3,378
Bath & Body Works, Inc.	312	5,825
Best Buy Co., Inc.	366	23,497
Carvana Co.*	5	1,572
eBay, Inc.	48	4,369
Genuine Parts Co.	213	22,525
Home Depot, Inc. (The)	56	18,418
Lowe's Cos., Inc.	31	7,325
O'Reilly Automotive, Inc.*	45	4,154
Pool Corp.	2	404
Ross Stores, Inc.	19	4,116
TJX Cos., Inc. (The)	63	10,061
Tractor Supply Co.	30	1,359
Ulta Beauty, Inc.*	69	36,067
Williams-Sonoma, Inc.	6	1,094
		1,177,183
Consumer Durables & Apparel — 0.8%
Deckers Outdoor Corp.*	228	22,820
DR Horton, Inc.	16	2,196
Garmin Ltd. (Switzerland)	11	2,552
Hasbro, Inc.	227	21,247
Lennar Corp., Class A	14	1,216
Lululemon Athletica, Inc.*	184	28,170
NIKE, Inc., Class B	84	4,437
NVR, Inc.*	1	6,590
PulteGroup, Inc.	11	1,294
Ralph Lauren Corp.	94	32,335
Tapestry, Inc.	380	53,622
		176,479
Consumer Services — 1.5%
Airbnb, Inc., Class A*	30	3,788
Booking Holdings, Inc.	49	206,306
Carnival Corp. (Panama)	73	1,889
Chipotle Mexican Grill, Inc.*	74	2,369
Darden Restaurants, Inc.	6	1,176
Domino's Pizza, Inc.	1	359
DoorDash, Inc., Class A*	17	2,553
Expedia Group, Inc.	192	44,331
Hilton Worldwide Holdings, Inc.	13	3,953
Las Vegas Sands Corp.	1,060	57,113
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Marriott International, Inc., Class A	15	$ 4,906
McDonald's Corp.	39	12,121
MGM Resorts International*	14	518
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	25	467
Royal Caribbean Cruises Ltd. (Liberia)	15	4,128
Starbucks Corp.	65	5,823
Wynn Resorts Ltd.	5	508
Yum! Brands, Inc.	15	2,332
		354,640
Consumer Staples Distribution & Retail — 0.7%
Costco Wholesale Corp.	21	20,925
Dollar General Corp.	344	40,843
Dollar Tree, Inc.*	342	37,452
Kroger Co. (The)	34	2,460
Sysco Corp.	26	1,855
Target Corp.	25	3,030
Walmart, Inc.	449	55,802
		162,367
Energy — 3.1%
APA Corp.	570	24,191
Baker Hughes Co.	56	3,419
Chevron Corp.	504	104,277
ConocoPhillips	537	70,884
Coterra Energy, Inc.	43	1,511
Devon Energy Corp.	979	49,263
Diamondback Energy, Inc.	16	3,165
EOG Resources, Inc.	31	4,482
EQT Corp.	35	2,227
Expand Energy Corp.	118	12,954
Exxon Mobil Corp.	1,282	217,504
Halliburton Co.	1,496	58,329
Kinder Morgan, Inc.	125	4,191
Marathon Petroleum Corp.	17	4,151
Occidental Petroleum Corp.	131	8,515
ONEOK, Inc.	35	3,164
Phillips 66	22	4,008
SLB Ltd. (Curacao)	84	4,317
Targa Resources Corp.	11	2,758
Texas Pacific Land Corp.	3	1,424
Valero Energy Corp.	476	117,610
Williams Cos., Inc. (The)	64	4,658
		707,002

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Equity Real Estate Investment Trusts (REITs) — 2.1%
Alexandria Real Estate Equities, Inc.	9	$ 418
American Tower Corp.	26	4,487
AvalonBay Communities, Inc.	7	1,143
BXP, Inc.	9	467
Camden Property Trust	6	586
Crown Castle, Inc.	24	1,951
Digital Realty Trust, Inc.	15	2,703
Equinix, Inc.	4	3,921
Equity Residential	21	1,242
Essex Property Trust, Inc.	3	726
Extra Space Storage, Inc.	11	1,442
Federal Realty Investment Trust	5	531
Healthpeak Properties, Inc.	34	559
Host Hotels & Resorts, Inc.	34	651
Invitation Homes, Inc.	30	746
Iron Mountain, Inc.	14	1,430
Kimco Realty Corp.	38	854
Mid-America Apartment Communities, Inc.	6	733
Prologis, Inc.	52	6,873
Public Storage	9	2,438
Realty Income Corp.	1,432	87,610
Regency Centers Corp.	11	832
SBA Communications Corp.	6	1,033
Simon Property Group, Inc.	508	94,757
UDR, Inc.	18	608
Ventas, Inc.	728	59,536
VICI Properties, Inc.	49	1,339
Welltower, Inc.	1,069	211,352
Weyerhaeuser Co.	41	1,002
		491,970
Financial Services — 7.9%
American Express Co.	257	77,737
Ameriprise Financial, Inc.	35	15,554
Apollo Global Management, Inc.	217	24,178
Ares Management Corp., Class A	37	4,037
Bank of New York Mellon Corp. (The)	260	30,844
Berkshire Hathaway, Inc., Class B*	809	387,673
Blackrock, Inc.	62	59,626
Blackstone, Inc.	281	32,312
Block, Inc.*	34	2,046
Capital One Financial Corp.	235	42,871
Cboe Global Markets, Inc.	161	45,252
Charles Schwab Corp. (The)	659	61,933
CME Group, Inc.	20	5,907
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Coinbase Global, Inc., Class A*	16	$ 2,794
Corpay, Inc.*	120	34,919
FactSet Research Systems, Inc.	60	13,019
Fidelity National Information Services, Inc.	799	37,481
Fiserv, Inc.*	897	50,053
Franklin Resources, Inc.	224	5,291
Global Payments, Inc.	13	875
Goldman Sachs Group, Inc. (The)	115	97,289
Interactive Brokers Group, Inc., Class A	168	11,268
Intercontinental Exchange, Inc.	32	5,033
Invesco Ltd. (Bermuda)	181	4,396
Jack Henry & Associates, Inc.	4	632
KKR & Co., Inc.	335	30,988
Mastercard, Inc., Class A	345	172,383
Moody's Corp.	10	4,363
Morgan Stanley	634	104,337
MSCI, Inc.	4	2,156
Nasdaq, Inc.	889	75,467
Northern Trust Corp.	69	9,630
PayPal Holdings, Inc.	1,719	77,750
Raymond James Financial, Inc.	74	10,714
Robinhood Markets, Inc., Class A*	226	15,662
S&P Global, Inc.	18	7,656
State Street Corp.	104	13,162
Synchrony Financial	130	8,843
T Rowe Price Group, Inc.	107	9,645
Visa, Inc., Class A	736	222,449
		1,818,225
Food, Beverage & Tobacco — 3.2%
Altria Group, Inc.	2,570	169,594
Archer-Daniels-Midland Co.	27	1,963
Brown-Forman Corp., Class B	25	661
Bunge Global SA (Switzerland)	8	1,018
Campbell's Company (The)	458	10,200
Coca-Cola Co. (The)	1,480	112,554
Conagra Brands, Inc.	733	11,523
Constellation Brands, Inc., Class A	266	39,900
General Mills, Inc.	819	30,483
Hershey Co. (The)	11	2,287
Hormel Foods Corp.	845	19,139
J M Smucker Co. (The)	6	579
Keurig Dr Pepper, Inc.	2,146	56,504
Kraft Heinz Co. (The)	1,818	40,887

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
McCormick & Co., Inc., non-voting shares	16	$ 807
Molson Coors Beverage Co., Class B	278	11,971
Mondelez International, Inc., Class A	72	4,150
Monster Beverage Corp.*	55	3,985
PepsiCo, Inc.	1,179	183,087
Philip Morris International, Inc.	87	14,384
Tyson Foods, Inc., Class A	551	35,302
		750,978
Health Care Equipment & Services — 5.3%
Abbott Laboratories	671	68,892
Align Technology, Inc.*	112	19,200
Baxter International, Inc.	787	13,222
Becton Dickinson & Co.	16	2,516
Boston Scientific Corp.*	70	4,392
Cardinal Health, Inc.	364	76,917
Cencora, Inc.	10	3,141
Centene Corp.*	27	884
Cigna Group (The)	417	111,235
Cooper Cos., Inc. (The)*	11	786
CVS Health Corp.	755	54,224
DaVita, Inc.*	113	17,367
Dexcom, Inc.*	18	1,130
Edwards Lifesciences Corp.*	29	2,322
Elevance Health, Inc.	12	3,513
GE HealthCare Technologies, Inc.	720	51,250
HCA Healthcare, Inc.	343	162,321
Henry Schein, Inc.*	6	442
Humana, Inc.	6	1,040
IDEXX Laboratories, Inc.*	4	2,248
Insulet Corp.*	4	839
Intuitive Surgical, Inc.*	16	7,376
Labcorp Holdings, Inc.	4	1,067
McKesson Corp.	198	171,341
Medtronic PLC (Ireland)	72	6,239
Quest Diagnostics, Inc.	169	33,121
ResMed, Inc.	224	50,284
Solventum Corp.*	271	17,696
STERIS PLC (Ireland)	5	1,106
Stryker Corp.	18	5,915
UnitedHealth Group, Inc.	1,133	306,578
Universal Health Services, Inc., Class B	98	17,539
Zimmer Biomet Holdings, Inc.	11	995
		1,217,138
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — 1.4%
Church & Dwight Co., Inc.	343	$ 32,009
Clorox Co. (The)	186	19,275
Colgate-Palmolive Co.	1,191	101,509
Estee Lauder Cos., Inc. (The), Class A	566	40,622
Kenvue, Inc.	107	1,845
Kimberly-Clark Corp.	510	49,200
Procter & Gamble Co. (The)	574	82,908
		327,368
Insurance — 0.9%
Aflac, Inc.	29	3,182
Allstate Corp. (The)	13	2,695
American International Group, Inc.	30	2,257
Aon PLC, Class A (Ireland)	12	3,873
Arch Capital Group Ltd. (Bermuda)*	20	1,920
Arthur J Gallagher & Co.	14	3,032
Assurant, Inc.	2	436
Brown & Brown, Inc.	527	34,366
Chubb Ltd. (Switzerland)	22	7,170
Cincinnati Financial Corp.	8	1,259
Erie Indemnity Co., Class A	2	503
Everest Group Ltd. (Bermuda)	2	654
Globe Life, Inc.	4	557
Hartford Insurance Group, Inc. (The)	15	2,028
Loews Corp.	11	1,174
Marsh & McLennan Cos., Inc.	769	133,383
MetLife, Inc.	37	2,617
Principal Financial Group, Inc.	12	1,081
Progressive Corp. (The)	32	6,344
Prudential Financial, Inc.	19	1,856
Travelers Cos., Inc. (The)	12	3,500
W R Berkley Corp.	21	1,392
Willis Towers Watson PLC (Ireland)	5	1,453
		216,732
Materials — 2.0%
Air Products and Chemicals, Inc.	10	2,905
Albemarle Corp.	6	1,077
Amcor PLC (Jersey)	24	954
Avery Dennison Corp.	4	691
Ball Corp.	411	24,294
CF Industries Holdings, Inc.	288	37,394
Corteva, Inc.	1,055	88,314
CRH PLC (Ireland)	27	2,838
Dow, Inc.	40	1,666
DuPont de Nemours, Inc.	654	29,953

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Ecolab, Inc.	15	$ 3,990
Freeport-McMoRan, Inc.	81	4,761
International Flavors & Fragrances, Inc.	14	1,016
International Paper Co.	27	964
Linde PLC (Ireland)	26	12,890
LyondellBasell Industries NV, Class A (Netherlands)	18	1,450
Martin Marietta Materials, Inc.	3	1,766
Mosaic Co. (The)	18	459
Newmont Corp.	1,883	203,835
Nucor Corp.	13	2,198
Packaging Corp. of America	5	1,061
PPG Industries, Inc.	346	36,980
Sherwin-Williams Co. (The)	14	4,488
Smurfit Westrock PLC (Ireland)	29	1,156
Steel Dynamics, Inc.	8	1,440
Vulcan Materials Co.	7	1,906
		470,446
Media & Entertainment — 9.5%
Alphabet, Inc., Class A	3,841	1,104,518
Charter Communications, Inc., Class A*	217	46,846
EchoStar Corp., Class A*	11	1,288
Electronic Arts, Inc.	97	19,775
Fox Corp., Class A	23	1,343
Live Nation Entertainment, Inc.*	11	1,678
Meta Platforms, Inc., Class A	1,171	669,964
Netflix, Inc.*	238	22,884
News Corp., Class A	900	22,437
Omnicom Group, Inc.	17	1,280
Paramount Skydance Corp., Class B	60	541
Take-Two Interactive Software, Inc.*	72	14,220
TKO Group Holdings, Inc.	4	807
Trade Desk, Inc. (The), Class A*	20	454
Walt Disney Co. (The)	2,596	250,203
Warner Bros Discovery, Inc.*	951	26,114
		2,184,352
Pharmaceuticals, Biotechnology & Life Sciences — 4.6%
AbbVie, Inc.	99	21,531
Agilent Technologies, Inc.	14	1,596
Amgen, Inc.	30	10,555
Biogen, Inc.*	225	41,249
Bio-Techne Corp.	8	418
Bristol-Myers Squibb Co.	3,126	189,592
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Charles River Laboratories International, Inc.*	2	$ 345
Danaher Corp.	273	51,761
Eli Lilly & Co.	45	41,390
Gilead Sciences, Inc.	754	105,085
Incyte Corp.*	307	28,895
IQVIA Holdings, Inc.*	285	48,604
Johnson & Johnson	814	198,974
Merck & Co., Inc.	691	83,120
Mettler-Toledo International, Inc.*	1	1,261
Moderna, Inc.*	22	1,118
Pfizer, Inc.	6,755	189,680
Regeneron Pharmaceuticals, Inc.	5	3,863
Revvity, Inc.	6	526
Thermo Fisher Scientific, Inc.	22	10,814
Vertex Pharmaceuticals, Inc.*	14	6,252
Viatris, Inc.	1,768	23,886
Waters Corp.*	4	1,191
West Pharmaceutical Services, Inc.	4	1,003
Zoetis, Inc.	21	2,482
		1,065,191
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A*	17	2,303
CoStar Group, Inc.*	19	766
		3,069
Semiconductors & Semiconductor Equipment — 12.3%
Advanced Micro Devices, Inc.*	77	15,664
Analog Devices, Inc.	27	8,590
Applied Materials, Inc.	925	316,156
Broadcom, Inc.	309	95,639
First Solar, Inc.*	164	32,351
Intel Corp.*	245	10,812
KLA Corp.	7	10,307
Lam Research Corp.	2,043	436,507
Microchip Technology, Inc.	31	2,003
Micron Technology, Inc.	1,270	429,057
Monolithic Power Systems, Inc.	2	2,187
NVIDIA Corp.	7,073	1,233,531
NXP Semiconductors NV (Netherlands)	14	2,756
ON Semiconductor Corp.*	22	1,362
Qnity Electronics, Inc.	11	1,269
QUALCOMM, Inc.	1,675	215,706
Skyworks Solutions, Inc.	273	14,619

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Teradyne, Inc.	9	$ 2,668
Texas Instruments, Inc.	38	7,377
		2,838,561
Software & Services — 8.4%
Accenture PLC, Class A (Ireland)	1,006	199,480
Adobe, Inc.*	645	156,786
Akamai Technologies, Inc.*	8	919
AppLovin Corp., Class A*	14	5,572
Autodesk, Inc.*	12	2,873
Cadence Design Systems, Inc.*	15	4,168
Cognizant Technology Solutions Corp., Class A	779	47,792
Crowdstrike Holdings, Inc., Class A*	10	3,904
Datadog, Inc., Class A*	14	1,653
EPAM Systems, Inc.*	86	11,644
Fair Isaac Corp.*	1	1,067
Fortinet, Inc.*	37	3,024
Gartner, Inc.*	125	19,792
Gen Digital, Inc.	1,046	19,696
GoDaddy, Inc., Class A*	223	18,435
International Business Machines Corp.	53	12,847
Intuit, Inc.	15	6,486
Microsoft Corp.	3,434	1,271,164
Oracle Corp.	162	23,832
Palantir Technologies, Inc., Class A*	134	19,601
Palo Alto Networks, Inc.*	32	5,130
PTC, Inc.*	187	26,646
Roper Technologies, Inc.	168	59,448
Salesforce, Inc.	52	9,707
ServiceNow, Inc.*	59	6,168
Synopsys, Inc.*	10	3,965
Trimble, Inc.*	12	783
Tyler Technologies, Inc.*	2	685
VeriSign, Inc.	5	1,242
Workday, Inc., Class A*	11	1,429
		1,945,938
Technology Hardware & Equipment — 10.8%
Amphenol Corp., Class A	74	9,350
Apple, Inc.	5,719	1,451,425
Arista Networks, Inc.*	71	8,717
CDW Corp.	203	24,567
Ciena Corp.*	5	1,941
Cisco Systems, Inc.	4,221	327,507
Coherent Corp.*	7	1,667
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Corning, Inc.	48	$ 6,527
Dell Technologies, Inc., Class C	1,205	197,777
F5, Inc.*	3	868
Hewlett Packard Enterprise Co.	2,039	48,549
HP, Inc.	1,594	30,621
Jabil, Inc.	200	53,126
Keysight Technologies, Inc.*	10	2,824
Lumentum Holdings, Inc.*	2	1,405
Motorola Solutions, Inc.	9	3,906
NetApp, Inc.	371	37,987
Sandisk Corp.*	160	101,654
Seagate Technology Holdings PLC (Ireland)	13	5,093
Super Micro Computer, Inc.*	35	797
TE Connectivity PLC (Ireland)	479	100,121
Teledyne Technologies, Inc.*	2	1,210
Western Digital Corp.	244	65,999
Zebra Technologies Corp., Class A*	3	627
		2,484,265
Telecommunication Services — 2.6%
AT&T, Inc.	404	11,712
Comcast Corp., Class A	207	5,943
T-Mobile US, Inc.	1,360	285,641
Verizon Communications, Inc.	5,868	294,573
		597,869
Transportation — 1.9%
CH Robinson Worldwide, Inc.	183	30,391
CSX Corp.	104	4,269
Delta Air Lines, Inc.	1,055	70,136
Expeditors International of Washington, Inc.	219	31,367
FedEx Corp.	393	139,979
JB Hunt Transport Services, Inc.	5	1,060
Norfolk Southern Corp.	12	3,444
Old Dominion Freight Line, Inc.	10	1,954
Southwest Airlines Co.	29	1,090
Uber Technologies, Inc.*	98	7,049
Union Pacific Corp.	33	8,007
United Airlines Holdings, Inc.*	18	1,657
United Parcel Service, Inc., Class B	1,403	138,027
		438,430
Utilities — 0.4%
AES Corp. (The)	40	564
Alliant Energy Corp.	13	933
Ameren Corp.	13	1,429

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Concluded)
March 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
American Electric Power Co., Inc.	25	$ 3,277
American Water Works Co., Inc.	9	1,225
Atmos Energy Corp.	7	1,293
CenterPoint Energy, Inc.	30	1,295
CMS Energy Corp.	14	1,086
Consolidated Edison, Inc.	20	2,264
Constellation Energy Corp.	17	4,747
Dominion Energy, Inc.	49	3,029
DTE Energy Co.	11	1,608
Duke Energy Corp.	44	5,761
Edison International	18	1,317
Entergy Corp.	20	2,247
Evergy, Inc.	11	901
Eversource Energy	21	1,455
Exelon Corp.	57	2,794
FirstEnergy Corp.	28	1,418
NextEra Energy, Inc.	97	9,009
NiSource, Inc.	21	980
NRG Energy, Inc.	11	1,608
PG&E Corp.	843	14,812
Pinnacle West Capital Corp.	6	604
PPL Corp.	42	1,604
Public Service Enterprise Group, Inc.	28	2,267
Sempra	30	2,915
Southern Co. (The)	52	5,019
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Vistra Corp.	20	$ 3,007
WEC Energy Group, Inc.	15	1,737
Xcel Energy, Inc.	27	2,145
		84,350
TOTAL COMMON STOCKS (Cost $17,547,619)		22,770,878
SHORT-TERM INVESTMENT — 1.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(a)	312,258	312,258
TOTAL SHORT-TERM INVESTMENT (Cost $312,258)		312,258

TOTAL INVESTMENTS - 100.0% (Cost $17,859,877)		23,083,136
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		6,081
NET ASSETS - 100.0%		$23,089,217

(a)	Rate disclosed is the 7-day yield at March 31, 2026.
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM TOTAL RETURN FUND
Portfolio of Investments
March 31, 2026
(Unaudited)
	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.3%
Gotham 1000 Value ETF	192,473	$ 4,872,935
Gotham Enhanced S&P 500 Index Fund	131,992	2,412,814
Gotham Index Plus Fund	129,229	4,030,660
Gotham Large Value Fund	221,577	3,217,302
Gotham Neutral Fund*	115,233	1,710,053
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $13,593,366)		16,243,764
SHORT-TERM INVESTMENT — 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(b)	122,882	122,882
TOTAL SHORT-TERM INVESTMENT (Cost $122,882)		122,882

TOTAL INVESTMENTS - 100.1% (Cost $13,716,248)		16,366,646
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(12,087)
NET ASSETS - 100.0%		$16,354,559

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
(b)	Rate disclosed is the 7-day yield at March 31, 2026.
*	Non-income producing.
ETF	Exchange-Traded Fund
S&P	Standard & Poor's

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Assets and Liabilities
March 31, 2026
(Unaudited)
	Gotham Absolute Return Fund	Gotham Enhanced Return Fund	Gotham Neutral Fund
Assets
Non-affiliated investments, at value[1,2]	$972,271,746	$154,062,300	$101,661,212
Affiliated investments, at value[2,3]	—	188,380,840	—
Swaps, at value(a)	88,878,775	68,240,613	8,757,508
Cash	180,092	35,371	9,385
Due from broker	12,087,777	16,753,804	260,325
Receivables:
Investments sold	13,149,581	1,723,488	2,198,803
Capital shares sold	2,596,806	156,709	47,183
Dividends	739,641	140,770	79,481
Prepaid expenses and other assets	38,225	23,981	20,527
Total Assets	1,089,942,643	429,517,876	113,034,424
Liabilities
Due to broker	8,003	—	—
Payables:
Investments purchased	13,094,844	1,788,691	2,229,151
Investment adviser	1,223,372	421,898	115,634
Capital shares redeemed	1,039,554	120,744	17,191
Administration and accounting fees	86,571	52,557	35,928
Accrued expenses	107,120	53,027	54,364
Total Liabilities	15,559,464	2,436,917	2,452,268
Contingencies and Commitments (Note 2)	N/A	N/A	N/A
Net Assets	$1,074,383,179	$427,080,959	$110,582,156
Net Assets Consisted of:
Capital stock, $0.01 par value	$498,922	$292,823	$74,537
Paid-in capital	905,453,905	301,005,705	148,024,038
Total distributable earnings/(loss)	168,430,352	125,782,431	(37,516,419)
Net Assets	$1,074,383,179	$427,080,959	$110,582,156
Institutional Class Shares:
Net assets	$1,074,383,179	$427,080,959	$110,582,156
Shares outstanding	49,892,247	29,282,306	7,453,726
Net asset value, offering and redemption price per share	$21.53	$14.58	$14.84
[1]Non-affiliated investments, at cost	$882,150,148	$142,777,203	$102,090,819
[2]Includes market value of securities designated as collateral for swaps	$283,821,045	$152,994,855	$52,804,165
[3]Affiliated investments, at cost	$—	$148,361,300	$—

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Assets and Liabilities (Concluded)
March 31, 2026
(Unaudited)
	Gotham Index Plus Fund	Gotham Large Value Fund	Gotham Enhanced S&P 500 Index Fund	Gotham Total Return Fund
Assets
Non-affiliated investments, at value[1,2]	$258,617,973	$31,506,448	$23,083,136	$122,882
Affiliated investments, at value[2,3]	502,798,782	—	—	16,243,764
Swaps, at value(a)	292,126,666	—	—	—
Due from broker	39,430,009	—	—	—
Receivables:
Investments sold	1,186,426	134,886	171,250	—
Capital shares sold	1,081,791	3,501	4,162	—
Dividends	235,873	41,222	14,173	510
Investment adviser	—	—	—	12,580
Prepaid expenses and other assets	46,098	11,699	—	10,318
Total Assets	1,095,523,618	31,697,756	23,272,721	16,390,054
Liabilities
Payables:
Investments purchased	987,050	140,442	172,189	—
Capital shares redeemed	915,954	137,557	1,000	7
Investment adviser	675,737	8,960	7,314	—
Administration and accounting fees	77,648	5,924	—	7,700
Due to custodian	24,411	—	—	—
Distribution fees (Investor Class Shares)	5,763	—	—	—
Distributions to shareholders	—	—	43	—
Accrued expenses	161,254	27,293	2,958	27,788
Total Liabilities	2,847,817	320,176	183,504	35,495
Contingencies and Commitments (Note 2)	—	N/A	N/A	—
Net Assets	$1,092,675,801	$31,377,580	$23,089,217	$16,354,559
Net Assets Consisted of:
Capital stock, $0.01 par value	$350,372	$21,616	$12,631	$12,331
Paid-in capital	669,044,920	26,605,004	17,229,705	12,985,355
Total distributable earnings	423,280,509	4,750,960	5,846,881	3,356,873
Net Assets	$1,092,675,801	$31,377,580	$23,089,217	$16,354,559
Institutional Class Shares:
Net assets	$1,065,844,527	$31,377,580	$23,089,217	$16,354,559
Shares outstanding	34,169,887	2,161,550	1,263,137	1,233,103
Net asset value, offering and redemption price per share	$31.19	$14.52	$18.28	$13.26
Investor Class Shares:
Net assets	$26,831,274	N/A	N/A	N/A
Shares outstanding	867,273	N/A	N/A	N/A
Net asset value, offering and redemption price per share	$30.94	N/A	N/A	N/A
[1]Non-affiliated investments, at cost	$218,252,667	$27,845,821	$17,859,877	$122,882
[2]Includes market value of securities designated as collateral for swaps	$514,232,039	$—	$—	$—
[3]Affiliated investments, at cost	$375,173,391	$—	$—	$13,593,366

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Operations
For the Six Months Ended March 31, 2026
(Unaudited)
	Gotham Absolute Return Fund	Gotham Enhanced Return Fund	Gotham Neutral Fund
Investment income
Dividends from non-affiliated investments	$6,531,453	$1,231,698	$719,326
Dividends from affiliated investments	—	4,924,518	—
Less: taxes withheld	(39,961)	(6,986)	(5,636)
Total investment income	6,491,492	6,149,230	713,690
Expenses
Advisory fees(Note 2)	7,692,629	2,671,448	824,481
Transfer agent fees(Note 2)	386,882	123,955	52,380
Administration and accounting fees(Note 2)	155,912	86,460	52,846
Trustees’ and officers’ fees(Note 2)	75,699	35,815	9,495
Legal fees	50,542	21,214	7,189
Custodian fees(Note 2)	49,545	22,986	7,092
Registration and filing fees	48,463	17,786	11,329
Audit fees	47,784	27,318	18,003
Shareholder reporting fees	31,466	16,268	13,129
Other expenses	27,668	17,113	10,875
Total expenses before waivers and/or reimbursements	8,566,590	3,040,363	1,006,819
Waivers and/or reimbursements(Note 2)	(873,961)	(368,915)	(182,338)
Net expenses after waivers and/or reimbursements	7,692,629	2,671,448	824,481
Net investment income/(loss)	(1,201,137)	3,477,782	(110,791)
Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	43,827,843	7,509,382	8,214,714
Net realized loss from swaps	(18,405,731)(a)	(4,274,404)(a)	(7,930,372)(a)
Net realized gain/(loss) from foreign currency transactions	1,945	782	(8)
Distributions of realized gains from affiliated investments	—	2,764,932	—
Net change in unrealized depreciation on non-affiliated investments	(16,458,687)	(1,971,440)	(5,291,055)
Net change in unrealized depreciation on affiliated investments	—	(4,417,742)	—
Net change in unrealized appreciation on swaps	21,184,014(a)	9,077,136(a)	5,842,648(a)
Net change in unrealized appreciation/(depreciation) on foreign currency translations	(208)	142	6
Net realized and unrealized gain on investments	30,149,176	8,688,788	835,933
Net increase in net assets resulting from operations	$28,948,039	$12,166,570	$725,142

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Operations (Concluded)
For the Six Months Ended March 31, 2026
(Unaudited)
	Gotham Index Plus Fund	Gotham Large Value Fund	Gotham Enhanced S&P 500 Index Fund	Gotham Total Return Fund
Investment income
Dividends from affiliated investments	$13,473,354	$—	$—	$188,961
Dividends from non-affiliated investments	3,019,536	381,713	162,314	7,635
Total investment income	16,492,890	381,713	162,314	196,596
Expenses
Advisory fees(Note 2)	4,424,099	128,268	59,507	—
Transfer agent fees(Note 2)	479,939	14,960	—	5,337
Administration and accounting fees(Note 2)	152,324	13,344	1,798	20,591
Trustees’ and officers’ fees(Note 2)	94,226	144	—	2,295
Interest expense	77,283	—	—	—
Custodian fees(Note 2)	76,828	945	—	4,999
Legal fees	60,175	2,734	—	1,699
Audit fees	56,379	14,089	—	13,145
Registration and filing fees	53,914	8,598	—	8,497
Shareholder reporting fees	53,828	12,022	—	11,506
Distribution fees (Investor Class Shares)(Note 2)	33,136	—	—	—
Support services fees	—	—	17,852	—
Other expenses	32,087	5,949	—	3,129
Total expenses before waivers and/or reimbursements	5,594,218	201,053	79,157	71,198
Waivers and/or reimbursements(Note 2)	(199,974)	(72,785)	(19,650)	(71,198)
Net expenses after waivers and/or reimbursements	5,394,244	128,268	59,507	—
Net investment income	11,098,646	253,445	102,807	196,596
Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	16,784,611	2,025,648	1,453,899	—
Net realized gain from affiliated investments	—	—	—	5,511
Net realized loss from swaps	(45,546,055)(a)	—	—	—
Distributions of realized gains from affiliated investments	208,607	—	—	785,607
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	(15,541,770)	26,025	(1,478,792)	—
Net change in unrealized depreciation on affiliated investments	(17,534,708)	—	—	(529,883)
Net change in unrealized appreciation on swaps	50,350,505(a)	—	—	—
Net realized and unrealized gain/(loss) on investments	(11,278,810)	2,051,673	(24,893)	261,235
Net increase/(decrease) in net assets resulting from operations	$(180,164)	$2,305,118	$77,914	$457,831

(a)	Primary risk exposure is equity contracts.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets
	Gotham Absolute Return Fund		Gotham Enhanced Return Fund
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(1,201,137)	$(80,867)	$3,477,782	$(146,356)
Net realized gains from investments, swaps, foreign currency transactions and capital gain distributions from affiliated investments	25,424,057	78,059,502	6,000,692	21,525,570
Net change in unrealized appreciation on investments, Net change in unrealized appreciation/(depreciation) on affiliat, swaps and foreign currency translations	4,725,119	6,512,002	2,688,096	24,284,237
Net increase in net assets resulting from operations	28,948,039	84,490,637	12,166,570	45,663,451
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class Shares	(69,297,591)	(126,478,419)	(8,423,290)	(51,232,353)
Net decrease in net assets from dividends and distributions to shareholders	(69,297,591)	(126,478,419)	(8,423,290)	(51,232,353)
Increase in net assets derived from capital share transactions (Note 4)	134,975,431	233,931,871	30,555,980	124,061,599
Total increase in net assets	94,625,879	191,944,089	34,299,260	118,492,697
Net assets
Beginning of year/period	979,757,300	787,813,211	392,781,699	274,289,002
End of year/period	$1,074,383,179	$979,757,300	$427,080,959	$392,781,699
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets (Continued)
	Gotham Neutral Fund		Gotham Index Plus Fund
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(110,791)	$6,339	$11,098,646	$(2,037,773)
Net realized gains/(losses) from investments, swaps, foreign currency transactions and capital gain distributions from affiliated investments	284,334	9,969,680	(28,552,837)	46,600,066
Net change in unrealized appreciation/(depreciation) on investments, Net change in unrealized appreciation/(depreciation) on affiliat, swaps and foreign currency translations	551,599	(7,047,637)	17,274,027	122,552,671
Net increase/(decrease) in net assets resulting from operations	725,142	2,928,382	(180,164)	167,114,964
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class Shares	(154,105)	—	(36,663,948)	(26,277,067)
Investor Class Shares	N/A	N/A	(801,226)	(505,896)
Net decrease in net assets from dividends and distributions to shareholders	(154,105)	—	(37,465,174)	(26,782,963)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	488,387	12,808,162	(9,441,740)	106,258,965
Total increase/(decrease) in net assets	1,059,424	15,736,544	(47,087,078)	246,590,966
Net assets
Beginning of year/period	109,522,732	93,786,188	1,139,762,879	893,171,913
End of year/period	$110,582,156	$109,522,732	$1,092,675,801	$1,139,762,879
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets (Continued)
	Gotham Large Value Fund		Gotham Enhanced S&P 500 Index Fund
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
Net increase/(decrease) in net assets from operations:
Net investment income	$253,445	$502,019	$102,807	$210,761
Net realized gains from investments	2,025,648	3,482,616	1,453,899	2,080,621
Net change in unrealized appreciation/(depreciation) on investments	26,025	(1,908,253)	(1,478,792)	764,462
Net increase in net assets resulting from operations	2,305,118	2,076,382	77,914	3,055,844
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class Shares	(3,753,377)	(3,177,218)	(2,121,343)	(2,101,945)
Net decrease in net assets from dividends and distributions to shareholders	(3,753,377)	(3,177,218)	(2,121,343)	(2,101,945)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	(1,402,715)	1,429,567	1,334,625	1,820,097
Total increase/(decrease) in net assets	(2,850,974)	328,731	(708,804)	2,773,996
Net assets
Beginning of year/period	34,228,554	33,899,823	23,798,021	21,024,025
End of year/period	$31,377,580	$34,228,554	$23,089,217	$23,798,021
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Statements of Changes in Net Assets (Concluded)
	Gotham Total Return Fund
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
Net increase/(decrease) in net assets from operations:
Net investment income	$196,596	$190,723
Net realized gains from affiliated investments and capital gain distributions from affiliated investments	791,118	1,240,322
Net change in unrealized depreciation on Net change in unrealized appreciation/(depreciation) on affiliat	(529,883)	(60,747)
Net increase in net assets resulting from operations	457,831	1,370,298
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class Shares	(1,424,493)	(1,563,196)
Net decrease in net assets from dividends and distributions to shareholders	(1,424,493)	(1,563,196)
Increase in net assets derived from capital share transactions (Note 4)	1,469,729	826,784
Total increase in net assets	503,067	633,886
Net assets
Beginning of year/period	15,851,492	15,217,606
End of year/period	$16,354,559	$15,851,492
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Absolute Return Fund
Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Per Share Operating Performance
Net asset value, beginning of year/period	$22.42	$24.06	$19.39	$16.37	$16.73	$14.39
Net investment loss(1)	(0.03)	(0.00)(2)	(0.08)	(0.06)	(0.04)	(0.06)
Net realized and unrealized gain/(loss) on investments	0.69	2.07	5.89	3.08	(0.32)	2.40
Total from investment operations	0.66	2.07	5.81	3.02	(0.36)	2.34
Dividends and distributions to shareholders from:
Net investment income	(0.01)	—	—	—	—	—
Net realized capital gains	(1.54)	(3.71)	(1.14)	—	—	—
Total dividends and distributions to shareholders	(1.55)	(3.71)	(1.14)	—	—	—
Redemption fees	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Net asset value, end of year/period	$21.53	$22.42	$24.06	$19.39	$16.37	$16.73
Total investment return(4)	3.00%	10.64%	31.53%	18.45%	(2.15)%	16.26%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$1,074,383	$979,757	$787,813	$626,813	$542,504	$499,529
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any (including interest expense)	1.50%(5)	1.54%(6)	1.80%(6)	1.79%(6)	1.50%	1.50%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(7)	1.67%(5)	1.75%(6)	2.02%(6)	2.02%(6)	1.74%	1.77%
Ratio of net investment loss to average net assets (including interest expense)	(0.23)%(5)	(0.01)%	(0.39)%	(0.33)%	(0.21)%	(0.39)%
Portfolio turnover rate	165%(8)	290%	270%	250%	284%	210%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.005) per share.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
(6)	Expense ratio includes interest expense on collateral. Excluding such interest expense on collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.50%, 1.50% and 1.50% for the years ended September 30, 2025, 2024 and 2023, respectively.
(7)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(8)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Enhanced Return Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Per Share Operating Performance
Net asset value, beginning of year/period	$14.42	$15.12	$11.53	$9.90	$12.92	$10.21
Net investment income/(loss)(1)	0.12	(0.01)	(0.10)	(0.10)	(0.04)	(0.04)
Net realized and unrealized gain/(loss) on investments	0.34	1.69	4.82	2.54	(0.58)	2.77
Total from investment operations	0.46	1.68	4.72	2.44	(0.62)	2.73
Dividends and distributions to shareholders from:
Net investment income	—	—	—	—	—	(0.02)
Net realized capital gains	(0.30)	(2.38)	(1.13)	(0.81)	(2.40)	—
Total dividends and distributions to shareholders	(0.30)	(2.38)	(1.13)	(0.81)	(2.40)	(0.02)
Redemption fees	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)
Net asset value, end of year/period	$14.58	$14.42	$15.12	$11.53	$9.90	$12.92
Total investment return(3)	3.23%	13.74%	44.53%	25.53%	(8.04)%	26.73%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$427,081	$392,782	$274,289	$184,400	$206,744	$227,319
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any (including interest expense)	1.29%(4)	1.42%(5)	2.07%(5)	2.09%(5)	1.50%	1.50%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(6)	1.46%(4)	1.63%(5)	2.32%(5)	2.36%(5)	1.76%	1.79%
Ratio of net investment income/(loss) to average net assets (including interest expense)	1.67%(4)	(0.04)%	(0.77)%	(0.95)%	(0.38)%	(0.36)%
Portfolio turnover rate	86%(7)	153%	181%	222%	288%(8)	203%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Expense ratio includes interest expense on collateral. Excluding such interest expense on collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.27%, 1.28% and 1.27% for the years ended September 30, 2025, 2024 and 2023, respectively.
(6)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
(8)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Neutral Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Per Share Operating Performance
Net asset value, beginning of year/period	$14.76	$14.40	$11.69	$10.34	$9.32	$9.19
Net investment income/(loss)(1)	(0.01)	0.00(2)	(0.06)	(0.07)	(0.02)	(0.05)
Net realized and unrealized gain on investments	0.11	0.36	2.77	1.42	1.04	0.18
Total from investment operations	0.10	0.36	2.71	1.35	1.02	0.13
Dividends and distributions to shareholders from:
Net investment income	(0.02)	—	—	—	—	—
Redemption fees	0.00(2)	0.00(2)	0.00(2)	—	0.00(2)	0.00(2)
Net asset value, end of year/period	$14.84	$14.76	$14.40	$11.69	$10.34	$9.32
Total investment return(3)	0.68%	2.50%	23.18%	13.06%	10.94%	1.42%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$110,582	$109,523	$93,786	$64,835	$67,134	$40,168
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any (including interest expense)	1.50%(4)	1.54%(5)	1.88%(5)	2.00%(5)	1.50%	1.50%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(6)	1.83%(4)	1.89%(5)	2.30%(5)	2.46%(5)	1.94%	2.07%
Ratio of net investment income/(loss) to average net assets (including interest expense)	(0.20)%(4)	0.01%	(0.49)%	(0.61)%	(0.23)%	(0.53)%
Portfolio turnover rate	270%(7)	466%	427%	366%	408%	282%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Expense ratio includes interest expense on collateral. Excluding such interest expense on collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.50%, 1.50% and 1.50% for the years ended September 30, 2025, 2024 and 2023, respectively.
(6)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Index Plus Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Per Share Operating Performance
Net asset value, beginning of year/period	$32.28	$28.04	$21.39	$17.33	$20.30	$16.19
Net investment income/(loss)(1)	0.32	(0.06)	(0.15)	(0.07)	0.02	0.10
Net realized and unrealized gain/(loss) on investments	(0.34)	5.12	7.71	4.47	(1.84)	4.19
Total from investment operations	(0.02)	5.06	7.56	4.40	(1.82)	4.29
Dividends and distributions to shareholders from:
Net investment income	(0.06)	—	(0.14)	—	(0.10)	(0.18)
Net realized capital gains	(1.01)	(0.82)	(0.77)	(0.34)	(1.05)	—
Total dividends and distributions to shareholders	(1.07)	(0.82)	(0.91)	(0.34)	(1.15)	(0.18)
Redemption fees	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)
Net asset value, end of year/period	$31.19	$32.28	$28.04	$21.39	$17.33	$20.30
Total investment return(3)	(0.17)%	18.56%	36.54%	25.62%	(9.97)%	26.76%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$1,065,845	$1,115,004	$876,163	$450,304	$394,850	$444,756
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any (including interest expense)	0.94%(4)(5)	1.23%(6)	1.96%(6)	1.84%(6)	0.96%	1.13%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(7)	0.97%(4)(5)	1.28%(6)	2.03%(6)	1.94%(6)	1.04%	1.22%
Ratio of net investment income/(loss) to average net assets (including interest expense)	1.94%(4)	(0.21)%	(0.59)%	(0.34)%	0.11%	0.55%
Portfolio turnover rate	36%(8)	84%	126%	125%	169%(9)	158%(9)

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 0.92% for the six months ended March 31, 2026.
(6)	Expense ratio includes interest expense on collateral. Excluding such interest expense on collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 0.93%, 0.92% and 0.92% for the years ended September 30, 2025, 2024 and 2023, respectively.
(7)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(8)	Not annualized.
(9)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Index Plus Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Investor Class Shares
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Per Share Operating Performance
Net asset value, beginning of year/period	$32.00	$27.87	$21.27	$17.28	$20.23	$16.15
Net investment income/(loss)(1)	0.27	(0.13)	(0.21)	(0.12)	(0.03)	0.06
Net realized and unrealized gain/(loss) on investments	(0.32)	5.08	7.66	4.45	(1.82)	4.16
Total from investment operations	(0.05)	4.95	7.45	4.33	(1.85)	4.22
Dividends and distributions to shareholders from:
Net investment income	—	—	(0.08)	—	(0.05)	(0.14)
Net realized capital gains	(1.01)	(0.82)	(0.77)	(0.34)	(1.05)	—
Total dividends and distributions to shareholders	(1.01)	(0.82)	(0.85)	(0.34)	(1.10)	(0.14)
Redemption fees	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)
Net asset value, end of year/period	$30.94	$32.00	$27.87	$21.27	$17.28	$20.23
Total investment return(3)	(0.26)%	18.27%	36.14%	25.29%	(10.13)%	26.33%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$26,831	$24,759	$17,009	$11,889	$10,340	$12,671
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any (including interest expense)	1.19%(4)(5)	1.46%(6)	2.20%(6)	2.09%(6)	1.21%	1.38%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(7)	1.22%(4)(5)	1.51%(6)	2.27%(6)	2.19%(6)	1.30%	1.47%
Ratio of net investment income/(loss) to average net assets (including interest expense)	1.69%(4)	(0.44)%	(0.84)%	(0.59)%	(0.14)%	0.30%
Portfolio turnover rate	36%(8)	84%	126%	125%	169%(9)	158%(9)

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.17% for the six months ended March 31, 2026.
(6)	Expense ratio includes interest expense on collateral. Excluding such interest expense on collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 1.18%, 1.17% and 1.17% for the years ended September 30, 2025, 2024 and 2023, respectively.
(7)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(8)	Not annualized.
(9)	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Large Value Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Per Share Operating Performance
Net asset value, beginning of year/period	$15.24	$15.83	$13.81	$12.80	$16.71	$12.98
Net investment income(1)	0.11	0.22	0.23	0.25	0.23	0.20
Net realized and unrealized gain/(loss) on investments	0.83	0.67	3.12	1.78	(1.27)	3.76
Total from investment operations	0.94	0.89	3.35	2.03	(1.04)	3.96
Dividends and distributions to shareholders from:
Net investment income	(0.03)	(0.25)	(0.22)	(0.14)	(0.25)	(0.23)
Net realized capital gains	(1.63)	(1.23)	(1.11)	(0.88)	(2.62)	—
Total dividends and distributions to shareholders	(1.66)	(1.48)	(1.33)	(1.02)	(2.87)	(0.23)
Redemption fees	—	0.00(2)	0.00(2)	—	0.00(2)	—
Net asset value, end of year/period	$14.52	$15.24	$15.83	$13.81	$12.80	$16.71
Total investment return(3)	6.56%	6.65%	26.40%	15.96%	(8.83)%	30.83%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$31,378	$34,229	$33,900	$32,824	$40,445	$65,351
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any	0.75%(4)	0.75%	0.82%(5)	0.75%	0.75%	0.75%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(6)	1.18%(4)	1.19%	1.25%(5)	1.21%	1.09%	1.05%
Ratio of net investment income to average net assets	1.48%(4)	1.51%	1.61%	1.82%	1.50%	1.29%
Portfolio turnover rate	86%(7)	200%	330%	191%	290%	226%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 0.75% for the year ended September 30, 2024.
(6)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Enhanced S&P 500 Index Fund
Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Per Share Operating Performance
Net asset value, beginning of year/period	$20.04	$19.39	$14.90	$13.20	$16.07	$12.86
Net investment income(1)	0.08	0.18	0.19	0.20	0.20	0.17
Net realized and unrealized gain/(loss) on investments	(0.01)	2.42	4.81	2.60	(1.96)	3.17
Total from investment operations	0.07	2.60	5.00	2.80	(1.76)	3.34
Dividends and distributions to shareholders from:
Net investment income	(0.11)	(0.18)	(0.23)	(0.11)	(0.17)	(0.13)
Net realized capital gains	(1.72)	(1.78)	(0.28)	(0.99)	(0.94)	—
Total dividends and distributions to shareholders	(1.83)	(1.96)	(0.51)	(1.10)	(1.11)	(0.13)
Redemption fees	0.00(2)	0.01	—	0.00(2)	0.00(2)	0.00(2)
Net asset value, end of year/period	$18.28	$20.04	$19.39	$14.90	$13.20	$16.07
Total investment return(3)	0.18%	14.76%	34.43%	22.11%	(12.25)%	26.17%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$23,089	$23,798	$21,024	$18,127	$13,258	$15,569
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any	0.50%(4)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(5)	0.67%(4)	0.65%	0.65%	0.65%	0.65%	1.12%
Ratio of net investment income to average net assets	0.86%(4)	0.96%	1.13%	1.39%	1.31%	1.14%
Portfolio turnover rate	90%(6)	176%	160%	152%	193%	178%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Gotham Total Return Fund
Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class Shares
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Per Share Operating Performance
Net asset value, beginning of year/period	$14.12	$14.36	$12.06	$11.45	$13.03	$11.70
Net investment income(1)	0.17	0.17	0.18	0.09	0.11	0.08
Net realized and unrealized gain/(loss) on investments	0.25	1.05	3.01	1.69	(1.04)	1.33
Total from investment operations	0.42	1.22	3.19	1.78	(0.93)	1.41
Dividends and distributions to shareholders from:
Net investment income	(0.22)	(0.24)	(0.17)	(0.07)	(0.13)	(0.08)
Net realized capital gains	(1.06)	(1.22)	(0.72)	(1.10)	(0.52)	(0.00)(2)
Total dividends and distributions to shareholders	(1.28)	(1.46)	(0.89)	(1.17)	(0.65)	(0.08)
Redemption fees	—	—	—	0.00(3)	—	0.00(3)
Net asset value, end of year/period	$13.26	$14.12	$14.36	$12.06	$11.45	$13.03
Total investment return(4)	2.90%	9.68%	28.01%	15.86%	(7.87)%	12.17%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$16,355	$15,851	$15,218	$19,685	$17,280	$23,987
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any	0.00%(5)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of expenses to average net assets without waivers and/or reimbursements, if any(6)	0.87%(5)	0.97%	0.85%	0.87%	0.72%	0.66%
Ratio of net investment income to average net assets	2.41%(5)	1.26%	1.38%	0.74%	0.87%	0.68%
Portfolio turnover rate	1%(7)	7%	5%	35%	9%	85%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.005) per share.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
(6)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS
Notes to Financial Statements
March 31, 2026
(Unaudited)
1. Organization and Significant Accounting Policies
The Gotham Absolute Return Fund, the Gotham Enhanced Return Fund, the Gotham Neutral Fund, the Gotham Index Plus Fund, the Gotham Large Value Fund, the Gotham Enhanced S&P 500 Index Fund and the Gotham Total Return Fund (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds, except for the Gotham Index Plus Fund, offers one class of shares, Institutional Class Shares. The Gotham Index Plus Fund offers two classes of shares, Institutional Class Shares and Investor Class Shares. The Funds’ commencement of operations are as follows:
Gotham Absolute Return Fund (“Absolute Return”)	August 31, 2012
Gotham Enhanced Return Fund (“Enhanced Return”)	May 31, 2013
Gotham Neutral Fund (“Neutral”)	August 30, 2013
Gotham Index Plus Fund (“Index Plus”)	March 31, 2015
Gotham Large Value Fund (“Large Value”)	December 31, 2015
Gotham Enhanced S&P 500 Index Fund (“Enhanced S&P 500 Index”)	December 30, 2016
Gotham Total Return Fund (“Total Return”) (operates as a “Fund of Funds”)	March 31, 2015
All the Funds, except for Large Value, Enhanced S&P 500 Index and Total Return, seek to achieve their investment objectives by primarily investing in long and short positions of U.S. equity securities. All Funds may invest in short positions of U.S. short securities. Equity securities include common and preferred stocks. Large Value seeks to achieve its investment objective by primarily investing in long positions of U.S. large capitalization equity securities with market capitalization similar to companies in the S&P 500® Index or Russell 1000® Index, but may invest in other large capitalization companies. Enhanced S&P 500 Index seeks to achieve its investment objective by generally investing at least 80% of its assets in U.S. equity securities listed in the S&P 500® Index. Total Return seeks to achieve its investment objective by primarily investing in other investment companies advised or sub-advised by Gotham.
The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Securities that do not have a readily available current market value are valued in good faith by Gotham Asset Management, LLC (“Gotham” or “the Adviser”) as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. OTC investments (including swap agreements) are generally valued by approved pricing services that use evaluated prices from various observable market factors.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2026
(Unaudited)
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets except for the following: one long security with a fair value, as of March 31, 2026, of $952 was held by Gotham Enhanced S&P 500 Index Fund and is considered Level 2. Total return swaps had an end of period unrealized appreciation of $88,878,775, $68,240,613, $8,757,508, and $292,126,666 were held by Absolute Return, Enhanced Return, Neutral and Index Plus, respectively. These securities are considered Level 2 as of and for the six months ended March 31, 2026.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the six months ended March 31, 2026, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Cash and Cash Equivalents —Cash include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. Each Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Due from/to Brokers — Due from/to broker represents net receivables/payables related to unsettled swap transactions with the Funds’ prime swap broker. The Funds are subject to credit risk should the prime swap broker is unable to meet their obligations.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2026
(Unaudited)
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statements of Operations. These characterizations are reflected in the accompanying financial statements. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, capitalized dividends on short sales, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to such Fund's shareholders, which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Segment Reporting — In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, each Fund has evaluated its business activities and determined that it operates as a single reportable segment.
The Chief Operating Decision Maker (“CODM”) is the Chief Executive Officer of the Adviser and the Principal Executive Officer (“PEO”) and the Principal Financial Officer (“PFO”) of the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in the prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
Short Sales — All Funds may sell securities short. Total Return indirectly invests in short sales through its underlying securities. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Securities and Exchange Commission (“SEC”) and other applicable regulatory bodies with respect to coverage of short sales. As of March 31, 2026, the Funds did not hold any short sales.
Accounting Pronouncement — On December 14, 2023, the Financial Accounting Standards Board (FASB) issued ASU 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on the Funds’ financial statements.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2026
(Unaudited)
Swap Agreements — A swap agreement is a bilateral financial instrument that involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on valuation changes to market referenced securities. The nominal amount on which the cash flows are calculated is called the notional amount.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements will be affected by a change in the market value of the referenced underlying securities that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date, in whole or part, under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. A Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of a Fund’s accrued obligations under the swap agreement.
Total Return Swaps: Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend accruals or payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to or from the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument). As of and for the six months ended March 31, 2026, only Absolute Return, Enhanced Return, Neutral and Index Plus held total return swaps.
For the six months ended March 31, 2026, the quarterly average notional value of the total return swaps for each Fund was as follows:
Notional Amount
Absolute Return	$(360,158,971)
Enhanced Return	30,539,079
Neutral	(77,760,421)
Index Plus	73,065,825
Counterparty Risk — During the six months ended March 31, 2026, Absolute Return, Enhanced Return, Neutral and Index Plus were subject to counterparty risk. Certain of the derivatives entered into by the Funds may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Funds to suffer a loss. If a counterparty defaults on its payment

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2026
(Unaudited)
obligations to the Funds, this default will cause the value of an investment in the Funds to decrease. In addition, to the extent the Funds deal with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Funds are neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Funds to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Funds.
The Funds are subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Funds will not sustain a loss on a transaction as a result.
Liquidity Risk — During the six months ended March 31, 2026, Absolute Return, Enhanced Return, Neutral and Index Plus were subject to liquidity risk. The Funds may be subject to liquidity risk primarily due to investments in derivatives. The Funds may invest up to 15% of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, forward contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Funds may be unable to sell the asset or sell it at a reasonable price. In addition, the Funds may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of the Funds in order to raise cash to pay redemptions.
An investment in derivatives is also subject to the risk that the Funds may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, the Funds may be exposed to the risk of additional losses due to such delays.
Master Netting Agreement — During the six months ended March 31, 2026, Absolute Return, Enhanced Return, Neutral and Index Plus were subject to a Master Netting agreement. In order to define their contractual rights and to secure rights that will help mitigate their counterparty risk, the Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”). An ISDA Master Agreement is a bilateral agreement between the Funds and the counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Funds' net assets decline by a stated percentage or the Funds fails to meet the terms of its ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.
Collateral Requirements — During the six months ended March 31, 2026, Absolute Return, Enhanced Return, Neutral and Index Plus were subject to collateral requirements. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Portfolio of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Funds generally agree not to use non-cash collateral that they receive but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. See interest expense on the Statements of Operations for related interest on collateral. To the extent amounts due to the Funds from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2026
(Unaudited)
derivative contracts. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
				Gross Amount Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets/(Liabilities)	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged/(Received)*	Net Amount**
Absolute Return	$88,878,775	$—	$88,878,775	$—	$—	$88,878,775
Enhanced Return	68,240,613	—	68,240,613	—	—	68,240,613
Neutral	8,757,508	—	8,757,508	—	—	8,757,508
Index Plus	292,126,666	—	292,126,666	—	—	292,126,666

*	Amount disclosed is limited to the amount of assets presented in each Statements of Assets and Liabilities. Actual collateral pledged/(received) may be more than the amount shown.
**	Net amount represents the net receivable from the counterparty in the event of a default.
2. Transactions with Related Parties and Other Service Providers
Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below:
Absolute Return(1)	1.50%
Enhanced Return(1)	1.50%
Neutral	1.50%
Index Plus(1)	1.00%
Large Value	0.75%
Enhanced S&P 500 Index(2)	0.50%
Total Return(3)	—

(1)	Gotham has contractually agreed to reduce the Fund’s annual investment advisory fee by the dollar amount of “total annual fund operating expenses after fee waivers” attributable to any Fund assets invested in other investment companies advised or sub-advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), and the amount of such reduction is calculated based on the Fund’s average daily assets invested in an underlying fund and the “total annual fund operating expenses after fee waivers” disclosed in such underlying fund’s “Annual Fund Operating Expenses” table in the summary section of an underlying fund’s currently effective prospectus. The effect of the reduction is intended to provide that Gotham’s aggregate direct and indirect compensation from the Fund and any underlying fund, respectively, does not exceed the annual investment advisory fee paid by the Fund, as shown in the table.
(2)	Enhanced S&P 500 Index entered into a Support, Service and Fee Assumption Agreement (“Agreement”) with Gotham, whereby Gotham will assume and undertake to pay substantially all Fund expenses, except investment advisory fees. Under the Agreement, Gotham is entitled to a fee, computed daily and payable monthly, equal to the lesser of (i) the annualized rate of 0.15% of the Fund’s average daily net assets, or (ii) the actual amount of Gotham’s payment obligation under the Agreement.
(3)	For Total Return (the “Fund”), Gotham is not entitled to receive an investment advisory fee on assets invested in investment companies advised or sub-advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), but is entitled to receive an investment advisory fee of 1.00% of the Fund’s average net assets invested in investments other than an underlying fund. Gotham does not receive an investment advisory fee from the Fund on assets invested in an underlying fund, but does receive an investment advisory fee from each underlying fund as investment adviser to such funds. The Fund does not currently expect to invest in assets other than underlying funds; however, to the extent it does, the Fund will pay an investment advisory fee on such assets.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2026
(Unaudited)
For Neutral, Large Value and Total Return, the Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). For Absolute Return, Enhanced Return, Index Plus and Enhanced S&P 500 Index, the Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s “Other Expenses” (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Other Expense Limitation”). Both the Expense Limitation and the Other Expense Limitation will remain in place until the termination date set forth below, unless the Board approves its earlier termination. The table below reflects the Expense Limitation and Other Expense Limitation amounts, respectively, as a percentage of average daily net assets, in effect during the six months ended March 31, 2026.
	Institutional Class Shares	Investor Class Shares	Termination Date
Absolute Return	0.00%	N/A	January 31, 2027
Enhanced Return	0.00%	N/A	January 31, 2027
Neutral	1.50%	N/A	January 31, 2027
Index Plus	0.15%	0.15%	January 31, 2027
Large Value	0.75%	N/A	January 31, 2027
Enhanced S&P 500 Index	0.00%	N/A	January 31, 2027
Total Return(1)	0.00%	N/A	January 31, 2027

(1)	Per the Expense Limitation agreement for the Fund, the expenses subject to the expense limitation are also exclusive of management fees, if any.
For the six months ended March 31, 2026, investment advisory fees accrued and waivers were as follows:
	Gross Advisory Fee	Waivers and/or Reimbursements	Net Advisory Fee/ (Reimbursement)
Absolute Return	$7,692,629	$(873,961)	$6,818,668
Enhanced Return	2,671,448	(368,915)	2,302,533
Neutral	824,481	(182,338)	642,143
Index Plus	4,424,099	(199,974)	4,224,125
Large Value	128,268	(72,785)	55,483
Enhanced S&P 500 Index	59,507	(19,650)	39,857
Total Return	—	(71,198)	(71,198)
For Index Plus and Total Return, the Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation amount. As of March 31, 2026, the amounts of potential reimbursement from the Funds to the Adviser are as follows:
	Expiration
	09/30/2026	09/30/2027	09/30/2028	03/31/2029	Total
Index Plus
Institutional Class Shares	$204,097	$445,431	$486,181	$195,073	$1,330,782
Investor Class Shares	5,329	10,359	10,300	4,901	30,889
Total Return	74,174	148,187	146,194	71,198	439,753
The Index Plus and Total Return Funds have not recorded a commitment or contingent liability at March 31, 2026.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2026
(Unaudited)
Other Service Providers
The Bank of New York Mellon (“BNY”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statements of Operations.
Pershing LLC provides prime brokerage services to the Funds under an Agreement for Prime Brokerage Services. Pershing LLC is a wholly owned subsidiary of The Bank of New York Mellon Corporation.
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.
The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Investor Class shares of Index Plus, in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, Index Plus compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25%, on an annualized basis of the average daily net assets of Index Plus's Investor Class shares.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.
Tidal ETF Services LLC (“Tidal”) provides a PEO and PFO, to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Tidal and Chenery are compensated for their services provided to the Trust.
Investment in Affiliated Funds
The following table lists each issuer owned by Enhanced Return, Index Plus and Total Return that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuers during the six months ended March 31, 2026:

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2026
(Unaudited)
Enhanced Return
Name of Issuer	Value at 09/30/25	Purchase Cost	Sales Proceeds	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Dividend Income	Distributions of Realized Gains
Gotham 1000 Value ETF	$86,446,695	$9,264,220	$—	$—	$(1,023,465)	$94,687,450	3,740,000	$2,650,878	$2,729,730
Gotham Enhanced 500 ETF	87,806,367	9,281,300	—	—	(3,394,277)	93,693,390	2,648,000	2,273,640	35,202
Total	$174,253,062	$18,545,520	$—	$—	$(4,417,742)	$188,380,840		$4,924,518	$2,764,932

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2026
(Unaudited)
Index Plus
Name of Issuer	Value at 09/30/25	Purchase Cost	Sales Proceeds	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Dividend Income	Distributions of Realized Gains
Gotham Enhanced 500 ETF	$520,331,450	$2,040	$—	$—	$(17,534,708)	$502,798,782	14,210,300	$13,473,354	$208,607

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2026
(Unaudited)
Total Return
Name of Issuer	Value at 09/30/25	Purchase Cost	Sales Proceeds	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Dividend Income	Distributions of Realized Gains
Gotham 1000 Value ETF	$4,534,397	$386,724	$—	$—	$(48,186)	$4,872,935	192,473	$139,048	$143,182
Gotham Enhanced S&P 500 Index Fund	2,454,146	223,641	(48,159)	3,735	(220,549)	2,412,814	131,992	13,164	210,476
Gotham Index Plus Fund	4,090,751	135,548	(55,787)	3,417	(143,269)	4,030,660	129,229	7,515	128,033
Gotham Large Value Fund	3,038,161	331,066	(21,241)	(1,641)	(129,043)	3,217,302	221,577	27,150	303,916
Gotham Neutral Fund	1,474,868	224,021	—	—	11,164	1,710,053	115,233	2,084	—
Total	$15,592,323	$1,301,000	$(125,187)	$5,511	$(529,883)	$16,243,764		$188,961	$785,607

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2026
(Unaudited)
3. Investment in Securities
For the six months ended March 31, 2026, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:
	Purchases	Sales
Absolute Return	$1,542,062,030	$1,490,091,480
Enhanced Return	302,745,053	272,674,786
Neutral	274,386,120	282,078,177
Index Plus	288,725,734	329,633,250
Large Value	29,188,167	33,710,560
Enhanced S&P 500 Index	21,339,341	22,177,270
Total Return	1,300,999	125,186
For the six months ended March 31, 2026, the Funds had no purchases and sales of U.S. Government securities.
4. Capital Share Transactions
For six months ended March 31, 2026 and the year ended September 30, 2025, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025
	Shares	Value	Shares	Value
Absolute Return:
Institutional Class Shares
Sales	9,482,911	$207,955,947	17,748,963	$375,308,093
Reinvestments	1,314,278	27,915,268	2,714,188	53,795,209
Redemption Fees*	—	3,103	—	10,944
Redemptions	(4,607,151)	(100,898,887)	(9,498,509)	(195,182,375)
Net increase	6,190,038	$134,975,431	10,964,642	$233,931,871

Enhanced Return:
Institutional Class Shares
Sales	4,519,819	$66,701,159	10,451,071	$146,366,523
Reinvestments	525,850	7,609,056	3,792,417	46,912,201
Redemption Fees*	—	1,344	—	4,504
Redemptions	(2,994,896)	(43,755,579)	(5,148,462)	(69,221,629)
Net increase	2,050,773	$30,555,980	9,095,026	$124,061,599

Neutral:
Institutional Class Shares
Sales	709,881	$10,506,437	2,814,277	$40,256,628
Reinvestments	10,216	152,836	—	—
Redemption Fees*	—	10	—	10,378
Redemptions	(687,067)	(10,170,896)	(1,905,472)	(27,458,844)
Net increase	33,030	$488,387	908,805	$12,808,162

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2026
(Unaudited)
	For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025
	Shares	Value	Shares	Value

Index Plus:
Institutional Class Shares
Sales	4,590,316	$150,051,907	8,643,450	$249,856,766
Proceeds from Shares issued in connection with merger**	—	—	991,320	30,761,556
Reinvestments	648,312	20,882,144	572,873	15,771,197
Redemption Fees*	—	4,137	—	19,290
Redemptions	(5,614,658)	(183,424,284)	(6,912,210)	(194,940,475)
Net increase/(decrease)	(376,030)	$(12,486,096)	3,295,433	$101,468,334
Investor Class Shares
Sales	123,029	$3,992,452	246,230	$7,109,401
Reinvestments	24,811	793,211	18,252	499,182
Redemption Fees*	—	95	—	420
Redemptions	(54,234)	(1,741,402)	(101,031)	(2,818,372)
Net increase	93,606	$3,044,356	163,451	$4,790,631
Total net increase/(decrease)	(282,424)	$(9,441,740)	3,458,884	$106,258,965

Large Value:
Institutional Class Shares
Sales	84,154	$1,275,611	254,766	$3,742,582
Reinvestments	264,233	3,704,549	228,041	3,133,278
Redemption Fees*	—	—	—	91
Redemptions	(433,125)	(6,382,875)	(377,828)	(5,446,384)
Net increase/(decrease)	(84,738)	$(1,402,715)	104,979	$1,429,567

Enhanced S&P 500 Index:
Institutional Class Shares
Sales	109,901	$2,132,893	263,693	$4,844,075
Reinvestments	114,023	2,118,552	118,599	2,101,578
Redemption Fees*	—	1,217	—	6,986
Redemptions	(148,433)	(2,918,037)	(278,747)	(5,132,542)
Net increase	75,491	$1,334,625	103,545	$1,820,097

Total Return:
Institutional Class Shares
Sales	11,018	$149,954	30,231	$440,450
Reinvestments	106,732	1,417,405	123,223	1,555,068
Redemption Fees*	—	—	—	—
Redemptions	(7,162)	(97,630)	(90,849)	(1,168,734)
Net increase	110,588	$1,469,729	62,605	$826,784

*	There is a 1.00% redemption fee that may be charged on shares redeemed which have been held 30 days or less. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in capital.
**	See Note 6.

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2026
(Unaudited)
Significant Shareholders
As of March 31, 2026, the Funds below had shareholders that held 10% or more of the total outstanding shares of each respective Fund. Transactions by these shareholders may have a material impact on each respective Fund.
Neutral
Affiliated Fund	2%
Large Value
Affiliated Fund	10%
Non-affiliated Shareholder	12%
Enhanced S&P 500 Index
Affiliated Fund	10%
Total Return
Affiliated Shareholders	23%
Non-affiliated Shareholder	55%
5. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
The tax character of distributions paid by the Funds during the year ended September 30, 2025, were as follows:
	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
Absolute Return	$—	$126,478,419	$—
Enhanced Return	—	51,232,353	—
Index Plus	—	26,782,963	—
Large Value	894,594	2,282,624	—
Enhanced S&P 500 Index	406,440	1,695,505	—
Total Return	254,956	1,308,241	—
Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.
As of September 30, 2025, the components of distributable earnings  on a tax basis were as follows:
	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
Absolute Return	$—	$—	$53,130,476	$155,649,428	$—
Enhanced Return	—	—	8,422,774	114,952,383	(1,332,899)
Neutral	(43,078,864)	—	—	4,991,410	—
Index Plus	—	23	30,872,805	433,577,898	(3,524,879)
Large Value	—	31,594	3,336,026	2,831,599	—
Enhanced S&P 500 Index	—	71,567	1,663,737	6,155,046	—
Total Return	—	20,345	1,182,818	3,120,372	—

GOTHAM FUNDS
Notes to Financial Statements (Continued)
March 31, 2026
(Unaudited)
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. The temporary differences as of September 30, 2025, were primarily attributed to wash sales, capital loss carryforward not yet utilized, deferral of loss on unsettled short sale transactions and amortization of organizational costs. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.
As of March 31, 2026, the federal tax cost, aggregated gross unrealized appreciation and depreciation of securities held by the Funds were as follows:
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Absolute Return	$882,150,148	$262,809,894	$(83,809,521)	$179,000,373
Enhanced Return	291,138,503	158,422,193	(38,876,943)	119,545,250
Neutral	102,090,819	19,907,811	(11,579,910)	8,327,901
Index Plus	593,426,058	541,785,823	(81,668,461)	460,117,362
Large Value	27,845,821	5,196,901	(1,536,274)	3,660,627
Enhanced S&P 500 Index	17,859,877	6,117,109	(893,850)	5,223,259
Total Return	13,716,248	2,842,219	(191,821)	2,650,398

*	Because tax adjustments are calculated annually at the end of each Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in each Fund’s most recent annual report.
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30 or (ii) specified ordinary losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2025. For the year ended September 30, 2025, the Funds deferred to October 1, 2025 the following losses:
	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Enhanced Return	$1,332,899	$—	$—
Index Plus	3,524,879	—	—
Accumulated capital losses represent net capital loss carryforwards as of September 30, 2025 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of September 30, 2025, the following Funds had total capital loss carryforwards in the following amounts:
	Capital Loss Carryforward
	Short-Term	Long-Term
Neutral	$43,078,864	$—
6. Fund Merger
On March 6, 2025, the Board approved the reorganization of the Gotham Hedged Core Fund, Gotham Defensive Long 500 Fund and Gotham Enhanced 500 Plus Fund into Index Plus (the “Reorganization”). The Reorganization took place after the close of business on August 22, 2025.
Immediately prior to the Reorganization, Gotham Hedged Core Fund, Gotham Defensive Long 500 Fund and Gotham Enhanced 500 Plus Fund had Institutional Class Shares outstanding, which were exchanged for Institutional Class Shares of Index Plus. The following is a summary of shares outstanding, net assets and net asset value per share for these Funds before and after the Reorganizations took place after the close of business on August 22, 2025:

GOTHAM FUNDS
Notes to Financial Statements (Concluded)
March 31, 2026
(Unaudited)
	Before Reorganization				After Reorganization
	Gotham Hedged Core Fund	Gotham Defensive Long 500 Fund	Gotham Enhanced 500 Plus Fund	Index Plus	Index Plus
Institutional Class
Shares	501,731	1,019,434	386,412	32,957,427	33,948,747
Net Assets	$5,731,236	$19,638,430	$5.391.954	$1,022,699,953	$1,053,461,573
Net Asset Value	$11.42	$19.26	$13.95	$31.03	$31.03

Fund Total
Unrealized Appreciation*	$1,530,500	$6,908,655	$1,323,871	$434,468,782	$444,231,808
*    Unrealized appreciation before Reorganization from Gotham Enhanced 500 Plus Fund, Gotham Defensive Long 500 Fund and Gotham Hedged Core Fund, totaling $9,763,026, is not included within the net change in unrealized appreciation/(depreciation) for Index Plus on the Statements of Operations.
Assuming the Reorganizations had been completed on October 1, 2024, the Index Plus results of operations for the year ended September 30, 2025 would have been as follows:
Net Investment Loss	$(1,889,087)
Net realized and change in unrealized gains (losses) on investments and securities sold short	$172,384,140
Net increase in asset from operations	$170,495,053
Because the combined investment portfolios have been managed as a single portfolio since the Reorganizations were completed, it is not practical to separate the amounts of revenue and earnings to the Index Plus that have been included in its Statement of Operations since the Reorganizations.
7. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

GOTHAM FUNDS
Other Information
(Unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each Fund’s disclosure of remuneration items is included as part of the Semi-Annual Financials and Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The Board of Trustees of the Trust did not approve an investment advisory contract during the Trust's most recent fiscal half-year. A statement regarding the Board's considerations with respect to the most recent approval of the renewal of the Investment Advisory Agreement with Gotham Asset Management, LLC was included in the Registrant's Form N-CSR filed for the fiscal year ended September 30, 2025.
Proxy Voting
Policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to its reports on Form N-PORT. The Funds' portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.

Investment Adviser
Gotham Asset Management, LLC
825 Third Avenue, 17th Floor
New York, NY 10022
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
118 Flanders Road
Westborough, MA 01581
Principal Underwriter
Foreside Funds Distributors LLC
190 Middle Street, Suite 301
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Troutman Pepper Locke LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
GOTI-0326

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Each Fund’s disclosure of remuneration items is included as part of the Semi-Annual Financials and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Board of Trustees of the Trust did not approve an investment advisory contract during the Trust’s most recent fiscal half-year. A statement regarding the Board’s considerations with respect to the most recent approval of the renewal of the Investment Advisory Agreement with Gotham Asset Management, LLC was included in the Registrant’s Form N-CSR filed for the fiscal year ended September 30, 2025.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)* /s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date June 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date June 3, 2026

By (Signature and Title)* /s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)

Date June 3, 2026

* Print the name and title of each signing officer under his or her signature.